Seller	Loan ID	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	242NQM081	Resolved-Taxes validated using sales price of $XXXX * 0.920% of Tax rate for XXXX state. Calculated tax is $XXXX / 12 months = $XXXX - Resolved. - Due Diligence Vendor-08/07/2023 Resolved-Evidence of Property Tax is present - Due Diligence Vendor-08/07/2023 Resolved-Evidence of Property Tax is present - Due Diligence Vendor-08/07/2023 Ready for Review-Document Uploaded. - Seller-08/04/2023 Open-Missing Evidence of Property Tax Request to provide evidence of paid proof of Property Tax. - Due Diligence Vendor-07/29/2023	Ready for Review-Document Uploaded. - Seller-08/04/2023	Resolved-Taxes validated using sales price of $XXXX * 0.920% of Tax rate for FL state. Calculated tax is $XXXX / 12 months = $XXXX - Resolved. - Due Diligence Vendor-08/07/2023 Resolved-Evidence of Property Tax is present - Due Diligence Vendor-08/07/2023 Resolved-Evidence of Property Tax is present - Due Diligence Vendor-08/07/2023	XXXX			FL	Primary Residence	Purchase	NA	1077041	N/A	N/A
XXXX	242NQM079	Resolved-Updated Personal Guaranty page 1 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-08/10/2023 Ready for Review-Document Uploaded. Please see attached - Seller-08/09/2023 Open-Provided Personal Guaranty document in Pg: 283, 1st page is not filled. Provide updated document. - Due Diligence Vendor-08/09/2023	Ready for Review-Document Uploaded. Please see attached - Seller-08/09/2023	Resolved-Updated Personal Guaranty page 1 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-08/10/2023	PAGE 1 PG.pdf			CA	Investment	Purchase	NA	1098331	N/A	N/A
XXXX	242NQM083	Resolved-Per HPML cert on page 436, the lender has acknowledged that this is a higher priced transaction, resolved. - Due Diligence Vendor-09/08/2023

Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower
The loan meets HPML guidelines, pg#436
- Due Diligence Vendor-08/25/2023	Resolved-Per HPML cert on page 436, the lender has acknowledged that this is a higher priced transaction, resolved. - Due Diligence Vendor-09/08/2023

 Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower
The loan meets HPML guidelines, pg#436
 - Due Diligence Vendor-08/25/2023

								CA	Primary Residence	Purchase	NA	1127263	N/A	N/A
XXXX	242NQM083	Resolved-Per HPML cert on page 436, the lender has acknowledged that this is a higher priced transaction, resolved. - Due Diligence Vendor-09/08/2023

Rescinded-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower
The loan meets HPML guidelines, pg#436
- Due Diligence Vendor-08/25/2023	Resolved-Per HPML cert on page 436, the lender has acknowledged that this is a higher priced transaction, resolved. - Due Diligence Vendor-09/08/2023

 Rescinded-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower
The loan meets HPML guidelines, pg#436
 - Due Diligence Vendor-08/25/2023

								CA	Primary Residence	Purchase	NA	1127266	N/A	N/A
XXXX	242NQM083	Resolved-Updated final 1003 uploaded, where the gift letter matches the document - Resolved. - Due Diligence Vendor-09/07/2023 Ready for Review-Document Uploaded. I have uploaded the updated final 1003 where the gift letter matches the document. thank you - Seller-09/06/2023 Open-In Lender cert and final 1003 one of the gifts is $16,000 however gift letter provided for $8,000 please clarify and provide additional documentation for the same. - Due Diligence Vendor-08/25/2023	Ready for Review-Document Uploaded. I have uploaded the updated final 1003 where the gift letter matches the document. thank you - Seller-09/06/2023	Resolved-Updated final 1003 uploaded, where the gift letter matches the document - Resolved. - Due Diligence Vendor-09/07/2023	XXXX			CA	Primary Residence	Purchase	NA	1127516	N/A	N/A
XXXX	242NQM083	Resolved-Post Close CD updated to review. PCCE is Elevated, resolved. - Due Diligence Vendor-09/05/2023 Ready for Review-Document Uploaded. - Seller-09/01/2023 Open-TRID: Missing Closing Disclosure Provide post-consummation closing disclosure, since it is required for XXXX Dry Fund States (Subject State is CA). - Due Diligence Vendor-08/29/2023	Ready for Review-Document Uploaded. - Seller-09/01/2023	Resolved-Post Close CD updated to review. PCCE is Elevated, resolved. - Due Diligence Vendor-09/05/2023	XXXX			CA	Primary Residence	Purchase	NA	1131953	N/A	N/A
XXXX	242NQM083	Resolved-Finding fired in error, resolved. - Due Diligence Vendor-09/05/2023

		Open-This loan failed the TRID Lender's and Owner's Title Insurance Policy Amounts validation test.This loan contains a value for one, but not both of the following fields:As Disclosed Lender's Title Insurance Policy and Actual Lender's Title Insurance Policy; orAs Disclosed Owner's Title Insurance Policy and Actual Owner's Title Insurance Policy.The CFPB's Official Interpretations to the TILA-RESPA Integrated Disclosure (TRID) Final Rule requires the use of a specific calculation to arrive at the value to be provided on the disclosure forms. The Lender's Title Insurance Policy is always disclosed as the full policy amount, even if a simultaneous issue of the Owner's Title Insurance Policy is present. The Owner's Title Insurance Policy is calculated by taking the full owner's title insurance premium, adding the simultaneous issuance premium for the lender's coverage (if any), and then deducting the full premium for the lender's coverage. The value derived from this calculation is required for accurate tolerance testing under TRID, and should be entered in the "as disclosed" field in ComplianceAnalyzer.The "as disclosed" value derived from the above calculation, however, generally will not be representative of the actual value paid for the title insurance. Therefore it cannot be used for testing state and federal fee thresholds, as it will likely yield incorrect results for such tests. Accordingly, the actual value paid for the title insurance must be entered in the corresponding "actual" title insurance policy field(s). If there is no difference between the actual and disclosed values for either the owner's or lender's title insurance, please enter the same value in the "actual" and "as disclosed" fields. For more information on how these fields are used, please refer to the glossary. - Due Diligence Vendor-09/05/2023		Resolved-Finding fired in error, resolved. - Due Diligence Vendor-09/05/2023				CA	Primary Residence	Purchase	NA	1140523	N/A	N/A
XXXX	242NQM091	Resolved-The Final 1003 is Present - Due Diligence Vendor-09/20/2023 Resolved-The Final 1003 is Present. Corrected 1003 updated to 1003 page, resolved. - Due Diligence Vendor-09/19/2023 Ready for Review-Document Uploaded. Please disregard unsigned Final 1003 uploaded. The actual signed Final 1003 is attached, that was corrected at signing. - Seller-09/16/2023 Ready for Review-Document Uploaded. - Seller-09/15/2023 Open-The Final 1003 is Incomplete Please provide updated 1003 as Years in job is greater than Years in Industry for Borrower 1 . - Due Diligence Vendor-09/01/2023	Ready for Review-Document Uploaded. Please disregard unsigned Final 1003 uploaded. The actual signed Final 1003 is attached, that was corrected at signing. - Seller-09/16/2023 Ready for Review-Document Uploaded. - Seller-09/15/2023	Resolved-The Final 1003 is Present - Due Diligence Vendor-09/20/2023 Resolved-The Final 1003 is Present. Corrected 1003 updated to 1003 page, resolved. - Due Diligence Vendor-09/19/2023	XXXX			TX	Primary Residence	Purchase	NA	1137685	N/A	N/A
XXXX	242NQM085	Resolved- - Due Diligence Vendor-09/12/2023
Ready for Review-Document received and reviewed. DSCR updated to reflect 1007's projections - Due Diligence Vendor-09/12/2023
Ready for Review-Document Uploaded. Hi XXXX, this is in the file.  We are ok to use the 1007 form. - Seller-09/11/2023
		Open-Per GLs Gross Income is the lower of gross rents indicated on the lease agreement(s) and Form 1007. Per lease the actual rent for both units combined is iao $XXXX. P&I is iao $XXXXX Monthly HOI iao $XXXX Monthly Property Tax iao $XXXX. PITI = $XXXX. $XXXX/ XXXX= 1.01. Please provide an updated DSCR worksheet with the updated DSCR score. - Due Diligence Vendor-09/11/2023	Ready for Review-Document Uploaded. Hi XXXX, this is in the file. We are ok to use the 1007 form. - Seller-09/11/2023		Ok to use 1007.pdf			VA	Investment	Purchase	NA	1150093	N/A	N/A
XXXX	242NQM085	Resolved-Lease agreement received and updated to BPV2 page, resolved. - Due Diligence Vendor-09/11/2023 Ready for Review-Document Uploaded. Hi XXXX, the lease agreements are in the file. I have attached it here for your review. - Seller-09/11/2023 Open-Please provide missing lease agreements per email chain on pages 189-196. - Due Diligence Vendor-09/06/2023	Ready for Review-Document Uploaded. Hi XXXX, the lease agreements are in the file. I have attached it here for your review. - Seller-09/11/2023	Resolved-Lease agreement received and updated to BPV2 page, resolved. - Due Diligence Vendor-09/11/2023	Lease Agreements.pdf			VA	Investment	Purchase	NA	1142504	N/A	N/A
XXXX	242NQM085	Resolved-Vacate letter received, resolved. - Due Diligence Vendor-09/11/2023 Ready for Review-Document Uploaded. Hi XXXX, the vacate letter is in the file. I have attached it here for your review. - Seller-09/11/2023 Open-As per email chain on pages 189-196, there is a vacate letter to tenants. Please provide vacate letter. - Due Diligence Vendor-09/06/2023	Ready for Review-Document Uploaded. Hi XXXX, the vacate letter is in the file. I have attached it here for your review. - Seller-09/11/2023	Resolved-Vacate letter received, resolved. - Due Diligence Vendor-09/11/2023	Vacant Letter.pdf			VA	Investment	Purchase	NA	1142500	N/A	N/A
XXXX	242NQM085	Resolved-Resolved - Due Diligence Vendor-09/08/2023 Ready for Review-Document Uploaded. Please see attached title policy with LLC. - Seller-09/07/2023 Open-Title Document is Incomplete The Title commitment is only showing the borrower and not the LLC as part of the proposed Insured vesting. Please provide updated Title Report - Due Diligence Vendor-09/07/2023	Ready for Review-Document Uploaded. Please see attached title policy with LLC. - Seller-09/07/2023	Resolved-Resolved - Due Diligence Vendor-09/08/2023	Final Title Policy.pdf			VA	Investment	Purchase	NA	1143317	N/A	N/A
XXXX	242NQM085	Waived-Audited LTV of XXXX% exceeds Guideline LTV of XXXX% - Subject Property is XXX units and related exception is in Page #429. - Due Diligence Vendor-09/05/2023		Waived-Audited LTV of XXXX% exceeds Guideline LTV of XXXX% - Subject Property is 2-4 units and related exception is in Page #429. - Due Diligence Vendor-09/05/2023			1. FICO 796 - Calculated FICO is 796 which is above 720 2. Reserves at least 24 months after close of Purchase - calculated reserves is 44.34 months 3. DSCR at least 1.50 - calculated DSCR is 1.60	VA	Investment	Purchase	NA	1139450	Originator Post-Close	Yes
XXXX	242NQM080	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-09/22/2023 Ready for Review-Document Uploaded. - Seller-09/19/2023 Open-TRID: Missing Closing Disclosure Provide post-consummation closing disclosure, since it is required for XXXX Dry Fund States (Subject State is CA). - Due Diligence Vendor-09/14/2023	Ready for Review-Document Uploaded. - Seller-09/19/2023	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-09/22/2023	XXXX			CA	Primary Residence	Purchase	NA	1155827	N/A	N/A
XXXX	242NQM080	Resolved-COC form received and updated to TRID header screen, CE report is elevated, resolved. - Due Diligence Vendor-09/17/2023

Ready for Review-uploaded
 - Seller-09/14/2023

		Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. This loan failed the closing or reimbursement date validation test due to increase in Loan Discount fee from Initial LE pg#622 to Revised CD pg#416 from $XXXX to $ XXXX (XXXX without a valid Change of Circumstance Form. There is no evidence of reimbursement in file. Please upload COC, or to cure upload refund check iao$$379.10, PCCD, LOE, and POD shipping envelope. - Due Diligence Vendor-09/14/2023	Ready for Review-uploaded - Seller-09/14/2023	Resolved-COC form received and updated to TRID header screen, CE report is elevated, resolved. - Due Diligence Vendor-09/17/2023				CA	Primary Residence	Purchase	NA	1155756	N/A	N/A
XXXX	242NQM080	Resolved-COC form received and updated to TRID header screen, CE report is elevated, resolved. - Due Diligence Vendor-09/17/2023
Ready for Review-uploaded - Seller-09/14/2023
		Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). This loan failed the charges that cannot increase test due to increase in Loan Discount fee from Initial LE pg#622 to Revised CD pg#416 from $XXXX to $XXXX (XXXX) which is $XXXX without a valid Change of Circumstance Form. There is no evidence of reimbursement in file. Please upload COC, or to cure upload refund check iao$$XXXX, PCCD, LOE, and POD shipping envelope. - Due Diligence Vendor-09/14/2023	Ready for Review-uploaded - Seller-09/14/2023	Resolved-COC form received and updated to TRID header screen, CE report is elevated, resolved. - Due Diligence Vendor-09/17/2023				CA	Primary Residence	Purchase	NA	1155757	N/A	N/A
XXXX	242NQM080	Resolved-COC form received and updated to TRID header screen, CE report is elevated, resolved. - Due Diligence Vendor-09/17/2023
Ready for Review-Document Uploaded.  - Seller-09/14/2023
		Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. This loan failed the reimbursement amount validation test due to increase in Loan Discount fee from Initial LE pg#622 to Revised CD pg#416 from $XXXX to $ XXXX (XXXX) which is $XXXX without a valid Change of Circumstance Form. There is no evidence of reimbursement in file. Please upload COC, or to cure upload refund check iao$$XXXX, PCCD, LOE, and POD shipping envelope - Due Diligence Vendor-09/14/2023	Ready for Review-Document Uploaded. - Seller-09/14/2023	Resolved-COC form received and updated to TRID header screen, CE report is elevated, resolved. - Due Diligence Vendor-09/17/2023	coc.pdf			CA	Primary Residence	Purchase	NA	1155755	N/A	N/A
XXXX	242NQM080	Resolved-DOT received and updated to DOT page, resolved. - Due Diligence Vendor-09/17/2023 Ready for Review-Document Uploaded. - Seller-09/14/2023 Open-The Deed of Trust is Missing - Due Diligence Vendor-09/14/2023	Ready for Review-Document Uploaded. - Seller-09/14/2023	Resolved-DOT received and updated to DOT page, resolved. - Due Diligence Vendor-09/17/2023	Recorded Documents.pdf			CA	Primary Residence	Purchase	NA	1155575	N/A	N/A
XXXX	242NQM076	Ready for Review-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-10/24/2023 Ready for Review-Document Uploaded. - Seller-10/20/2023 Open-TRID: Missing Closing Disclosure Provide post-consummation closing disclosure, since it is required for LSM Dry Fund States (Subject State is NV) - Due Diligence Vendor-09/08/2023	Ready for Review-Document Uploaded. - Seller-10/20/2023		XXXX			NV	Primary Residence	Purchase	NA	1145815	N/A	N/A
XXXX	242NQM076	Resolved-Sale proceeds from XXXX is $XXXX (Which is been wired to title for subject property closing cost as partial proceeds) + $XXXX (Balance Transferred to Bank statement), verified & entered in system - Resolved. - Due Diligence Vendor-09/25/2023
Ready for Review-Sale proceeds from XXXX is $XXXX (Which is been wired to title for subject property closing cost as partial proceeds) + $XXXX (Balance Transferred to Bank statement), verified & entered in system - Resolved. - Due Diligence Vendor-09/25/2023
Ready for Review-Document Uploaded. Final funds to close came from the sale of XXXX. See final settlement statement and wire transferred directly to XXXX - Seller-09/22/2023
		Open-Proceeds from sale are not as much as documented on F1103. Please provide UWW comment regarding the use of XXX Account XXXX - Due Diligence Vendor-09/12/2023	Ready for Review-Document Uploaded. Final funds to close came from the sale of XXXXSee final settlement statement and wire transferred directly to XXXX Title - Seller-09/22/2023	Resolved-Sale proceeds fromXXX Is $XXXX (Which is been wired to title for subject property closing cost as partial proceeds) + $XXXX (Balance Transferred to Bank statement), verified & entered in system - Resolved. - Due Diligence Vendor-09/25/2023	XXXX			NV	Primary Residence	Purchase	NA	1152337	N/A	N/A
XXXX	242NQM076	Counter-Letter of access received for account ending in XXXX. Updated qualifying usage for assets from XXXX Acct# XXXX to 50%, because the Net proceeds from sale as been deposited into this shared account. There are still sufficient assets to close resolved. - Due Diligence Vendor-09/22/2023
Ready for Review-Document Uploaded.  - Seller-09/20/2023
Open-Required borrower access letter to use funds from following bank accounts:
1. For XXX Acct#XXXX  AND XXXX  Business account
2. For XXX Acct#XXXX, since Net proceeds from sale as been deposited into the following account.
		3. Utilized funds from XXX acct#XXX to avoid insufficient fund to cover required reserves, since pg#968 XXX LLC entity information and XXXX acct#XXXX bank statement shows same property address as borrower, hence Required clarification on borrower access letter to utilize funds from XXXX Business account and also borrower ownership information on XXXX LLC business. - Due Diligence Vendor-09/08/2023	Ready for Review-Document Uploaded. - Seller-09/20/2023		XXXX			NV	Primary Residence	Purchase	NA	1145824	N/A	N/A
XXXX	242NQM090	Waived-Exception has been approved. Update the sales team of the exception approval and the 25-bps price adjustment. Borrower has a total of 10 OD/NSF occurrences in the most recent 12/mo. Out of the 10, only 3 resulted in a negative ending balance on the statements. The borrower needs to provide an LOE as to why these occurrences happened and what is being done to prevent this from continuing in the future. UW to condition for August account ledger to verify if any further NSF's or OD have occurred and escalate to credit risk for re-evaluation. Lender exception form on pg#503 - Due Diligence Vendor-09/20/2023	Waived-Exception has been approved. Update the sales team of the exception approval and the 25-bps price adjustment. Borrower has a total of 10 OD/NSF occurrences in the most recent 12/mo. Out of the 10, only 3 resulted in a negative ending balance on the statements. The borrower needs to provide an LOE as to why these occurrences happened and what is being done to prevent this from continuing in the future. UW to condition for August account ledger to verify if any further NSF's or OD have occurred and escalate to credit risk for re-evaluation. Lender exception form on pg#503 - Due Diligence Vendor-09/20/2023

							Loan meets 2 of the single compensating factors: 1)LTV is over 20 points below the max of 85% at 57.377% 2)DTI is at 5.16%. DTI maximum is 50%, Borrowers DTI is 44% less than Maximum.	CA	Primary Residence	Refinance	Cash Out - Other	1165559	Originator Pre-Close	Yes
XXXX	242NQM090	Resolved-Updated Approval uploaded. Resolved. - Due Diligence Vendor-10/02/2023 Ready for Review-Document Uploaded. Please see attached - Seller-09/28/2023 Counter-The 1008 was provided. Please provide updated lender approval with corrected front and back end DTI. - Due Diligence Vendor-09/27/2023 Ready for Review-Document Uploaded. - Seller-09/27/2023 Open-Please provide an updated lender approval with corrected front and back end DTI. - Due Diligence Vendor-09/27/2023	Ready for Review-Document Uploaded. Please see attached - Seller-09/28/2023 Ready for Review-Document Uploaded. - Seller-09/27/2023	Resolved-Updated Approval uploaded. Resolved. - Due Diligence Vendor-10/02/2023	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	1178136	N/A	N/A
XXXX	242NQM090	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-09/27/2023 Ready for Review-Document Uploaded. Please see attached. TY! - Seller-09/25/2023 Open-TRID: Missing Closing Disclosure Provide post-consummation closing disclosure, since it is required for LSM Dry Fund States (Subject State is XXXX) - Due Diligence Vendor-09/20/2023	Ready for Review-Document Uploaded. Please see attached. TY! - Seller-09/25/2023	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-09/27/2023	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	1165540	N/A	N/A
XXXX	242NQM090	Resolved-Disaster condition report dated post disaster with exterior photos received, resolved. - Due Diligence Vendor-09/27/2023 Ready for Review-Document Uploaded. - Seller-09/27/2023 Open-Property may have been Affected by a FEMA Disaster, Please upload an inspection after the disaster end date with exterior photos - Due Diligence Vendor-09/20/2023	Ready for Review-Document Uploaded. - Seller-09/27/2023	Resolved-Disaster condition report dated post disaster with exterior photos received, resolved. - Due Diligence Vendor-09/27/2023	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	1166113	N/A	N/A
XXXX	242NQM090	Resolved-The Final 1003 is Present - Due Diligence Vendor-09/27/2023 Ready for Review-Document Uploaded. Please see attached updated final 1003 - Seller-09/27/2023 Open-The Final 1003 is Missing Please provide an updated 1003 with updated income as per the updated 1008 - Due Diligence Vendor-09/27/2023	Ready for Review-Document Uploaded. Please see attached updated final 1003 - Seller-09/27/2023	Resolved-The Final 1003 is Present - Due Diligence Vendor-09/27/2023	Final 1003.pdf Final 1003 just page 1 with updated income.pdf			CA	Primary Residence	Refinance	Cash Out - Other	1178131	N/A	N/A
XXXX	242NQM090	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-09/27/2023 Ready for Review-Document Uploaded. - Seller-09/27/2023 Open-The 1008 document is missing from the loan file. The 1008 with updated income was received, however the level of Property review is not selected. Please provide a 1008 with the selection checked. - Due Diligence Vendor-09/27/2023	Ready for Review-Document Uploaded. - Seller-09/27/2023	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-09/27/2023	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	1178135	N/A	N/A
XXXX	242NQM090	Resolved-Corrected income calculator received and updated to employment income page, resolved. - Due Diligence Vendor-09/27/2023
Ready for Review-Document Uploaded. Borrower switched business bank accts in Oct/2022. I've recalculated the income with 12 months combined income utilizing Aug & Sept/22 from XXXX #XXXX and Oct/22 - July/23 from XXXX. Also provided is an updated 1008 and LOE from the borrower regarding the account switch. - Seller-09/22/2023
		Open-Borrower has been employed with XXXX since 2012. This is an ALT Doc 12 month bank statement file but only 10 months were used. Need clarification or exception. - Due Diligence Vendor-09/22/2023	Ready for Review-Document Uploaded. Borrower switched business bank accts in Oct/2022. I've recalculated the income with 12 months combined income utilizing Aug & Sept/22 from XXXX #XXXX and Oct/22 - July/23 from XXXX. Also provided is an updated 1008 and LOE from the borrower regarding the account switch. - Seller-09/22/2023	Resolved-Corrected income calculator received and updated to employment income page, resolved. - Due Diligence Vendor-09/27/2023	Updated Income Worksheet.pdf Updated 1008.pdf LOE for switching accts.pdf			CA	Primary Residence	Refinance	Cash Out - Other	1171292	N/A	N/A
XXXX	242NQM090	Resolved-Co-borrower's updated Demographic information uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-09/25/2023 Ready for Review-Document Uploaded. See attached completed demographic addendum for co-borrower - Seller-09/22/2023 Open-Co-borrower's Demographic information is missing in Final 1003 - Due Diligence Vendor-09/20/2023	Ready for Review-Document Uploaded. See attached completed demographic addendum for co-borrower - Seller-09/22/2023	Resolved-Co-borrower's updated Demographic information uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-09/25/2023	Co-borrower demographic information FINAL 1003.pdf			CA	Primary Residence	Refinance	Cash Out - Other	1165571	N/A	N/A
XXXX	242NQM100	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-09/29/2023 Ready for Review-Document Uploaded. - Seller-09/27/2023 Open-TRID: Missing Closing Disclosure Provide post-consummation closing disclosure, since it is required for LSM Dry Fund States (Subject State is XXXX) - Due Diligence Vendor-09/22/2023	Ready for Review-Document Uploaded. - Seller-09/27/2023	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-09/29/2023	XXXX			CA	Primary Residence	Purchase	NA	1170365	N/A	N/A
XXXX	242NQM100	Resolved-Third Party Fraud Report - LDP & SAM.GOV searches uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-09/28/2023 Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-09/28/2023 Ready for Review-Document Uploaded. - Seller-09/27/2023 Open-Missing Third Party Fraud Report In file, a CoreLogic report was provided but we are pending the Sam.gov. Please provide - Due Diligence Vendor-09/22/2023	Ready for Review-Document Uploaded. - Seller-09/27/2023	Resolved-Third Party Fraud Report - LDP & SAM.GOV searches uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-09/28/2023 Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-09/28/2023	XXXX			CA	Primary Residence	Purchase	NA	1170315	N/A	N/A
XXXX	242NQM078	Waived-Exception found on page #348
Granting the exception to move forward with borrower having overdrafts that led to a negative balance showing on business bank statements provided. In July 2022, borrower had 4 occurrences, August had 3, September had 1 and
November had 6 that were all in one week. Most OD occurrences did not lead to negative balances as in July there were multiple OD days, however only 1 became a negative balance on the bank statements. The borrower provided an LOE and explained that the main occurrence was due to being busy at work and sick with covid and not maintaining his business banking transactions as a hands-on owner. Using the lower of the calculated income to qualify borrower, the DTI is low at 40.078%. Borrower has limited but good credit and FICO score is XXXX. July had 4 occurrences that will fall off at
the end of this month. Residual income is more than 2x the required amount of $1500 at $5,459.93/month. - Due Diligence Vendor-09/25/2023	Waived-Exception found on page #348
Granting the exception to move forward with borrower having overdrafts that led to a negative balance showing on business bank statements provided. In July 2022, borrower had 4 occurrences, August had 3, September had 1 and
November had 6 that were all in one week. Most OD occurrences did not lead to negative balances as in July there were multiple OD days, however only 1 became a negative balance on the bank statements. The borrower provided an LOE and explained that the main occurrence was due to being busy at work and sick with covid and not maintaining his business banking transactions as a hands-on owner. Using the lower of the calculated income to qualify borrower, the DTI is low at 40.078%. Borrower has limited but good credit and FICO score is 715. July had 4 occurrences that will fall off at the end of this month. Residual income is more than 2x the required amount of $1500 at $5,459.93/month.  - Due Diligence Vendor-09/25/2023

							Comp Factor #1: Residual income is more than 2x the required amount of $1500 at $5,459.93/month. Comp Factor #2: Using the lower of the calculated income to qualify borrower, the DTI is low at 39.08%. Max DTI is 45%, just below a 5% difference. Comp Factor #3: Borrower has limited but good credit and FICO score is 715. Minimum Credit Score is 660, Borrower's Credit Score is 715, 55 points over Minimum.	FL	Primary Residence	Purchase	NA	1173481	Originator Pre-Close	Yes
XXXX	242NQM078	Resolved-Received COCs - resolved - Due Diligence Vendor-10/16/2023

Ready for Review-Document Uploaded.  - Seller-10/13/2023

		Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $782.50.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Request clarification on the file as the Broker Fee in A section is increase $6180 from Initial LE #355 to Revised LE #352 $6953 in Final CD #212 Broker fee is $6952.50 difference. $772.50 and Appraisal Fee in B section is increased $650 from Initial LE #355 to Initial CD #218 $660 difference is $10. Request to provide COC to cure this Feeses. - Due Diligence Vendor-09/25/2023	Ready for Review-Document Uploaded. - Seller-10/13/2023	Resolved-Received COCs - resolved - Due Diligence Vendor-10/16/2023	XXXX			FL	Primary Residence	Purchase	NA	1173170	N/A	N/A
XXXX	242NQM105	Resolved-Documentation uploaded, Borrower acquired xxxx on XXXX and sold the property on XXXX. (Attached is property profile and final settlement statement). xxxx is a duplex and borrower still lives there and pays $1,250 as of July 2023. Verified - Resolved. - Due Diligence Vendor-11/09/2023
Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-11/09/2023
Ready for Review-Document Uploaded. Per our UW - Borrower acquired XXXX on XXXX and sold the property on XXXX. (Attached is property profile and final settlement statement).
XXXX is a duplex and borrower still lives there and pays $1,250 as of July 2023.
 - Seller-11/08/2023
		Open-Please provide VOR for at least 12 months - Due Diligence Vendor-09/29/2023	Ready for Review-Document Uploaded. Per our UW - Borrower acquired XXXX and sold the property on XXXX. (Attached is property profile and final settlement statement). XXXX is a duplex and borrower still lives there and pays $1,250 as of July 2023. - Seller-11/08/2023	Resolved-Documentation uploaded, Borrower acquiredXXXX and sold the property on XXXX. (Attached is property profile and final settlement statement). XXXX is a duplex and borrower still lives there and pays $1,250 as of July 2023. Verified - Resolved. - Due Diligence Vendor-11/09/2023 Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-11/09/2023	XXXX			AZ	Investment	Purchase	NA	1185910	N/A	N/A
XXXX	242NQM105	Resolved-Document uploaded, Per UW - Borrower acquired XXXX on 8/27/1993 and sold the property on XXXX. (Attached is property profile and final settlement statement). XXXX is a duplex and borrower still lives there and pays $1,250 as of July 2023. The 1003 is correct, verified & entered in system - Resolved. - Due Diligence Vendor-11/09/2023
Ready for Review-Document Uploaded. Hi XXXX, per our UW - Borrower acquired XXXX on 8/27/1993 and sold the property onXXXX. (Attached is property profile and final settlement statement).
XXXXis a duplex and borrower still lives there and pays $1,250 as of July 2023.

The 1003 is correct.
 - Seller-11/08/2023
		Open-Please update final 1003 to reflect that bwr either owns or rents. current Final 1003 in file on page 261 states "rent for 1250 per month" but the primary residence is listed as a property she owns. the property detail report does show bwr was released from mortgage. Also the mailing address on the final 1003 should it be the XXXX address or XXXX? - Due Diligence Vendor-09/29/2023	Ready for Review-Document Uploaded. Hi XXXX, per our UW - Borrower acquired XXXXX and sold the property on XXXX. (Attached is property profile and final settlement statement). XXXX is a duplex and borrower still lives there and pays $XXXX as of July 2023. The 1003 is correct. - Seller-11/08/2023	Resolved-Document uploaded, Per UW - Borrower acquired XXXX and sold the property onXXXX. (Attached is property profile and final settlement statement). XXXX is a duplex and borrower still lives there and pays $1,250 as of July 2023. The 1003 is correct, verified & entered in system - Resolved. - Due Diligence Vendor-11/09/2023	XXXX			AZ	Investment	Purchase	NA	1185884	N/A	N/A
XXXX	242NQM092	Resolved-COC received and updated to review. CE report is elevated, resolved. - Due Diligence Vendor-10/18/2023

Ready for Review-Document Uploaded.  - Seller-10/16/2023

		Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($60.62) does not exceed or equal the comparable sum of specific and non-specific lender credits ($219.38). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Request clarification on the file as there is a lender credit of $219.38 on Initial CD #256. The revised and final CD lists Lender Credit decreases to $60.62 difference $219.38-$60.62=$158.76 .Please provide COC to cure - Due Diligence Vendor-10/03/2023	Ready for Review-Document Uploaded. - Seller-10/16/2023	Resolved-COC received and updated to review. CE report is elevated, resolved. - Due Diligence Vendor-10/18/2023	XXXX			TX	Primary Residence	Refinance	Cash Out - Other	1189498	N/A	N/A
XXXX	242NQM248	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-10/18/2023 Resolved-Document uploaded, uploaded document verified as VOE. XXXX time trials Reporting, verified & entered in system - Resolved. - Due Diligence Vendor-10/11/2023 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-10/11/2023 Ready for Review-Document Uploaded. Seller also states that this shouldn't be required for DSCR loan. - Seller-10/10/2023 Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-10/04/2023	Ready for Review-Document Uploaded. Seller also states that this shouldn't be required for DSCR loan. - Seller-10/10/2023	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-10/18/2023 Resolved-Document uploaded, uploaded document verified as VOE. Organized Inc DBA Real time trials Reporting, verified & entered in system - Resolved. - Due Diligence Vendor-10/11/2023 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-10/11/2023	XXXX			NV	Primary Residence	Purchase	NA	1192328	N/A	N/A
XXXX	242NQM248	Resolved-received copy of wire for additional amount - resolved - Due Diligence Vendor-10/17/2023

Ready for Review-Document Uploaded. Evidence of remaining funds provided via outgoing wire request and explanation from settlement company, uploaded 10/16. - Seller-10/16/2023

Counter-Net proceeds is $217,982.09 on the statement. However, per the ledger provided $211,750 was issued to the borrower. The is no verification available for the remaining $6,232.09. Please provide clarification on the discrepancy between the ALTA Settlement Statement and the ledger report.
 - Due Diligence Vendor-10/12/2023

Ready for Review-Document Uploaded.  - Seller-10/10/2023

		Open-Please provide documentation to confirm the deposit and receipt for the Net sales proceeds listed as assets - Due Diligence Vendor-10/04/2023	Ready for Review-Document Uploaded. Evidence of remaining funds provided via outgoing wire request and explanation from settlement company, uploaded 10/16. - Seller-10/16/2023 Ready for Review-Document Uploaded. - Seller-10/10/2023	Resolved-received copy of wire for additional amount - resolved - Due Diligence Vendor-10/17/2023	XXXX			NV	Primary Residence	Purchase	NA	1193488	N/A	N/A
XXXX	242NQM248	Resolved-PCCD received, CE minimal - resolved - Due Diligence Vendor-10/17/2023

Ready for Review-Document Uploaded. As stated on 10/12, The PCCD that includes the fees charged to the borrower is there, starting on page 4.  Now (10/16), I have split the document and uploaded borrower version and seller version separately to reduce confusion. - Seller-10/16/2023

Counter-The CD provided is the seller CD. Please provide the PCCD that include the fees charged to the borrower. - Due Diligence Vendor-10/14/2023

Ready for Review-PCCD with fees paid by the borrower is included, starting on page 4. - Seller-10/12/2023

Counter-The CD provided is the Seller CD with seller paid fees. Please provide the PCCD with fees paid by the borrower - Due Diligence Vendor-10/12/2023

Ready for Review-Document Uploaded.  - Seller-10/10/2023

		Open-TRID: Missing Closing Disclosure Provide post-consummation closing disclosure, since it is required for LSM Dry Fund States. - Due Diligence Vendor-10/04/2023	Ready for Review-Document Uploaded. As stated on 10/12, The PCCD that includes the fees charged to the borrower is there, starting on page 4. Now (10/16), I have split the document and uploaded borrower version and seller version separately to reduce confusion. - Seller-10/16/2023 Ready for Review-PCCD with fees paid by the borrower is included, starting on page 4. - Seller-10/12/2023 Ready for Review-Document Uploaded. - Seller-10/10/2023	Resolved-PCCD received, CE minimal - resolved - Due Diligence Vendor-10/17/2023	XXXX			NV	Primary Residence	Purchase	NA	1192143	N/A	N/A
XXXX	242NQM249	Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-10/17/2023

Ready for Review-Document Uploaded. Received full copy of drivers license and uploaded. - Seller-10/16/2023

Ready for Review-Document Uploaded. SS Card uploaded, does that clear?  If not, I will reach out to client to get better copy of ID. - Seller-10/16/2023

Counter-Document image was cut off -- please provide full picture of document - Due Diligence Vendor-10/13/2023

Ready for Review-Document Uploaded.  - Seller-10/12/2023

		Open-Borrower 1 Citizenship Documentation Is Missing - Due Diligence Vendor-10/04/2023	Ready for Review-Document Uploaded. Received full copy of drivers license and uploaded. - Seller-10/16/2023 Ready for Review-Document Uploaded. SS Card uploaded, does that clear? If not, I will reach out to client to get better copy of ID. - Seller-10/16/2023 Ready for Review-Document Uploaded. - Seller-10/12/2023	Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-10/17/2023	XXXX			CA	Investment	Purchase	NA	1191843	N/A	N/A
XXXX	242NQM249	Resolved-PCCD received and updated to review, PC CE report is minimal, resolved.

 - Due Diligence Vendor-10/16/2023

Ready for Review-Document Uploaded.  - Seller-10/16/2023

Counter-The seller CD and final settlement statement provided cannot be used. Please provide the PCCD with fees charged to the borrower in order to run the PC CE report.  - Due Diligence Vendor-10/14/2023

Ready for Review-Document Uploaded.  - Seller-10/12/2023

Ready for Review-Document Uploaded. Seller's CD, then borrower's CD starting on page 4. - Seller-10/12/2023

		Open-TRID: Missing Closing Disclosure Property is in (CA) dry funding state. Provide PCCD. - Due Diligence Vendor-10/04/2023	Ready for Review-Document Uploaded. - Seller-10/16/2023 Ready for Review-Document Uploaded. - Seller-10/12/2023 Ready for Review-Document Uploaded. Seller's CD, then borrower's CD starting on page 4. - Seller-10/12/2023	Resolved-PCCD received and updated to review, PC CE report is minimal, resolved. - Due Diligence Vendor-10/16/2023	XXXX			CA	Investment	Purchase	NA	1191902	N/A	N/A
XXXX	242NQM249	Resolved-received home inspection dated after FEMA disaster date of 7/10/23 - resolved - Due Diligence Vendor-10/13/2023

Ready for Review-Document Uploaded.  - Seller-10/13/2023

Counter-Yes, please. QC has requested that you provide the Home Inspection addressing crack and stain issues the appraiser states they were provided.  - Due Diligence Vendor-10/13/2023

Ready for Review-Document Uploaded. Client provided the 1004D/442, appears to be the same one as provided previously.  To confirm, you want the actual home inspection referenced in the comments from the appraiser, correct?  I've reached back out to the client for that. - Seller-10/12/2023

		Open-Completion Report is in file pages 85 and 88. Appraiser states they were provided a Home Inspection addressing crack and stain issues. Home Inspection is missing from file. Please provide. - Due Diligence Vendor-10/04/2023	Ready for Review-Document Uploaded. - Seller-10/13/2023 Ready for Review-Document Uploaded. Client provided the 1004D/442, appears to be the same one as provided previously. To confirm, you want the actual home inspection referenced in the comments from the appraiser, correct? I've reached back out to the client for that. - Seller-10/12/2023	Resolved-received home inspection dated after FEMA disaster date of 7/10/23 - resolved - Due Diligence Vendor-10/13/2023	XXXX			CA	Investment	Purchase	NA	1193990	N/A	N/A
XXXX	242NQM249	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-10/13/2023 Ready for Review-Document Uploaded. - Seller-10/12/2023 Open-The 1008 document is missing from the loan file. 1008 DTI 16.00/25.29% not matching with Loan Approval that reflects only back end ratio of 7.86% or 1008 values of 16.002%/23.863%. Audited DTI includes self reported debt disclosed on CBR. Loan Approval on page 490 & 1008 available on page 757. Please provide updated 1008/Loan Approval - Due Diligence Vendor-10/04/2023	Ready for Review-Document Uploaded. - Seller-10/12/2023	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-10/13/2023	XXXX			CA	Investment	Purchase	NA	1192431	N/A	N/A
XXXX	242NQM252	Resolved-Borrower Certificate of Business Purpose uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/10/2023 Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is DSCR.) - Due Diligence Vendor-10/10/2023 Ready for Review-Document Uploaded. - Seller-10/06/2023 Open-The 1008 Page Loan Type is 'DSCR' but the Business Purpose Affidavit Disclosure Indicator is 'Missing'. Business Purpose Affidavit is required for a DSCR loan. Business Purpose Affidavit is Missing - Due Diligence Vendor-10/02/2023	Ready for Review-Document Uploaded. - Seller-10/06/2023	Resolved-Borrower Certificate of Business Purpose uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/10/2023 Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is DSCR.) - Due Diligence Vendor-10/10/2023	Business purpose Affidavit.pdf			FL	Investment	Purchase	NA	1187379	N/A	N/A
XXXX	242NQM253	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-10/10/2023 Ready for Review-Document Uploaded. - Seller-10/06/2023 Open-The 1008 document is missing from the loan file. Please provide an updated 1008 with the following item addressed - Subject Property address reflecting City as XXXXX but per Note document City is XXXX. .. - Due Diligence Vendor-10/02/2023	Ready for Review-Document Uploaded. - Seller-10/06/2023	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-10/10/2023	XXXX			FL	Investment	Purchase	NA	1187443	N/A	N/A
XXXX	242NQM253	Resolved-The Final 1003 is Present - Due Diligence Vendor-10/10/2023 Ready for Review-Document Uploaded. - Seller-10/06/2023 Open-The Final 1003 is Missing Please provide an executed copy of the Final 1003 - Due Diligence Vendor-10/02/2023	Ready for Review-Document Uploaded. - Seller-10/06/2023	Resolved-The Final 1003 is Present - Due Diligence Vendor-10/10/2023	XXXX			FL	Investment	Purchase	NA	1187246	N/A	N/A
XXXX	242NQM220	Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-10/17/2023

Ready for Review-Document Uploaded.  - Seller-10/16/2023

Counter-This loan was originated in a dry funding state, please provide the final settlement statement. - Due Diligence Vendor-10/12/2023

Ready for Review-There are LEs and CDs in the file so a HUD-1 would not be required.  My understanding is on NANQ files the only time they would provide a HUD-1 is on a business loan when they did not provide LEs and CDs.  Please clarify why this is needed. - Seller-10/09/2023

		Open-Final HUD-1 Document is Missing. Final HUD-1 Document is Missing - Due Diligence Vendor-10/04/2023	Ready for Review-Document Uploaded. - Seller-10/16/2023 Ready for Review-There are LEs and CDs in the file so a HUD-1 would not be required. My understanding is on NANQ files the only time they would provide a HUD-1 is on a business loan when they did not provide LEs and CDs. Please clarify why this is needed. - Seller-10/09/2023	Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-10/17/2023	XXXX			CA	Investment	Refinance	No Cash Out - Borrower Initiated	1192480	N/A	N/A
XXXX	242NQM250	Resolved-Evidence of Property Tax is present - Due Diligence Vendor-10/10/2023 Ready for Review-Document Uploaded. New Build so taxes are not due bill goes out in November based of of Millage rate uploaded the County site breakdown - Seller-10/06/2023 Open-Missing Evidence of Property Tax Property Tax certificate for subject property is missing from loan file. - Due Diligence Vendor-10/02/2023	Ready for Review-Document Uploaded. New Build so taxes are not due bill goes out in November based of of Millage rate uploaded the County site breakdown - Seller-10/06/2023	Resolved-Evidence of Property Tax is present - Due Diligence Vendor-10/10/2023	XXXX			FL	Investment	Purchase	NA	1187929	N/A	N/A
XXXX	242NQM250	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-10/13/2023

Ready for Review-Document Uploaded. Received SSRs and attached.  Fannie shows 1 for CU score. - Seller-10/11/2023

Counter-We are requesting the CU with the SSR score. We do not have it in the file.  - Due Diligence Vendor-10/10/2023

Ready for Review-Document Uploaded. Per UW The loan stream guidelines state an appraisal review is not required as long as the SSR score is below 2.5. I have attached the SSR for this appraisal and it shows a CU score of 1 - Seller-10/06/2023

		Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per securitization requirements and CU Score, if present, is greater than 2.5 Secondary Valuation or Additional valuation documents required for securitization. - Due Diligence Vendor-10/02/2023	Ready for Review-Document Uploaded. Received SSRs and attached. Fannie shows 1 for CU score. - Seller-10/11/2023 Ready for Review-Document Uploaded. Per UW The loan stream guidelines state an appraisal review is not required as long as the SSR score is below 2.5. I have attached the SSR for this appraisal and it shows a CU score of 1 - Seller-10/06/2023	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-10/13/2023	XXXX			FL	Investment	Purchase	NA	1187879	N/A	N/A
XXXX	242NQM098	Resolved-Letter of Explanation uploaded from borrower for using two business accounts to qualify, verified & entered in system - Resolved. - Due Diligence Vendor-10/19/2023 Ready for Review-Document Uploaded. - Seller-10/18/2023 Open-Please provide Letter of Explanation for using two business accounts to qualify. (XXXX XXXX and XXXX XXXX-XXX) - Due Diligence Vendor-10/05/2023	Ready for Review-Document Uploaded. - Seller-10/18/2023	Resolved-Letter of Explanation uploaded from borrower for using two business accounts to qualify, verified & entered in system - Resolved. - Due Diligence Vendor-10/19/2023	XXXX			NJ	Primary Residence	Purchase	NA	1195310	N/A	N/A
XXXX	242NQM098	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-10/16/2023 Ready for Review-Document Uploaded. - Seller-10/16/2023 Open-Missing Third Party Fraud Report Request to provide Fraud Report which is missing in file. - Due Diligence Vendor-10/05/2023	Ready for Review-Document Uploaded. - Seller-10/16/2023	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-10/16/2023	XXXX			NJ	Primary Residence	Purchase	NA	1195007	N/A	N/A
XXXX	242NQM098	Resolved-The Initial 1003 is Present - Due Diligence Vendor-10/16/2023 Ready for Review-Document Uploaded. - Seller-10/13/2023 Open-The Initial 1003 is Missing Originator Signature missing from Initial 1003. Please provide. - Due Diligence Vendor-10/05/2023	Ready for Review-Document Uploaded. - Seller-10/13/2023	Resolved-The Initial 1003 is Present - Due Diligence Vendor-10/16/2023	LO sign.pdf			NJ	Primary Residence	Purchase	NA	1195276	N/A	N/A
XXXX	242NQM088	Resolved-received LE, CE Elevated - resolved - Due Diligence Vendor-10/20/2023 Ready for Review-Document Uploaded. - Seller-10/18/2023 Open-Request to provide Loan Estimate documents. LEs were not provided in the loan file - Due Diligence Vendor-10/12/2023	Ready for Review-Document Uploaded. - Seller-10/18/2023	Resolved-received LE, CE Elevated - resolved - Due Diligence Vendor-10/20/2023	XXXX			VA	Primary Residence	Purchase	NA	1207280	N/A	N/A
XXXX	242NQM084	Resolved-Updated 1003 showing the only gift funds used- XXXX EMD, disregard XXXX gift letter. Verified & entered in system - Resolved. - Due Diligence Vendor-10/25/2023 Ready for Review-Document Uploaded. Disregard 10k gift letter. I have uploaded an updated 1003 showing the only gift funds used- 34.5k EMD, thank you - Seller-10/24/2023 Open-Missing proof that borrower received gift funds for $34,500 and $10,000 per gift letters pages 250-251. - Due Diligence Vendor-10/13/2023	Ready for Review-Document Uploaded. Disregard XXXXX gift letter. I have uploaded an updated 1003 showing the only gift funds used- XXXX EMD, thank you - Seller-10/24/2023	Resolved-Updated 1003 showing the only gift funds used- XXXX EMD, disregard XXXX gift letter. Verified & entered in system - Resolved. - Due Diligence Vendor-10/25/2023	XXXX			CA	Primary Residence	Purchase	NA	1211843	N/A	N/A
XXXX	242NQM084	Resolved-The Final 1003 is Present - Due Diligence Vendor-10/25/2023 Resolved-The Final 1003 is Present - Due Diligence Vendor-10/20/2023 Ready for Review-Document Uploaded. - Seller-10/18/2023 Open-The Final 1003 is Missing Request to provide Final 1003 which is missing in file. - Due Diligence Vendor-10/10/2023	Ready for Review-Document Uploaded. - Seller-10/18/2023	Resolved-The Final 1003 is Present - Due Diligence Vendor-10/25/2023 Resolved-The Final 1003 is Present - Due Diligence Vendor-10/20/2023	XXXX			CA	Primary Residence	Purchase	NA	1203516	N/A	N/A
XXXX	242NQM084	Resolved-received PCCD, CE elevated - resolved - Due Diligence Vendor-10/20/2023 Ready for Review-Document Uploaded. - Seller-10/18/2023 Open-TRID: Missing Closing Disclosure Request to provide Post Closing Disclosure as the subject property is in dry fund state CA. - Due Diligence Vendor-10/10/2023	Ready for Review-Document Uploaded. - Seller-10/18/2023	Resolved-received PCCD, CE elevated - resolved - Due Diligence Vendor-10/20/2023	XXXX			CA	Primary Residence	Purchase	NA	1203845	N/A	N/A
XXXX	242NQM084	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-10/20/2023 Ready for Review-Document Uploaded. - Seller-10/18/2023 Open-TRID: Missing Final Closing Disclosure Request to provide Final Closing Disclosure which is Missing in file. - Due Diligence Vendor-10/10/2023	Ready for Review-Document Uploaded. - Seller-10/18/2023	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-10/20/2023	XXXX			CA	Primary Residence	Purchase	NA	1203795	N/A	N/A
XXXX	242NQM084	Resolved-The Deed of Trust is Present - Due Diligence Vendor-10/20/2023 Ready for Review-Document Uploaded. - Seller-10/18/2023 Open-The Deed of Trust is Missing Request to provide Deed of Trust which is Missing in file. - Due Diligence Vendor-10/10/2023	Ready for Review-Document Uploaded. - Seller-10/18/2023	Resolved-The Deed of Trust is Present - Due Diligence Vendor-10/20/2023	XXXX			CA	Primary Residence	Purchase	NA	1203638	N/A	N/A
XXXX	242NQM084	Resolved-The Note is Present - Due Diligence Vendor-10/20/2023 Ready for Review-Document Uploaded. - Seller-10/18/2023 Open-The Note is Missing Request to provide Note document which is missing in file. - Due Diligence Vendor-10/10/2023	Ready for Review-Document Uploaded. - Seller-10/18/2023	Resolved-The Note is Present - Due Diligence Vendor-10/20/2023	XXXX			CA	Primary Residence	Purchase	NA	1203535	N/A	N/A
XXXX	242NQM084	Resolved-Initial Escrow Disclosure for subject property uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/19/2023 Ready for Review-Document Uploaded. - Seller-10/18/2023 Open-Request to provide Initial Escrow Disclosure which is Missing in file. - Due Diligence Vendor-10/10/2023	Ready for Review-Document Uploaded. - Seller-10/18/2023	Resolved-Initial Escrow Disclosure for subject property uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/19/2023	XXXX			CA	Primary Residence	Purchase	NA	1203834	N/A	N/A
XXXX	242NQM422	Resolved-received Program Info - resolved - Due Diligence Vendor-10/24/2023 Ready for Review-Document Uploaded. - Seller-10/23/2023 Counter-Please provide the Loan Program Information sheet which advises which GLs were used and the other important info. it is not in the pdf - Due Diligence Vendor-10/23/2023 Ready for Review-Document Uploaded. 1008 attached - Seller-10/20/2023 Open-Provide Loan Approval document. - Due Diligence Vendor-10/06/2023	Ready for Review-Document Uploaded. - Seller-10/23/2023 Ready for Review-Document Uploaded. 1008 attached - Seller-10/20/2023	Resolved-received Program Info - resolved - Due Diligence Vendor-10/24/2023	XXXX			CO	Investment	Refinance	Cash Out - Other	1197358	N/A	N/A
XXXX	242NQM422	Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is DSCR.) Business Purpose Affidavit uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/23/2023 Ready for Review-Document Uploaded. - Seller-10/20/2023 Open-The 1008 Page Loan Type is 'DSCR' but the Business Purpose Affidavit Disclosure Indicator is 'Missing'. Business Purpose Affidavit is required for a DSCR loan. Business purpose document is missing - Due Diligence Vendor-10/06/2023	Ready for Review-Document Uploaded. - Seller-10/20/2023	Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is DSCR.) Business Purpose Affidavit uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/23/2023	XXXX			CO	Investment	Refinance	Cash Out - Other	1197359	N/A	N/A
XXXX	242NQM087	Resolved-Per HPML provided the client has acknowledged that this is a higher priced transaction. Resolved. - Due Diligence Vendor-11/01/2023

Ready for Review-Document Uploaded.  - Seller-10/30/2023

Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is escrowing.
An interior and exterior appraisal was completed for this property.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower.
The loan meets HPML Guidelines.
		Request to provide HPML Lender Certification which is missing in file. - Due Diligence Vendor-10/11/2023	Ready for Review-Document Uploaded. - Seller-10/30/2023	Resolved-Per HPML provided the client has acknowledged that this is a higher priced transaction. Resolved. - Due Diligence Vendor-11/01/2023	HPML.pdf			TX	Primary Residence	Purchase	NA	1204838	N/A	N/A
XXXX	242NQM087	Resolved-Updated Lender Loan Approval Form uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/01/2023 Ready for Review-Document Uploaded. - Seller-10/31/2023 Open-Provide updated Lender Loan Approval Form with corrected DTI of 15.758% asper updated 1008. - Due Diligence Vendor-10/31/2023	Ready for Review-Document Uploaded. - Seller-10/31/2023	Resolved-Updated Lender Loan Approval Form uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/01/2023	XXXX			TX	Primary Residence	Purchase	NA	1237532	N/A	N/A
XXXX	242NQM087	Resolved-Updated 1008 & Final 1003 uploaded to cure DTI discrepancy, verified & entered in system - DTI Discrepancy Resolved. - Due Diligence Vendor-10/31/2023
Ready for Review-Document Uploaded.  - Seller-10/30/2023
Open-DTI variance is due to tradelines:
 1- xxxxxX1  shows monthly payment of $509 with unpaid balance as $2,273 in 1003 and U/W considered same for DTI calculation, whereas in CBR pg-339 reflect payment as $0 with $0 balance.
 2- xxxx shows monthly payment of $66 with unpaid balance as $1,039 in 1003 and U/W considered same for DTI calculation, whereas in CBR pg-339 reflects payment as $30 payment with $94 balance.
 3- Account XXXXshows monthly payment of $25 with unpaid balance as $133 in 1003 and U/W considered same for DTI calculation, whereas in CBR pg-339 reflects payment as $4 with $4 balance.
		No Additional Credit Report to validate values used by UW and reflected on 1003's. Please provide updated 1003 to reflect documented debts nd 1008 and Approval to reflect updated Documented Debts and ratios. - Due Diligence Vendor-10/11/2023	Ready for Review-Document Uploaded. - Seller-10/30/2023	Resolved-Updated 1008 & Final 1003 uploaded to cure DTI discrepancy, verified & entered in system - DTI Discrepancy Resolved. - Due Diligence Vendor-10/31/2023	XXXX			TX	Primary Residence	Purchase	NA	1205592	N/A	N/A
XXXX	242NQM089	Resolved-Audited LTV is XXXX% which is not XXXX%. Therefore Max DTI allowed is 50% - Resolved. - Due Diligence Vendor-10/31/2023 Resolved-Audited DTI of XXXX% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-10/31/2023 Ready for Review-LTV is XXXX%, therefore 50% is allowed as it is under the XXXX% threshold, please advise. Thank you - Seller-10/30/2023 Open-Audited DTI ofXXXX exceeds Guideline DTI of 45% Audited DTI of XXXX% exceeds allowable DTI of 45% for XXXX Doc >/= XXXX%LTV. - Due Diligence Vendor-10/13/2023	Ready for Review-LTV is XXXX%, therefore 50% is allowed as it is under the XXXX% threshold, please advise. Thank you - Seller-10/30/2023	Resolved-Audited LTV is XXXX% which is not XXX%. Therefore Max DTI allowed is 50% - Resolved. - Due Diligence Vendor-10/31/2023 Resolved-Audited DTI of XXXX% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-10/31/2023				MD	Primary Residence	Purchase	NA	1211816	N/A	N/A
XXXX	242NQM089	Resolved-Final title policy uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/31/2023 Resolved-Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-10/31/2023 Ready for Review-Document Uploaded. - Seller-10/30/2023 Open-Title Coverage Amount of $XXXX is Less than Total Amount of Subject Lien(s) Request to provide supplemental title report correct Loan amount. Loan file shows Loan amount in all closing docs as $XXXX, whereas Title report shows loan amount as $XXXX. - Due Diligence Vendor-10/12/2023	Ready for Review-Document Uploaded. - Seller-10/30/2023	Resolved-Final title policy uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/31/2023 Resolved-Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-10/31/2023	XXXX			MD	Primary Residence	Purchase	NA	1207655	N/A	N/A
XXXX	242NQM108	Resolved-Initial Escrow Acct Disclosure for subject property is uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/17/2023 Ready for Review-Document Uploaded. - Seller-10/16/2023 Open-Initial Escrow Acct Disclosure missing in File - Due Diligence Vendor-10/12/2023	Ready for Review-Document Uploaded. - Seller-10/16/2023	Resolved-Initial Escrow Acct Disclosure for subject property is uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/17/2023	XXXX			NV	Investment	Purchase	NA	1207297	N/A	N/A
XXXX	242NQM416	Resolved-Borrower 1 Personal Tax Returns Provided - Due Diligence Vendor-11/08/2023
Ready for Review-Document Uploaded.  - Seller-11/06/2023
Counter-Per the lender program sheet on page 215 of the loan package the doc type is XXXXh. Per the XXXX)
When tax returns are required, as in the case of investment property ownership, the most recent two years should be provided. The definition of most recent is the last return scheduled to have been filed with the IRS.
Any Borrower that applied for a tax return extension must provide a copy of the extension in the credit file along with the prior two years of tax returns. - Due Diligence Vendor-11/01/2023
Ready for Review-Document Uploaded.  - Seller-10/30/2023
		Open-Borrower 1 Personal Tax Returns Missing. Per XXXX - Tax returns are required, as in the case of investment property ownership, the most recent two years should be provided. Subject property is Investment property. - Due Diligence Vendor-10/16/2023	Ready for Review-Document Uploaded. - Seller-11/06/2023 Ready for Review-Document Uploaded. - Seller-10/30/2023	Resolved-Borrower 1 Personal Tax Returns Provided - Due Diligence Vendor-11/08/2023	XXXX			GA	Investment	Refinance	No Cash Out - Borrower Initiated	1213864	N/A	N/A
XXXX	242NQM416	Resolved-The Initial 1003 is Present - Due Diligence Vendor-10/31/2023 Ready for Review-Document Uploaded. - Seller-10/30/2023 Open-The Initial 1003 is Missing - Due Diligence Vendor-10/12/2023	Ready for Review-Document Uploaded. - Seller-10/30/2023	Resolved-The Initial 1003 is Present - Due Diligence Vendor-10/31/2023	XXXX			GA	Investment	Refinance	No Cash Out - Borrower Initiated	1207199	N/A	N/A
XXXX	242NQM416	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-10/31/2023 Ready for Review-Document Uploaded. - Seller-10/30/2023 Open-1008 Document is Missing. Per 1008 XXXX% max LTV for R/T refinance with XXXX mid score. Loan to value showing on 1008 is XXXX%. Matrix shows XXXX% LTV is allowed for R/T refinance with XXXX mid score. Need corrected 1008. - Due Diligence Vendor-10/16/2023	Ready for Review-Document Uploaded. - Seller-10/30/2023	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-10/31/2023	XXXX			GA	Investment	Refinance	No Cash Out - Borrower Initiated	1213900	N/A	N/A
XXXX	242NQM416	Resolved-Confirmed in GLs If the subject property is leased/rented, then rent loss insurance is not required. A lease confirming the subject property will be tenant occupied was provided, resolved. - Due Diligence Vendor-11/30/2023

Ready for Review-Document Uploaded.  - Seller-11/28/2023

Counter-The property coverage confirmation document provided does not include the amount provided for of loss of rent. Please provide a an evidence of insurance document that includes loss of rent.  - Due Diligence Vendor-11/01/2023

Ready for Review-Document Uploaded.  - Seller-10/30/2023

		Open-Missing rent loss coverage which is required per G/L's on subject since borrower moving out and treated as investment property per 1008. - Due Diligence Vendor-10/16/2023	Ready for Review-Document Uploaded. - Seller-11/28/2023 Ready for Review-Document Uploaded. - Seller-10/30/2023	Resolved-Confirmed in GLs If the subject property is leased/rented, then rent loss insurance is not required. A lease confirming the subject property will be tenant occupied was provided, resolved. - Due Diligence Vendor-11/30/2023	XXXX			GA	Investment	Refinance	No Cash Out - Borrower Initiated	1213815	N/A	N/A
XXXX	242NQM212	Resolved- - Due Diligence Vendor-10/17/2023

Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Certificate on page 436. Lender acknowledges the subject is a HPML. Resolved. - Due Diligence Vendor-10/17/2023	Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Certificate on page 436. Lender acknowledges the subject is a HPML. Resolved. - Due Diligence Vendor-10/17/2023

								WI	Primary Residence	Purchase	NA	1207536	N/A	N/A
XXXX	242NQM096	Resolved-Hazard Insurance Coverage Amount of $XXXX is equal to or greater than Required Coverage Amount of $XXXX or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'No') - Due Diligence Vendor-11/01/2023
Resolved-Per Due Diligence re-review the insurance, FL Does not provide RCE under law and the dwelling that is provided on the declaration is accepted as such. The insurable value is the amount of coverage required - Resolved. - Due Diligence Vendor-10/31/2023
Resolved-Hazard Insurance Coverage Amount of $XXXX is equal to or greater than Required Coverage Amount of $XXXX or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'N/A') - Due Diligence Vendor-10/31/2023
Ready for Review-FL Does not provide RCE under law and the dwelling that is provided on the declaration is accepted as such, please advise! Thank you - Seller-10/30/2023
Open-Hazard Insurance Coverage Amount of $XXXX is less than Required Coverage Amount of $XXXX and Guaranteed Replacement Coverage indicator is 'N/A' Request to provide updated Insurance policy as the listed coverage amount of $XXXX does not covering the required coverage amount of $XXXX per the provided RCE - Due Diligence Vendor-10/16/2023	Ready for Review-FL Does not provide RCE under law and the dwelling that is provided on the declaration is accepted as such, please advise! Thank you - Seller-10/30/2023	Resolved-Hazard Insurance Coverage Amount of $XXXX is equal to or greater than Required Coverage Amount of $XXXX or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'No') - Due Diligence Vendor-11/01/2023
 Resolved-Per Due Diligence re-review the insurance, FL Does not provide RCE under law and the dwelling that is provided on the declaration is accepted as such. The insurable value is the amount of coverage required - Resolved. - Due Diligence Vendor-10/31/2023
 Resolved-Hazard Insurance Coverage Amount of $XXXX is equal to or greater than Required Coverage Amount of $XXXX or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'N/A') - Due Diligence Vendor-10/31/2023
								FL	Primary Residence	Refinance	Cash Out - Other	1212852	N/A	N/A
XXXX	242NQM417	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/08/2023 Ready for Review-Document Uploaded. - Seller-12/05/2023 Open-Per the gift letter provided the gift funds iao $XXXXX were wired directly to escrow however it is not documented to the corresponding section on the Final CD or PCCD. - Due Diligence Vendor-11/27/2023	Ready for Review-Document Uploaded. - Seller-12/05/2023	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/08/2023	Revised PCCD.PDF			CA	Primary Residence	Purchase	NA	1277309	N/A	N/A
XXXX	242NQM417	Resolved-Updated 1003 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/06/2023 Resolved-The Final 1003 is Present - Due Diligence Vendor-12/06/2023 Ready for Review-Document Uploaded. - Seller-12/05/2023 Open-The Final 1003 is Missing Please correct the gift amount in section 4 of the 1003. Per the final 1003 on file gifts iao $50K, $25K, and an additional $25K were received for this transaction. Per clarification received. Only $50K gift was received forthis transaction.. - Due Diligence Vendor-11/27/2023	Ready for Review-Document Uploaded. - Seller-12/05/2023	Resolved-Updated 1003 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/06/2023 Resolved-The Final 1003 is Present - Due Diligence Vendor-12/06/2023	UPDATED 1003 12.5.pdf			CA	Primary Residence	Purchase	NA	1277252	N/A	N/A
XXXX	242NQM417	Resolved-Clarification regarding gift money amounts received. Proof of gift wire iao $XXXXX received. Resolved. - Due Diligence Vendor-11/27/2023
Ready for Review-Document Uploaded. The only funds to close are XXXX and XXXX according to the Final settlement statement that I have attached, thank you. - Seller-11/22/2023
Counter-The gift iao $XXXX wired into account XXXX on XXXX has been confirmed. The deposit of $XXXX on XXXX cannot be confirmed as the gift because it appears on the statement as a deposit and per the gift letter the funds were to be wired to the borrower's checking account. Please provide evidence of the wire of the remaining $XXXX as well as evidence of the wire remitted to the title company for the gifts iao XXXX and XXXX transferred directly at closing. - Due Diligence Vendor-11/09/2023
Ready for Review-Gift funds of $XXXX from XXXX deposited into acct XXXX, XXXX and XXXX.  XXXX and XXXX were transferred directly at closing. - Seller-11/06/2023
		Open-Missing proof of gifts for $XXXX being deposited. Gift letters page XXXX for $XXXX, page XXXX for $XXXX and page XXXX for $XXXX. - Due Diligence Vendor-10/16/2023	Ready for Review-Document Uploaded. The only funds to close are XXXX and XXXX according to the Final settlement statement that I have attached, thank you. - Seller-11/22/2023 Ready for Review-Gift funds of $XXXX from XXX deposited into acct XXX, XXXX and XXXX. XXXX and XXXX were transferred directly at closing. - Seller-11/06/2023	Resolved-Clarification regarding gift money amounts received. Proof of gift wire iao $XXXX received. Resolved. - Due Diligence Vendor-11/27/2023	XXXX			CA	Primary Residence	Purchase	NA	1214023	N/A	N/A
XXXX	242NQM417	Resolved-Updated CPA letter is uploaded verifying the document date of 8/7/2023 within 30days of closing date, XXXX Doc loan, verified uploaded CPA & Business license in Pg: 677-680. Verified & entered in system - Resolved. - Due Diligence Vendor-11/20/2023 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-11/20/2023 Ready for Review-Document Uploaded. - Seller-11/17/2023 Open-Borrower 1 3rd Party VOE Prior to Close Missing. CPA letter is not dated so not able to utilize. - Due Diligence Vendor-10/16/2023	Ready for Review-Document Uploaded. - Seller-11/17/2023	Resolved-Updated CPA letter is uploaded verifying the document date of 8/7/2023 within 30days of closing date, Alt Doc loan, verified uploaded CPA & Business license in Pg: 677-680. Verified & entered in system - Resolved. - Due Diligence Vendor-11/20/2023 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-11/20/2023	CPA LETTER EXPENSE STMT (1).pdf			CA	Primary Residence	Purchase	NA	1214118	N/A	N/A
XXXX	242NQM417	Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/20/2023 Ready for Review-Document Uploaded. - Seller-11/17/2023 Open-The 1008 document is missing from the loan file. Provide updated 1008 with corrected DTI as per lender loan approval. XXXX Mortgage associated with property XXXX is sold, excluded the payment. - Due Diligence Vendor-11/07/2023	Ready for Review-Document Uploaded. - Seller-11/17/2023	Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/20/2023	UPDATED 1008.pdf			CA	Primary Residence	Purchase	NA	1248068	N/A	N/A
XXXX	242NQM417	Resolved-Third Party Fraud Report - Confirmation search (LDP, SAM & OFAC) uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/07/2023 Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-11/07/2023 Ready for Review-Document Uploaded. - Seller-11/06/2023 Open-Missing Third Party Fraud Report Request to provide fraud report as it is missing in file. - Due Diligence Vendor-10/12/2023	Ready for Review-Document Uploaded. - Seller-11/06/2023	Resolved-Third Party Fraud Report - Confirmation search (LDP, SAM & OFAC) uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/07/2023 Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-11/07/2023	XXXX			CA	Primary Residence	Purchase	NA	1207459	N/A	N/A
XXXX	242NQM417	Resolved-Bank Statements from Jan 2023 to June 2023 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/07/2023 Ready for Review-Document Uploaded. - Seller-11/06/2023 Open-Request to provide bank statements for XXXXas per loan program doc type is XXXX doc 24 month and as per income sheet on page #727 verified total 21 statements, request to provide statements from Jan 2023 to April 2023 - Due Diligence Vendor-10/12/2023	Ready for Review-Document Uploaded. - Seller-11/06/2023	Resolved-Bank Statements from Jan 2023 to June 2023 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/07/2023	XXXX			CA	Primary Residence	Purchase	NA	1207342	N/A	N/A
XXXX	242NQM417	Resolved-Borrower 1 Credit Report is not partially present. - Due Diligence Vendor-11/07/2023

Resolved-Borrower 1 Full Credit Report with credit scores uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/26/2023

Resolved-Borrower 1 Credit Report is not partially present. - Due Diligence Vendor-10/26/2023

Resolved-Borrower 1 Credit Report is not partially present. - Due Diligence Vendor-10/26/2023

Ready for Review-Document Uploaded.  - Seller-10/25/2023

		Open-Borrower 1 Credit Report is Partially Present. Fico Scores is not reflecting in Credit Report, Request to provide updated credit report with fico scores. - Due Diligence Vendor-10/12/2023	Ready for Review-Document Uploaded. - Seller-10/25/2023	Resolved-Borrower 1 Credit Report is not partially present. - Due Diligence Vendor-11/07/2023 Resolved-Borrower 1 Full Credit Report with credit scores uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/26/2023 Resolved-Borrower 1 Credit Report is not partially present. - Due Diligence Vendor-10/26/2023 Resolved-Borrower 1 Credit Report is not partially present. - Due Diligence Vendor-10/26/2023	XXXX			CA	Primary Residence	Purchase	NA	1207393	N/A	N/A
XXXX	242NQM094	Resolved-Borrower 2 Executed 4506-T uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/20/2023 Resolved-Borrower 2 Executed 4506-T Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-10/20/2023 Ready for Review-Document Uploaded. - Seller-10/19/2023 Open-Borrower 2 Executed 4506-T Missing Request to provide 4506-T which is Missing in file. - Due Diligence Vendor-10/12/2023	Ready for Review-Document Uploaded. - Seller-10/19/2023	Resolved-Borrower 2 Executed 4506-T uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/20/2023 Resolved-Borrower 2 Executed 4506-T Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-10/20/2023	XXXX			TX	Primary Residence	Purchase	NA	1207344	N/A	N/A
XXXX	242NQM256	Resolved-NanQ loan program snippet received, resolved. - Due Diligence Vendor-10/23/2023

Ready for Review-See attached screenshot, showing DSCR Calc and 8/31/2023 matrix date - Seller-10/23/2023

Ready for Review-Document Uploaded.  - Seller-10/23/2023

Counter-Please provide the loan program snippet with the matrix version that includes the date used for this transaction - Due Diligence Vendor-10/23/2023

Ready for Review-Document Uploaded.  - Seller-10/19/2023

Open-Please provide Lender Approval form as there is not a Matrix date in file as well as a DSCR worksheet to verify DSCR.  - Due Diligence Vendor-10/17/2023

		Open-Lender Approval Form is Missing in File - Due Diligence Vendor-10/16/2023	Ready for Review-See attached screenshot, showing DSCR Calc and 8/31/2023 matrix date - Seller-10/23/2023 Ready for Review-Document Uploaded. - Seller-10/23/2023 Ready for Review-Document Uploaded. - Seller-10/19/2023	Resolved-NanQ loan program snippet received, resolved. - Due Diligence Vendor-10/23/2023	XXXX			FL	Investment	Purchase	NA	1212963	N/A	N/A
XXXX	242NQM256	Resolved-Tax Document uploaded, verified & entered in system. DSCR Does Meet Guideline Requirement - Resolved.. - Due Diligence Vendor-10/23/2023
Ready for Review-See calculation from UW - Seller-10/19/2023
Ready for Review-Document Uploaded.  - Seller-10/19/2023
Open-DSCR Does Not Meet Guideline Requirement Audited DSCR = 0.9947. P&I XXXX + HOI XXXX + Taxes 364.68 + PUD 85 = 2254.69. 1007 rent 2225/2254.69= = 0.9869. As per guidelines, DSCR minimum is 1. Please provide DSCR Worksheet. - Due Diligence Vendor-10/17/2023
Open-DSCR Does Not Meet Guideline Requirement Audited DSCR = 0.9947. P&I XXXX + HOI XXXX + Taxes 364.68 + PUD 85 = 2254.69. 1007 rent 2225/2254.69= = 0.9869. As per guidelines, DSCR minimum is 1. Please provide DSCR Worksheet. - Due Diligence Vendor-10/17/2023
		Open-DSCR Does Not Meet Guideline Requirement Audited DSCR = 0.9947. P&I XXXX + HOI XXXX + Taxes 364.68 + PUD 85 = 2254.69. 1007 rent 2225/2254.69= = 0.9869. - Due Diligence Vendor-10/17/2023	Ready for Review-See calculation from UW - Seller-10/19/2023 Ready for Review-Document Uploaded. - Seller-10/19/2023	Resolved-Tax Document uploaded, verified & entered in system. DSCR Does Meet Guideline Requirement - Resolved.. - Due Diligence Vendor-10/23/2023	UW email for #2.pdf			FL	Investment	Purchase	NA	1218997	N/A	N/A
XXXX	242NQM256	Resolved-Tax Document uploaded, verified & entered in system - Resolved.. - Due Diligence Vendor-10/20/2023
Resolved-Evidence of Property Tax is present - Due Diligence Vendor-10/20/2023
Ready for Review-Document Uploaded. Lender:  We used the same taxes on all the XXXX  files.  See attached estimate, not sure what the issue is. - Seller-10/19/2023
		Open-Missing Evidence of Property Tax Tax cert in file reflects estimated tax amount in the range of $3968 to $4375. Without further clarification, Auditor value of tax amount is based on the higher range of estimate or $4375. $4375/12= $364.58 per month. - Due Diligence Vendor-10/17/2023	Ready for Review-Document Uploaded. Lender: We used the same taxes on all the Thavaneetharajah files. See attached estimate, not sure what the issue is. - Seller-10/19/2023	Resolved-Tax Document uploaded, verified & entered in system - Resolved.. - Due Diligence Vendor-10/20/2023 Resolved-Evidence of Property Tax is present - Due Diligence Vendor-10/20/2023	TAXES ESTIMATE.pdf			FL	Investment	Purchase	NA	1218972	N/A	N/A
XXXX	242NQM254	Resolved-NanQ loan program snippet received, resolved. - Due Diligence Vendor-10/23/2023
Ready for Review-See NANQ Tracking screenshot.  DSCR calculation andXXXX matrix date. - Seller-10/23/2023
Ready for Review-Document Uploaded.  - Seller-10/23/2023
Counter-Please provide the loan program snippet that includes the matrix version date used for this loan. - Due Diligence Vendor-10/23/2023
Ready for Review-Document Uploaded. Client provided the attached final loan approval, but I'm not seeing the matrix date on it, so I've reached back out.  But possibly you see what you're looking for and I don't, so providing to you anyway. - Seller-10/19/2023
Open-Please provide Loan Approval missing from file as there is not a Matrix date available.  - Due Diligence Vendor-10/17/2023
		Open-Loan Approval document missing from loan file. Please provide. - Due Diligence Vendor-10/13/2023	Ready for Review-See NANQ Tracking screenshot. DSCR calculation and 8/31/2023 matrix date. - Seller-10/23/2023 Ready for Review-Document Uploaded. - Seller-10/23/2023 Ready for Review-Document Uploaded. Client provided the attached final loan approval, but I'm not seeing the matrix date on it, so I've reached back out. But possibly you see what you're looking for and I don't, so providing to you anyway. - Seller-10/19/2023	Resolved-NanQ loan program snippet received, resolved. - Due Diligence Vendor-10/23/2023	XXXX			FL	Investment	Purchase	NA	1210724	N/A	N/A
XXXX	242NQM254	Resolved-Tax Document uploaded, verified & entered in system. DSCR Does Not Meet Guideline Requirement - Resolved. - Due Diligence Vendor-10/20/2023
Ready for Review-Document Uploaded. Underwriter calculation uploaded. - Seller-10/19/2023
Open-Please provide missing DSCR Worksheet. Audited DSCR = 0.9947. P&I XXXX + HOI XXXX + Taxes 364.68 + HOA 85 = XXXX. 1007 rent 2225/2254.69= = 0.9869. Guideline minimum is 1.  - Due Diligence Vendor-10/17/2023
Open-Audited DSCR = 0.9947. P&I XXXX + HOI XXXX + Taxes 364.68 + PUD 85 = XXXXX. 1007 rent 2225/2254.69= = 0.9869. - Due Diligence Vendor-10/17/2023
		Open-DSCR Does Not Meet Guideline Requirement - Due Diligence Vendor-10/17/2023	Ready for Review-Document Uploaded. Underwriter calculation uploaded. - Seller-10/19/2023	Resolved-Tax Document uploaded, verified & entered in system. DSCR Does Not Meet Guideline Requirement - Resolved. - Due Diligence Vendor-10/20/2023	XXXX			FL	Investment	Purchase	NA	1219001	N/A	N/A
XXXX	242NQM254	Resolved-Tax Document uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/20/2023
Resolved-Evidence of Property Tax is present - Due Diligence Vendor-10/20/2023
Ready for Review-Document Uploaded. From client:  I gave the tax est from the county and we used that for the taxes its a new build and has not been assessed yet. We used the same the lower number on the other 6 files we've submitted for this borrower's properties.  See XXXX, XXXX, XXXX, which have already been approved. - Seller-10/19/2023
Open-Missing Evidence of Property Tax Audited value based on Tax Assessor Estimate of tax amount range $3938 to $4375 page 583. Conservative estimate of 4375/12= $364.58 per month. - Due Diligence Vendor-10/17/2023
		Open-Missing Evidence of Property Tax Audited value based on Tax Assessor Estimate of tax amount range $3938 to $4375 page 600. Conservative estimate of 4375/12= $364.58 per month. - Due Diligence Vendor-10/17/2023	Ready for Review-Document Uploaded. From client: I gave the tax est from the county and we used that for the taxes its a new build and has not been assessed yet. We used the same the lower number on the other 6 files we've submitted for this borrower's properties. See XXXX, XXXX, XXXX, which have already been approved. - Seller-10/19/2023	Resolved-Tax Document uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/20/2023 Resolved-Evidence of Property Tax is present - Due Diligence Vendor-10/20/2023	TAXES.pdf			FL	Investment	Purchase	NA	1217982	N/A	N/A
XXXX	242NQM257	Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is DSCR.) - Due Diligence Vendor-10/23/2023 Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is Conventional.) - Due Diligence Vendor-10/17/2023 Open-Business Purpose Affidavit is Missing - Due Diligence Vendor-10/16/2023		Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is DSCR.) - Due Diligence Vendor-10/23/2023 Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is Conventional.) - Due Diligence Vendor-10/17/2023				FL	Investment	Purchase	NA	1213478	N/A	N/A
XXXX	242NQM257	Resolved-Loan program snippet and DSCR calculations received, resolved. - Due Diligence Vendor-10/23/2023
Ready for Review-See attached NANQ Tracking screenshot, showing DSCR Calc and XXXX matrix date. - Seller-10/23/2023
Ready for Review-Document Uploaded.  - Seller-10/23/2023
Counter-Please provide the DSCR calculator W/S that includes PITIAS and the DSCR score. Please provide the loan program snippet that includes the matrix version date used for this loan. - Due Diligence Vendor-10/23/2023
Ready for Review-Document Uploaded.  - Seller-10/19/2023
Open-Loan Approval and DSCR Worksheet are missing from file. Please provide as there is not a Matrix date or calculation of DSCR.  - Due Diligence Vendor-10/17/2023
		Open-Loan Approval missing from file. Please provide - Due Diligence Vendor-10/16/2023	Ready for Review-See attached NANQ Tracking screenshot, showing DSCR Calc and XXXX matrix date. - Seller-10/23/2023 Ready for Review-Document Uploaded. - Seller-10/23/2023 Ready for Review-Document Uploaded. - Seller-10/19/2023	Resolved-Loan program snippet and DSCR calculations received, resolved. - Due Diligence Vendor-10/23/2023	XXXX			FL	Investment	Purchase	NA	1213494	N/A	N/A
XXXX	242NQM257	Resolved-Tax Document uploaded, verified & entered in system. DSCR Does Not Meet Guideline Requirements - Resolved. - Due Diligence Vendor-10/20/2023 Ready for Review-Document Uploaded. - Seller-10/19/2023 Open-DSCR Does Not Meet Guideline Requirements. The audited DSCR as $2,225/ $2,250.72 = 0.99. As per guidelines DSCR Minimum is 1. - Due Diligence Vendor-10/17/2023	Ready for Review-Document Uploaded. - Seller-10/19/2023	Resolved-Tax Document uploaded, verified & entered in system. DSCR Does Not Meet Guideline Requirements - Resolved. - Due Diligence Vendor-10/20/2023	XXXX			FL	Investment	Purchase	NA	1219189	N/A	N/A
XXXX	242NQM257	Resolved-Tax Document uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/20/2023

Resolved-Evidence of Property Tax is present - Due Diligence Vendor-10/20/2023

Ready for Review-Document Uploaded.  - Seller-10/19/2023

Open-Missing Evidence of Property Tax Tax cert in file reflects estimated tax amount in the range of $3938 to $4375. Without further clarification, Auditor value of tax amount is based on the higher range of estimate or $4375. $4375/12= $364.58 per month. - Due Diligence Vendor-10/17/2023

		Open-Missing Evidence of Property Tax Tax Cert missing from file. Title commitment only reflects taxes on lot/ground only. Please provide Tax Cert. - Due Diligence Vendor-10/17/2023	Ready for Review-Document Uploaded. - Seller-10/19/2023	Resolved-Tax Document uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/20/2023 Resolved-Evidence of Property Tax is present - Due Diligence Vendor-10/20/2023	XXXX			FL	Investment	Purchase	NA	1219069	N/A	N/A
XXXX	242NQM258	Resolved-NanQ loan program sheet received. DSCR calculations sheet received. Resolved
 - Due Diligence Vendor-10/23/2023
Ready for Review-See attached screenshot, showing DSCR Calc and XXXX matrix date. - Seller-10/23/2023
Ready for Review-Document Uploaded.  - Seller-10/23/2023
Ready for Review-Document Uploaded.  - Seller-10/23/2023
Counter-Please provide the DSCR calculation worksheet that includes the rent, PITIAS and DSCR score. Please provide the loan program snippet that includes the matrix version date used for this loan. - Due Diligence Vendor-10/23/2023
Ready for Review-Document Uploaded.  - Seller-10/19/2023
Rescinded-Please provide Loan Approval and DSCR worksheet. There is not a Matrix date in the file and there is not a DSCR worksheet.  - Due Diligence Vendor-10/17/2023
		Open-Loan Approval is missing. - Due Diligence Vendor-10/17/2023	Ready for Review-See attached screenshot, showing DSCR Calc and XXX matrix date. - Seller-10/23/2023 Ready for Review-Document Uploaded. - Seller-10/23/2023 Ready for Review-Document Uploaded. - Seller-10/23/2023 Ready for Review-Document Uploaded. - Seller-10/19/2023	Resolved-NanQ loan program sheet received. DSCR calculations sheet received. Resolved - Due Diligence Vendor-10/23/2023 Rescinded-Please provide Loan Approval and DSCR worksheet. There is not a Matrix date in the file and there is not a DSCR worksheet. - Due Diligence Vendor-10/17/2023	XXXX			FL	Investment	Purchase	NA	1215328	N/A	N/A
XXXX	242NQM258	Resolved-Verified & made changes, DSCR Does Not Meet Guideline Requirement - Resolved. - Due Diligence Vendor-10/20/2023 Ready for Review-Document Uploaded. - Seller-10/19/2023 Open-DSCR Does Not Meet Guideline Requirement. The audited DSCR $2,225/ $2,513.46 = 0.89. As per guidelines DSCR Minimum is 1. - Due Diligence Vendor-10/17/2023	Ready for Review-Document Uploaded. - Seller-10/19/2023	Resolved-Verified & made changes, DSCR Does Not Meet Guideline Requirement - Resolved. - Due Diligence Vendor-10/20/2023	XXXX			FL	Investment	Purchase	NA	1219173	N/A	N/A
XXXX	242NQM261	Resolved-received PCCD, CE elevated - resolved - Due Diligence Vendor-10/20/2023 Ready for Review-Document Uploaded. - Seller-10/18/2023 Open-TRID: Missing Closing Disclosure Provide PCCD with Certified Stamp or Seal required for Dry Funding State, Subject Property is CA - Due Diligence Vendor-10/12/2023	Ready for Review-Document Uploaded. - Seller-10/18/2023	Resolved-received PCCD, CE elevated - resolved - Due Diligence Vendor-10/20/2023	XXXX			CA	Primary Residence	Purchase	NA	1207480	N/A	N/A
XXXX	242NQM240	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-10/20/2023 Ready for Review-Document Uploaded. - Seller-10/18/2023 Open-TRID: Missing Closing Disclosure 1) Initial CD is missing in file. please provide 2) Subject property is in DRY state-CA. Please provide PCCD - Due Diligence Vendor-10/12/2023	Ready for Review-Document Uploaded. - Seller-10/18/2023	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-10/20/2023	XXXX			CA	Primary Residence	Purchase	NA	1207688	N/A	N/A
XXXX	242NQM264	Resolved-Lender is using more conservative amounts than Audit - no correction required - Due Diligence Vendor-10/27/2023
Ready for Review-Yes there are 3 leases but I went the conservative route and only gave them rental income for unit 1 and unit 2.
I only used $XXXX to qualify the borrower since the DSCR ratio was still above one.
 - Seller-10/27/2023
Counter-Please provide additional clarification regarding the income calculation used for this transaction. Per review there are 3 active leases  on file for the 3 units which amount to $XXXX which is also the total market rent per the operating statement. on the appraisal.   - Due Diligence Vendor-10/26/2023
Ready for Review-- Only giving the borrower rental income for Unit 1 and 2, Unit 3 was recently renovated so I did not give them any income and the DSCR ratio is still at 1.0164

 - Seller-10/24/2023
		Open-Provide updated Lender Approval Form with updated Gross Rent of $XXXX , the borrower has 3 Units with lease Calculated $XXXX but in Current Lender Approval the Gross Rents is Calculated for only 2 Units. The DSCR in Lender Approval Form reflects as 1.02 ($XXXX / $XXXX) with Considering the 2 Units Gross Rent but whereas the borrower Property Type is 3 Units , The DSCR after Calculating with 3 Unit Gross Rent ($XXXX / $XXXX) is 1.40. - Due Diligence Vendor-10/13/2023	Ready for Review-Yes there are 3 leases but I went the conservative route and only gave them rental income for unit 1 and unit 2. I only used $XXXX to qualify the borrower since the DSCR ratio was still above one. - Seller-10/27/2023 Ready for Review-- Only giving the borrower rental income for Unit 1 and 2, Unit 3 was recently renovated so I did not give them any income and the DSCR ratio is still at 1.0164 - Seller-10/24/2023	Resolved-Lender is using more conservative amounts than Audit - no correction required - Due Diligence Vendor-10/27/2023				CA	Investment	Refinance	Cash Out - Other	1210345	N/A	N/A
XXXX	242NQM264	Resolved-The Final 1003 is Present - Due Diligence Vendor-10/26/2023 Resolved-Client provided updated page from section 3 of the 1003 reflecting that the borrower's primary residence is XXXX - Due Diligence Vendor-10/26/2023 Ready for Review-Document Uploaded. - Seller-10/25/2023 Open-The Final 1003 is Incomplete Both 1003's reflect on Borrower's current addresXXXX is an Investment property as per pages 309,311, 317, and 319. Please provide clarity and updated Final 1003. - Due Diligence Vendor-10/17/2023	Ready for Review-Document Uploaded. - Seller-10/25/2023	Resolved-The Final 1003 is Present - Due Diligence Vendor-10/26/2023 Resolved-Client provided updated page from section 3 of the 1003 reflecting that the borrower's primary residence is XXXX. - Due Diligence Vendor-10/26/2023	XXXX			CA	Investment	Refinance	Cash Out - Other	1217986	N/A	N/A
XXXX	242NQM099	Resolved-PCCD uploaded, verified & entered in system & Reperformed the Post compliance - Resolved. - Due Diligence Vendor-10/26/2023 Ready for Review-Document Uploaded. - Seller-10/25/2023 Open-Property located in a dry funding state. Please furnish PCCD. - Due Diligence Vendor-10/17/2023	Ready for Review-Document Uploaded. - Seller-10/25/2023	Resolved-PCCD uploaded, verified & entered in system & Reperformed the Post compliance - Resolved. - Due Diligence Vendor-10/26/2023	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	1216188	N/A	N/A
XXXX	242NQM099	Resolved-Subject Property is primary residence (Owner Occupied), but it is 1 unit + ADU (Accessary Unit). Using Lease agreement uploaded verified Rental Income is qualified with ADU (Accessary Unit) & bank statement verifying rent receipt, verified & entered in system - Resolved. - Due Diligence Vendor-10/25/2023

Ready for Review-Document Uploaded.  - Seller-10/24/2023

		Open-Per 1008 borrower given credit for rental income of $3375. Final 1003 page 914 showing expected rental income of $4500. Calculating net income $4500 x 75% = $3375. Need documentation where this expected rental income is coming from as the subject is owner occupied. - Due Diligence Vendor-10/17/2023	Ready for Review-Document Uploaded. - Seller-10/24/2023	Resolved-Subject Property is primary residence (Owner Occupied), but it is 1 unit + ADU (Accessary Unit). Using Lease agreement uploaded verified Rental Income is qualified with ADU (Accessary Unit) & bank statement verifying rent receipt, verified & entered in system - Resolved. - Due Diligence Vendor-10/25/2023	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	1216168	N/A	N/A
XXXX	242NQM102	Resolved-Affiliated Business Arrangement Disclosure uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/25/2023 Ready for Review-Document Uploaded. - Seller-10/24/2023 Open-Request to provide Affiliated Business Arrangement Disclosure which is Missing in file as it is Primary Purchase. - Due Diligence Vendor-10/13/2023	Ready for Review-Document Uploaded. - Seller-10/24/2023	Resolved-Affiliated Business Arrangement Disclosure uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/25/2023	PRIVACY POLICY.pdf			FL	Primary Residence	Purchase	NA	1210311	N/A	N/A
XXXX	242NQM097	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-10/29/2023 Ready for Review-Document Uploaded. - Seller-10/27/2023 Open-TRID: Missing Closing Disclosure Property is in (CA) dry funding state. Provide PCCD. - Due Diligence Vendor-10/13/2023	Ready for Review-Document Uploaded. - Seller-10/27/2023	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-10/29/2023	XXXX			CA	Primary Residence	Purchase	NA	1209876	N/A	N/A
XXXX	242NQM111	Resolved-Resident payment ledger uploaded to verify Current Rent History, verified & entered in system - Resolved. - Due Diligence Vendor-10/18/2023 Ready for Review-Document Uploaded. Hi XXXX, the attached is in the file. Per our UW - We can use a lease or VOR. - Seller-10/17/2023 Open-Missing Verification of Rent Provide VOR to verify Current Rent History (XXXX) - Due Diligence Vendor-10/13/2023	Ready for Review-Document Uploaded. Hi XXXX, the attached is in the file. Per our UW - We can use a lease or VOR. - Seller-10/17/2023	Resolved-Resident payment ledger uploaded to verify Current Rent History, verified & entered in system - Resolved. - Due Diligence Vendor-10/18/2023	lease.pdf			OK	Primary Residence	Purchase	NA	1209758	N/A	N/A
XXXX	242NQM215	Resolved-Flood Certificate is fully present - Due Diligence Vendor-10/20/2023 Resolved-Flood Certificate for the subject property uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/18/2023 Resolved-Flood Certificate is fully present - Due Diligence Vendor-10/18/2023 Ready for Review-Document Uploaded. - Seller-10/17/2023 Open-Missing Flood Certificate - Due Diligence Vendor-10/13/2023	Ready for Review-Document Uploaded. - Seller-10/17/2023	Resolved-Flood Certificate is fully present - Due Diligence Vendor-10/20/2023 Resolved-Flood Certificate for the subject property uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/18/2023 Resolved-Flood Certificate is fully present - Due Diligence Vendor-10/18/2023	Flood.pdf			PA	Primary Residence	Purchase	NA	1210000	N/A	N/A
XXXX	242NQM215	Resolved- - Due Diligence Vendor-10/19/2023 Open- - Due Diligence Vendor-10/19/2023 Counter-This matter is currently with management under review. - Due Diligence Vendor-10/19/2023 Ready for Review-Document Uploaded. Please escalate this to your management. - Seller-10/17/2023 Open-This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located. INTEREST RATE Not meeting State regulations. - Due Diligence Vendor-10/13/2023	Ready for Review-Document Uploaded. Please escalate this to your management. - Seller-10/17/2023	Resolved- - Due Diligence Vendor-10/19/2023	XXXX XXXX - DIDMCA Exemption 10-17-23.pdf			PA	Primary Residence	Purchase	NA	1210298	N/A	N/A
XXXX	242NQM215	Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable - Due Diligence Vendor-10/19/2023 Ready for Review-Document Uploaded. - Seller-10/17/2023 Open-Homeownership Counseling Disclosure Is Missing - Due Diligence Vendor-10/13/2023	Ready for Review-Document Uploaded. - Seller-10/17/2023	Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable - Due Diligence Vendor-10/19/2023	Disclosure.pdf			PA	Primary Residence	Purchase	NA	1210328	N/A	N/A
XXXX	242NQM101	Resolved-Per HPML cert provided, the lender has acknowledged that this is a higher priced transaction, resolved. - Due Diligence Vendor-10/20/2023

Ready for Review-Document Uploaded.  - Seller-10/18/2023

Open-This loan passed the MA 209 CMR 32.35 higher-priced mortgage loan test. (MA 209 CMR 32.35)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Massachusetts Regulations.

		While the Code of Massachusetts Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Loan has State Specified HPML finding, HPML cert not provided - Due Diligence Vendor-10/13/2023	Ready for Review-Document Uploaded. - Seller-10/18/2023	Resolved-Per HPML cert provided, the lender has acknowledged that this is a higher priced transaction, resolved. - Due Diligence Vendor-10/20/2023	HPML CERT.pdf			MA	Primary Residence	Purchase	NA	1210083	N/A	N/A
XXXX	242NQM101	Resolved-Signature Affidavit uploaded for B2 validating for the last name on loan documentation & Photo ID, verified & entered in system - Resolved. - Due Diligence Vendor-10/19/2023 Ready for Review-Document Uploaded. - Seller-10/18/2023 Open-Last Name for B2 provided does not match last name on loan documentation. Please provide proof of name change. - Due Diligence Vendor-10/17/2023	Ready for Review-Document Uploaded. - Seller-10/18/2023	Resolved-Signature Affidavit uploaded for B2 validating for the last name on loan documentation & Photo ID, verified & entered in system - Resolved. - Due Diligence Vendor-10/19/2023	AFFIDAVIT.pdf			MA	Primary Residence	Purchase	NA	1216140	N/A	N/A
XXXX	242NQM209	Resolved-The loan meets HPML guidelines. - Due Diligence Vendor-11/14/2023

Rescinded-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower, pg 308
The loan meets HPML guidelines, rescinded.
- Due Diligence Vendor-10/13/2023	Resolved-The loan meets HPML guidelines. - Due Diligence Vendor-11/14/2023

 Rescinded-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower, pg 308
The loan meets HPML guidelines, rescinded.
 - Due Diligence Vendor-10/13/2023

								CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1210202	N/A	N/A
XXXX	242NQM209	Resolved-The loan meets HPML guidelines. - Due Diligence Vendor-11/14/2023

Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower, pg 308
The loan meets HPML guidelines, rescinded.
- Due Diligence Vendor-10/13/2023	Resolved-The loan meets HPML guidelines. - Due Diligence Vendor-11/14/2023

 Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower, pg 308
The loan meets HPML guidelines, rescinded.
 - Due Diligence Vendor-10/13/2023

								CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1210200	N/A	N/A
XXXX	242NQM209	Resolved-The Initial 1003 is Present - Due Diligence Vendor-11/13/2023 Resolved-The Initial 1003 is Present - Due Diligence Vendor-10/21/2023 Ready for Review-Document Uploaded. - Seller-10/19/2023 Open-The Initial 1003 is Missing Provide updated Initial 1003 with Loan Originator Signature, Missing in File - Due Diligence Vendor-10/13/2023	Ready for Review-Document Uploaded. - Seller-10/19/2023	Resolved-The Initial 1003 is Present - Due Diligence Vendor-11/13/2023 Resolved-The Initial 1003 is Present - Due Diligence Vendor-10/21/2023	LO sign.pdf			CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1210001	N/A	N/A
XXXX	242NQM209	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-11/13/2023 Ready for Review-Document Uploaded. - Seller-11/09/2023 Open-TRID: Missing Closing Disclosure Provide PCCD with Certified Stamp or Seal required for Dry Funding State, Subject Property is CA - Due Diligence Vendor-10/13/2023	Ready for Review-Document Uploaded. - Seller-11/09/2023	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-11/13/2023	XXXX			CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1210133	N/A	N/A
XXXX	242NQM209	Resolved-Borrower 1 IRS Transcripts for the years 2020 & 2021 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/20/2023 Resolved-Borrower 1 IRS Transcripts Provided - Due Diligence Vendor-10/20/2023 Ready for Review-Document Uploaded. - Seller-10/19/2023 Open-Please provide transcripts reflecting the income period reviewed. B1's tax transcripts are pending from file - Due Diligence Vendor-10/18/2023	Ready for Review-Document Uploaded. - Seller-10/19/2023	Resolved-Borrower 1 IRS Transcripts for the years 2020 & 2021 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/20/2023 Resolved-Borrower 1 IRS Transcripts Provided - Due Diligence Vendor-10/20/2023	Transcripts.pdf 2022 Transcipts.pdf			CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1220172	N/A	N/A
XXXX	242NQM428	Resolved-TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 852 and the Final Closing disclosure on Pg#’s 520 reflects escrows. Rate lock date was entered correctly – see Pg#’s 868 An interior and exterior appraisal was completed for this property – see pg 20 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s 955 , and copy of the appraisal was given to the borrower – see Pg#’s 954 for the copy of the disclosure. The loan meets HPML guidelines. Resolved. - Due Diligence Vendor-12/01/2023

Rescinded-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-12/01/2023	Resolved-TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 852 and the Final Closing disclosure on Pg#’s 520 reflects escrows. Rate lock date was entered correctly – see Pg#’s 868 An interior and exterior appraisal was completed for this property – see pg 20 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s 955 , and copy of the appraisal was given to the borrower – see Pg#’s 954 for the copy of the disclosure. The loan meets HPML guidelines. Resolved. - Due Diligence Vendor-12/01/2023

 Rescinded-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.  - Due Diligence Vendor-12/01/2023

								CA	Primary Residence	Purchase	NA	1212940	N/A	N/A
XXXX	242NQM428	Resolved-TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 852 and the Final Closing disclosure on Pg#’s 520 reflects escrows. Rate lock date was entered correctly – see Pg#’s 868 An interior and exterior appraisal was completed for this property – see pg 20 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s 955 , and copy of the appraisal was given to the borrower – see Pg#’s 954 for the copy of the disclosure. The loan meets HPML guidelines. Resolved. - Due Diligence Vendor-12/01/2023

Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-12/01/2023	Resolved-TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 852 and the Final Closing disclosure on Pg#’s 520 reflects escrows. Rate lock date was entered correctly – see Pg#’s 868 An interior and exterior appraisal was completed for this property – see pg 20 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s 955 , and copy of the appraisal was given to the borrower – see Pg#’s 954 for the copy of the disclosure. The loan meets HPML guidelines. Resolved. - Due Diligence Vendor-12/01/2023

 Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-12/01/2023

								CA	Primary Residence	Purchase	NA	1212938	N/A	N/A
XXXX	242NQM428	Resolved-Borrower 1 YTD Profit & Loss Provided - Due Diligence Vendor-12/01/2023 Resolved-Borrower 1 YTD Profit & Loss Provided Updated P&L statement uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/30/2023 Ready for Review-Document Uploaded. Please see attached. - Seller-11/29/2023 Open-Borrower 1 YTD Profit & Loss Missing The Business P&L on 851 is missing the dates. Please provide updated P&L statement reflecting 12 months as per guidelines. - Due Diligence Vendor-10/30/2023	Ready for Review-Document Uploaded. Please see attached. - Seller-11/29/2023	Resolved-Borrower 1 YTD Profit & Loss Provided - Due Diligence Vendor-12/01/2023 Resolved-Borrower 1 YTD Profit & Loss Provided Updated P&L statement uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/30/2023	XXXX			CA	Primary Residence	Purchase	NA	1236291	N/A	N/A
XXXX	242NQM428	Resolved-Updated Income WS uploaded, the actual calculation is Net Income $4999525 - $736301 = $4263224 / 12 months average = Calculated income is $355268.66, but in uploaded WS it is $355277 which is just $8.33 difference. Anyway Qualified income from 1003 & 1008 the lower income of $39484 - Resolved. - Due Diligence Vendor-11/03/2023

Resolved-Updated Income WS uploaded, the actual calculation is Net Income $4999525 - $736301 = $4263224 / 12 months average = Calculated income is $355268.66, but in uploaded WS it is $355277 which is just $8.33 difference. Anyway Qualified income from 1003 & 1008 the lower income of $39484 - Resolved. - Due Diligence Vendor-11/03/2023

Ready for Review-Document Uploaded.  - Seller-11/02/2023

Open-Per P&L doc pg-851, the borrower's ross income is $4,999,525 with expenses of $736,301 and a net operating income of $4,263,224. The income calculation sheet has expenses considered in the amount of $4,263,324 with Net Income $736,201. Manual calculation according to P&L is $35,268.66 which is more than 10% variance of income mentioned in 1003 pg-1281 $39,484. Please provide updated income calculation sheet.  - Due Diligence Vendor-10/30/2023

Open-Per P&L doc pg-851, the borrower's ross income is $4,999,525 with expenses of $736,301 and a net operating income of $4,263,224. The income calculation sheet has expenses considered in the amount of $4,263,324 with Net Income $736,201. Manual calculation according to P&L is $35,268.66 which is more than 10% variance of income mentioned in 1003 pg-1281 $39,484. Please advise - Due Diligence Vendor-10/18/2023	Ready for Review-Document Uploaded. - Seller-11/02/2023	Resolved-Updated Income WS uploaded, the actual calculation is Net Income $4999525 - $736301 = $4263224 / 12 months average = Calculated income is $355268.66, but in uploaded WS it is $355277 which is just $8.33 difference. Anyway Qualified income from 1003 & 1008 the lower income of $39484 - Resolved. - Due Diligence Vendor-11/03/2023

 Resolved-Updated Income WS uploaded, the actual calculation is Net Income $4999525 - $736301 = $4263224 / 12 months average = Calculated income is $355268.66, but in uploaded WS it is $355277 which is just $8.33 difference. Anyway Qualified income from 1003 & 1008 the lower income of $39484 - Resolved. - Due Diligence Vendor-11/03/2023

					XXXX			CA	Primary Residence	Purchase	NA	1220192	N/A	N/A
XXXX	242NQM428	Resolved-PCCD received, CE elevated - resolved - Due Diligence Vendor-10/26/2023 Ready for Review-Document Uploaded. - Seller-10/25/2023 Open-TRID: Missing Closing Disclosure Request to provide Post Closing Disclosure as the subject property is in dry fund state CA. - Due Diligence Vendor-10/16/2023	Ready for Review-Document Uploaded. - Seller-10/25/2023	Resolved-PCCD received, CE elevated - resolved - Due Diligence Vendor-10/26/2023	XXXX			CA	Primary Residence	Purchase	NA	1212944	N/A	N/A
XXXX	242NQM106	Resolved- - Due Diligence Vendor-10/20/2023

Ready for Review-Document Uploaded. COC for Fee Changes - Seller-10/19/2023

		Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $6,375.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Request to provide COC dated 09/25 in which Points fee and Broker fee increase from $0 to $2,375 and $15,000 to $19,000 respectively - Due Diligence Vendor-10/15/2023	Ready for Review-Document Uploaded. COC for Fee Changes - Seller-10/19/2023	Resolved- - Due Diligence Vendor-10/20/2023	XXXX			NJ	Primary Residence	Refinance	Cash Out - Other	1212569	N/A	N/A
XXXX	242NQM905	Resolved-TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 349 and the Final Closing disclosure on Pg#’s 184 reflects escrows. Rate lock date was entered correctly – see Pg#’s 371. An interior and exterior appraisal was completed for this property – see pg 44 , the appraisal disclosure was provided to the borrower(s)- and copy of the appraisal was given to the borrower – see Pg#’s 501-502 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-01/11/2024

Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower, pg 501
The loan meets HPML guidelines, rescinded.
- Due Diligence Vendor-10/13/2023	Resolved-TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 349 and the Final Closing disclosure on Pg#’s 184 reflects escrows. Rate lock date was entered correctly – see Pg#’s 371. An interior and exterior appraisal was completed for this property – see pg 44 , the appraisal disclosure was provided to the borrower(s)- and copy of the appraisal was given to the borrower – see Pg#’s 501-502 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-01/11/2024

 Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower, pg 501
The loan meets HPML guidelines, rescinded.
 - Due Diligence Vendor-10/13/2023

								FL	Primary Residence	Refinance	Cash Out - Other	1210009	N/A	N/A
XXXX	242NQM905	Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/13/2023 Ready for Review-Document Uploaded. - Seller-11/10/2023 Open-The 1008 document is missing from the loan file. Request to provide updated 1008 doc with correct Property type as the appraisal shows property type as PUD whereas in provided in provided 1008 pg-634 shows property type as Single Family detached. - Due Diligence Vendor-10/13/2023	Ready for Review-Document Uploaded. - Seller-11/10/2023	Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/13/2023	XXXX			FL	Primary Residence	Refinance	Cash Out - Other	1209815	N/A	N/A
XXXX	242NQM905	Resolved-Updated Deed of Trust Pg: 2 uploaded verifying checked with PUD & PUD Rider available in other finding, verified & entered in system - Resolved. - Due Diligence Vendor-01/11/2024 Resolved-The Deed of Trust is Present and Complete - Due Diligence Vendor-01/11/2024 Ready for Review-Document Uploaded. - Seller-01/10/2024 Open-The Deed of Trust is Incomplete Per the appraisal the property type is PUD. The mortgage has a PUD rider however PUD rider is not checked on page 2 of the mortgage. Please provide a corrected mortgage document. - Due Diligence Vendor-01/10/2024	Ready for Review-Document Uploaded. - Seller-01/10/2024	Resolved-Updated Deed of Trust Pg: 2 uploaded verifying checked with PUD & PUD Rider available in other finding, verified & entered in system - Resolved. - Due Diligence Vendor-01/11/2024 Resolved-The Deed of Trust is Present and Complete - Due Diligence Vendor-01/11/2024	XXXX			FL	Primary Residence	Refinance	Cash Out - Other	1365974	N/A	N/A
XXXX	242NQM905	Resolved-Executed PUD riders pages for this transaction has been received. Resolved. - Due Diligence Vendor-01/10/2024 Ready for Review-Document Uploaded. - Seller-01/08/2024 Counter-The Deed of Trust is missing the checked box for the PUD Rider and the file is missing the PUD Rider as per appraisal. - Due Diligence Vendor-12/14/2023 Ready for Review-Document Uploaded. - Seller-11/10/2023 Open-Request to provide PUD Rider which is Missing in file, as Appraisal doc is reflecting the property type as PUD. - Due Diligence Vendor-10/13/2023	Ready for Review-Document Uploaded. - Seller-01/08/2024 Ready for Review-Document Uploaded. - Seller-11/10/2023	Resolved-Executed PUD riders pages for this transaction has been received. Resolved. - Due Diligence Vendor-01/10/2024	XXXX			FL	Primary Residence	Refinance	Cash Out - Other	1210021	N/A	N/A
XXXX	242NQM905	Resolved-The Initial 1003 is Present - Due Diligence Vendor-12/07/2023
Ready for Review-Document Uploaded.  - Seller-12/04/2023
Counter- The initial LE was provided on XXXX3 prior to the 1003 provided dated XXXX. The initial LE is supposed to be issued within 3 business days of the application. Please confirm this is the initial 1003. - Due Diligence Vendor-11/16/2023
Ready for Review-Document Uploaded.  - Seller-11/14/2023
Counter-Please provide the 1003 issued to the borrower from the lender for this primary residence refinance that is subject to TRID testing. - Due Diligence Vendor-11/14/2023
Ready for Review-Document Uploaded.  - Seller-11/10/2023
		Open-The Initial 1003 is Missing Request to provide initial 1003. Provided 1003 on pg-598 borrower signed on XXXX and LO signed on XXXX, where as Housing council, initial LE provided onXXXX. - Due Diligence Vendor-10/13/2023	Ready for Review-Document Uploaded. - Seller-12/04/2023 Ready for Review-Document Uploaded. - Seller-11/14/2023 Ready for Review-Document Uploaded. - Seller-11/10/2023	Resolved-The Initial 1003 is Present - Due Diligence Vendor-12/07/2023	XXXX			FL	Primary Residence	Refinance	Cash Out - Other	1209800	N/A	N/A
XXXX	242NQM107	Resolved-Bank Statement uploaded verifying XXXX account #XXXX of $XXXX, verified & entered in system - Resolved. - Due Diligence Vendor-10/20/2023 Ready for Review-Document Uploaded. - Seller-10/19/2023 Open-Final 1003 reflecting XXXX account #XXXX of $XXXX missing statement to verify the same. - Due Diligence Vendor-10/19/2023	Ready for Review-Document Uploaded. - Seller-10/19/2023	Resolved-Bank Statement uploaded verifying XXXX account #XXXX of $XXXX, verified & entered in system - Resolved. - Due Diligence Vendor-10/20/2023	XXXX			SC	Investment	Refinance	No Cash Out - Borrower Initiated	1222661	N/A	N/A
XXXX	242NQM419	Resolved-Borrower 2 Credit Report is not missing. - Due Diligence Vendor-12/15/2023 Resolved-New Note in file. - Due Diligence Vendor-12/15/2023 Ready for Review-uploaded - Seller-12/14/2023 Counter-Note is executed as individual by 2nd borrower. Please have Note corrected or provide 2nd borrower application. - Due Diligence Vendor-10/24/2023 Ready for Review-This is an incorrect finding. Borrowers wife is only on Title and in the Trust. - Seller-10/20/2023 Open-Borrower 2 Credit Report is Missing. - Due Diligence Vendor-10/19/2023	Ready for Review-uploaded - Seller-12/14/2023 Ready for Review-This is an incorrect finding. Borrowers wife is only on Title and in the Trust. - Seller-10/20/2023	Resolved-Borrower 2 Credit Report is not missing. - Due Diligence Vendor-12/15/2023 Resolved-New Note in file. - Due Diligence Vendor-12/15/2023				CA	Primary Residence	Refinance	Cash Out - Other	1222741	N/A	N/A
XXXX	242NQM419	Resolved- - Due Diligence Vendor-12/15/2023

Open-This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from  12 CFR §226.18(d)(1) )The finance charge is $591,338.87. The disclosed finance charge of  $59,272.87 is not considered accurate because it is understated by more than $100. - Due Diligence Vendor-12/15/2023

Ready for Review-Document Uploaded. Erica your numbers are wrong. So, it's hard to understand what you are looking for. Please see we pass.
 - Seller-12/14/2023

		Open-This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $591,763.87. The disclosed finance charge of $59,272.87 is not considered accurate because it is understated by more than $100. - Due Diligence Vendor-10/25/2023	Ready for Review-Document Uploaded. XXXX your numbers are wrong. So, it's hard to understand what you are looking for. Please see we pass. - Seller-12/14/2023	Resolved- - Due Diligence Vendor-12/15/2023	Mavent Pass.jpg			CA	Primary Residence	Refinance	Cash Out - Other	1231292	N/A	N/A
XXXX	242NQM419	Resolved- - Due Diligence Vendor-12/15/2023

Open-This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from  12 CFR §226.23(h) )The finance charge is $591,338.87. The disclosed finance charge of $59,272.87 is not considered accurate for purposes of rescission because it is understated by more than $35. - Due Diligence Vendor-12/15/2023

Ready for Review-Document Uploaded.  - Seller-12/14/2023

		Open-This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )The finance charge is $591,763.87. The disclosed finance charge of $59,272.87 is not considered accurate for purposes of rescission because it is understated by more than $35. - Due Diligence Vendor-10/25/2023	Ready for Review-Document Uploaded. - Seller-12/14/2023	Resolved- - Due Diligence Vendor-12/15/2023	Mavent Pass.jpg			CA	Primary Residence	Refinance	Cash Out - Other	1231293	N/A	N/A
XXXX	242NQM419	Resolved-The Final 1003 is Present - Due Diligence Vendor-12/15/2023

Resolved-New Note in file. Resolved.  - Due Diligence Vendor-12/15/2023

Ready for Review-uploaded - Seller-12/14/2023

Counter-Note is executed as individual by 2nd borrower. Please have Note corrected or provide 2nd borrower application. - Due Diligence Vendor-10/24/2023

Ready for Review-Wife is only Title Settlor. She has to sign DEED and Note. She is not on the loan. - Seller-10/20/2023

Open-The Note is signed by 2 borrowers in a Trust. The Final 1003 is Missing. The Co-borrower signed the Note, however there is not an Initial / Final 1003 for the co-borrower. Borrower 1 Final 1003 shows as Individual, not joint. - Due Diligence Vendor-10/19/2023

		Open-The Final 1003 is Missing The Co-borrower signed the Note, however there is not an Initial / Final 1003 for the co-borrower. Borrower 1 Final 1003 shows as Individual, not joint. - Due Diligence Vendor-10/19/2023	Ready for Review-uploaded - Seller-12/14/2023 Ready for Review-Wife is only Title XXXX. She has to sign DEED and Note. She is not on the loan. - Seller-10/20/2023	Resolved-The Final 1003 is Present - Due Diligence Vendor-12/15/2023 Resolved-New Note in file. Resolved. - Due Diligence Vendor-12/15/2023				CA	Primary Residence	Refinance	Cash Out - Other	1222686	N/A	N/A
XXXX	242NQM419	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-12/15/2023

Resolved-New Note in file. Resolved.  - Due Diligence Vendor-12/15/2023

Ready for Review-uploaded - Seller-12/14/2023

Counter-Note is executed as individual by 2nd borrower. Please have Note corrected or provide 2nd borrower application. - Due Diligence Vendor-10/24/2023

Ready for Review-Incorrect finding. Only 1 borrower on the loan. - Seller-10/20/2023

		Open-The 1008 document is missing from the loan file. The 1008 only shows income and DTI for 1 borrower. Please provide updated 1008. - Due Diligence Vendor-10/19/2023	Ready for Review-uploaded - Seller-12/14/2023 Ready for Review-Incorrect finding. Only 1 borrower on the loan. - Seller-10/20/2023	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-12/15/2023 Resolved-New Note in file. Resolved. - Due Diligence Vendor-12/15/2023				CA	Primary Residence	Refinance	Cash Out - Other	1222793	N/A	N/A
XXXX	242NQM419	Resolved-New Note uploaded. - Due Diligence Vendor-12/15/2023 Ready for Review-Document Uploaded. - Seller-12/14/2023 Counter-Note is executed as individual by 2nd borrower. Please have Note corrected or provide 2nd borrower application. - Due Diligence Vendor-10/24/2023 Ready for Review-Wife is not on the loan. This is an incorrect finding. - Seller-10/20/2023 Open-The identification and citizenship for the co=borrower is not in the file. Please provide. - Due Diligence Vendor-10/19/2023	Ready for Review-Document Uploaded. - Seller-12/14/2023 Ready for Review-Wife is not on the loan. This is an incorrect finding. - Seller-10/20/2023	Resolved-New Note uploaded. - Due Diligence Vendor-12/15/2023	note.pdf			CA	Primary Residence	Refinance	Cash Out - Other	1222700	N/A	N/A
XXXX	242NQM419	Resolved-Lender approval form has been uploaded. Resolved. - Due Diligence Vendor-12/15/2023 Ready for Review-uploaded - Seller-12/14/2023 Counter-Note is executed as individual by 2nd borrower. Please have Note corrected or provide 2nd borrower application. - Due Diligence Vendor-10/24/2023 Ready for Review-Document Uploaded. - Seller-10/20/2023 Open-Request to provide Lender Approval Form. - Due Diligence Vendor-10/16/2023	Ready for Review-uploaded - Seller-12/14/2023 Ready for Review-Document Uploaded. - Seller-10/20/2023	Resolved-Lender approval form has been uploaded. Resolved. - Due Diligence Vendor-12/15/2023	nanq.jpg			CA	Primary Residence	Refinance	Cash Out - Other	1212990	N/A	N/A
XXXX	242NQM419	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-10/25/2023 Ready for Review-Document Uploaded. - Seller-10/23/2023 Open-TRID: Missing Closing Disclosure Provide post-consummation closing disclosure, since it is required for LSM Dry Fund States (Subject State is CA). - Due Diligence Vendor-10/16/2023	Ready for Review-Document Uploaded. - Seller-10/23/2023	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-10/25/2023	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	1213065	N/A	N/A
XXXX	242NQM426	Resolved-The Final 1003 is Present - Due Diligence Vendor-11/20/2023
Resolved-The client has confirmed the non borrower spouse signed as a Trustee but is not a borrower on this transaction. - Due Diligence Vendor-11/13/2023
Ready for Review-XXXXX  in a non-borrowing spouse. He only signed the legal documents as required as Trustee of the XXXX Family Trust.  - Seller-11/09/2023
		Open-The Final 1003 is Missing The Note is signed by 2 borrowers in a Trust. The Final 1003 is Missing. The Co-borrower signed the Note, however there is not an Initial / Final 1003 for the co-borrower. Borrower 1 Final 1003 shows as Individual, not joint. - Due Diligence Vendor-10/19/2023	XXXX	Resolved-The Final 1003 is Present - Due Diligence Vendor-11/20/2023 Resolved-The client has confirmed the non borrower spouse signed as a Trustee but is not a borrower on this transaction. - Due Diligence Vendor-11/13/2023				NV	Primary Residence	Refinance	Cash Out - Other	1223096	N/A	N/A
XXXX	242NQM426	Resolved-Borrower 2 Credit Report is not missing. - Due Diligence Vendor-11/13/2023
Resolved-Clarification has been received regarding the borrower's spouse signing as a trustee of the family trust. Confirmed on the Note that the borrowers spouse signed as an individual and trustee of the family trust. Rescinded. - Due Diligence Vendor-11/13/2023
Ready for Review-XXXX is a non-borrowing spouse.  He only signed the documents as required as the Trustee of the XXXX Family Trust. - Seller-11/09/2023
		Open-Borrower 2 Credit Report is Missing. The Note is signed by 2 borrowers in a Trust. Borrower 2 Credit Report is Missing. - Due Diligence Vendor-10/19/2023	XXX	Resolved-Borrower 2 Credit Report is not missing. - Due Diligence Vendor-11/13/2023 Resolved-Clarification has been received regarding the borrower's spouse signing as a trustee of the family trust. Confirmed on the Note that the borrowers spouse signed as an individual and trustee of the family trust. Rescinded. - Due Diligence Vendor-11/13/2023				NV	Primary Residence	Refinance	Cash Out - Other	1223121	N/A	N/A
XXXX	242NQM426	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/13/2023
Resolved-The 1008 document is present in the loan file. Clarification has been received regarding the borrower's spouse signing as a trustee of the family trust. Confirmed on the Note the the borrowers spouse signed as an individual and trustee of the family trust. Rescinded. - Due Diligence Vendor-11/13/2023
Resolved-The client has confirmed the non borrower spouse signed as a Trustee but is not a borrower on this transaction.  - Due Diligence Vendor-11/13/2023
Ready for Review-XXXX in a non-borrowing spouse. He only signed the legal documents as required as Trustee of the XXXX Family Trust.  - Seller-11/10/2023
Open-Note is executed as individual by 2nd borrower. Please have Note corrected or provide 2nd borrower application. - Due Diligence Vendor-10/24/2023
		Open-The 1008 document is missing from the loan file. The 1008 only shows information for 1 borrower. Please provide updated 1008. - Due Diligence Vendor-10/19/2023	XXXX	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/13/2023 Resolved-The 1008 document is present in the loan file. Clarification has been received regarding the borrower's spouse signing as a trustee of the family trust. Confirmed on the Note the the borrowers spouse signed as an individual and trustee of the family trust. Rescinded. - Due Diligence Vendor-11/13/2023 Resolved-The client has confirmed the non borrower spouse signed as a Trustee but is not a borrower on this transaction. - Due Diligence Vendor-11/13/2023				NV	Primary Residence	Refinance	Cash Out - Other	1223112	N/A	N/A
XXXX	242NQM426	Resolved-Clarification has been received regarding the borrower's spouse signing as a trustee of the family trust. Confirmed on the Note that the borrowers spouse signed as an individual and trustee of the family trust. Rescinded. - Due Diligence Vendor-11/13/2023 Ready for Review-XXXX in a non-borrowing spouse. He only signed the legal documents as required as Trustee of the XXXX Family Trust. - Seller-11/09/2023 Open-The identification and citizenship for the co=borrower is not in the file. Please provide. - Due Diligence Vendor-10/19/2023	XXX	Resolved-Clarification has been received regarding the borrower's spouse signing as a trustee of the family trust. Confirmed on the Note that the borrowers spouse signed as an individual and trustee of the family trust. Rescinded. - Due Diligence Vendor-11/13/2023				NV	Primary Residence	Refinance	Cash Out - Other	1223132	N/A	N/A
XXXX	242NQM426	Resolved-received SPL - resolved - Due Diligence Vendor-10/24/2023 Ready for Review-Document Uploaded. - Seller-10/23/2023 Open-Request to Service Provider List which is missing in file. - Due Diligence Vendor-10/17/2023	Ready for Review-Document Uploaded. - Seller-10/23/2023	Resolved-received SPL - resolved - Due Diligence Vendor-10/24/2023	SSPL XXXX.pdf			NV	Primary Residence	Refinance	Cash Out - Other	1215383	N/A	N/A
XXXX	242NQM426	Resolved-In the absence of the Replacement cost on the appraisal per Due Diligence re-review the insurance, Coverage Amount - Hazard Insurance of $XXXX covers Required Coverage Amount of $XXXX - Resolved. - Due Diligence Vendor-10/24/2023 Ready for Review-Document Uploaded. - Seller-10/23/2023 Open-Request to provide Replacement Cost Estimator which is missing in file (Appraisal not reflecting RCE value). - Due Diligence Vendor-10/17/2023	Ready for Review-Document Uploaded. - Seller-10/23/2023	Resolved-In the absence of the Replacement cost on the appraisal per Due Diligence re-review the insurance, Coverage Amount - Hazard Insurance of $XXXX covers Required Coverage Amount of $XXXX - Resolved. - Due Diligence Vendor-10/24/2023	HOI and invoice XXXX.pdf			NV	Primary Residence	Refinance	Cash Out - Other	1215415	N/A	N/A
XXXX	242NQM426	Resolved-Previous policy covering note date uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/24/2023 Ready for Review-Document Uploaded. - Seller-10/23/2023 Open-Hazard Insurance Effective Date of XXXXX is after the Note Date of XXXX Request to provide Old HOI which is expired or getting expired since the provided HOI doc policy dates XXXX are after one month of closing date XXXX. - Due Diligence Vendor-10/17/2023	Ready for Review-Document Uploaded. - Seller-10/23/2023	Resolved-Previous policy covering note date uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/24/2023	HOI and invoice 98630.pdf			NV	Primary Residence	Refinance	Cash Out - Other	1215340	N/A	N/A
XXXX	242NQM426	Resolved-Lender Loan Approval Uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/23/2023 Ready for Review-Document Uploaded. - Seller-10/20/2023 Open-Request to provide Lender Approval Form which is Missing in file. - Due Diligence Vendor-10/17/2023	Ready for Review-Document Uploaded. - Seller-10/20/2023	Resolved-Lender Loan Approval Uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/23/2023	Loan approval.pdf			NV	Primary Residence	Refinance	Cash Out - Other	1215566	N/A	N/A
XXXX	242NQM440	Resolved-This loan failed the per diem interest amount test due to the per diem iao $XXXX charged on the final CD. The Per Diem was reduced to XXXX on the PCCD. The PCCD report is elevated, resolved. - Due Diligence Vendor-10/20/2023
Rescinded-Updated data points and PCCD.  Finding rescinded. - Due Diligence Vendor-10/16/2023
Rescinded-This loan failed the per diem interest amount test. (CA Bus. Prof. Code §2948.5)The per diem interest amount charged on the loan XXXX) exceeds the per diem interest charge or credit threshold ($XXXX).PLEASE NOTE: An additional $1 buffer was not included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page. - Due Diligence Vendor-10/16/2023	Resolved-This loan failed the per diem interest amount test due to the per diem iao $XXXX charged on the final CD. The Per Diem was reduced XXXX on the PCCD. The PCCD report is elevated, resolved. - Due Diligence Vendor-10/20/2023
 Rescinded-Updated data points and PCCD.  Finding rescinded. - Due Diligence Vendor-10/16/2023
 Rescinded-This loan failed the per diem interest amount test. (CA Bus. Prof. Code §2948.5)The per diem interest amount charged on the loan XXXX) exceeds the per diem interest charge or credit threshold ($XXXX).PLEASE NOTE: An additional $1 buffer was not included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page. - Due Diligence Vendor-10/16/2023
								CA	Primary Residence	Purchase	NA	1212922	N/A	N/A
XXXX	242NQM440	Rescinded-This loan failed the per diem interest amount test due to the per diem iao $2,644.04 charged on the final CD. The Per Diem was reduced to 2,455.18 on the PCCD. The PCCD report is elevated, resolved. - Due Diligence Vendor-10/20/2023

Rescinded-Updated data points and PCCD.  Finding rescinded. - Due Diligence Vendor-10/16/2023

Rescinded-This loan failed the per diem interest amount test. (CA Bus. Prof. Code §2948.5)The per diem interest amount charged on the loan ($2,644.04) exceeds the per diem interest charge or credit threshold ($2,549.61).PLEASE NOTE: An additional $1 buffer was not included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page. - Due Diligence Vendor-10/16/2023	Rescinded-This loan failed the per diem interest amount test due to the per diem iao $2,644.04 charged on the final CD. The Per Diem was reduced to 2,455.18 on the PCCD. The PCCD report is elevated, resolved. - Due Diligence Vendor-10/20/2023

 Rescinded-Updated data points and PCCD.  Finding rescinded. - Due Diligence Vendor-10/16/2023

 Rescinded-This loan failed the per diem interest amount test. (CA Bus. Prof. Code §2948.5)The per diem interest amount charged on the loan ($2,644.04) exceeds the per diem interest charge or credit threshold ($2,549.61).PLEASE NOTE: An additional $1 buffer was not included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page. - Due Diligence Vendor-10/16/2023

								CA	Primary Residence	Purchase	NA	1212923	N/A	N/A
XXXX	242NQM110	Resolved-Updated appraisal provided, corrected appraisal showing Tenant. Verified & entered in system - Resolved. - Due Diligence Vendor-10/26/2023 Ready for Review-Document Uploaded. Please see corrected appraisal showing Tenant. - Seller-10/25/2023 Open-Appraisal states subject property is Owner Occupied which does not match Final 1003 that reflects Borrower Primary Residence is XXXX. Please provide Appraisal addendum with explanation. - Due Diligence Vendor-10/20/2023	Ready for Review-Document Uploaded. Please see corrected appraisal showing Tenant. - Seller-10/25/2023	Resolved-Updated appraisal provided, corrected appraisal showing Tenant. Verified & entered in system - Resolved. - Due Diligence Vendor-10/26/2023	XXXX			TX	Investment	Refinance	Cash Out - Other	1224118	N/A	N/A
XXXX	242NQM110	Resolved-In the absence of the Replacement cost on the appraisal per Due Diligence re-review the insurance, Coverage Amount - Hazard Insurance of $XXXX covers Required Coverage Amount of $XXXX. - Due Diligence Vendor-10/23/2023 Ready for Review-Document Uploaded. Hi XXXX, can you please explain why you are asking for RCE? The policy have a $XXXX coverage. It already covers the loan amount. I have highlighted the coverage amount for you. - Seller-10/20/2023 Open-Please provide Replacement Cost Estimate. - Due Diligence Vendor-10/16/2023	Ready for Review-Document Uploaded. Hi XXXX, can you please explain why you are asking for RCE? The policy have a $520,000 coverage. It already covers the loan amount. I have highlighted the coverage amount for you. - Seller-10/20/2023	Resolved-In the absence of the Replacement cost on the appraisal per Due Diligence re-review the insurance, Coverage Amount - Hazard Insurance of $XXXX covers Required Coverage Amount of $XXXX. - Due Diligence Vendor-10/23/2023	Insurance.pdf			TX	Investment	Refinance	Cash Out - Other	1213089	N/A	N/A
XXXX	242NQM095	Resolved-Verified Original HOA of $XXXX + Special Reserve Assessment of $XXXX = HOA verified $XXXX. Verified & entered in system - Resolved. - Due Diligence Vendor-10/26/2023
Ready for Review-HOA payment includes $XXXX regular payment, plus $XXXX special assessment for $XXXX total. - Seller-10/25/2023
Ready for Review-Document Uploaded.  - Seller-10/25/2023
		Open-HOA Fee difference exsits between validated HOA and documents Please provide clarification on the HOA Dues. Per Appraisal, HOA Fee = $XXXX per month. 1008 reflects $XXX in payment schedule and $XXX in UW comments and HOA Questionnaire reflects additional assessment of $XXXX or $XXXX per month for 180 months. - Due Diligence Vendor-10/23/2023	Ready for Review-HOA payment includes $XXXX regular payment, plus $XXXX special assessment for $XXXX total. - Seller-10/25/2023 Ready for Review-Document Uploaded. - Seller-10/25/2023	Resolved-Verified Original HOA of $350 + Special Reserve Assessment of $53.18 = HOA verified $403.18. Verified & entered in system - Resolved. - Due Diligence Vendor-10/26/2023	XXXX			NV	Primary Residence	Purchase	NA	1227123	N/A	N/A
XXXX	242NQM095	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-10/25/2023 Ready for Review-Document Uploaded. - Seller-10/23/2023 Open-TRID: Missing Closing Disclosure Property is in (NV) dry funding state. Provide PCCD. - Due Diligence Vendor-10/19/2023	Ready for Review-Document Uploaded. - Seller-10/23/2023	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-10/25/2023	XXXX			NV	Primary Residence	Purchase	NA	1221777	N/A	N/A
XXXX	242NQM095	Resolved-Title Document is fully Present Title Document (Final Title Policy) for subject property uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/24/2023 Ready for Review-Document Uploaded. - Seller-10/23/2023 Open-Title Document is missing Title Commitment and/or Final Title Policy is missing from file. Please provide. - Due Diligence Vendor-10/19/2023	Ready for Review-Document Uploaded. - Seller-10/23/2023	Resolved-Title Document is fully Present Title Document (Final Title Policy) for subject property uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/24/2023	FINAL TITLE POLICY.pdf			NV	Primary Residence	Purchase	NA	1221697	N/A	N/A
XXXX	242NQM095	Resolved-Purchase Contract for subject property uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/24/2023 Ready for Review-Document Uploaded. - Seller-10/23/2023 Open-Missing Purchase Contract - Due Diligence Vendor-10/19/2023	Ready for Review-Document Uploaded. - Seller-10/23/2023	Resolved-Purchase Contract for subject property uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/24/2023	PURCHASE CONTRACTS.pdf			NV	Primary Residence	Purchase	NA	1221778	N/A	N/A
XXXX	242NQM221	Waived-Exception approved for reserves. Required 6 months reserves, approved for 5 months. - Due Diligence Vendor-11/14/2023
Ready for Review-Document Uploaded. Document Uploaded.  - Seller-11/10/2023
Counter-Per the provided Final CD, the borrower is to bring $78,264.6 to close. Including the additional 6 months of required reserves, the additional $26,713.20 increases the required funds to $104,977.8. The statements for XXX accounts ending XXXX net $102,111.59 in assets available for reserves - Due Diligence Vendor-10/31/2023
Ready for Review-can you provide break down?
 - Seller-10/27/2023
		Open-Audited Reserves of 5.36 month(s) are less than Guideline Required Reserves of 6 month(s) Request to provide additional assets to meet Reserves requirement. Our current asset calculation conforms to the 1008 but the provided assets in file covers 5.36 month, whereas per guidelines require 6 months of reserves. - Due Diligence Vendor-10/19/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-11/10/2023 Ready for Review-can you provide break down? - Seller-10/27/2023	Waived-Exception approved for reserves. Required 6 months reserves, approved for 5 months. - Due Diligence Vendor-11/14/2023	XXXX		1. Residual income at least $8,000 a month. Actual residual income per diligence screen $9,164.23 2. Per VOR on file, borrower has no lates and is 0X30X60 with no payment shock.	FL	Primary Residence	Purchase	NA	1221694	Originator Post-Close	Yes
XXXX	242NQM221	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 285 and the Final Closing disclosure on Pg#’s 168 reflects escrows. Rate lock date was entered correctly – see Pg#’s 302. An interior and exterior appraisal was completed for this property – see pg 29 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s 391 , and copy of the appraisal was given to the borrower – see Pg#’s 390 for the copy of the disclosure. The loan meets HPML guidelines

 - Due Diligence Vendor-11/15/2023

Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower, pg 390
The loan meets HPML guidelines, rescinded.
- Due Diligence Vendor-10/19/2023	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 285 and the Final Closing disclosure on Pg#’s 168 reflects escrows. Rate lock date was entered correctly – see Pg#’s 302. An interior and exterior appraisal was completed for this property – see pg 29 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s 391 , and copy of the appraisal was given to the borrower – see Pg#’s 390 for the copy of the disclosure. The loan meets HPML guidelines

 - Due Diligence Vendor-11/15/2023

 Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower, pg 390
The loan meets HPML guidelines, rescinded.
 - Due Diligence Vendor-10/19/2023

					image.png			FL	Primary Residence	Purchase	NA	1221680	N/A	N/A
XXXX	242NQM221	Resolved-The client provided an updated 1008 with the DTI updated to match the lender approval in the loan package on page 336. 1008 page updated, resolved. The difference with tape data is under 1%. - Due Diligence Vendor-11/14/2023

Ready for Review-Document Uploaded.  - Seller-11/10/2023

Open-Thank you for confirming the borrower's ITIN status. Pertaining to the Loan Approval request, can you please provide an updated approval with the DTIs reflecting the 1008 values? - Due Diligence Vendor-10/31/2023

Ready for Review-why is this being asked for? this borrower is not ITIN?  - Seller-10/30/2023

		Open-Request to provide updated Lender Approval Form with correct HTI , DTI and ITIN selection. - Due Diligence Vendor-10/19/2023	Ready for Review-Document Uploaded. - Seller-11/10/2023 Ready for Review-why is this being asked for? this borrower is not ITIN? - Seller-10/30/2023	Resolved-The client provided an updated 1008 with the DTI updated to match the lender approval in the loan package on page 336. 1008 page updated, resolved. The difference with tape data is under 1%. - Due Diligence Vendor-11/14/2023	XXXX			FL	Primary Residence	Purchase	NA	1221742	N/A	N/A
XXXX	242NQM235	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-10/30/2023 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-10/27/2023 Ready for Review-Document Uploaded. - Seller-10/27/2023 Open-The 1008 document is missing from the loan file. Request to provide updated 1008 with Correct Hazard premium amount as all final document shows $178.59. whereas 1008 shows $183.17. - Due Diligence Vendor-10/19/2023	Ready for Review-Document Uploaded. - Seller-10/27/2023	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-10/30/2023 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-10/27/2023	XXXX			CO	Primary Residence	Refinance	Cash Out - Other	1221714	N/A	N/A
XXXX	242NQM235	Resolved-Per HPML cert provided the lender has acknowledged that this is a higher priced transaction. Resolved. - Due Diligence Vendor-10/30/2023

Ready for Review-Document Uploaded.  - Seller-10/27/2023

		Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-10/27/2023	Ready for Review-Document Uploaded. - Seller-10/27/2023	Resolved-Per HPML cert provided the lender has acknowledged that this is a higher priced transaction. Resolved. - Due Diligence Vendor-10/30/2023	HPML cerT.jpg			CO	Primary Residence	Refinance	Cash Out - Other	1234902	N/A	N/A
XXXX	242NQM235	Resolved-received Program info snippet - resolved - Due Diligence Vendor-10/30/2023 Ready for Review-Document Uploaded. - Seller-10/27/2023 Counter-Please provide the NanQ loan program snippet. - Due Diligence Vendor-10/27/2023 Ready for Review-what is needed here? - Seller-10/26/2023 Open-Loan program is missing however considered grade XXX matrix dated ofXXXX. - Due Diligence Vendor-10/19/2023	Ready for Review-Document Uploaded. - Seller-10/27/2023 Ready for Review-what is needed here? - Seller-10/26/2023	Resolved-received Program info snippet - resolved - Due Diligence Vendor-10/30/2023	NANQ.pdf			CO	Primary Residence	Refinance	Cash Out - Other	1221723	N/A	N/A
XXXX	242NQM235	Resolved-Initial CD received and updated to review. CE report is elevated, resolved. - Due Diligence Vendor-10/27/2023 Ready for Review-Document Uploaded. - Seller-10/26/2023 Open-TRID: Missing Closing Disclosure Initial Closing Disclosure is missing in file. . - Due Diligence Vendor-10/19/2023	Ready for Review-Document Uploaded. - Seller-10/26/2023	Resolved-Initial CD received and updated to review. CE report is elevated, resolved. - Due Diligence Vendor-10/27/2023	intial cd.pdf			CO	Primary Residence	Refinance	Cash Out - Other	1221715	N/A	N/A
XXXX	242NQM112	Resolved-received PCCD, CE elevated - resolved - Due Diligence Vendor-10/27/2023 Ready for Review-Document Uploaded. - Seller-10/26/2023 Open-TRID: Missing Closing Disclosure Subject is in DRY State -CA, Please provide PCCD - Due Diligence Vendor-10/19/2023	Ready for Review-Document Uploaded. - Seller-10/26/2023	Resolved-received PCCD, CE elevated - resolved - Due Diligence Vendor-10/27/2023	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	1221865	N/A	N/A
XXXX	242NQM274	Resolved-The 1008 document is present in the loan file. Corrected 1008 received, resolved. - Due Diligence Vendor-10/30/2023 Ready for Review-Document Uploaded. - Seller-10/27/2023 Open-The 1008 document is missing from the loan file. Escrows (T&I) marked Yes but there is an Escrow Waiver in file. Please provide updated 1008. - Due Diligence Vendor-10/19/2023	Ready for Review-Document Uploaded. - Seller-10/27/2023	Resolved-The 1008 document is present in the loan file. Corrected 1008 received, resolved. - Due Diligence Vendor-10/30/2023	XXXX			CA	Primary Residence	Purchase	NA	1221871	N/A	N/A
XXXX	242NQM238	Resolved-PCCD received, CE minimal - resolved - Due Diligence Vendor-10/26/2023 Ready for Review-Document Uploaded. - Seller-10/25/2023 Open-TRID: Missing Closing Disclosure Request you to provide the Post Closing Disclosure document as it is mandatory for LSM dry funding state CA. - Due Diligence Vendor-10/19/2023	Ready for Review-Document Uploaded. - Seller-10/25/2023	Resolved-PCCD received, CE minimal - resolved - Due Diligence Vendor-10/26/2023	XXXX			CA	Primary Residence	Purchase	NA	1221817	N/A	N/A
XXXX	242NQM228	Resolved-received copies of cancelled rent checks - resolved - Due Diligence Vendor-11/02/2023 Ready for Review-Document Uploaded. Cancelled rent checks for VOR - Seller-11/01/2023 Open-Missing verification of rent. - Due Diligence Vendor-11/01/2023	Ready for Review-Document Uploaded. Cancelled rent checks for VOR - Seller-11/01/2023	Resolved-received copies of cancelled rent checks - resolved - Due Diligence Vendor-11/02/2023	XXXX			MA	Primary Residence	Purchase	NA	1239679	N/A	N/A
XXXX	242NQM228	Resolved-Hazard Insurance Effective Date of XXXX is prior to or equal to the Note Date of XXXX Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-11/01/2023
Resolved-Hazard Insurance Effective Date of XXXX is prior to or equal to the Note Date of XXXX Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-10/31/2023
Resolved-Evidence of HOI issued to the borrower (HOI binder) received, resolved.  - Due Diligence Vendor-10/31/2023
Ready for Review-Document Uploaded.  - Seller-10/27/2023
Counter-Clarification has been received regarding the policy date. Confirmed the disbursement date of this loan is XXXX which is also the policy start date.. However the document provided is addressed to XXXX and the premium is iao $XXXX whereas the premium on the evidence of HOI in the loan package is $XXXX. Please provide the evidence of HOI policy issued to the borrower. - Due Diligence Vendor-10/26/2023
Resolved-HOI with correct dates received - resolved - Due Diligence Vendor-10/26/2023
Ready for Review-Document Uploaded. Purchase transaction with disbursement date of XXXX. Attached documentation supports HOI effective date of XXXX. - Seller-10/25/2023
		Open-Hazard Insurance Effective Date of XXXX is after the Note Date of XXXX Request to provide Old HOI doc which expired to rescind the finding as it says Effective Date of XX-XX-XXXX is after the Note Date of XXXX. - Due Diligence Vendor-10/20/2023	XXX	Resolved-Hazard Insurance Effective Date of XXXX is prior to or equal to the Note Date ofXXXX Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-11/01/2023 Resolved-Hazard Insurance Effective Date of XXXX is prior to or equal to the Note Date ofXXXX Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-10/31/2023 Resolved-Evidence of HOI issued to the borrower (HOI binder) received, resolved. - Due Diligence Vendor-10/31/2023 Resolved-HOI with correct dates received - resolved - Due Diligence Vendor-10/26/2023	XXXX			MA	Primary Residence	Purchase	NA	1223632	N/A	N/A
XXXX	242NQM228	Resolved-Updated & most recent bank statement XXX Uploaded, verified & entered in system. Audited Reserves of 10.94 months are greater than or equal to Guideline Required Reserves of 6 months - Resolved. - Due Diligence Vendor-10/27/2023
Resolved-Audited Reserves of 10.94 month(s) are greater than or equal to Guideline Required Reserves of 6 month(s) - Due Diligence Vendor-10/27/2023
Ready for Review-Document Uploaded.  - Seller-10/27/2023
		Open-Audited Reserves of month(s) are less than Guideline Required Reserves of 6 month(s) Please provide VOD for XXX acct #XXXX which was ordered on 9/19/23 per Escrow instruction page 365. The required reserves 6 months(as per guidelines) as the available assets provided in file calculates 0 reserves. - Due Diligence Vendor-10/20/2023	Ready for Review-Document Uploaded. - Seller-10/27/2023	Resolved-Updated & most recent bank statement XXXX #XXXX uploaded, verified & entered in system. Audited Reserves of 10.94 months are greater than or equal to Guideline Required Reserves of 6 months - Resolved. - Due Diligence Vendor-10/27/2023 Resolved-Audited Reserves of 10.94 month(s) are greater than or equal to Guideline Required Reserves of 6 month(s) - Due Diligence Vendor-10/27/2023	XXXX			MA	Primary Residence	Purchase	NA	1223775	N/A	N/A
XXXX	242NQM228	Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/27/2023 Ready for Review-Document Uploaded. - Seller-10/27/2023 Open-The 1008 document is missing from the loan file. Request to provide updated 1008 with correct Property type, 1008 shows PUD appraisal does not -and correct fico. Provided qualifying Fico in 1008 is not matching with credit after selecting either Lowest Mid Score or Primary Wage Earner as Qualifying Fico method. - Due Diligence Vendor-10/20/2023	Ready for Review-Document Uploaded. - Seller-10/27/2023	Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/27/2023	XXXX			MA	Primary Residence	Purchase	NA	1223793	N/A	N/A
XXXX	242NQM228	Resolved-Updated Lender Loan Approval Form uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/30/2023 Ready for Review-Document Uploaded. - Seller-10/27/2023 Open-Provide updated Lender Loan Approval Form with corrected FICO of XXXX XXXX Credit Report & updated 1008. - Due Diligence Vendor-10/27/2023	Ready for Review-Document Uploaded. - Seller-10/27/2023	Resolved-Updated Lender Loan Approval Form uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/30/2023	XXXX			MA	Primary Residence	Purchase	NA	1233965	N/A	N/A
XXXX	242NQM227	Resolved-XXXX GL, XXX DOC: Business cash flow analysis to confirm that the withdrawal of funds for this transaction will not have a negative impact on the business uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/30/2023 Ready for Review-Document Uploaded. - Seller-10/27/2023 Open-Borrower using business funds for closing requirement, Please provide LOX for utilizing business will have any impact on business. - Due Diligence Vendor-10/20/2023	Ready for Review-Document Uploaded. - Seller-10/27/2023	Resolved-XXXX GL, Full DOC: Business cash flow analysis to confirm that the withdrawal of funds for this transaction will not have a negative impact on the business uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/30/2023	XXXX			NV	Primary Residence	Purchase	NA	1223840	N/A	N/A
XXXX	242NQM227	Resolved-In the absence of the Replacement cost on the appraisal per Due Diligence re-review the insurance, Coverage Amount - Hazard Insurance of $XXXX covers Required Coverage Amount of $XXXX - Resolved. - Due Diligence Vendor-10/26/2023
Ready for Review-Please revisit based on the following:  Appraised value: $XXXX - $135,000.00 Site Value (land per appraisal) = $XXXX.  Insurance Dwelling Coverage is $XXXX + $66,000.00 Dwelling Replacement Cost Coverage = $XXXXXin Total Coverage.   Loan amount is only $XXXX.  This would be sufficient coverage.  - Seller-10/25/2023
		Open- RCE missing from file and Total Estimate of Cast New is missing from appraisal. Please provide - Due Diligence Vendor-10/20/2023	XXXX	Resolved-In the absence of the Replacement cost on the appraisal per Due Diligence re-review the insurance, Coverage Amount - Hazard Insurance of XXXX) covers Required Coverage Amount of $XXXX - Resolved. - Due Diligence Vendor-10/26/2023				NV	Primary Residence	Purchase	NA	1223540	N/A	N/A
XXXX	242NQM268	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 517 and the Final Closing disclosure on Pg#’s 320 reflects escrows. Rate lock date was entered correctly – see Pg#’s 524 An interior and exterior appraisal was completed for this property – see pg 24 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s 552 , and copy of the appraisal was given to the borrower – see Pg#’s 294 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-11/13/2023

Rescinded-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is escrowing.
An interior and exterior appraisal was completed for this property.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower.
The loan meets HPML Guidelines. HPML Lender Certification is in Page #523
- Due Diligence Vendor-10/23/2023	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 517 and the Final Closing disclosure on Pg#’s 320 reflects escrows. Rate lock date was entered correctly – see Pg#’s 524 An interior and exterior appraisal was completed for this property – see pg 24 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s 552 , and copy of the appraisal was given to the borrower – see Pg#’s 294 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-11/13/2023

 Rescinded-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is escrowing.
An interior and exterior appraisal was completed for this property.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower.
The loan meets HPML Guidelines. HPML Lender Certification is in Page #523
 - Due Diligence Vendor-10/23/2023

								CA	Primary Residence	Purchase	NA	1225563	N/A	N/A
XXXX	242NQM268	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 517 and the Final Closing disclosure on Pg#’s 320 reflects escrows. Rate lock date was entered correctly – see Pg#’s 524 An interior and exterior appraisal was completed for this property – see pg 24 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s 552 , and copy of the appraisal was given to the borrower – see Pg#’s 294 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-11/13/2023

Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 517 and the Final Closing disclosure on Pg#’s 320 reflects escrows. Rate lock date was entered correctly – see Pg#’s 524 An interior and exterior appraisal was completed for this property – see pg 24 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s 552 , and copy of the appraisal was given to the borrower – see Pg#’s 294 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-11/13/2023	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 517 and the Final Closing disclosure on Pg#’s 320 reflects escrows. Rate lock date was entered correctly – see Pg#’s 524 An interior and exterior appraisal was completed for this property – see pg 24 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s 552 , and copy of the appraisal was given to the borrower – see Pg#’s 294 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-11/13/2023

 Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing,  escrow disclosures and loan information is on Pg#’s 517 and the Final Closing disclosure on Pg#’s 320 reflects escrows. Rate lock date was entered correctly – see Pg#’s 524 An interior and exterior appraisal was completed for this property – see pg 24 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s 552 , and copy of the appraisal was given to the borrower – see Pg#’s 294 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-11/13/2023

								CA	Primary Residence	Purchase	NA	1225561	N/A	N/A
XXXX	242NQM268	Resolved-The Final 1003 is Present - Due Diligence Vendor-11/10/2023

Resolved-received 1003 with corrected items - resolved - Due Diligence Vendor-10/31/2023

Ready for Review-Document Uploaded.  - Seller-10/31/2023

		Open-The Final 1003 is Missing Please provide updated 1003 with completed Ethnicity, Race, Gender selections for both borrowers. Additionally, in Section 5b of both Borrower 1003, , Question M, Have you declared bankruptcy within the past 7 years is answered as No. Per documents in file (page 221) Chapter 7 Bankruptcy was filed for 9/23/2019 and recorded 9/24/2019. This would fall within the 7 years in question. Please include corrected Section 5b for both Borrowers. - Due Diligence Vendor-10/23/2023	Ready for Review-Document Uploaded. - Seller-10/31/2023	Resolved-The Final 1003 is Present - Due Diligence Vendor-11/10/2023 Resolved-received 1003 with corrected items - resolved - Due Diligence Vendor-10/31/2023	final 1003.pdf			CA	Primary Residence	Purchase	NA	1225434	N/A	N/A
XXXX	242NQM268	Resolved-Corrected PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-11/10/2023

Ready for Review-Document Uploaded.  - Seller-11/07/2023

Open-Please provide a Change of Circumstance for the fee that was added on to the PCCD in Section B for $43.89. This fee was not listed on any other CD.  - Due Diligence Vendor-11/06/2023

		Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $43.89.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-11/06/2023	Ready for Review-Document Uploaded. - Seller-11/07/2023	Resolved-Corrected PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-11/10/2023	XXXX			CA	Primary Residence	Purchase	NA	1247153	N/A	N/A
XXXX	242NQM268	Resolved-Post Close CD updated to review. - Due Diligence Vendor-11/06/2023 Resolved- - Due Diligence Vendor-11/06/2023 Ready for Review-Document Uploaded. - Seller-11/02/2023 Open-TRID: Missing Closing Disclosure Please provide Post Closing Disclosure as the subject property is in dry fund state CA. - Due Diligence Vendor-10/23/2023	Ready for Review-Document Uploaded. - Seller-11/02/2023	Resolved-Post Close CD updated to review. - Due Diligence Vendor-11/06/2023	XXXX			CA	Primary Residence	Purchase	NA	1225612	N/A	N/A
XXXX	242NQM219	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-10/27/2023

Resolved-Confirmed on the property report on page 481 of the loan package that the borrower is a vested joint tenant with their spouse at the primary residence documented on the final 1003. Current mortgage statements for August and September 2023 are in the loan package. Confirmed in the GLs that borrowers without a complete 12 month housing history are allowed. - Due Diligence Vendor-10/26/2023

Ready for Review-Document Uploaded. So, the borrower both owns a primary and has no payment history as the mortgage is in the borrower’s spouse only. It would be incorrect to state she doesn’t own the property when public records indicate she is part owner of the real estate. And, furthermore, without a payment history the borrower would need 5% of her own funds which she had 20% of her own funds.  - Seller-10/26/2023

		Open-Housing History Does Not Meet Guideline Requirements please confirm housing history. Borrower checked "owned" on final 1008 but there is LOX stating it is her husband's property and mortgage statement in his name. need verification of 12 months housing history. - Due Diligence Vendor-10/25/2023	Ready for Review-Document Uploaded. So, the borrower both owns a primary and has no payment history as the mortgage is in the borrower’s spouse only. It would be incorrect to state she doesn’t own the property when public records indicate she is part owner of the real estate. And, furthermore, without a payment history the borrower would need 5% of her own funds which she had 20% of her own funds. - Seller-10/26/2023	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-10/27/2023 Resolved-Confirmed on the property report on page 481 of the loan package that the borrower is a vested joint tenant with their spouse at the primary residence documented on the final 1003. Current mortgage statements for August and September 2023 are in the loan package. Confirmed in the GLs that borrowers without a complete 12 month housing history are allowed. - Due Diligence Vendor-10/26/2023	GL.png			VA	Primary Residence	Purchase	NA	1231031	N/A	N/A
XXXX	242NQM259	Resolved-The Initial 1003 is Present - Due Diligence Vendor-10/26/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-10/26/2023 Open-The Initial 1003 is Missing Loan Originator Sign & Date missing in Initial 1003. - Due Diligence Vendor-10/24/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-10/26/2023	Resolved-The Initial 1003 is Present - Due Diligence Vendor-10/26/2023	lo sig.pdf			GA	Primary Residence	Purchase	NA	1227511	N/A	N/A
XXXX	242NQM259	Resolved-received proof of rental paid - resolved - Due Diligence Vendor-10/26/2023 Ready for Review-Document Uploaded. - Seller-10/26/2023 Open-Missing VOR, please provide.. - Due Diligence Vendor-10/25/2023	Ready for Review-Document Uploaded. - Seller-10/26/2023	Resolved-received proof of rental paid - resolved - Due Diligence Vendor-10/26/2023	VOR.pdf			GA	Primary Residence	Purchase	NA	1231209	N/A	N/A
XXXX	242NQM259	Resolved-Hazard Insurance Effective Date of XXXX is prior to or equal to the Note Date of XXXX Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-10/26/2023 Ready for Review-Document Uploaded. - Seller-10/26/2023 Open-Hazard Insurance Effective Date of XXXX is after the Note Date of XXXX Hazard Insurance Effective Date of XXXX is after the Note and disbursement date Date of XXXX. please provide a corrected insurance policy. - Due Diligence Vendor-10/25/2023	Ready for Review-Document Uploaded. - Seller-10/26/2023	Resolved-Hazard Insurance Effective Date of XXXXis prior to or equal to the Note Date of XXXX Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-10/26/2023	EOI.pdf			GA	Primary Residence	Purchase	NA	1225678	N/A	N/A
XXXX	242NQM232	Resolved-HPML - TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower per page 364.
The HPML lender certification page #329.
The loan meets HPML guidelines - Due Diligence Vendor-11/10/2023

Rescinded-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML - TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower per page 364.
The loan meets HPML guidelines"
State based finding, The HPML lender certification page #329. - Due Diligence Vendor-11/10/2023	Resolved-HPML - TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower per page 364.
The HPML lender certification page #329.
The loan meets HPML guidelines - Due Diligence Vendor-11/10/2023

 Rescinded-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML - TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower per page 364.
The loan meets HPML guidelines"
State based finding, The HPML lender certification page #329. - Due Diligence Vendor-11/10/2023

								CA	Primary Residence	Purchase	NA	1225708	N/A	N/A
XXXX	242NQM232	Resolved-HPML - TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower per page 364.

The loan meets HPML guidelines"
The HPML lender certification page #329.
The loan meets HPML guidelines - Due Diligence Vendor-11/10/2023

Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML - TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower per page 364.

The loan meets HPML guidelines"
The HPML lender certification page #329.
The loan meets HPML guidelines - Due Diligence Vendor-11/10/2023	Resolved-HPML - TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower per page 364.

The loan meets HPML guidelines"
The HPML lender certification page #329.
The loan meets HPML guidelines - Due Diligence Vendor-11/10/2023

 Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML - TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower per page 364.

The loan meets HPML guidelines"
The HPML lender certification page #329.
The loan meets HPML guidelines - Due Diligence Vendor-11/10/2023

								CA	Primary Residence	Purchase	NA	1225706	N/A	N/A
XXXX	242NQM232	Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/09/2023 Ready for Review-Document Uploaded. - Seller-11/08/2023 Open-The 1008 document is missing from the loan file. Request you to provide the updated 1008 as there is a difference income and DTI, Final 1003 showing $6145.58 income, whereas 1008 showing $7280. DTI showing in loan program page #394 27.42/28.89%, but in 1008 we have 23.14/24.35%, hence need clarification on this. - Due Diligence Vendor-10/23/2023	Ready for Review-Document Uploaded. - Seller-11/08/2023	Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/09/2023	final 1008.pdf			CA	Primary Residence	Purchase	NA	1225732	N/A	N/A
XXXX	242NQM232	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-10/29/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-10/26/2023 Open-TRID: Missing Closing Disclosure Request you to provide the Post Closing Disclosure document, as it is mandatory for LSM dry funding state CA. - Due Diligence Vendor-10/23/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-10/26/2023	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-10/29/2023	XXXX			CA	Primary Residence	Purchase	NA	1225742	N/A	N/A
XXXX	242NQM272	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 314 and the Final Closing disclosure on Pg#’s 191 reflects escrows. Rate lock date is N/A. An interior and exterior appraisal was completed for this property – see pg 17 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s 380 , and copy of the appraisal was given to the borrower – see Pg#’s 380 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-11/22/2023

Rescinded-TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower, pg 380
The loan meets HPML guidelines, rescinded.
 - Due Diligence Vendor-11/08/2023

Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-10/26/2023	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 314 and the Final Closing disclosure on Pg#’s 191 reflects escrows. Rate lock date is N/A. An interior and exterior appraisal was completed for this property – see pg 17 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s 380 , and copy of the appraisal was given to the borrower – see Pg#’s 380 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-11/22/2023

 Rescinded-TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower, pg 380
The loan meets HPML guidelines, rescinded.
 - Due Diligence Vendor-11/08/2023

								GA	Primary Residence	Purchase	NA	1233345	N/A	N/A
XXXX	242NQM272	Resolved- - Due Diligence Vendor-11/21/2023
Ready for Review-The initials + initial LE were generated XXX, but not signed by both the borrower and LO until XXXX- which is within the 3-day period. Please advise! - Seller-11/16/2023
Counter-The Initial 1003 is Missing The initial LE was issued on XXXX. However the date the LO signature is dated XXXX. There is no disclosure tracking in file to confirm the application date.  - Due Diligence Vendor-10/27/2023
Resolved-The Initial 1003 is Present - Due Diligence Vendor-10/26/2023
Ready for Review-Document Uploaded.  - Seller-10/26/2023
		Open-The Initial 1003 is Missing - Due Diligence Vendor-10/24/2023	Ready for Review-The initials + initial LE were generatedXXXX, but not signed by both the borrower and LO until XXXX- which is within the 3-day period. Please advise! - Seller-11/16/2023 Ready for Review-Document Uploaded. - Seller-10/26/2023	Resolved- - Due Diligence Vendor-11/21/2023 Resolved-The Initial 1003 is Present - Due Diligence Vendor-10/26/2023	1003.pdf			GA	Primary Residence	Purchase	NA	1227688	N/A	N/A
XXXX	242NQM272	Resolved-COC form received and updated to review, CE report is elevated, resolved. - Due Diligence Vendor-11/21/2023

Ready for Review-Document Uploaded.  - Seller-11/20/2023

Open-This loan failed the reimbursement amount validation test due to the points fee that increased from $2,363 to $2,430 on the initial CD dated 10/9/2023 without a valid Change of Circumstance Form. There is no evidence of reimbursement in file. Please upload the COC form, or to cure upload refund check iao $67, PCCD, LOE, and POD shipping envelope. - Due Diligence Vendor-11/07/2023

		Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-10/26/2023	Ready for Review-Document Uploaded. - Seller-11/20/2023	Resolved-COC form received and updated to review, CE report is elevated, resolved. - Due Diligence Vendor-11/21/2023	XXXX			GA	Primary Residence	Purchase	NA	1233347	N/A	N/A
XXXX	242NQM272	Resolved-COC form received and updated to review, CE report is elevated, resolved. - Due Diligence Vendor-11/21/2023

Ready for Review-Document Uploaded.  - Seller-11/20/2023

Open-This loan failed the closing or reimbursement date validation test due to the points fee that increased from $2,363 to $2,430 on the initial CD dated 10/9/2023 without a valid Change of Circumstance Form. There is no evidence of reimbursement in file. Please upload the COC form, or to cure upload refund check iao $67, PCCD, LOE, and POD shipping envelope. - Due Diligence Vendor-11/07/2023

		Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-10/26/2023	Ready for Review-Document Uploaded. - Seller-11/20/2023	Resolved-COC form received and updated to review, CE report is elevated, resolved. - Due Diligence Vendor-11/21/2023	XXXX			GA	Primary Residence	Purchase	NA	1233348	N/A	N/A
XXXX	242NQM272	Resolved-COC form received and updated to review, CE report is elevated, resolved. - Due Diligence Vendor-11/21/2023

Ready for Review-Document Uploaded.  - Seller-11/20/2023

Open-This loan failed the charges that cannot increase test due to the points fee that increased from $2,363 to $2,430 on the initial CD dated 10/9/2023 without a valid Change of Circumstance Form. There is no evidence of reimbursement in file. Please upload the COC form, or to cure upload refund check iao $67, PCCD, LOE, and POD shipping envelope. - Due Diligence Vendor-11/07/2023

		Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $67.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-10/26/2023	Ready for Review-Document Uploaded. - Seller-11/20/2023	Resolved-COC form received and updated to review, CE report is elevated, resolved. - Due Diligence Vendor-11/21/2023	XXXX			GA	Primary Residence	Purchase	NA	1233349	N/A	N/A
XXXX	242NQM272	Resolved-LE received and updated to review, resolved. - Due Diligence Vendor-10/27/2023 Ready for Review-Document Uploaded. - Seller-10/26/2023 Open-Required Initial Loan estimate and also rate Locked loan estimate (If any Locked or revised LE), since we have only 2 Closing disclosures which are dated on XXXX pg#197 (considered as Initial CD) and Final CD pg#191 dated on XXXX. Also required Evidence of rate lock or Locked LE. - Due Diligence Vendor-10/24/2023	Ready for Review-Document Uploaded. - Seller-10/26/2023	Resolved-LE received and updated to review, resolved. - Due Diligence Vendor-10/27/2023	LE.pdf			GA	Primary Residence	Purchase	NA	1227767	N/A	N/A
XXXX	242NQM415	Resolved-The Final 1003 is uploaded with correct loan originator org info. Hence resolved - Due Diligence Vendor-12/15/2023 Ready for Review-Document Uploaded. - Seller-12/14/2023 Open-The Final 1003 is Missing Request to provide updated 1003 as per 1003 #XXXX the Loan Originator Organization is XXXX and NMLS ID XXXX is not matching with XXXX #XXXX, XXXX #XXXX and XXXX #XXXX Loan Originator Organization is XXX and NMLS ID XXXX - Due Diligence Vendor-10/23/2023	Ready for Review-Document Uploaded. - Seller-12/14/2023	Resolved-The Final 1003 is uploaded with correct loan originator org info. Hence resolved - Due Diligence Vendor-12/15/2023	XXXX			GA	Primary Residence	Purchase	NA	1225699	N/A	N/A
XXXX	242NQM415	Resolved-Updated Supportive document Gift letter and Receipts for gift amount $XXXX & $XXXX.Hence finding resolved. - Due Diligence Vendor-12/14/2023
Ready for Review-Document Uploaded.  - Seller-12/13/2023
Open-Provided Gift Letter by the Donor on pages 325-326 (Document Classification file.pdf) indicates borrower received total of $XXXX in Gift towards purchase of the subject home whereas unable to determine or locate the proof of funds being deposited in the borrower's account.

As per final 1003, on page 735 under section- 4D the funds in the amount $XXXX were deposited towards the borrower's bank account but unable to determine the same.

		Request to provide copy of donor's bank statement or wire proof of the funds being received by the borrower. - Due Diligence Vendor-10/26/2023	Ready for Review-Document Uploaded. - Seller-12/13/2023	Resolved-Updated Supportive document Gift letter and Receipts for gift amount $XXXX & $XXXX.Hence finding resolved. - Due Diligence Vendor-12/14/2023	XXXX			GA	Primary Residence	Purchase	NA	1231860	N/A	N/A
XXXX	242NQM415	Resolved-Borrower 2 Executed 4506-T uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/27/2023 Resolved-Borrower 2 Executed 4506-T Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-10/27/2023 Ready for Review-Document Uploaded. - Seller-10/26/2023 Open-Borrower 2 Executed 4506-T Missing Request to provided 4506-T Missing for borrower 2 as it is missing in file - Due Diligence Vendor-10/23/2023	Ready for Review-Document Uploaded. - Seller-10/26/2023	Resolved-Borrower 2 Executed 4506-T uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/27/2023 Resolved-Borrower 2 Executed 4506-T Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-10/27/2023	XXXX			GA	Primary Residence	Purchase	NA	1225646	N/A	N/A
XXXX	242NQM443	Resolved-The Initial 1003 is Present - Due Diligence Vendor-10/30/2023 Ready for Review-Document Uploaded. - Seller-10/27/2023 Open-Required initial 1003 with Loan officer signature and date. - Due Diligence Vendor-10/23/2023	Ready for Review-Document Uploaded. - Seller-10/27/2023	Resolved-The Initial 1003 is Present - Due Diligence Vendor-10/30/2023	XXXX			CT	Primary Residence	Purchase	NA	1225814	N/A	N/A
XXXX	242NQM435	Resolved-With the uploaded document & In the HOI doc provided in file for the primary residence verified as Free & Clear, mortgage clause is mentioned as None, and the property is verified to be Free & clear - Resolved. - Due Diligence Vendor-11/17/2023
Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-11/17/2023
Ready for Review-Document Uploaded. Hi XXXX, per our UW - There is no VOM as there is no mortgage on current primary as it is free and clear . see below.   Please advise what do you mean by not meeting housing history, nothing in the guidelines is stating borrowers need to have a mortgage to meet housing history . Borrower home is free and clear.  - Seller-11/16/2023
		Open-Housing History Does Not Meet Guideline Requirements As per guidelines 12 months housing history is required. There is not evidence of 12 months housing history in file. Please provide VOM. - Due Diligence Vendor-11/15/2023	Ready for Review-Document Uploaded. Hi XXX, per our UW - There is no VOM as there is no mortgage on current primary as it is free and clear . see below. Please advise what do you mean by not meeting housing history, nothing in the guidelines is stating borrowers need to have a mortgage to meet housing history . Borrower home is free and clear. - Seller-11/16/2023	Resolved-With the uploaded document & In the HOI doc provided in file for the primary residence verified as Free & Clear, mortgage clause is mentioned as None, and the property is verified to be Free & clear - Resolved. - Due Diligence Vendor-11/17/2023 Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-11/17/2023	screen shot from UW.pdf			TX	Primary Residence	Purchase	NA	1263713	N/A	N/A
XXXX	242NQM435	Resolved-Updated lender approval form with corrected HTI & DTI as per updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/14/2023 Ready for Review-Document Uploaded. Please see attached. - Seller-11/13/2023 Open-Provide updated lender approval form with corrected HTI & DTI as per updated 1008. - Due Diligence Vendor-11/13/2023	Ready for Review-Document Uploaded. Please see attached. - Seller-11/13/2023	Resolved-Updated lender approval form with corrected HTI & DTI as per updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/14/2023	Program Information.pdf			TX	Primary Residence	Purchase	NA	1258239	N/A	N/A
XXXX	242NQM435	Resolved-Updated 1008 & 1003 uploaded with corrected taxes, verified & entered in system - DTI Discrepancy Resolved. - Due Diligence Vendor-11/13/2023 Ready for Review-Document Uploaded. Please see updated 1008 & 1003 with corrected tax amount. - Seller-11/10/2023 Open-Discrepancy in HTI is due to Tax amount. As per Tax cert pg-391 Annually tax amount is $7,074.36/12 = $589.53 where as U/W used $794.33 as monthly tax amount for DTI and HTI calculations. Please provide tax documentation to reflect the tax value on the value listed on the 1003 and 1008 - Due Diligence Vendor-10/24/2023	Ready for Review-Document Uploaded. Please see updated 1008 & 1003 with corrected tax amount. - Seller-11/10/2023	Resolved-Updated 1008 & 1003 uploaded with corrected taxes, verified & entered in system - DTI Discrepancy Resolved. - Due Diligence Vendor-11/13/2023	final 1008.pdf updated 1003.pdf			TX	Primary Residence	Purchase	NA	1227724	N/A	N/A
XXXX	242NQM435	Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/13/2023 Ready for Review-Document Uploaded. Please see attached. - Seller-11/10/2023 Open-The 1008 document is missing from the loan file. Request to provide updated 1008 doc with correct Escrow selection (as the file has Escrow waiver doc on pg-287) and correct monthly Tax amount. - Due Diligence Vendor-10/24/2023	Ready for Review-Document Uploaded. Please see attached. - Seller-11/10/2023	Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/13/2023	final 1008.pdf			TX	Primary Residence	Purchase	NA	1227491	N/A	N/A
XXXX	242NQM277	Resolved-The Initial 1003 is Present - Due Diligence Vendor-10/28/2023 Ready for Review-Document Uploaded. - Seller-10/26/2023 Open-The Initial 1003 is Missing Loan Originator Sign & Date missing in Initial 1003. - Due Diligence Vendor-10/24/2023	Ready for Review-Document Uploaded. - Seller-10/26/2023	Resolved-The Initial 1003 is Present - Due Diligence Vendor-10/28/2023	LO SIGNATURE.pdf			FL	Primary Residence	Purchase	NA	1227474	N/A	N/A
XXXX	242NQM281	Resolved-received VOR for more than 12 months rent - resolved - Due Diligence Vendor-10/30/2023 Ready for Review-Document Uploaded. - Seller-10/27/2023 Open-Missing verification of rent - Due Diligence Vendor-10/27/2023	Ready for Review-Document Uploaded. - Seller-10/27/2023	Resolved-received VOR for more than 12 months rent - resolved - Due Diligence Vendor-10/30/2023	XXXX			FL	Primary Residence	Purchase	NA	1234187	N/A	N/A
XXXX	242NQM281	Resolved- - Due Diligence Vendor-10/27/2023

Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Lender acknowledged the loan is a HPML per signed HPML cert on page 341 " hence resolved. - Due Diligence Vendor-10/27/2023	Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Lender acknowledged the loan is a HPML per signed HPML cert on page 341 " hence resolved. - Due Diligence Vendor-10/27/2023

								FL	Primary Residence	Purchase	NA	1227692	N/A	N/A
XXXX	242NQM437	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-12/20/2023
Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-11/14/2023
Ready for Review-Document Uploaded. XXXX IM NOT SEEING THAT. PLEASE ADVISE - Seller-11/10/2023
Counter-Per review there is a broker cure in section H of the PCCD.  - Due Diligence Vendor-11/10/2023
Ready for Review-Document Uploaded.  - Seller-11/08/2023
Open-TRID: Missing Closing Disclosure Request to provide Post Closing Disclosure as the subject property is in dry fund state CA.
		- Due Diligence Vendor-10/26/2023	Ready for Review-Document Uploaded. XXXX IM NOT SEEING THAT. PLEASE ADVISE - Seller-11/10/2023 Ready for Review-Document Uploaded. - Seller-11/08/2023	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-12/20/2023 Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-11/14/2023	XXXX			CA	Primary Residence	Purchase	NA	1232057	N/A	N/A
XXXX	242NQM437	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 328 and the Final Closing disclosure on Pg#’s 145, reflects escrows. Rate lock date was entered correctly – see Pg#’s 389. An interior and exterior appraisal was completed for this property – see pg 21, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 366-367, and copy of the appraisal was given to the borrower – see Pg#’s 366-367 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-11/14/2023

Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is escrowing.
An interior and exterior appraisal was completed for this property.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower.
The loan meets HPML Guidelines. HPML Lender Certification is in Page #337
- Due Diligence Vendor-10/26/2023	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 328 and the Final Closing disclosure on Pg#’s 145, reflects escrows. Rate lock date was entered correctly – see Pg#’s 389. An interior and exterior appraisal was completed for this property – see pg 21, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 366-367, and copy of the appraisal was given to the borrower – see Pg#’s 366-367 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-11/14/2023

 Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is escrowing.
An interior and exterior appraisal was completed for this property.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower.
The loan meets HPML Guidelines. HPML Lender Certification is in Page #337
 - Due Diligence Vendor-10/26/2023

								CA	Primary Residence	Purchase	NA	1232047	N/A	N/A
XXXX	242NQM437	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 328 and the Final Closing disclosure on Pg#’s 145, reflects escrows. Rate lock date was entered correctly – see Pg#’s 389. An interior and exterior appraisal was completed for this property – see pg 21, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 366-367, and copy of the appraisal was given to the borrower – see Pg#’s 366-367 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-11/14/2023

Rescinded-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is escrowing.
An interior and exterior appraisal was completed for this property.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower.
The loan meets HPML Guidelines. HPML Lender Certification is in Page #337
- Due Diligence Vendor-10/26/2023	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 328 and the Final Closing disclosure on Pg#’s 145, reflects escrows. Rate lock date was entered correctly – see Pg#’s 389. An interior and exterior appraisal was completed for this property – see pg 21, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 366-367, and copy of the appraisal was given to the borrower – see Pg#’s 366-367 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-11/14/2023

 Rescinded-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is escrowing.
An interior and exterior appraisal was completed for this property.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower.
The loan meets HPML Guidelines. HPML Lender Certification is in Page #337
 - Due Diligence Vendor-10/26/2023

								CA	Primary Residence	Purchase	NA	1232048	N/A	N/A
XXXX	242NQM434	Resolved-Lender acknowledged loan is a HPML. HPML Lender Certification is in Page #517. resolved - Due Diligence Vendor-11/06/2023

Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Lender acknowledged loan is a HPML. HPML Lender Certification is in Page #517. resolved - Due Diligence Vendor-11/06/2023	Resolved-Lender acknowledged loan is a HPML. HPML Lender Certification is in Page #517. resolved - Due Diligence Vendor-11/06/2023

 Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Lender acknowledged loan is a HPML. HPML Lender Certification is in Page #517. resolved - Due Diligence Vendor-11/06/2023

								CA	Primary Residence	Purchase	NA	1233554	N/A	N/A
XXXX	242NQM434	Resolved-Lender acknowledged loan is a HPML. HPML Lender Certification is in Page #517. resolved - Due Diligence Vendor-11/06/2023

Rescinded-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Lender acknowledged loan is a HPML. HPML Lender Certification is in Page #517. resolved - Due Diligence Vendor-11/06/2023	Resolved-Lender acknowledged loan is a HPML. HPML Lender Certification is in Page #517. resolved - Due Diligence Vendor-11/06/2023

 Rescinded-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Lender acknowledged loan is a HPML. HPML Lender Certification is in Page #517. resolved - Due Diligence Vendor-11/06/2023

								CA	Primary Residence	Purchase	NA	1233558	N/A	N/A
XXXX	242NQM434	Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/03/2023 Ready for Review-Document Uploaded. - Seller-11/02/2023 Open-The 1008 document is missing from the loan file. Request to provide updated 1008 doc with correct P&I amount. P&I amount mentioned in 1008 is $XXXX used for calculation of HTI and DTI by U/W , where as per Note doc P&I amount is $XXXX. - Due Diligence Vendor-10/27/2023	Ready for Review-Document Uploaded. - Seller-11/02/2023	Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/03/2023	XXXX			CA	Primary Residence	Purchase	NA	1233538	N/A	N/A
XXXX	242NQM434	Resolved-received PCCD, CE elevated - resolved - Due Diligence Vendor-10/30/2023 Ready for Review-Document Uploaded. - Seller-10/27/2023 Open-TRID: Missing Closing Disclosure Request to provide Post Closing Disclosure as the subject property is in dry fund state CA. - Due Diligence Vendor-10/27/2023	Ready for Review-Document Uploaded. - Seller-10/27/2023	Resolved-received PCCD, CE elevated - resolved - Due Diligence Vendor-10/30/2023	XXXX			CA	Primary Residence	Purchase	NA	1233567	N/A	N/A
XXXX	242NQM284	Resolved-Final HUD uploaded. - Due Diligence Vendor-11/06/2023 Ready for Review-Document Uploaded. - Seller-11/03/2023 Counter-The document provided is a disbursement summary report. Please provide the final settlement statement. - Due Diligence Vendor-11/02/2023 Ready for Review-Document Uploaded. - Seller-10/31/2023 Open-Property is located in a dry funding state. Need a copy of final HUD. - Due Diligence Vendor-10/31/2023	Ready for Review-Document Uploaded. - Seller-11/03/2023 Ready for Review-Document Uploaded. - Seller-10/31/2023	Resolved-Final HUD uploaded. - Due Diligence Vendor-11/06/2023	FINAL.pdf ALTA Settlement Combined - Certified.pdf			CA	Investment	Purchase	NA	1238205	N/A	N/A
XXXX	242NQM245	Resolved-Audited Reserves of 9.27 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-11/22/2023

Resolved-Audited Reserves of 9.27 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-11/22/2023

Resolved-Audited Reserves of 9.27 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-11/16/2023

Resolved-Audited Reserves of 9.27 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-11/15/2023

Resolved-Audited Reserves of 9.27 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-11/15/2023

Ready for Review-Document Uploaded.  - Seller-11/13/2023

Counter-Per Program info on page 246 reserves required are 3 months, as calculated there are 2.89 months reserves meaning reserves are short by $286.40, please provide updated assets to cover 3 full months reserves or an approved Exception/ - Due Diligence Vendor-10/30/2023

Ready for Review-can you provide break down of what is missing please. - Seller-10/27/2023

Open-Audited Reserves of 2.89 month(s) are less than Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-10/25/2023	Ready for Review-Document Uploaded. - Seller-11/13/2023 Ready for Review-can you provide break down of what is missing please. - Seller-10/27/2023	Resolved-Audited Reserves of 9.27 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-11/22/2023

 Resolved-Audited Reserves of 9.27 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-11/22/2023

 Resolved-Audited Reserves of 9.27 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-11/16/2023

 Resolved-Audited Reserves of 9.27 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-11/15/2023

 Resolved-Audited Reserves of 9.27 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-11/15/2023

					VOD.pdf			UT	Investment	Refinance	No Cash Out - Borrower Initiated	1229770	N/A	N/A
XXXX	242NQM245	Resolved-LOE for security deposit for the lease agreement was paid to a Title Company uploaded along with evidence of 1st months rent uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/22/2023 Ready for Review-Document Uploaded. - Seller-11/21/2023 Open-DSCR Does Not Meet Guideline Requirement. The new lease was used for the DSCR and the 1st months rent is missing and the security deposit for the lease agreement was paid to a Title Company and not the borrower. Please provice evidence of 1st months rent. - Due Diligence Vendor-11/16/2023	Ready for Review-Document Uploaded. - Seller-11/21/2023	Resolved-LOE for security deposit for the lease agreement was paid to a Title Company uploaded along with evidence of 1st months rent uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/22/2023	XXXX			UT	Investment	Refinance	No Cash Out - Borrower Initiated	1265999	N/A	N/A
XXXX	242NQM441	Waived-Exception approved for XXXX market score 52% and for rural property at XXXX% LTV and STR - Due Diligence Vendor-12/12/2023
Ready for Review-Document Uploaded.  - Seller-12/11/2023
Open-Upon review, the exception provided for XXXX market score 52% Comp Factor #2 is DSCR at least 1.40' but actual DSCR is 1.23. On the Matrix dated 08/31/23 shows under Short Term Rental that Rural properties are not available. The exception provided in the findings does not address this. Please provide updated exception.  - Due Diligence Vendor-12/08/2023
		Open-Exception Form uploaded in 'DSCR Unknown' finding for 'XXXX market score 52%' in which compensating factor given as 'DSCR at least 1.40' but actual DSCR is 1.23. Please provide updated Exception Form with valid compensating factor. - Due Diligence Vendor-12/08/2023	Ready for Review-Document Uploaded. - Seller-12/11/2023	Waived-Exception approved for XXXX market score 52% and for rural property at XXXX% LTV and XXXX - Due Diligence Vendor-12/12/2023	XXXX		Comp Factor #1: FICO 813 - 93 points above 720 - Verified Comp Factor #2: DSCR at least 1.2390, Qualified DSCR 1.24 - Minimum DSCR allowed is 1.0 - Verified	WA	Investment	Purchase	NA	1299941	Originator Post-Close	Yes
XXXX	242NQM441	Resolved-Clarification & updated documentation uploaded, verified & entered in system - DSCR Discrepancy Resolved. - Due Diligence Vendor-12/07/2023

Ready for Review-Document Uploaded. See upload, purchase transaction using AIRDnA as income source for DSCR calculation.   - Seller-12/06/2023

Open-DSCR Is not matching due to Rent amount provided in 1025 (2,000)is not matching with Rent amount provided in Loan Program (4,691.67)
The calculation validating the correct DSCR is as follows: Rent of $ 2,000/ PITIA of $ 3,029.28 = 0.66  DSCR
		Considered Rent amount from 1025 in page # 32 - Due Diligence Vendor-10/25/2023	Ready for Review-Document Uploaded. See upload, purchase transaction using AIRDnA as income source for DSCR calculation. - Seller-12/06/2023	Resolved-Clarification & updated documentation uploaded, verified & entered in system - DSCR Discrepancy Resolved. - Due Diligence Vendor-12/07/2023	XXXX			WA	Investment	Purchase	NA	1230102	N/A	N/A
XXXX	242NQM271	Resolved-The Final 1003 is present as the Non-borrowing spouse signed as trustee and per state of California is not required to be a borrower on the loan. - Due Diligence Vendor-11/02/2023 Resolved-The Final 1003 is Present - Due Diligence Vendor-11/02/2023 Open-The Final 1003 is Missing Note signed by XXXX as individual and as Trustee along with XXXX as a trustee, final 1003 only reflects one borrower XXXX as individual and as Trustee . Please clarify/provide final 1003 for XXXX as a trustee - Due Diligence Vendor-10/27/2023		Resolved-The Final 1003 is present as the Non-borrowing spouse signed as trustee and per state of California is not required to be a borrower on the loan. - Due Diligence Vendor-11/02/2023 Resolved-The Final 1003 is Present - Due Diligence Vendor-11/02/2023				CA	Investment	Purchase	NA	1233513	N/A	N/A
XXXX	242NQM241	Resolved-LOE & Proof document for Verification of Rent payment uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/02/2023 Ready for Review-Document Uploaded. - Seller-11/01/2023 Ready for Review-Document Uploaded. - Seller-11/01/2023 Open-Missing Verification of Rent Verification of Rent document is missing. - Due Diligence Vendor-10/31/2023	Ready for Review-Document Uploaded. - Seller-11/01/2023 Ready for Review-Document Uploaded. - Seller-11/01/2023	Resolved-LOE & Proof document for Verification of Rent payment uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/02/2023	LOE.pdf 12 months payment history.pdf			IL	Investment	Refinance	Cash Out - Other	1237279	N/A	N/A
XXXX	242NQM453	Resolved-received initial CD, Ce elevated - resolved - Due Diligence Vendor-11/02/2023 Ready for Review-Document Uploaded. - Seller-10/31/2023 Open-TRID: Missing Closing Disclosure Initial Closing Disclosure Missing in file. - Due Diligence Vendor-10/27/2023	Ready for Review-Document Uploaded. - Seller-10/31/2023	Resolved-received initial CD, Ce elevated - resolved - Due Diligence Vendor-11/02/2023	initial CD.pdf			UT	Primary Residence	Purchase	NA	1233590	N/A	N/A
XXXX	242NQM453	Resolved-received initial CD, Ce elevated - resolved - Due Diligence Vendor-11/03/2023 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-11/02/2023		Resolved-received initial CD, Ce elevated - resolved - Due Diligence Vendor-11/03/2023				UT	Primary Residence	Purchase	NA	1241829	N/A	N/A
XXXX	242NQM453	Resolved-received initial CD, Ce elevated - resolved - Due Diligence Vendor-11/03/2023 Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-11/02/2023		Resolved-received initial CD, Ce elevated - resolved - Due Diligence Vendor-11/03/2023				UT	Primary Residence	Purchase	NA	1241830	N/A	N/A
XXXX	242NQM453	Resolved-received initial CD, Ce elevated - resolved - Due Diligence Vendor-11/03/2023

		Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $2,507.50.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-11/02/2023		Resolved-received initial CD, Ce elevated - resolved - Due Diligence Vendor-11/03/2023				UT	Primary Residence	Purchase	NA	1241831	N/A	N/A
XXXX	242NQM243	Resolved-Corrected NanQ lender program sheet received, resolved. - Due Diligence Vendor-11/22/2023
Ready for Review-Document Uploaded.  - Seller-11/20/2023
Counter-Per the NANQ lender program form, the credit grade is standard select and 8/31/23 matrix version was used. Per the 8/31/23 matrix 6 months reserves are required for standard select loans.  - Due Diligence Vendor-11/16/2023
Ready for Review-Document Uploaded. LTV is below XXXX% therefore no reserves are required, please see attached. - Seller-11/14/2023
		Open-Request to provide updated Lender Approval Form with reserves as per guidelines 6months reserves required. - Due Diligence Vendor-10/26/2023	Ready for Review-Document Uploaded. - Seller-11/20/2023 Ready for Review-Document Uploaded. LTV is below XXXX% therefore no reserves are required, please see attached. - Seller-11/14/2023	Resolved-Corrected NanQ lender program sheet received, resolved. - Due Diligence Vendor-11/22/2023	XXXX			HI	Primary Residence	Purchase	NA	1231859	N/A	N/A
XXXX	242NQM243	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/22/2023
Ready for Review-Document Uploaded.  - Seller-11/20/2023
Counter-Per the NANQ lender program form, the credit grade is standard select and 8/31/23 matrix version was used. Per the 8/31/23 matrix 6 months reserves are required for standard select loans.  - Due Diligence Vendor-11/16/2023
Ready for Review-Document Uploaded. LTV is below XXXX% therefore no reserves are required, please see attached. - Seller-11/14/2023
		Open-The 1008 document is missing from the loan file. Request to provide updated 1008 document with correct reserves as per guidelines 6 months reserves required. - Due Diligence Vendor-10/26/2023	Ready for Review-Document Uploaded. - Seller-11/20/2023 Ready for Review-Document Uploaded. LTV is below XXX% therefore no reserves are required, please see attached. - Seller-11/14/2023	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/22/2023	XXXX			HI	Primary Residence	Purchase	NA	1231845	N/A	N/A
XXXX	242NQM243	Resolved-Lender Income Calculation Worksheet uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/08/2023 Ready for Review-Document Uploaded. - Seller-11/07/2023 Open-Request to provide Lender Income Calculation Worksheet to verify income. - Due Diligence Vendor-10/26/2023	Ready for Review-Document Uploaded. - Seller-11/07/2023	Resolved-Lender Income Calculation Worksheet uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/08/2023	income worksheet 2.pdf			HI	Primary Residence	Purchase	NA	1231751	N/A	N/A
XXXX	242NQM243	Resolved-Borrower 1 Business Bank Statements Provided - Due Diligence Vendor-11/08/2023
Resolved-Business Bank Statements from Sep 2022 to Aug 2023 for 12 months uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/07/2023
Resolved-Borrower 1 Business Bank Statements Provided - Due Diligence Vendor-11/07/2023
Ready for Review-Document Uploaded.  - Seller-11/06/2023
		Open-Borrower 1 Business Bank Statements Missing Request to provide 12 months Business bank statements to verify the income for XXXX business. Considered income from final 1003 for XXXX purpose. - Due Diligence Vendor-10/26/2023	Ready for Review-Document Uploaded. - Seller-11/06/2023	Resolved-Borrower 1 Business Bank Statements Provided - Due Diligence Vendor-11/08/2023 Resolved-Business Bank Statements from Sep 2022 to Aug 2023 for 12 months uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/07/2023 Resolved-Borrower 1 Business Bank Statements Provided - Due Diligence Vendor-11/07/2023	XXXX			HI	Primary Residence	Purchase	NA	1231749	N/A	N/A
XXXX	242NQM267	Resolved-Personal Guaranty document uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/29/2023 Ready for Review-Document Uploaded. Please see attached. - Seller-11/28/2023 Open-Personal Guaranty document missing from loan file. - Due Diligence Vendor-10/30/2023	Ready for Review-Document Uploaded. Please see attached. - Seller-11/28/2023	Resolved-Personal Guaranty document uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/29/2023	PG.pdf			CT	Investment	Refinance	Cash Out - Other	1235836	N/A	N/A
XXXX	242NQM267	Resolved-Asper the clarification provided, The reason unit #4 rental amount was not included is due to the unit is actual basement that was converted in a small unit for rent. The comps provided were all based on 3 unit properties which our subject is permitted for. The most conservative approach was given due to the rents for units #1, #2, & #3 were enough to cover our DSCR ie., $5650 / $3757.61 = 1.5036 DSCR matching with originator DSCR in Loan approval, verified - Resolved. - Due Diligence Vendor-11/22/2023
Ready for Review-Document Uploaded. Hi XXXX, per our UW - The reason unit #4 rental amount was not included is due to the unit is actual basement that was converted in a small unit for rent.
The comps provided were all based on 3 unit properties which our subject is permitted for.
The most conservative approach was given due to the rents for units #1, #2, & #3 were enough to cover our DSCR.
Please see screen shot of appraisal comments. - Seller-11/21/2023
		Open-Loan Approval document provided in page #217 has Gross rent $5650 but per 1025 market rent page #21 and per Lease agreement documents page #156, 167, 188, 190 Gross rent is $7150.So this resulted in DSCR Variance. Please calrify/provide updated Loan Approval document. - Due Diligence Vendor-10/30/2023	Ready for Review-Document Uploaded. Hi XXXX, per our UW - The reason unit #4 rental amount was not included is due to the unit is actual basement that was converted in a small unit for rent. The comps provided were all based on 3 unit properties which our subject is permitted for. The most conservative approach was given due to the rents for units #1, #2, & #3 were enough to cover our DSCR. Please see screen shot of appraisal comments. - Seller-11/21/2023	Resolved-XXX the clarification provided, The reason unit #4 rental amount was not included is due to the unit is actual basement that was converted in a small unit for rent. The comps provided were all based on 3 unit properties which our subject is permitted for. The most conservative approach was given due to the rents for units #1, #2, & #3 were enough to cover our DSCR ie., $5650 / $3757.61 = 1.5036 DSCR matching with originator DSCR in Loan approval, verified - Resolved. - Due Diligence Vendor-11/22/2023	UW Screen Shot.pdf			CT	Investment	Refinance	Cash Out - Other	1235850	N/A	N/A
XXXX	242NQM246	Resolved-Final Settlement Statement supports $XXXX Lender Credit, uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/31/2023 Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-10/31/2023 Ready for Review-Document Uploaded. Attached Final Settlement Statement supports $XXXX Lender Credit. - Seller-10/30/2023 Open-Final HUD-1 Document is Missing. Loan points given in negative value -$XXXX resulting in mismatch of closing cost, please clarify or provide Updated HUD document . - Due Diligence Vendor-10/27/2023	Ready for Review-Document Uploaded. Attached Final Settlement Statement supports $XXXX Lender Credit. - Seller-10/30/2023	Resolved-Final Settlement Statement supports $3848 Lender Credit, uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-10/31/2023 Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-10/31/2023	XXXX			TX	Investment	Purchase	NA	1233772	N/A	N/A
XXXX	242NQM246	Resolved-Second acceptable valuation received - Due Diligence Vendor-11/06/2023
Ready for Review-Please revisit.  The 3rd Party Appraisal Review supports value with a 0% variance. This appraisal review product should be acceptable as this was more than an AVM Score model review. - Seller-11/02/2023
Counter-Additional clarification requested. Per GLs the LSM approved Enhanced desk review products are ARR (Appraisal Risk Review) from XXXX and  CCA (Consolidated Collateral Analysis) from Consolidated Analytics However, the CCA provided does not have a risk score but also, per the GLs an ARR (Appraisal Risk Review) is required to support value regardless of the SSR score. - Due Diligence Vendor-11/01/2023
Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-11/01/2023
Ready for Review-Document Uploaded.  - Seller-10/30/2023
		Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per securitization requirements and CU Score, if present, is greater than 2.5 Request to provide Secondary Valuation as the CU Score, present, is greater than 2.5. - Due Diligence Vendor-10/27/2023	Ready for Review-Please revisit. The 3rd Party Appraisal Review supports value with a 0% variance. This appraisal review product should be acceptable as this was more than an AVM Score model review. - Seller-11/02/2023 Ready for Review-Document Uploaded. - Seller-10/30/2023	Resolved-Second acceptable valuation received - Due Diligence Vendor-11/06/2023 Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-11/01/2023	XXXX			TX	Investment	Purchase	NA	1233634	N/A	N/A
XXXX	242NQM263	Resolved-Housing History Meets Guideline Requirements Updated 1003 uploaded corrected to 'No Primary Housing expenses' with LOE in Pg: 185 - Resolved. - Due Diligence Vendor-11/03/2023 Ready for Review-Document Uploaded. - Seller-11/02/2023 Open-Housing History Does Not Meet Guideline Requirements As per letter of explanation page 185 Borrower lives rent free. As per Final 1003 page 309 borrower pays $2,000 a month for rent at the same address the letter of explanation page 185 says is rent free. Please clarify. - Due Diligence Vendor-10/30/2023	Ready for Review-Document Uploaded. - Seller-11/02/2023	Resolved-Housing History Meets Guideline Requirements Updated 1003 uploaded corrected to 'No Primary Housing expenses' with LOE in Pg: 185 - Resolved. - Due Diligence Vendor-11/03/2023	XXXX			FL	Investment	Purchase	NA	1236887	N/A	N/A
XXXX	242NQM432	Resolved-Updated Supportive document 4506-C, hence finding resolved. - Due Diligence Vendor-11/28/2023 Resolved-Borrower 2 Executed 4506-T Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-11/28/2023 Ready for Review-Document Uploaded. JOINT TAXES, ONLY ONE FORM - Seller-11/27/2023 Open-Borrower 2 Executed 4506-T Missing Request to provide 4506-T for borrower 2 as it is missing in file. - Due Diligence Vendor-10/30/2023	Ready for Review-Document Uploaded. JOINT TAXES, ONLY ONE FORM - Seller-11/27/2023	Resolved-Updated Supportive document 4506-C, hence finding resolved. - Due Diligence Vendor-11/28/2023 Resolved-Borrower 2 Executed 4506-T Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-11/28/2023	Signed 4506-C.pdf			CA	Investment	Refinance	No Cash Out - Borrower Initiated	1235687	N/A	N/A
XXXX	242NQM432	Resolved-Updated Supportive document 4506-C, hence finding resolved. - Due Diligence Vendor-11/28/2023 Resolved-Borrower 1 Executed 4506-T Provided - Due Diligence Vendor-11/28/2023 Ready for Review-Document Uploaded. - Seller-11/27/2023 Open-Borrower 1 Executed 4506-T Missing Request to provide 4506-T for borrower 1 as it is missing in file. - Due Diligence Vendor-10/30/2023	Ready for Review-Document Uploaded. - Seller-11/27/2023	Resolved-Updated Supportive document 4506-C, hence finding resolved. - Due Diligence Vendor-11/28/2023 Resolved-Borrower 1 Executed 4506-T Provided - Due Diligence Vendor-11/28/2023	Signed 4506-C.pdf			CA	Investment	Refinance	No Cash Out - Borrower Initiated	1235686	N/A	N/A
XXXX	242NQM432	Resolved-LOE uploaded for XXXX paid by business with proof of business payment, verified & entered in system - DTI Discrepancy Resolved. - Due Diligence Vendor-11/01/2023
Ready for Review-Document Uploaded. uploaded - Seller-10/31/2023
Open-Request clarification on the DTI discrepancy on the loan, as per the DTI calculations our calculated DTI is 43.3% but Originator DTI is 37.61%. Variance is 5.69 The Tradeline Whereas XXXX reflecting $728 in final 1003 and in Credit Report updated as per credit report but underwriter didn't add in all other monthly payment need proof to exclude this tradeline. difference is $728.

		- Due Diligence Vendor-10/30/2023	Ready for Review-Document Uploaded. uploaded - Seller-10/31/2023	Resolved-LOE uploaded for XXXX paid by business with proof of business payment, verified & entered in system - DTI Discrepancy Resolved. - Due Diligence Vendor-11/01/2023	XXXX			CA	Investment	Refinance	No Cash Out - Borrower Initiated	1235817	N/A	N/A
XXXX	242NQM291	Resolved-SPl list received - resolved - Due Diligence Vendor-11/02/2023 Ready for Review-Document Uploaded. - Seller-10/31/2023 Open-Request to provide Service Providers Disclosure doc which is missing in file. - Due Diligence Vendor-10/30/2023	Ready for Review-Document Uploaded. - Seller-10/31/2023	Resolved-SPl list received - resolved - Due Diligence Vendor-11/02/2023	Services you can shop for.pdf			NV	Primary Residence	Purchase	NA	1235807	N/A	N/A
XXXX	242NQM291	Resolved-The Initial 1003 is Present - Due Diligence Vendor-11/02/2023 Ready for Review-Document Uploaded. - Seller-10/31/2023 Open-The Initial 1003 is Missing Request to provide Initial 1003 which is missing in file. - Due Diligence Vendor-10/30/2023	Ready for Review-Document Uploaded. - Seller-10/31/2023	Resolved-The Initial 1003 is Present - Due Diligence Vendor-11/02/2023	initial 1003.pdf			NV	Primary Residence	Purchase	NA	1235630	N/A	N/A
XXXX	242NQM291	Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-11/02/2023 Resolved-Requested ITIN cert uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/02/2023 Ready for Review-Document Uploaded. - Seller-11/01/2023 Open-Provide ITIN Cert/Letter of borrower, Credit Supplement Pg: 271 shows 'SSN Possible ITIN' & Loan Approval is checked in ITIN. - Due Diligence Vendor-11/01/2023	Ready for Review-Document Uploaded. - Seller-11/01/2023	Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-11/02/2023 Resolved-Requested ITIN cert uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/02/2023	ITIN.pdf			NV	Primary Residence	Purchase	NA	1239375	N/A	N/A
XXXX	242NQM291	Resolved-Third Party Fraud Report - LDP & SAM.GOV search uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/01/2023 Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-11/01/2023 Ready for Review-Document Uploaded. - Seller-10/31/2023 Open-Missing Third Party Fraud Report Request to provide Third Party Fraud Report which is missing in file. - Due Diligence Vendor-10/30/2023	Ready for Review-Document Uploaded. - Seller-10/31/2023	Resolved-Third Party Fraud Report - LDP & SAM.GOV search uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/01/2023 Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-11/01/2023	LDP-GSA.pdf			NV	Primary Residence	Purchase	NA	1235780	N/A	N/A
XXXX	242NQM291	Resolved-Lender Loan Approval Form uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/01/2023 Ready for Review-Document Uploaded. - Seller-10/31/2023 Open-Lender Approval missing from file. Unable to verify Matrix used by UW. Please provide. - Due Diligence Vendor-10/30/2023	Ready for Review-Document Uploaded. - Seller-10/31/2023	Resolved-Lender Loan Approval Form uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/01/2023	1008.pdf			NV	Primary Residence	Purchase	NA	1236503	N/A	N/A
XXXX	242NQM291	Resolved-1008 document for subject property uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/01/2023 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/01/2023 Ready for Review-Document Uploaded. - Seller-10/31/2023 Open-The 1008 document is missing from the loan file. 1008 is missing from file. Please provide. - Due Diligence Vendor-10/30/2023	Ready for Review-Document Uploaded. - Seller-10/31/2023	Resolved-1008 document for subject property uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/01/2023 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/01/2023	1008.pdf			NV	Primary Residence	Purchase	NA	1235638	N/A	N/A
XXXX	242NQM291	Resolved-Secondary Valuation or Additional Valuation is present or Not Required Fannie Mae SSR uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/01/2023 Ready for Review-Document Uploaded. SSR for FNMA score 1 and FHLMC score 2 - Seller-10/31/2023 Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per securitization requirements and CU Score, if present, is greater than 2.5 Request to provide Secondary Valuation or Additional Valuation which is missing in loan file. - Due Diligence Vendor-10/30/2023	Ready for Review-Document Uploaded. SSR for FNMA score 1 and FHLMC score 2 - Seller-10/31/2023	Resolved-Secondary Valuation or Additional Valuation is present or Not Required Fannie Mae SSR uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/01/2023	SSR.pdf			NV	Primary Residence	Purchase	NA	1235756	N/A	N/A
XXXX	242NQM273	Resolved-received PCCD, CE elevated - resolved - Due Diligence Vendor-11/02/2023 Ready for Review-Document Uploaded. - Seller-11/01/2023 Open-TRID: Missing Closing Disclosure Request to Provide POST CD, as it is mandatory to have in XXXX Dry Funding state (Subject State is CA). - Due Diligence Vendor-10/30/2023	Ready for Review-Document Uploaded. - Seller-11/01/2023	Resolved-received PCCD, CE elevated - resolved - Due Diligence Vendor-11/02/2023	XXXX			CA	Primary Residence	Purchase	NA	1235541	N/A	N/A
XXXX	242NQM273	Resolved-Credit refresh uploaded, verified & entered in system. But still DTI is not matching, difference is 0.09% within 1% tolerance limit - Resolved. - Due Diligence Vendor-11/02/2023
Ready for Review-Document Uploaded.  - Seller-11/01/2023
Open-Request clarification on the DTI discrepancy on the loan, as per the DTI calculations our calculated DTI is 24.48% but Originator DTI is 25.50%. Variance is 1.02 Due to the difference in the tradeline XXXX reflecting $296 but in credit report its reflecting $273 updated as per credit report, XXXX reflecting $187 but in credit report its reflecting $179 updated as per credit report, XXXX reflecting $100 but as per credit report account is closed not added in tradelines, XXXX $99 and $174 reflecting in final 1003 but it is not reflecting in credit report and no other related document to verify not added in tradelines, our calculated all other monthly payment is $3729 whereas Underwriter has considered the total of $4133 difference is $404

		- Due Diligence Vendor-10/30/2023	Ready for Review-Document Uploaded. - Seller-11/01/2023	Resolved-Credit refresh uploaded, verified & entered in system. But still DTI is not matching, difference is 0.09% within 1% tolerance limit - Resolved. - Due Diligence Vendor-11/02/2023	XXXX			CA	Primary Residence	Purchase	NA	1235506	N/A	N/A
XXXX	242NQM286	Resolved-Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/03/2023 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/03/2023 Ready for Review-Document Uploaded. - Seller-11/02/2023 Open-The 1008 document is missing from the loan file. Request to provide updated 1008 with correct escrow selection. - Due Diligence Vendor-10/31/2023	Ready for Review-Document Uploaded. - Seller-11/02/2023	Resolved-Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/03/2023 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/03/2023	XXXX			CA	Investment	Purchase	NA	1237915	N/A	N/A
XXXX	242NQM286	Resolved-Tax calculation uploaded, verified the same with tax document available in file. Verified & entered in system - Resolved. - Due Diligence Vendor-11/02/2023 Resolved-Evidence of Property Tax is present - Due Diligence Vendor-11/02/2023 Ready for Review-Document Uploaded. - Seller-11/01/2023 Open-Missing Evidence of Property Tax Request to provide updated Tax report. As provided Tax report pg-354 is not matching the monthly tax paid by borrower. - Due Diligence Vendor-10/31/2023	Ready for Review-Document Uploaded. - Seller-11/01/2023	Resolved-Tax calculation uploaded, verified the same with tax document available in file. Verified & entered in system - Resolved. - Due Diligence Vendor-11/02/2023 Resolved-Evidence of Property Tax is present - Due Diligence Vendor-11/02/2023	XXXX			CA	Investment	Purchase	NA	1237986	N/A	N/A
XXXX	242NQM226	Resolved-Certified HUD with stamp as the subject property is in dry fund state CA uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/02/2023 Ready for Review-Certified HUD with stamp as the subject property is in dry fund state CA uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/02/2023 Ready for Review-Document Uploaded. - Seller-11/01/2023 Open-Request to provide Certified Hud with stamp as the subject property is in dry fund state CA. - Due Diligence Vendor-10/31/2023	Ready for Review-Document Uploaded. - Seller-11/01/2023	Resolved-Certified HUD with stamp as the subject property is in dry fund state CA uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/02/2023	XXXX			CA	Investment	Refinance	Cash Out - Other	1237718	N/A	N/A
XXXX	242NQM218	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/02/2023 Ready for Review-Document Uploaded. - Seller-11/01/2023 Open-The 1008 document is missing from the loan file. There is an Escrow Waiver in file but the 1008 and Approval state the file is escrowed. Please advise and provide an updated 1008 and Approval - Due Diligence Vendor-10/31/2023	Ready for Review-Document Uploaded. - Seller-11/01/2023	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/02/2023	updated 1008 & program information.pdf			TX	Investment	Refinance	No Cash Out - Borrower Initiated	1237826	N/A	N/A
XXXX	242NQM447	Resolved-EMD proof uploaded & XXXX XXXX account same documentation uploaded which is available in loan file but assets are sufficient for cash to close & Reserve requirement - Resolved. - Due Diligence Vendor-11/03/2023
Ready for Review-Document Uploaded. Enclose is all pages of XXXX XXXX account and EMD transfer - Seller-11/02/2023
Open-1.Request to provide LOX or Bank transfer of EMD $6500
		2.Request to provide updated statement for XXXX XXXX as the statement on page 289 dated 08/31/2023 reflecting ending value as blank. Didn't considered the previous month 07/31/2023 statement. - Due Diligence Vendor-10/31/2023	Ready for Review-Document Uploaded. Enclose is all pages of XXXX account and EMD transfer - Seller-11/02/2023	Resolved-EMD proof uploaded & XXXX account same documentation uploaded which is available in loan file but assets are sufficient for cash to close & Reserve requirement - Resolved. - Due Diligence Vendor-11/03/2023	XXXX			TX	Investment	Purchase	NA	1237477	N/A	N/A
XXXX	242NQM296	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-11/03/2023 Ready for Review-Document Uploaded. - Seller-11/01/2023 Open-TRID: Missing Closing Disclosure Request to Provide POST CD, as it is mandatory to have in XXXX Dry Funding state (Subject State is CA). - Due Diligence Vendor-10/31/2023	Ready for Review-Document Uploaded. - Seller-11/01/2023	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-11/03/2023	XXXX			CA	Primary Residence	Purchase	NA	1237598	N/A	N/A
XXXX	242NQM466	Resolved-1008 document for subject property uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/03/2023 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/03/2023 Ready for Review-Document Uploaded. - Seller-11/02/2023 Open-The 1008 document is missing from the loan file. - Due Diligence Vendor-10/31/2023	Ready for Review-Document Uploaded. - Seller-11/02/2023	Resolved-1008 document for subject property uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/03/2023 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/03/2023	XXXX			TX	Investment	Refinance	No Cash Out - Borrower Initiated	1237720	N/A	N/A
XXXX	242NQM266	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-11/14/2023

Resolved-1003 with gift removed updated to 1003 page. Assets are still sufficient without the gift. Resolved. .  - Due Diligence Vendor-11/13/2023

Ready for Review-Document Uploaded.  - Seller-11/09/2023

Counter-The gift iao $158,843 is not documented on the PCCD. - Due Diligence Vendor-11/08/2023

Resolved-PCCD received and updated to review, PC CE report is minimal, resolved. - Due Diligence Vendor-11/08/2023

Ready for Review-Document Uploaded.  - Seller-11/03/2023

		Open-TRID: Missing Closing Disclosure Subject in DRY State, Please provide PCCD - Due Diligence Vendor-11/02/2023	Ready for Review-Document Uploaded. - Seller-11/09/2023 Ready for Review-Document Uploaded. - Seller-11/03/2023	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-11/14/2023 Resolved-1003 with gift removed updated to 1003 page. Assets are still sufficient without the gift. Resolved. . - Due Diligence Vendor-11/13/2023 Resolved-PCCD received and updated to review, PC CE report is minimal, resolved. - Due Diligence Vendor-11/08/2023	XXXX			CA	Primary Residence	Purchase	NA	1241621	N/A	N/A
XXXX	242NQM266	Resolved-Gift letter received and updated to assets page, resolved. - Due Diligence Vendor-11/08/2023 Ready for Review-Document Uploaded. - Seller-11/06/2023 Open-Final 1003 reflects gift of $158,843 and 1008 verified assets include gift of $158,843 however no sufficient document in file. Please provide - Due Diligence Vendor-11/02/2023	Ready for Review-Document Uploaded. - Seller-11/06/2023	Resolved-Gift letter received and updated to assets page, resolved. - Due Diligence Vendor-11/08/2023	XXXX			CA	Primary Residence	Purchase	NA	1241313	N/A	N/A
XXXX	242NQM276	Resolved-Asset 5 Not Expired Or Not Applicable - Due Diligence Vendor-11/02/2023 Open-Asset 5 Expired - Due Diligence Vendor-11/02/2023		Resolved-Asset 5 Not Expired Or Not Applicable - Due Diligence Vendor-11/02/2023				MA	Primary Residence	Purchase	NA	1241869	N/A	N/A
XXXX	242NQM451	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/03/2023
Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/02/2023
Ready for Review-Document Uploaded.  - Seller-11/01/2023
		Open-The 1008 document is missing from the loan file. Required updated 1008 with correct Property Insurance $XXXX, since Per HOI policy and all other Final Docs Premium is showing $XXXX, whereas 1008 showing $XXXX, which shows difference in 1008 HTI and DTI with Loan program and Calculated HTI and DTI. - Due Diligence Vendor-10/31/2023	Ready for Review-Document Uploaded. - Seller-11/01/2023	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/03/2023 Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/02/2023	XXXX_XXXX_Updated 1008.pdf			CA	Primary Residence	Purchase	NA	1237623	N/A	N/A
XXXX	242NQM451	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-11/03/2023 Ready for Review-Document Uploaded. - Seller-11/01/2023 Open-TRID: Missing Closing Disclosure Provide post-consummation closing disclosure, since it is required for XXXX Dry Fund States (Subject State is CA) - Due Diligence Vendor-10/31/2023	Ready for Review-Document Uploaded. - Seller-11/01/2023	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-11/03/2023	XXXX _XXXX_PCCD.pdf			CA	Primary Residence	Purchase	NA	1237615	N/A	N/A
XXXX	242NQM451	Resolved- - Due Diligence Vendor-11/03/2023

		Open-This loan failed the TRID Lender's and Owner's Title Insurance Policy Amounts validation test.This loan contains a value for one, but not both of the following fields:As Disclosed Lender's Title Insurance Policy and Actual Lender's Title Insurance Policy; orAs Disclosed Owner's Title Insurance Policy and Actual Owner's Title Insurance Policy.The CFPB's Official Interpretations to the TILA-RESPA Integrated Disclosure (TRID) Final Rule requires the use of a specific calculation to arrive at the value to be provided on the disclosure forms. The Lender's Title Insurance Policy is always disclosed as the full policy amount, even if a simultaneous issue of the Owner's Title Insurance Policy is present. The Owner's Title Insurance Policy is calculated by taking the full owner's title insurance premium, adding the simultaneous issuance premium for the lender's coverage (if any), and then deducting the full premium for the lender's coverage. The value derived from this calculation is required for accurate tolerance testing under TRID, and should be entered in the "as disclosed" field in ComplianceAnalyzer.The "as disclosed" value derived from the above calculation, however, generally will not be representative of the actual value paid for the title insurance. Therefore it cannot be used for testing state and federal fee thresholds, as it will likely yield incorrect results for such tests. Accordingly, the actual value paid for the title insurance must be entered in the corresponding "actual" title insurance policy field(s). If there is no difference between the actual and disclosed values for either the owner's or lender's title insurance, please enter the same value in the "actual" and "as disclosed" fields. For more information on how these fields are used, please refer to the glossary. - Due Diligence Vendor-11/03/2023		Resolved- - Due Diligence Vendor-11/03/2023				CA	Primary Residence	Purchase	NA	1245240	N/A	N/A
XXXX	242NQM462	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/09/2023 Resolved-1008 document uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/07/2023 Ready for Review-Document Uploaded. - Seller-11/06/2023 Open-The 1008 document is missing from the loan file. 1008 Document is Missing. Also missing Approval document. - Due Diligence Vendor-11/02/2023	Ready for Review-Document Uploaded. - Seller-11/06/2023	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/09/2023 Resolved-1008 document uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/07/2023	XXXX 1008.pdf			OH	Investment	Refinance	Cash Out - Other	1241428	N/A	N/A
XXXX	242NQM462	Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is XXXX.) - Due Diligence Vendor-11/09/2023
Ready for Review-Document Uploaded.  - Seller-11/06/2023
Counter-Hi, we do need the actual business purpose affidavit. It is an affidavit stating that this is a business only loan.  - Due Diligence Vendor-11/06/2023
Ready for Review-Document Uploaded. Attached updated NANQ Tracking screen to show the purpose of cashout is Business.  Unsure if this is related to this condition.  There is no 1008 in the file, so unsure what document you're referring to with the business purpose affidavit disclosure indicator as missing.  Also reaching out to the client to get the business purpose affidavit. - Seller-11/03/2023
		Open-The 1008 Page Loan Type is XXXX but the Business Purpose Affidavit Disclosure Indicator is 'Missing'. Business Purpose Affidavit is required for a XXXX loan. Business Purpose Affidavit is Missing - Due Diligence Vendor-11/02/2023	Ready for Review-Document Uploaded. - Seller-11/06/2023 Ready for Review-Document Uploaded. Attached updated NANQ Tracking screen to show the purpose of cashout is Business. Unsure if this is related to this condition. There is no 1008 in the file, so unsure what document you're referring to with the business purpose affidavit disclosure indicator as missing. Also reaching out to the client to get the business purpose affidavit. - Seller-11/03/2023	Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is XXXX.) - Due Diligence Vendor-11/09/2023	XXXX_XXX-XXXX Tracking Screen.pdf XXXX Business Purpose Affidavit.pdf			OH	Investment	Refinance	Cash Out - Other	1241429	N/A	N/A
XXXX	242NQM462	Resolved-Business Entity Documentation uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/07/2023 Ready for Review-Document Uploaded. - Seller-11/06/2023 Open-provide Entity Formation Doc of "XXXX " - Due Diligence Vendor-11/02/2023	Ready for Review-Document Uploaded. - Seller-11/06/2023	Resolved-Business Entity Documentation uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/07/2023	XXXX Business Entity Documentation.pdf			OH	Investment	Refinance	Cash Out - Other	1241710	N/A	N/A
XXXX	242NQM462	Resolved-Guaranty Agreement uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/07/2023 Ready for Review-Document Uploaded. - Seller-11/06/2023 Open-Guarantor Document is missing. - Due Diligence Vendor-11/02/2023	Ready for Review-Document Uploaded. - Seller-11/06/2023	Resolved-Guaranty Agreement uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/07/2023	XXXX Guaranty Agreement.pdf			OH	Investment	Refinance	Cash Out - Other	1241697	N/A	N/A
XXXX	242NQM234	Resolved-PCCD entered into file with CE resulting in Minimal status. Resolved - Due Diligence Vendor-11/06/2023 Ready for Review-Document Uploaded. - Seller-11/02/2023 Open-TRID: Missing Closing Disclosure Provide post-consummation closing disclosure, since it is required for XXXX Dry Fund States (Subject State is XXXX) - Due Diligence Vendor-11/01/2023	Ready for Review-Document Uploaded. - Seller-11/02/2023	Resolved-PCCD entered into file with CE resulting in Minimal status. Resolved - Due Diligence Vendor-11/06/2023	PCCD- XXXX.pdf			CA	Primary Residence	Purchase	NA	1239210	N/A	N/A
XXXX	242NQM239	Resolved-Lender approval with XXXX unchecked received, resolved. - Due Diligence Vendor-11/09/2023 Ready for Review-Document Uploaded. - Seller-11/06/2023 Open-Provide updated Lender Approval Form with XXXX unchecked, whereas Borrower is XXXX, Verified in Final 1003 - Due Diligence Vendor-11/02/2023	Ready for Review-Document Uploaded. - Seller-11/06/2023	Resolved-Lender approval with ITIN unchecked received, resolved. - Due Diligence Vendor-11/09/2023	XXXX - updated NanQ Tracking Screen.docx image.png			NJ	Investment	Purchase	NA	1241166	N/A	N/A
XXXX	242NQM239	Resolved-Per GLs In regards to purchases Use the rents provided on the comparable rent schedule from the appraiser (unless subject property is currently rented, and purchase contract is assigning rental agreement to proposed buyers – then rental agreement can be used). The market rent per the operating income statement is $7250 and the amount used on the lender program sheet provided is the actual rent iao $6,080. However, the XXXX score still meets GL minimum with the more conservative amount of $6,080. Resolved. - Due Diligence Vendor-11/09/2023
Ready for Review-Document Uploaded.  - Seller-11/06/2023
		Open-Please Provide Lease Agreement for Unit 1 to 3, Missing in File, whereas Month to Month Lease is Verified in Appraisal and Actual Lease is taken for XXXX Calculation in Lender Approval Form - Due Diligence Vendor-11/02/2023	Ready for Review-Document Uploaded. - Seller-11/06/2023	Resolved-Per GLs In regards to purchases Use the rents provided on the comparable rent schedule from the appraiser (unless subject property is currently rented, and purchase contract is assigning rental agreement to proposed buyers – then rental agreement can be used). The market rent per the operating income statement is $7250 and the amount used on the lender program sheet provided is the actual rent iao $6,080. However, the DSCR score still meets GL minimum with the more conservative amount of $6,080. Resolved. - Due Diligence Vendor-11/09/2023	XXXX - lease rebuttal.pdf			NJ	Investment	Purchase	NA	1241165	N/A	N/A
XXXX	242NQM239	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/08/2023 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/08/2023 Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/07/2023 Ready for Review-Document Uploaded. - Seller-11/06/2023 Open-The 1008 document is missing from the loan file. Please provide an updated 1008 with the Occupancy status updated and selected - Due Diligence Vendor-11/03/2023	Ready for Review-Document Uploaded. - Seller-11/06/2023	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/08/2023 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/08/2023 Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/07/2023	XXXX - updated 1008.pdf			NJ	Investment	Purchase	NA	1244093	N/A	N/A
XXXX	242NQM303	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-11/17/2023 Resolved-PCCD received and reviewed. CE run with Elevated result - Due Diligence Vendor-11/06/2023 Ready for Review-Document Uploaded. - Seller-11/02/2023 Open-TRID: Missing Closing Disclosure Request to provide Post Closing Disclosure as the subject property is in dry fund state CA. - Due Diligence Vendor-11/01/2023	Ready for Review-Document Uploaded. - Seller-11/02/2023	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-11/17/2023 Resolved-PCCD received and reviewed. CE run with Elevated result - Due Diligence Vendor-11/06/2023	PCCD- XXXX.pdf			CA	Primary Residence	Purchase	NA	1239102	N/A	N/A
XXXX	242NQM303	Resolved-The Note is Present - Due Diligence Vendor-11/17/2023 Resolved-Not document for subject property uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/03/2023 Resolved-The Note is Present - Due Diligence Vendor-11/03/2023 Ready for Review-Document Uploaded. - Seller-11/02/2023 Open-The Note is Missing Note missing from file. Please provide. - Due Diligence Vendor-11/01/2023	Ready for Review-Document Uploaded. - Seller-11/02/2023	Resolved-The Note is Present - Due Diligence Vendor-11/17/2023 Resolved-Not document for subject property uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/03/2023 Resolved-The Note is Present - Due Diligence Vendor-11/03/2023	NOTE- XXXX.pdf			CA	Primary Residence	Purchase	NA	1239034	N/A	N/A
XXXX	242NQM216	Resolved-The Initial 1003 is Present - Due Diligence Vendor-11/06/2023 Ready for Review-Document Uploaded. - Seller-11/03/2023 Open-Required initial 1003 with Loan officer signature and date. - Due Diligence Vendor-11/02/2023	Ready for Review-Document Uploaded. - Seller-11/03/2023	Resolved-The Initial 1003 is Present - Due Diligence Vendor-11/06/2023	LO SIG.pdf			NC	Primary Residence	Refinance	Cash Out - Other	1241255	N/A	N/A
XXXX	242NQM214	Resolved-Findings -Borrower had a credit line which was paid off and not a mortgage. No mortgage history to report. - Due Diligence Vendor-11/08/2023 Ready for Review-Document Uploaded. Hi XXXX, we received a title supplement showing the property was paid off. Therefore, the VOM is not applicable. - Seller-11/08/2023 Open-Housing History Does Not Meet Guideline Requirements. Missing verification of Mortgage for borrowers primary residence as lender is not reporting on credit report. - Due Diligence Vendor-11/08/2023	Ready for Review-Document Uploaded. Hi XXXX, we received a title supplement showing the property was paid off. Therefore, the VOM is not applicable. - Seller-11/08/2023	Resolved-Findings -Borrower had a credit line which was paid off and not a mortgage. No mortgage history to report. - Due Diligence Vendor-11/08/2023	XXXX - SUPPLEMENT TITLE REPORT.pdf #9.pdf			CA	Primary Residence	Refinance	Cash Out - Other	1250717	N/A	N/A
XXXX	242NQM214	Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/07/2023 Ready for Review-Document Uploaded. Please see attached. - Seller-11/06/2023 Open-The 1008 document is missing from the loan file. Request you to provide the updated 1008, as LTV showing XXXX% and CLTV & HCLTV XXXX%, hence need clarification on this. - Due Diligence Vendor-11/01/2023	Ready for Review-Document Uploaded. Please see attached. - Seller-11/06/2023	Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/07/2023	Updated 1008.pdf			CA	Primary Residence	Refinance	Cash Out - Other	1239633	N/A	N/A
XXXX	242NQM301	Resolved-Final HUD-1 Document certified copy uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/07/2023 Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-11/07/2023 Ready for Review-Document Uploaded. - Seller-11/06/2023 Open-Final HUD-1 Document is Missing. Request you to provide the Final HUD document as it is missing in file. - Due Diligence Vendor-11/03/2023	Ready for Review-Document Uploaded. - Seller-11/06/2023	Resolved-Final HUD-1 Document certified copy uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/07/2023 Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-11/07/2023	XXXX_XXXX_FINAL SETTLEMENT STATEMENT.pdf			CA	Investment	Refinance	Cash Out - Other	1243719	N/A	N/A
XXXX	242NQM217	Resolved- - Due Diligence Vendor-11/06/2023

Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Lender acknowledged loan is a HPML per signed HPML pg #242. Resolved. - Due Diligence Vendor-11/06/2023	Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Lender acknowledged loan is a HPML per signed HPML pg #242. Resolved. - Due Diligence Vendor-11/06/2023

								TX	Primary Residence	Refinance	Cash Out - Other	1243247	N/A	N/A
XXXX	242NQM439	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-11/15/2023 Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-11/09/2023 Ready for Review-Document Uploaded. - Seller-11/07/2023 Open-TRID: Missing Closing Disclosure Property is in (CA) dry funding state. Provide PCCD. - Due Diligence Vendor-11/02/2023	Ready for Review-Document Uploaded. - Seller-11/07/2023	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-11/15/2023 Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-11/09/2023	XXXX #XXXX-PCCD.pdf			CA	Primary Residence	Purchase	NA	1241411	N/A	N/A
XXXX	242NQM439	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/14/2023 Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/07/2023 Ready for Review-Document Uploaded. - Seller-11/06/2023 Open-The 1008 document is missing from the loan file. Qualifying FICO on the 1008 Page is '753' but the Qualifying FICO from the Credit Liabilities Page is '808'. Qualifying FICO method updated "Primary Wage Earner Mid Score" as per guidelines. - Due Diligence Vendor-11/02/2023	Ready for Review-Document Uploaded. - Seller-11/06/2023	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/14/2023 Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/07/2023	XXXX #XXXX- updated 1008.pdf			CA	Primary Residence	Purchase	NA	1241412	N/A	N/A
XXXX	242NQM439	Resolved-Corrected lender approval provided, resolved. - Due Diligence Vendor-11/14/2023 Ready for Review-Document Uploaded. - Seller-11/10/2023 Counter-Please provide the NanQ lender program sheet with the corrected FICO score. - Due Diligence Vendor-11/09/2023 Ready for Review-Document Uploaded. - Seller-11/07/2023 Open-Provide updated lender loan approval form with corrected FICO of 808 asper updated 1008. - Due Diligence Vendor-11/07/2023	Ready for Review-Document Uploaded. - Seller-11/10/2023 Ready for Review-Document Uploaded. - Seller-11/07/2023	Resolved-Corrected lender approval provided, resolved. - Due Diligence Vendor-11/14/2023	XXXX #XXXX-1008.pdf XXXX #XXXX-NANQ Screen.docx			CA	Primary Residence	Purchase	NA	1248321	N/A	N/A
XXXX	242NQM452	Resolved-Audited Reserves of 5.18 month(s) are greater than or equal to Guideline Required Reserves of 0 month(s) - Due Diligence Vendor-01/25/2024

Resolved-Audited Reserves of 5.18 month(s) are greater than or equal to Guideline Required Reserves of 1 month(s) - Due Diligence Vendor-12/13/2023

Resolved-Audited Reserves of 5.18 month(s) are greater than or equal to Guideline Required Reserves of 1 month(s) - Due Diligence Vendor-12/13/2023

Resolved-Audited Reserves of 5.18 month(s) are greater than or equal to Guideline Required Reserves of 1 month(s) - Due Diligence Vendor-12/13/2023

Resolved-401K statement uploaded. Hence resolved - Due Diligence Vendor-12/13/2023

Ready for Review-Document Uploaded.  - Seller-12/12/2023

Open-The audited reserves of 0.95 is less than the guidelines reserves of 1 as per the guidelines for Debt Consolidation program page 29 of 87 Guidelines dated 10/02/23. Please provide additional assets.  - Due Diligence Vendor-12/11/2023

Rescinded-Guideline Required Reserves is 0, Hence rescinded the Findings - Due Diligence Vendor-11/02/2023	Ready for Review-Document Uploaded. - Seller-12/12/2023	Resolved-Audited Reserves of 5.18 month(s) are greater than or equal to Guideline Required Reserves of 0 month(s) - Due Diligence Vendor-01/25/2024

 Resolved-Audited Reserves of 5.18 month(s) are greater than or equal to Guideline Required Reserves of 1 month(s) - Due Diligence Vendor-12/13/2023

 Resolved-Audited Reserves of 5.18 month(s) are greater than or equal to Guideline Required Reserves of 1 month(s) - Due Diligence Vendor-12/13/2023

 Resolved-Audited Reserves of 5.18 month(s) are greater than or equal to Guideline Required Reserves of 1 month(s) - Due Diligence Vendor-12/13/2023

 Resolved-401K statement uploaded. Hence resolved - Due Diligence Vendor-12/13/2023

 Rescinded-Guideline Required Reserves is 0, Hence rescinded the Findings  - Due Diligence Vendor-11/02/2023

					XXXX_XXXX_401K Statement for Reserves.pdf			TX	Primary Residence	Refinance	Cash Out - Other	1241312	N/A	N/A
XXXX	242NQM452	Waived-Exception for de-listed property less than 6 mos. Borrower is paying off a 1st and 2nd and consumer debt. Appraised valued at $XXXX with a supported ARR. - Due Diligence Vendor-12/11/2023
Waived-Comp Factor #1: Mortgage paid AA for 36 mos 0x30
Comp Factor #2: 6 years homeownership
Comp Factor #3: Residual income $6355.09
Comp Factor #4: Consolidating a 1st and 2nd - Due Diligence Vendor-12/08/2023
Ready for Review-Document Uploaded. The attached Exception Approval is for the de-listing of the property being listed for sale (less than 6-months).  Includes 4-Comp factors.  Mortgage paid AA for 36 months = Mortgage paid "As Agreed" for 36 months = Mortgage paid 0x30/36-months.  The residual income calculation should be sufficient based on attached.  - Seller-12/06/2023
Counter-As per the appraisal the property was listed for sale at time of the appraisal. The exception provided on page 218 does not address this as the reason for the appraisal in the comments. The exception also needs to have a minimum of 2 comp factors, this one only has 1. Please provide clarification on Comp Factor #1.   - Due Diligence Vendor-12/04/2023
Waived-Borrower is paying off a 1st and 2nd and consumer debt. Appraised valued at $XXXX with a supported ARR.

		NON-QM Loan Exception Decision is in Page 218 - Due Diligence Vendor-11/02/2023	Ready for Review-Document Uploaded. The attached Exception Approval is for the de-listing of the property being listed for sale (less than 6-months). Includes 4-Comp factors. Mortgage paid AA for 36 months = Mortgage paid "As Agreed" for 36 months = Mortgage paid 0x30/36-months. The residual income calculation should be sufficient based on attached. - Seller-12/06/2023	Waived-Exception for de-listed property less than 6 mos. Borrower is paying off a 1st and 2nd and consumer debt. Appraised valued at $615k with a supported ARR. - Due Diligence Vendor-12/11/2023 Waived-Comp Factor #1: Mortgage paid AA for 36 mos 0x30 Comp Factor #2: 6 years homeownership Comp Factor #3: Residual income $6355.09 Comp Factor #4: Consolidating a 1st and 2nd - Due Diligence Vendor-12/08/2023 Waived-Borrower is paying off a 1st and 2nd and consumer debt. Appraised valued at $615k with a supported ARR. NON-QM Loan Exception Decision is in Page 218 - Due Diligence Vendor-11/02/2023	XXXX_XXXX_Updated Exception Approval.pdf XXXX_XXXX_Residual Calculation.pdf		Comp Factor #1: Mortgage paid AA for 36 mos - Guidelines require a 0X30X12 Credit history on Housing, borrower has 0X30X36. Comp Factor #2: 6 years homeownership - As per credit report borrower has Six years of Mortgage History, guidelines require 12 months. Comp Factor #3: Residual income $6355.09 - As per Matrix 10/02/23, Required Residual income is $1500, borrower has $6355.09, $5300 over required. Comp Factor #4: Consolidating a 1st and 2nd - Transaction is Debt Consolidation and borrower is consolidating the 1st and 2nd Mortgage.	TX	Primary Residence	Refinance	Cash Out - Other	1241337	Originator Post-Close	Yes
XXXX	242NQM452	Resolved-In the absence of the Replacement cost on the appraisal per Due Diligence re-review the insurance, Coverage Amount - Hazard Insurance of $XXXXX covers Required Coverage Amount of $XXXX - Resolved. - Due Diligence Vendor-11/08/2023
Ready for Review-Please revisit and clear the condition.  Appraised value of $XXXX Site (land) Value per appraisal = $XXXX for Improvements
HOI Dwelling coverage of $XXXX is sufficient to cover the $XXXX Improvements  as well as the $XXXX Loan amount. - Seller-11/07/2023
Open-Missing replacement cost estimate from Insured and no replacement cost estimate provided on Appraisal. We require a replacement cost estimate from at least one source.
		- Due Diligence Vendor-11/02/2023	Ready for Review-Please revisit and clear the condition. Appraised value of $XXXX - $XXXX Site (land) Value per appraisal = $XXXX for Improvements HOI Dwelling coverage of $XXXX is sufficient to cover the $XXXX Improvements as well as the $XXXX Loan amount. - Seller-11/07/2023	Resolved-In the absence of the Replacement cost on the appraisal per Due Diligence re-review the insurance, Coverage Amount - Hazard Insurance of $XXXX covers Required Coverage Amount of $XXXX - Resolved. - Due Diligence Vendor-11/08/2023				TX	Primary Residence	Refinance	Cash Out - Other	1241254	N/A	N/A
XXXX	242NQM302	Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/15/2023 Ready for Review-Document Uploaded. - Seller-11/15/2023 Open-The 1008 document is missing from the loan file. Provide updated 1008 with corrected Escrow (T&I) as 'No' asper lender loan approval, Escrow waiver in file. - Due Diligence Vendor-11/07/2023	Ready for Review-Document Uploaded. - Seller-11/15/2023	Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/15/2023	UPDATED 1008- XXXX.pdf			TX	Investment	Purchase	NA	1248441	N/A	N/A
XXXX	242NQM302	Resolved-Updated lender loan approval form uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/07/2023 Ready for Review-Document Uploaded. - Seller-11/06/2023 Open-Please provide an approval form with the correct reserve value listed. The provided document lists a negative value - Due Diligence Vendor-11/03/2023	Ready for Review-Document Uploaded. - Seller-11/06/2023	Resolved-Updated lender loan approval form uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/07/2023	UPDATED APPROVAL- XXXX.pdf			TX	Investment	Purchase	NA	1244387	N/A	N/A
XXXX	242NQM295	Resolved-Per HPML cert on page 316, the lender has acknowledged that this is a higher priced transaction, resolved. - Due Diligence Vendor-11/03/2023

Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property,
Appraisal disclosure was provided to the borrower(s),
A copy of the appraisal was given to the borrower
The loan meets HPML guidelines, HPML Present in file #315. - Due Diligence Vendor-11/02/2023	Resolved-Per HPML cert on page 316, the lender has acknowledged that this is a higher priced transaction, resolved. - Due Diligence Vendor-11/03/2023

 Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property,
Appraisal disclosure was provided to the borrower(s),
A copy of the appraisal was given to the borrower
The loan meets HPML guidelines, HPML Present in file #315. - Due Diligence Vendor-11/02/2023

								VA	Primary Residence	Purchase	NA	1241443	N/A	N/A
XXXX	242NQM289	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-11/08/2023 Ready for Review-Document Uploaded. - Seller-11/06/2023 Open-TRID: Missing Closing Disclosure Subject in DRY State-Please provide PCCD - Due Diligence Vendor-11/06/2023	Ready for Review-Document Uploaded. - Seller-11/06/2023	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-11/08/2023	XXXX #XXXX-PCCD.pdf			AZ	Primary Residence	Purchase	NA	1245729	N/A	N/A
XXXX	242NQM459	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 411 and the Final Closing disclosure on Pg#’s 229, reflects escrows. Rate lock date was entered correctly – see Pg#’s 491. An interior and exterior appraisal was completed for this property – see pg 22, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 471-473, and copy of the appraisal was given to the borrower – see Pg#’s 471-473 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-11/15/2023

Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower, pg 471
The loan meets HPML guidelines, rescinded.
- Due Diligence Vendor-11/03/2023	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 411 and the Final Closing disclosure on Pg#’s 229, reflects escrows. Rate lock date was entered correctly – see Pg#’s 491. An interior and exterior appraisal was completed for this property – see pg 22, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 471-473, and copy of the appraisal was given to the borrower – see Pg#’s 471-473 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-11/15/2023

 Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower, pg 471
The loan meets HPML guidelines, rescinded.
 - Due Diligence Vendor-11/03/2023

								CA	Primary Residence	Purchase	NA	1243403	N/A	N/A
XXXX	242NQM459	Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-11/14/2023 Rescinded-Auto Resolved, but Permanent Resident Alien Card available in loan file Pg: 409-410, verified & entered in system - Rescinded. - Due Diligence Vendor-11/08/2023 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-11/08/2023 Ready for Review-Document Uploaded. - Seller-11/07/2023 Open-Borrower 1 Citizenship Documentation Is Missing Borrower is Permanent Non-US Citizen, photo identification is required. - Due Diligence Vendor-11/07/2023	Ready for Review-Document Uploaded. - Seller-11/07/2023	Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-11/14/2023 Rescinded-Auto Resolved, but Permanent Resident Alien Card available in loan file Pg: 409-410, verified & entered in system - Rescinded. - Due Diligence Vendor-11/08/2023 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-11/08/2023	XXXX #XXXX- Permanent Resident Alien Card.pdf			CA	Primary Residence	Purchase	NA	1247631	N/A	N/A
XXXX	242NQM459	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 411 and the Final Closing disclosure on Pg#’s 229, reflects escrows. Rate lock date was entered correctly – see Pg#’s 491. An interior and exterior appraisal was completed for this property – see pg 22, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 471-473, and copy of the appraisal was given to the borrower – see Pg#’s 471-473 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-11/14/2023

Rescinded-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower, pg 471
The loan meets HPML guidelines, rescinded.
- Due Diligence Vendor-11/03/2023	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 411 and the Final Closing disclosure on Pg#’s 229, reflects escrows. Rate lock date was entered correctly – see Pg#’s 491. An interior and exterior appraisal was completed for this property – see pg 22, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 471-473, and copy of the appraisal was given to the borrower – see Pg#’s 471-473 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-11/14/2023

 Rescinded-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower, pg 471
The loan meets HPML guidelines, rescinded.
 - Due Diligence Vendor-11/03/2023

								CA	Primary Residence	Purchase	NA	1243405	N/A	N/A
XXXX	242NQM459	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-11/14/2023 Ready for Review-Document Uploaded. - Seller-11/10/2023 Open-TRID: Missing Closing Disclosure Property is in (CA) dry funding state. Provide PCCD. - Due Diligence Vendor-11/03/2023	Ready for Review-Document Uploaded. - Seller-11/10/2023	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-11/14/2023	XXXX#XXXX-PCCD.pdf			CA	Primary Residence	Purchase	NA	1243408	N/A	N/A
XXXX	242NQM455	Resolved-The loan meets HPML guidelines - Due Diligence Vendor-11/10/2023

Rescinded-TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower, pg 495
The loan meets HPML guidelines, rescinded.
 - Due Diligence Vendor-11/07/2023

Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower
The loan meets HPML guidelines. pg#455
- Due Diligence Vendor-11/03/2023	Resolved-The loan meets HPML guidelines - Due Diligence Vendor-11/10/2023

 Rescinded-TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower, pg 495
The loan meets HPML guidelines, rescinded.
 - Due Diligence Vendor-11/07/2023

 Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower
The loan meets HPML guidelines. pg#455
 - Due Diligence Vendor-11/03/2023

								CA	Primary Residence	Purchase	NA	1243606	N/A	N/A
XXXX	242NQM455	Resolved-The loan meets HPML guidelines. - Due Diligence Vendor-11/10/2023

Rescinded-TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower, pg 495
The loan meets HPML guidelines, rescinded.
 - Due Diligence Vendor-11/07/2023

Rescinded-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower
The loan meets HPML guidelines. pg#455
- Due Diligence Vendor-11/03/2023	Resolved-The loan meets HPML guidelines. - Due Diligence Vendor-11/10/2023

 Rescinded-TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower, pg 495
The loan meets HPML guidelines, rescinded.
 - Due Diligence Vendor-11/07/2023

 Rescinded-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower
The loan meets HPML guidelines. pg#455
 - Due Diligence Vendor-11/03/2023

								CA	Primary Residence	Purchase	NA	1243609	N/A	N/A
XXXX	242NQM455	Counter-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-11/09/2023 Ready for Review-Document Uploaded. - Seller-11/07/2023 Open-TRID: Missing Closing Disclosure Subject is in DRY State-CA, Please provide PCCD - Due Diligence Vendor-11/03/2023	Ready for Review-Document Uploaded. - Seller-11/07/2023		XXXX_XXXX_PC CD.pdf			CA	Primary Residence	Purchase	NA	1243611	N/A	N/A
XXXX	242NQM418	Resolved-Document uploaded to verify that the borrower did not use Business Funds to Close but still the CPA did approve the use of business funds, verified & entered in system - Resolved. - Due Diligence Vendor-11/10/2023

Ready for Review-Document Uploaded. The borrower did not use Business Funds to Close. They only used their personal accounts. The only account in which he had the funds to close was his personal savngs account but the CPA did approve the use.  - Seller-11/09/2023

		Open-Borrower using business funds for closing, Please provide LOX for using business funds will have no impact on business - Due Diligence Vendor-11/03/2023	Ready for Review-Document Uploaded. The borrower did not use Business Funds to Close. They only used their personal accounts. The only account in which he had the funds to close was his personal savngs account but the CPA did approve the use. - Seller-11/09/2023	Resolved-Document uploaded to verify that the borrower did not use Business Funds to Close but still the CPA did approve the use of business funds, verified & entered in system - Resolved. - Due Diligence Vendor-11/10/2023	XXXXfortLtr_XXXX.pdf Grief Savings.pdf			TX	Primary Residence	Purchase	NA	1243382	N/A	N/A
XXXX	242NQM225	Waived-Exception approved to allow an ITIN A Grade borrower with a 699 FICO when guides state minimum FICO 700. - Due Diligence Vendor-11/29/2023

Ready for Review-Document Uploaded. See revised exception - Seller-11/27/2023

Counter-Thank you for providing the exception form. May you please correct the decision notes? The Borrower's FICO is stated as 660. However, per review the borrower's FICO is 699. - Due Diligence Vendor-11/20/2023

Ready for Review-Document Uploaded. See upload  - Seller-11/18/2023

		Open-Audited FICO of 699 is less than Guideline FICO of 700 Asper updated Loan approval, credit grade changed to A grade with ITIN 700+ FICO is minimum as per GL. Provide exception or clarify. - Due Diligence Vendor-11/17/2023	Ready for Review-Document Uploaded. See revised exception - Seller-11/27/2023 Ready for Review-Document Uploaded. See upload - Seller-11/18/2023	Waived-Exception approved to allow an ITIN A Grade borrower with a 699 FICO when guides state minimum FICO 700. - Due Diligence Vendor-11/29/2023	Exception Approval - XXXX #XXX .pdf Exception Approval - XXXX #XXXX - revised.pdf		LTV low - Qualifying LTV is 45.45%, GL Max LTV is 80%. High Residual Income - verified at $2,945.96/month. GL requires Residual Income of at least $1250/month.	AZ	Primary Residence	Refinance	Cash Out - Other	1266742	Originator Post-Close	Yes
XXXX	242NQM225	Resolved-Supplemental report received. Back end DTI per review is in line with lender's back end DTI, resolved. - Due Diligence Vendor-11/30/2023
Ready for Review-Document Uploaded.  - Seller-11/28/2023
Counter-In the uploaded, updated 1008 their is only change in income which doesn't validate DTI Discrepancy. As per Credit report monthly payments on Liabilities shows XXXX with $116, XXXX with $112, XXXX with $70 and XXXX with $42, whereas monthly payments on Final 1003 shows XXXX with $146, XXXX with $78, XXXX with $112 and XXXX with $81, which is also considered by U/W for DTI calculation. Due to which there is a difference in DTI off 1.44% from Calculated DTI 44.91% with U/W Calculated DTI 46.35% on Loan program pg#434, difference is more than 1% tolerance. - Due Diligence Vendor-11/20/2023
Ready for Review-upload 1008 - Seller-11/16/2023
		Open-As per Credit report monthly payments on Liabilities shows XXXX with $116, XXXX with $112, XXXX with $70 and XXXX with $42, whereas monthly payments on Final 1003 shows XXXX with $146, XXXX with $78, XXXX with $112 and XXXX with $81, which is also considered by U/W for DTI calculation. Due to there is a difference in DTI off 1.44% from Calculated DTI (44.91%) with U/W Calculated DTI on Loan program pg#434 46.35% which is more than 1% tolerance. - Due Diligence Vendor-11/03/2023	Ready for Review-Document Uploaded. - Seller-11/28/2023 Ready for Review-upload 1008 - Seller-11/16/2023	Resolved-Supplemental report received. Back end DTI per review is in line with lender's back end DTI, resolved. - Due Diligence Vendor-11/30/2023	LQI.pdf			AZ	Primary Residence	Refinance	Cash Out - Other	1243472	N/A	N/A
XXXX	242NQM225	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-11/29/2023

Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-11/29/2023

Resolved-Verified, only 1 late payment in last 12 months, which is acceptable asper updated credit grade A, verified & entered in system - Resolved. - Due Diligence Vendor-11/17/2023

Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-11/17/2023

Ready for Review-Document Uploaded. UPDATED LOAN APPROVAL - Seller-11/16/2023

		Open-Housing History Does Not Meet Guideline Requirements There is 30-day late payments for Primary Mortgage showing on credit report, which is within 12 months and it is not allowed as per A+ 08/31/2023 Loan program matrix, as Loan program shows housing history should be 0*30*12. Hence required Lender exception letter. - Due Diligence Vendor-11/03/2023	Ready for Review-Document Uploaded. UPDATED LOAN APPROVAL - Seller-11/16/2023	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-11/29/2023 Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-11/29/2023 Resolved-Verified, only 1 late payment in last 12 months, which is acceptable asper updated credit grade A, verified & entered in system - Resolved. - Due Diligence Vendor-11/17/2023 Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-11/17/2023	LOAN APPROVAL.jpg			AZ	Primary Residence	Refinance	Cash Out - Other	1243374	N/A	N/A
XXXX	242NQM225	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/29/2023 Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/17/2023 Ready for Review-Document Uploaded. - Seller-11/16/2023 Open-The 1008 document is missing from the loan file. Borrower income on 1008 shows $6238.35 which is not matching with Final 1003 income $5347.16, due to which DTI and HTI on 1008 is not matching with Loan program pg#434, hence required updated 1008 - Due Diligence Vendor-11/03/2023	Ready for Review-Document Uploaded. - Seller-11/16/2023	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/29/2023 Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/17/2023	final 1008.pdf			AZ	Primary Residence	Refinance	Cash Out - Other	1243417	N/A	N/A
XXXX	242NQM225	Resolved-Post Close CD updated to review. PCCE is Elevated, resolved. - Due Diligence Vendor-11/21/2023 Ready for Review-Document Uploaded. - Seller-11/16/2023 Open-TRID: Missing Closing Disclosure Provide post-consummation closing disclosure, since it is required for LSM Dry Fund States (Subject State is CA) - Due Diligence Vendor-11/03/2023	Ready for Review-Document Uploaded. - Seller-11/16/2023	Resolved-Post Close CD updated to review. PCCE is Elevated, resolved. - Due Diligence Vendor-11/21/2023	XXXX PCCD.pdf			AZ	Primary Residence	Refinance	Cash Out - Other	1243435	N/A	N/A
XXXX	242NQM262	Resolved-Explanation and supporting documents uploaded to verify HOA is not required to provide a blanket master-policy. Commercial Policies provided, coverage as a typical homeowners HO-3 policy - Resolved. - Due Diligence Vendor-11/10/2023 Resolved-HO-6 Insurance Policy is fully present - Due Diligence Vendor-11/10/2023 Ready for Review-Document Uploaded. Please see attached explanation and supporting documents. - Seller-11/09/2023 Open-HO-6 Insurance Policy is Missing Provide full document of HO-6 - Due Diligence Vendor-11/03/2023	Ready for Review-Document Uploaded. Please see attached explanation and supporting documents. - Seller-11/09/2023	Resolved-Explanation and supporting documents uploaded to verify HOA is not required to provide a blanket master-policy. Commercial Policies provided, coverage as a typical homeowners HO-3 policy - Resolved. - Due Diligence Vendor-11/10/2023 Resolved-HO-6 Insurance Policy is fully present - Due Diligence Vendor-11/10/2023	XXXX_XXXXE_UNIT B Coverage.pdf XXXX_XXXX_RCE.pdf XXXX_XXXX_HOI Explanation.pdf XXXX_XXXX_UNIT A Coverage.pdf			WA	Investment	Refinance	No Cash Out - Borrower Initiated	1243632	N/A	N/A
XXXX	242NQM262	Resolved-Verification of Rent uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/08/2023 Ready for Review-Document Uploaded. - Seller-11/07/2023 Open-Missing Verification of Rent Verification of Rent Missing - Due Diligence Vendor-11/03/2023	Ready for Review-Document Uploaded. - Seller-11/07/2023	Resolved-Verification of Rent uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/08/2023	XXXX_XXXX_VOR.pdf			WA	Investment	Refinance	No Cash Out - Borrower Initiated	1243687	N/A	N/A
XXXX	242NQM899	Resolved-The undiscounted rate provided by the client has been updated to the review, PC CE report is elevated, resolved. - Due Diligence Vendor-01/18/2024

Ready for Review-Document Uploaded.  - Seller-01/18/2024

Open-This loan failed the high-cost mortgage late charges test because per the Note the late charge is 5%. However per review the late charge should not exceed 4 percent of the amount of the payment past due. - Due Diligence Vendor-12/20/2023

		Open-This loan failed the high-cost mortgage late charges test for one of the following reasons: ( 12 CFR §1026.34(a)(8)(i) )The loan provides for a late payment fee in excess of 4% of the amount of the payment past due; orA value for the late charges amount was not provided.Any late payment charge imposed in connection with a high-cost mortgage must be specifically permitted by the terms of the loan contract or open-end credit agreement and may not exceed 4 percent of the amount of the payment past due. No such charge may be imposed more than once for a single late payment. - Due Diligence Vendor-11/07/2023	Ready for Review-Document Uploaded. - Seller-01/18/2024	Resolved-The undiscounted rate provided by the client has been updated to the review, PC CE report is elevated, resolved. - Due Diligence Vendor-01/18/2024	XXXX LOE.pdf			FL	Primary Residence	Purchase	NA	1247723	N/A	N/A
XXXX	242NQM899	Resolved-The undiscounted rate provided by the client has been updated to the review, PC CE report is elevated, resolved. - Due Diligence Vendor-01/18/2024
Ready for Review-Document Uploaded.  - Seller-01/18/2024
Open-This loan failed the high-cost mortgage points and fees threshold test because per review the maximum amount allowed to be charged to the borrower for section A fees is $15,110.23. However, the total charged is $XXXX. The borrower was overcharged by $2,514.02.  - Due Diligence Vendor-12/20/2023
Open-This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: ( 12 CFR §1026.32(a)(1)(ii)(A), (B) )The loan amount is $XXXX or more, and the transaction's total points and fees is $17,624.25, which exceeds 5 percent of the total loan amount of $XXX; or The loan amount is less than $XXXX and the transaction's total points and fees is $17,624.25, which exceeds the lesser of 8 percent of the total loan amount of $XXXX. - Due Diligence Vendor-12/20/2023
		Open-This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: ( 12 CFR §1026.32(a)(1)(ii)(A), (B) )The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 5 percent of the total loan amount of $XXXX; or The loan amount is less than $XXXX and the transaction's total points and fees is $XXXX, which exceeds the lesser of 8 percent of the total loan amount of $XXXX or $XXXX. - Due Diligence Vendor-11/07/2023	Ready for Review-Document Uploaded. - Seller-01/18/2024	Resolved-The undiscounted rate provided by the client has been updated to the review, PC CE report is elevated, resolved. - Due Diligence Vendor-01/18/2024	XXXX LOE.pdf			FL	Primary Residence	Purchase	NA	1247725	N/A	N/A
XXXX	242NQM899	Resolved-The undiscounted rate provided by the client has been updated to the review, PC CE report is elevated, resolved. - Due Diligence Vendor-01/18/2024

Ready for Review-Document Uploaded. See attached. - Seller-01/18/2024

Open-This loan failed the high-cost mortgage timing of disclosure test because this loan has been identified as a high cost purchase however there is no evidence in the file that the required High-Cost Mortgage Disclosure was furnished to the borrower. - Due Diligence Vendor-12/20/2023

		Open-This loan failed the high-cost mortgage timing of disclosure test due to one of the following findings: ( 12 CFR §1026.31(c) )The High-Cost Mortgage Disclosure Date indicates the creditor did not furnish the disclosure required by 12 CFR §1026.32 at least three business days prior to the consummation or account opening of a high-cost mortgage; orThe High-Cost Mortgage Disclosure Date was not provided; orNeither the consummation date nor the closing date was provided. - Due Diligence Vendor-11/07/2023	Ready for Review-Document Uploaded. See attached. - Seller-01/18/2024	Resolved-The undiscounted rate provided by the client has been updated to the review, PC CE report is elevated, resolved. - Due Diligence Vendor-01/18/2024	XXXX LOE.pdf			FL	Primary Residence	Purchase	NA	1247726	N/A	N/A
XXXX	242NQM899	Resolved-The undiscounted rate provided by the client has been updated to the review, PC CE report is elevated, resolved. - Due Diligence Vendor-01/18/2024

Ready for Review-Document Uploaded.  - Seller-01/18/2024

Open-This loan failed the high-cost mortgage pre-loan counseling date test because this loan has been identified as a High-Cost Mortgage. However, there is no evidence of written certification that the borrower has obtained high-cost mortgage pre-loan counseling. - Due Diligence Vendor-12/20/2023

		Open-This loan failed the high-cost mortgage pre-loan counseling date test due to one of the following findings: (12 CFR §1026.34(a)(5)(i), (ii))The loan is a 2010 RESPA loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the good faith estimate or the disclosures required by 12 CFR §1026.40; or The loan is a 2015 TRID loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the initial loan estimate or the disclosures required by 12 CFR §1026.40; or The High-Cost Mortgage Pre-Loan Counseling Date was not provided; orThe High-Cost Mortgage Pre-Loan Counseling Date is on or after the closing date or estimated closing date.Certification of counseling required. A creditor shall not extend a high-cost mortgage to a consumer unless the creditor receives written certification that the consumer has obtained counseling on the advisability of the mortgage from a counselor that is approved to provide such counseling by the Secretary of the U.S. Department of Housing and Urban Development or, if permitted by the Secretary, by a State housing finance authority.(ii) Timing of counseling. The counseling required under this paragraph (a)(5) must occur after:(A) The consumer receives either the disclosure required by section 5(c) of the Real Estate Settlement Procedures Act of 1974 (12 U.S.C. 2604(c)) or the disclosures required by §1026.40; or(B) The consumer receives the disclosures required by §1026.32(c), for transactions in which neither of the disclosures listed in (A) are provided. - Due Diligence Vendor-11/07/2023	Ready for Review-Document Uploaded. - Seller-01/18/2024	Resolved-The undiscounted rate provided by the client has been updated to the review, PC CE report is elevated, resolved. - Due Diligence Vendor-01/18/2024	XXXX LOE.pdf			FL	Primary Residence	Purchase	NA	1247722	N/A	N/A
XXXX	242NQM899	Resolved-Property is Flip transaction, we required that two (2) appraisals. Both appraisals uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/10/2023

Ready for Review-Document Uploaded. This property was a Flip transaction. We required that two (2) appraisals be done and it seems like we accidentally only sent you one. Please see both reports.  - Seller-11/09/2023

		Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per securitization requirements and CU Score, if present, is greater than 2.5 Secondary Valuation or Additional Valuation is required, CU Score is 3 greater than 2.5. - Due Diligence Vendor-11/07/2023	Ready for Review-Document Uploaded. This property was a Flip transaction. We required that two (2) appraisals be done and it seems like we accidentally only sent you one. Please see both reports. - Seller-11/09/2023	Resolved-Property is Flip transaction, we required that two (2) appraisals. Both appraisals uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/10/2023	XXXX #1 XXXX.pdf XXXX #2 Appraisal.pdf			FL	Primary Residence	Purchase	NA	1247681	N/A	N/A
XXXX	242NQM899	Resolved-Wire Transfer for gift of $XXXX uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/10/2023 Ready for Review-Document Uploaded. - Seller-11/09/2023 Open-Asset 5- Gift, evidence of gift deposit $XXXX missing. Gift Letter on page 320. - Due Diligence Vendor-11/07/2023	Ready for Review-Document Uploaded. - Seller-11/09/2023	Resolved-Wire Transfer for gift of $XXXX uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/10/2023	XXXX RECEIPT- XXXX.pdf			FL	Primary Residence	Purchase	NA	1248188	N/A	N/A
XXXX	242NQM460	Resolved-Finding re-opened due to running CE report. Status changed back to resolved. - Due Diligence Vendor-11/21/2023
Resolved-Per HPML cert provided, the lender has acknowledged that this is a higher priced transaction, resolved. - Due Diligence Vendor-11/20/2023
Resolved-Lender has provided an executed HPML cert. Loan passes HPML checks including escrow and appraisal verification - Due Diligence Vendor-11/20/2023
Ready for Review-Document Uploaded.  - Seller-11/16/2023
Open-This loan failed the MD COMAR higher-priced mortgage loan test. ( Maryland COMAR 09.03.06.02B(13) ,  COMAR 09.03.09.02B(6) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Maryland Regulations (COMAR).

While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Document is not in File Therefore Verified other HPML Requirements.

TRID Header Disclosure Page was entered correctly

All disclosures, COC’s, Fees, and dates are entered correctly

Rate lock date was entered correctly

Borrower is escrowing

An interior and exterior appraisal was completed for this property,

appraisal disclosure was provided to the borrower(s),

a copy of the appraisal was given to the borrower

The loan meets HPML guidelines
		- Due Diligence Vendor-11/07/2023	Ready for Review-Document Uploaded. - Seller-11/16/2023	Resolved-Finding re-opened due to running CE report. Status changed back to resolved. - Due Diligence Vendor-11/21/2023 Resolved-Per HPML cert provided, the lender has acknowledged that this is a higher priced transaction, resolved. - Due Diligence Vendor-11/20/2023 Resolved-Lender has provided an executed HPML cert. Loan passes HPML checks including escrow and appraisal verification - Due Diligence Vendor-11/20/2023	HPML.pdf			MD	Primary Residence	Refinance	Cash Out - Other	1248265	N/A	N/A
XXXX	242NQM460	Resolved-Policy in file confirmed. Property insurance has been updated to reflect the provided document - Due Diligence Vendor-11/20/2023 Resolved-HO-6 Master Insurance Policy is fully present - Due Diligence Vendor-11/20/2023 Ready for Review-Document Uploaded. - Seller-11/16/2023 Open-Missing HO-6 Master Insurance Policy Ho-6 Master Insurance Policy is missing in File - Due Diligence Vendor-11/07/2023	Ready for Review-Document Uploaded. - Seller-11/16/2023	Resolved-Policy in file confirmed. Property insurance has been updated to reflect the provided document - Due Diligence Vendor-11/20/2023 Resolved-HO-6 Master Insurance Policy is fully present - Due Diligence Vendor-11/20/2023	HO-6 XXXX.pdf			MD	Primary Residence	Refinance	Cash Out - Other	1248165	N/A	N/A
XXXX	242NQM306	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-11/15/2023
Resolved-Clarification received, 1003 reflects gift iao $XXXX, assets screen updated to reflect gift iao $XXXX, resolved.  - Due Diligence Vendor-11/14/2023
Ready for Review-Hi XXXX, there is only the $XXXX gift.  Title only receive the $XXXX.  No $XXXX was receive from title. - Seller-11/10/2023
		Open-TRID: Missing Final Closing Disclosure Please provide an updated Final CD as it is missing a Gift that we have letter and wire transfer for in the amount of $XXXX. Please clarify the gifts and down payment which totaled together is higher than loan amount. - Due Diligence Vendor-11/09/2023	Ready for Review-Hi XXXX, there is only the $XXXX gift. Title only receive the $XXX. No $XXXX was receive from title. - Seller-11/10/2023	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-11/15/2023 Resolved-Clarification received, 1003 reflects gift iao $XXXX, assets screen updated to reflect gift iao $XXXX, resolved. - Due Diligence Vendor-11/14/2023				TX	Primary Residence	Purchase	NA	1253671	N/A	N/A
XXXX	242NQM425	Resolved-Matrix reviewed. Asset page has been updated. Resolved - Due Diligence Vendor-12/15/2023 Ready for Review-Based on guidelines reserves are required over 65% LTV. Our LTV is at XXXX% - Seller-12/14/2023 Open-Asset Qualification Does Not Meet Guideline Requirements As per guidelines, the funds from a 1031 Exchange cannot be used for reserves. Please provide additional assets as there are not post close funds available. - Due Diligence Vendor-12/11/2023	Ready for Review-Based on guidelines reserves are required over XXXX LTV. Our LTV is at XXXX% - Seller-12/14/2023	Resolved-Matrix reviewed. Asset page has been updated. Resolved - Due Diligence Vendor-12/15/2023				OH	Investment	Purchase	NA	1306060	N/A	N/A
XXXX	242NQM425	Resolved-Asset Record 1 Meets G/L Requirements Receipt of funds $XXXX uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/08/2023 Ready for Review-Document Uploaded. - Seller-12/07/2023 Open-Asset Record 1 Does Not Meet G/L Requirements The 1031 Exchange is missing the evidence of receipt of the $XXXX. Please provide evidence of receipt of the $XXXX. - Due Diligence Vendor-12/06/2023	Ready for Review-Document Uploaded. - Seller-12/07/2023	Resolved-Asset Record 1 Meets G/L Requirements Receipt of funds $XXXX uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/08/2023	XXXX #XXXX- 1031 exchange funds.pdf			OH	Investment	Purchase	NA	1295885	N/A	N/A
XXXX	242NQM425	Resolved-Proof of EMD received and updated to assets screen, resolved. - Due Diligence Vendor-12/05/2023

Ready for Review-Document Uploaded.  - Seller-12/01/2023

Counter-Asper HUD-1, their is a EMD deposit of $2000 is been paid by borrower on purchase of the subject property. Though borrower is getting cash to close, since EMD is already been paid by borrower need proof of payment/wire transfer. Please provide proof of payment/wire transfer to verify the EMD deposit of $2000. - Due Diligence Vendor-11/29/2023

Ready for Review-Document Uploaded.  - Seller-11/28/2023

		Open-Request you to provide the proof or wire transfer for Earnest money deposit $2000. - Due Diligence Vendor-11/06/2023	Ready for Review-Document Uploaded. - Seller-12/01/2023 Ready for Review-Document Uploaded. - Seller-11/28/2023	Resolved-Proof of EMD received and updated to assets screen, resolved. - Due Diligence Vendor-12/05/2023	XXXX #XXXX- EMD LOE.docx XXXX #XXXX- EMD.docx			OH	Investment	Purchase	NA	1246374	N/A	N/A
XXXX	242NQM247	Resolved-The Final 1003 is Present - Due Diligence Vendor-11/27/2023 Resolved-Final 1003 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/15/2023 Resolved-The Final 1003 is Present - Due Diligence Vendor-11/15/2023 Ready for Review-Document Uploaded. - Seller-11/14/2023 Open-The Final 1003 is Missing Final 1003 is missing in File - Due Diligence Vendor-11/09/2023	Ready for Review-Document Uploaded. - Seller-11/14/2023	Resolved-The Final 1003 is Present - Due Diligence Vendor-11/27/2023 Resolved-Final 1003 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/15/2023 Resolved-The Final 1003 is Present - Due Diligence Vendor-11/15/2023	XXXX #XXXX-final 1003.pdf			FL	Investment	Refinance	Cash Out - Other	1252788	N/A	N/A
XXXX	242NQM247	Resolved-HUD provided updated to review for fee testing for BP loan. Per client an addendum with the break down of the additional settlement fees is not available. The doc storage fee and courier fee on the GFE and HUD comparison page were added to fee testing. The difference in settlement charges per review is $9.93. Resolved. - Due Diligence Vendor-11/27/2023

Ready for Review-Document Uploaded.  - Seller-11/21/2023

Counter-Thank you for providing the HUD. Please provide the complete HUD addendum. - Due Diligence Vendor-11/20/2023

Ready for Review-Document Uploaded.  - Seller-11/16/2023

Ready for Review-Document Uploaded.  - Seller-11/16/2023

Counter-The document provided is a disbursement summary. Please provide a HUD or settlement statement in order to complete fee testing.  - Due Diligence Vendor-11/16/2023

Ready for Review-Document Uploaded.  - Seller-11/14/2023

		Open-Final HUD-1 Document is Missing. HUD-1 Document is Missing in File - Due Diligence Vendor-11/09/2023	Ready for Review-Document Uploaded. - Seller-11/21/2023 Ready for Review-Document Uploaded. - Seller-11/16/2023 Ready for Review-Document Uploaded. - Seller-11/16/2023 Ready for Review-Document Uploaded. - Seller-11/14/2023	Resolved-HUD provided updated to review for fee testing for BP loan. Per client an addendum with the break down of the additional settlement fees is not available. The doc storage fee and courier fee on the GFE and HUD comparison page were added to fee testing. The difference in settlement charges per review is $9.93. Resolved. - Due Diligence Vendor-11/27/2023	XXXX-HUD Executed (1) (002).pdf XXXX #XXXX- LOE for HUD Addendum.docx			FL	Investment	Refinance	Cash Out - Other	1252861	N/A	N/A
XXXX	242NQM297	Resolved-Flood Certificate uploaded for subject property, verified & entered in system - Resolved. - Due Diligence Vendor-11/17/2023 Resolved-Flood Certificate is fully present - Due Diligence Vendor-11/17/2023 Ready for Review-Document Uploaded. - Seller-11/16/2023 Open-Missing Flood Certificate - Due Diligence Vendor-11/06/2023	Ready for Review-Document Uploaded. - Seller-11/16/2023	Resolved-Flood Certificate uploaded for subject property, verified & entered in system - Resolved. - Due Diligence Vendor-11/17/2023 Resolved-Flood Certificate is fully present - Due Diligence Vendor-11/17/2023	XXXX #XXXX-flood cert.pdf			CA	Investment	Refinance	Cash Out - Other	1246210	N/A	N/A
XXXX	242NQM297	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-11/15/2023 Ready for Review-Document Uploaded. - Seller-11/13/2023 Counter-Provided\uploaded Appraisal Review is not for the subject property, please provide Secondary Valuation or Additional Valuation for the subject property. - Due Diligence Vendor-11/13/2023 Ready for Review-Document Uploaded. - Seller-11/10/2023 Open-Secondary Valuation or Additional Valuation is required, CU Score not provided - Due Diligence Vendor-11/07/2023	Ready for Review-Document Uploaded. - Seller-11/13/2023 Ready for Review-Document Uploaded. - Seller-11/10/2023	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-11/15/2023	XXXX#XXXX- Appraisal Review.pdf XXXX#XXXX- Appraisal Review.pdf XXXX#XXXX-invocie.pdf			CA	Investment	Refinance	Cash Out - Other	1248195	N/A	N/A
XXXX	242NQM297	Resolved-Updated Lender Approval Form uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/13/2023 Ready for Review-Document Uploaded. - Seller-11/10/2023 Open-Matrix Version Date Missing in Lender Approval Form. - Due Diligence Vendor-11/06/2023	Ready for Review-Document Uploaded. - Seller-11/10/2023	Resolved-Updated Lender Approval Form uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/13/2023	XXXX #XXXX-NANQ.docx			CA	Investment	Refinance	Cash Out - Other	1246269	N/A	N/A
XXXX	242NQM305	Resolved-HO-6 Insurance Policy is fully present - Due Diligence Vendor-11/29/2023

Resolved-HO-6 Insurance Policy is fully present - Due Diligence Vendor-11/29/2023

Resolved-Confirmed HOI policy is in the loan package and updated the property screen accordingly as this is not an H0-6 policy. Resolved. - Due Diligence Vendor-11/29/2023

Ready for Review-Please waive as hazard insurance policy was uploaded in the original package. - Seller-11/29/2023

Counter-Please provide the hazard insurance policy that includes the coverage information.  - Due Diligence Vendor-11/28/2023

Resolved-Invoice received, resolved.  - Due Diligence Vendor-11/28/2023

Ready for Review-Document Uploaded.  - Seller-11/22/2023

Counter-The invoice for the insurance is missing. Please provide the HOI invoice.  - Due Diligence Vendor-11/17/2023

Resolved-Client confirmed subject property does not have a Master Insurance policy the borrower has his own insurance covering both units. - Due Diligence Vendor-11/15/2023

Ready for Review-Document Uploaded.  - Seller-11/13/2023

		Open-HO-6 Insurance Policy is Missing Request to provide HO-6 Insurance Policy which is Missing. - Due Diligence Vendor-11/08/2023	Ready for Review-Please waive as hazard insurance policy was uploaded in the original package. - Seller-11/29/2023 Ready for Review-Document Uploaded. - Seller-11/22/2023 Ready for Review-Document Uploaded. - Seller-11/13/2023	Resolved-HO-6 Insurance Policy is fully present - Due Diligence Vendor-11/29/2023 Resolved-HO-6 Insurance Policy is fully present - Due Diligence Vendor-11/29/2023 Resolved-Confirmed HOI policy is in the loan package and updated the property screen accordingly as this is not an H0-6 policy. Resolved. - Due Diligence Vendor-11/29/2023 Resolved-Invoice received, resolved. - Due Diligence Vendor-11/28/2023 Resolved-Client confirmed subject property does not have a Master Insurance policy the borrower has his own insurance covering both units. - Due Diligence Vendor-11/15/2023	XXXX #XXXX-LOE.docx XXXX #XXXX-Invoice.pdf			WA	Investment	Refinance	Cash Out - Other	1251069	N/A	N/A
XXXX	242NQM305	Resolved-Client confirmed the subject property does not have HOA. - Due Diligence Vendor-11/15/2023 Ready for Review-Document Uploaded. - Seller-11/13/2023 Open-HOA Questionnaire is Missing or Partial. Request to provide HOA Questionnaire which is Missing in file. - Due Diligence Vendor-11/08/2023	Ready for Review-Document Uploaded. - Seller-11/13/2023	Resolved-Client confirmed the subject property does not have HOA. - Due Diligence Vendor-11/15/2023	XXXX #XXXX-LOE.docx			WA	Investment	Refinance	Cash Out - Other	1251055	N/A	N/A
XXXX	242NQM305	Resolved-Client confirmed the borrower does not pay HOA. - Due Diligence Vendor-11/15/2023 Ready for Review-Document Uploaded. - Seller-11/13/2023 Open-Request to provide updated Appraisal with HOA fee as the property identified as Condominium. - Due Diligence Vendor-11/10/2023	Ready for Review-Document Uploaded. - Seller-11/13/2023	Resolved-Client confirmed the borrower does not pay HOA. - Due Diligence Vendor-11/15/2023	XXXX #XXXX-LOE.docx			WA	Investment	Refinance	Cash Out - Other	1255309	N/A	N/A
XXXX	242NQM294	Resolved-Quit Claim Deed uploaded & verified in Pg: 101 of loan file, verifying the file moving out of the LLC into the borrower - Resolved. - Due Diligence Vendor-11/14/2023
Resolved-Title Document is Provided And Complete - Due Diligence Vendor-11/14/2023
Ready for Review-Document Uploaded. Hi XXXX, there is a Deed in the file moving out of the LLC into the borrower.  I have attached it here. - Seller-11/10/2023
		Open-Title Document is Incomplete The Title page 306 is vested in the name of the LLC, not in the borrowers name. The Note and Deed of Trust are in the name of the borrower not the LLC. Please provide updated Title. - Due Diligence Vendor-11/10/2023	Ready for Review-Document Uploaded. Hi XXXX, there is a Deed in the file moving out of the LLC into the borrower. I have attached it here. - Seller-11/10/2023	Resolved-Quit Claim Deed uploaded & verified in Pg: 101 of loan file, verifying the file moving out of the LLC into the borrower - Resolved. - Due Diligence Vendor-11/14/2023 Resolved-Title Document is Provided And Complete - Due Diligence Vendor-11/14/2023	QCD.pdf			WA	Investment	Refinance	No Cash Out - Borrower Initiated	1256450	N/A	N/A
XXXX	242NQM294	Resolved-Updated 1003 uploaded, removing XXXX asset of $XXX, verified & entered in system - Resolved. - Due Diligence Vendor-11/13/2023 Ready for Review-Document Uploaded. Hi XXXX, per our UW, we don't need it. Please see updated 1003 removing the XXXX. - Seller-11/10/2023 Open-Provide Asset document to verify the Asset (XXXX - $XXXX) given in Final 1003, Missing in File - Due Diligence Vendor-11/08/2023	Ready for Review-Document Uploaded. Hi XXXX, per our UW, we don't need it. Please see updated 1003 removing the XXXX. - Seller-11/10/2023	Resolved-Updated 1003 uploaded, removing XXXX asset of $XXXX, verified & entered in system - Resolved. - Due Diligence Vendor-11/13/2023	updated 1003.pdf			WA	Investment	Refinance	No Cash Out - Borrower Initiated	1249902	N/A	N/A
XXXX	242NQM461	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-11/16/2023 Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-11/15/2023 Ready for Review-Document Uploaded. - Seller-11/14/2023 Open-TRID: Missing Closing Disclosure Subject is in DRY State-CA, Please provide PCCD - Due Diligence Vendor-11/08/2023	Ready for Review-Document Uploaded. - Seller-11/14/2023	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-11/16/2023 Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-11/15/2023	XXXX-PCCD.pdf			CA	Primary Residence	Purchase	NA	1250094	N/A	N/A
XXXX	242NQM461	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 530 and the Final Closing disclosure on Pg#’s 242, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 757. An interior and exterior appraisal was completed for this property – see pg 37, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 673-675, and copy of the appraisal was given to the borrower – see Pg#’s 673-675 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-11/15/2023

Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-11/08/2023	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 530 and the Final Closing disclosure on Pg#’s 242, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 757. An interior and exterior appraisal was completed for this property – see pg 37, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 673-675, and copy of the appraisal was given to the borrower – see Pg#’s 673-675 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-11/15/2023

 Rescinded-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-11/08/2023

								CA	Primary Residence	Purchase	NA	1250132	N/A	N/A
XXXX	242NQM461	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 530 and the Final Closing disclosure on Pg#’s 242, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 757. An interior and exterior appraisal was completed for this property – see pg 37, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 673-675, and copy of the appraisal was given to the borrower – see Pg#’s 673-675 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-11/15/2023

Rescinded-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower
The loan meets HPML guidelines. pg#601
- Due Diligence Vendor-11/08/2023	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 530 and the Final Closing disclosure on Pg#’s 242, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 757. An interior and exterior appraisal was completed for this property – see pg 37, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 673-675, and copy of the appraisal was given to the borrower – see Pg#’s 673-675 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-11/15/2023

 Rescinded-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly
All disclosures, COC’s, Fees, and dates are entered correctly
Rate lock date was entered correctly
Borrower is escrowing
An interior and exterior appraisal was completed for this property, appraisal disclosure was provided to the borrower(s),
a copy of the appraisal was given to the borrower
The loan meets HPML guidelines. pg#601
 - Due Diligence Vendor-11/08/2023

								CA	Primary Residence	Purchase	NA	1250135	N/A	N/A
XXXX	242NQM461	Resolved-Updated Deed of Trust uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/15/2023 Resolved-The Deed of Trust is Present - Due Diligence Vendor-11/15/2023 Ready for Review-Document Uploaded. - Seller-11/14/2023 Open-The Deed of Trust is Missing Notary date on page#398 of DOT mentioned as XXXX instead of XXXX. Please clarify/provide updated document - Due Diligence Vendor-11/08/2023	Ready for Review-Document Uploaded. - Seller-11/14/2023	Resolved-Updated Deed of Trust uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/15/2023 Resolved-The Deed of Trust is Present - Due Diligence Vendor-11/15/2023	DOT.pdf			CA	Primary Residence	Purchase	NA	1250060	N/A	N/A
XXXX	242NQM894	Resolved-Corrected enhanced desk review received, resolved. - Due Diligence Vendor-01/10/2024

Ready for Review-Document Uploaded.  - Seller-01/08/2024

Counter-Escalated to management. Management has sent an email to Client management. - Due Diligence Vendor-12/21/2023

Ready for Review-Document Uploaded.  - Seller-12/20/2023

Counter-We need the appraisal corrected to state 4 units or to be corrected to show 2 units and  2 accessory units -  and  we need the CDA to reflect 2 units + 2 accessory units or if the appraisal is corrected to show 4 units this will be ok not to correct.  The bottom line is that All the valuation documents should match each other for the property and property description. - Due Diligence Vendor-12/06/2023

Ready for Review-The appraisal does not need to be corrected because the appraiser compared property as it is recorded in tax records to similar properties and his explanation does cover/explain the property had an addition of two ADU units which were not in the public records but were done in a workmanlike manner. Everything is covered by the Appraiser - Seller-12/04/2023

Counter-Please provide updated Desk Review or Appraisal as the desk review shows the property is 4 units and the Appraisal shows 2 units.  - Due Diligence Vendor-12/01/2023

Resolved-Asper LOE provided, verified that the Appraiser did not credit the subject with the 2 additional ADU’s as the public records only showed 6 bedrooms and 4 bathrooms. And Appraiser did state upon inspection the property had 8 bedrooms and 6 bathrooms. This is acceptable as he is indicating it was done in a workmanlike manner. And Subject is not done subject to because missing stoves does not affect the value of the property, Asper primary appraisal Unit 2 already have stove, stoves picture attached in 1004D is belongs to Unit 1 & 2 ADU's - Resolved. - Due Diligence Vendor-11/30/2023

Ready for Review-Document Uploaded.  - Seller-11/29/2023

Open-The Appraisal page 32 shows the property is a duplex with 6 bedrooms and 4 bathrooms for 2 units. The appraiser does mention the 2 ADU's however does not credit them in the General Description box or in the Unit breakdown's. The Appraisal is marked As-Is although there is a 1004D in file. The 1004D page 82 is missing the photo for ADU# 2 appliances. The Appraisal Risk review page 452 shows the property as 8 bedrooms and 6 bathrooms and 4 units. - Due Diligence Vendor-11/28/2023	Ready for Review-Document Uploaded. - Seller-01/08/2024 Ready for Review-Document Uploaded. - Seller-12/20/2023 Ready for Review-The appraisal does not need to be corrected because the appraiser compared property as it is recorded in tax records to similar properties and his explanation does cover/explain the property had an addition of two ADU units which were not in the public records but were done in a workmanlike manner. Everything is covered by the Appraiser - Seller-12/04/2023 Ready for Review-Document Uploaded. - Seller-11/29/2023	Resolved-Corrected enhanced desk review received, resolved. - Due Diligence Vendor-01/10/2024

 Resolved-Asper LOE provided, verified that the Appraiser did not credit the subject with the 2 additional ADU’s as the public records only showed 6 bedrooms and 4 bathrooms. And Appraiser did state upon inspection the property had 8 bedrooms and 6 bathrooms. This is acceptable as he is indicating it was done in a workmanlike manner. And Subject is not done subject to because missing stoves does not affect the value of the property, Asper primary appraisal Unit 2 already have stove, stoves picture attached in 1004D is belongs to Unit 1 & 2 ADU's - Resolved. - Due Diligence Vendor-11/30/2023

					XXXX #XXXX-appraisal.docx XXXX.1.Report.pdf			CA	Primary Residence	Purchase	NA	1278415	N/A	N/A
XXXX	242NQM894	Resolved-Clarification on insurance on additional structure for PCCD received. Updated PCCD received and updated to review, PC CE report is minimal, resolved. - Due Diligence Vendor-11/27/2023
Ready for Review-Document Uploaded.  - Seller-11/21/2023
Counter-The PCCD was uploaded without a comment providing clarification. Please advise on page 1 of the PCCD that indicates there is another escrow item included in escrow. However per the IEADS there is only property insurance and property taxes included in escrow. Also please confirm the amount of $318,022.39 is in section L as it has no description. - Due Diligence Vendor-11/20/2023
Ready for Review-Document Uploaded.  - Seller-11/16/2023
Counter-Please provide clarification on the PCCD. Page 1 of the PCCD indicates there is another escrow item included in escrow. However per the IEADS there is only property insurance and property taxes included in escrow. also please confirm the amount of $XXXX is in section L as it has no description.  - Due Diligence Vendor-11/15/2023
Ready for Review-Document Uploaded.  - Seller-11/13/2023
Open-TRID: Missing Closing Disclosure Request to provide Post Closing Disclosure as the subject property is in dry fund state CA.
		- Due Diligence Vendor-11/08/2023	Ready for Review-Document Uploaded. - Seller-11/21/2023 Ready for Review-Document Uploaded. - Seller-11/16/2023 Ready for Review-Document Uploaded. - Seller-11/13/2023	Resolved-Clarification on insurance on additional structure for PCCD received. Updated PCCD received and updated to review, PC CE report is minimal, resolved. - Due Diligence Vendor-11/27/2023	XXXX #XXXX-PCCD.pdf XXXX #XXXX-PCCD.pdf XXXX #XXXX- Insurance for Main Structure.pdf XXXX #XXXX-Insurance for Secondary Structure.pdf XXXX #XXXX-updated PCCD.pdf			CA	Primary Residence	Purchase	NA	1250835	N/A	N/A
XXXX	242NQM894	Resolved-The Final 1003 is Present - Due Diligence Vendor-11/15/2023 Open- - Due Diligence Vendor-11/15/2023 Ready for Review-Document Uploaded. - Seller-11/14/2023 Open-The Final 1003 is Incomplete Request to provide updated borrower1 1003 with Citizenship selection. - Due Diligence Vendor-11/08/2023	Ready for Review-Document Uploaded. - Seller-11/14/2023	Resolved-The Final 1003 is Present - Due Diligence Vendor-11/15/2023	XXXX #XXXX-1003.pdf			CA	Primary Residence	Purchase	NA	1250400	N/A	N/A
XXXX	242NQM293	Resolved-PCCD has been received and reviewed. CE has been run with Elevated result - Due Diligence Vendor-11/14/2023 Ready for Review-Document Uploaded. - Seller-11/13/2023 Open-TRID: Missing Closing Disclosure Property is in (CA) dry funding state. Provide PCCD. - Due Diligence Vendor-11/08/2023	Ready for Review-Document Uploaded. - Seller-11/13/2023	Resolved-PCCD has been received and reviewed. CE has been run with Elevated result - Due Diligence Vendor-11/14/2023	XXXX_XXXX_PCCD.pdf			CA	Primary Residence	Purchase	NA	1250302	N/A	N/A
XXXX	242NQM293	Resolved- - Due Diligence Vendor-11/14/2023 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-11/14/2023		Resolved- - Due Diligence Vendor-11/14/2023				CA	Primary Residence	Purchase	NA	1261830	N/A	N/A
XXXX	242NQM293	Resolved- - Due Diligence Vendor-11/14/2023 Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-11/14/2023		Resolved- - Due Diligence Vendor-11/14/2023				CA	Primary Residence	Purchase	NA	1261831	N/A	N/A
XXXX	242NQM293	Resolved- - Due Diligence Vendor-11/14/2023

		Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $400.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-11/14/2023		Resolved- - Due Diligence Vendor-11/14/2023				CA	Primary Residence	Purchase	NA	1261832	N/A	N/A
XXXX	242NQM300	Resolved-Per LSM, using the lower of the two borrowers middle scores which is 750. This is the most conservative score for qualifying - Resolved. - Due Diligence Vendor-11/14/2023

Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/14/2023

Ready for Review-This is a system limitation. Please waive this correction.  The system is using the lower of the two borrowers middle scores which is 750.  This is the most conservative score for qualifying,   - Seller-11/13/2023

		Open-The 1008 document is missing from the loan file. Qualifying FICO on the 1008 Page is '750' but the Qualifying FICO from the Credit Liabilities Page is '776'. Qualifying FICO method updated "Primary Wage Earner Mid Score" as per guidelines. Need updated Approval as well as it shows 750 as well. - Due Diligence Vendor-11/08/2023	Ready for Review-This is a system limitation. Please waive this correction. The system is using the lower of the two borrowers middle scores which is 750. This is the most conservative score for qualifying, - Seller-11/13/2023	Resolved-Per LSM, using the lower of the two borrowers middle scores which is 750. This is the most conservative score for qualifying - Resolved. - Due Diligence Vendor-11/14/2023 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/14/2023				MD	Primary Residence	Purchase	NA	1250686	N/A	N/A
XXXX	242NQM463	Resolved-PCCD updated, CE Elevated, resolved. - Due Diligence Vendor-11/15/2023 Ready for Review-Document Uploaded. - Seller-11/13/2023 Open-TRID: Missing Closing Disclosure Provide post-consummation closing disclosure, since it is required for LSM Dry Fund States (Subject State is CA) - Due Diligence Vendor-11/09/2023	Ready for Review-Document Uploaded. - Seller-11/13/2023	Resolved-PCCD updated, CE Elevated, resolved. - Due Diligence Vendor-11/15/2023	XXXX_XXXX_PCCD.pdf			CA	Primary Residence	Purchase	NA	1252817	N/A	N/A
XXXX	242NQM463	Resolved-Fired in error, PCCD uploaded and CE elevated. - Due Diligence Vendor-11/15/2023

		Open-This loan failed the TRID post-consummation revised closing disclosure data validation test.This loan contains a post-consummation reason for redisclosure, but it does not provide either:A consummation date; orA post-consummation revised closing disclosure delivery date; orA date when the event in connection with the settlement of the transaction that caused the closing disclosure to become inaccurate and thereby resulted in a change to an amount actually paid by the consumer from the closing disclosure occurred; orA date when the creditor knew of the event in connection with the settlement of the transaction that caused the closing disclosure to become inaccurate and thereby resulted in a change to an amount actually paid by the consumer from the closing disclosure.These dates are necessary to determine the timing requirement in the Post-Consummation Event and Revised Closing Disclosure Delivery Date Test. - Due Diligence Vendor-11/15/2023		Resolved-Fired in error, PCCD uploaded and CE elevated. - Due Diligence Vendor-11/15/2023				CA	Primary Residence	Purchase	NA	1262509	N/A	N/A
XXXX	242NQM427	Resolved-Loan is an investment property DSCR. There is no "Primary Wage Earner" as there is no employment/income documented. 641 is the correct credit score to use and the most conservative approach. Verified & entered in system - Resolved. - Due Diligence Vendor-11/15/2023

Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/15/2023

Ready for Review-Please revisit and waive this finding.  Loan is an investment property DSCR.  There is no "Primary Wage Earner" as there is no employment/income documented.  641 is the correct credit score to use and the most conservative approach.  - Seller-11/14/2023

		Open-The 1008 document is missing from the loan file. Qualifying FICO on the 1008 Page is '641' but the Qualifying FICO from the Credit Liabilities Page is '708'. Qualifying FICO method updated "Primary Wage Earner Mid Score" as per guidelines. Please provide updated 1008 and approval with correct score of 708. - Due Diligence Vendor-11/09/2023	Ready for Review-Please revisit and waive this finding. Loan is an investment property DSCR. There is no "Primary Wage Earner" as there is no employment/income documented. XXXX is the correct credit score to use and the most conservative approach. - Seller-11/14/2023	Resolved-Loan is an investment property DSCR. There is no "Primary Wage Earner" as there is no employment/income documented. 641 is the correct credit score to use and the most conservative approach. Verified & entered in system - Resolved. - Due Diligence Vendor-11/15/2023 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/15/2023				CA	Investment	Refinance	Cash Out - Other	1252915	N/A	N/A
XXXX	242NQM457	Resolved-NanQ loan program sheet with gross rent and DSCR ratio received, resolved. DSCR ration client used is different from DSCR per review, however lenders score is a more conservative number and both scores meet GLs. - Due Diligence Vendor-11/22/2023 Ready for Review-Document Uploaded. Please see attached. - Seller-11/20/2023 Open-Lender approval is missing gross rent and DSCR ratio. - Due Diligence Vendor-11/17/2023	Ready for Review-Document Uploaded. Please see attached. - Seller-11/20/2023	Resolved-NanQ loan program sheet with gross rent and DSCR ratio received, resolved. DSCR ration client used is different from DSCR per review, however lenders score is a more conservative number and both scores meet GLs. - Due Diligence Vendor-11/22/2023	Program Information.pdf			CA	Investment	Refinance	Cash Out - Home Improvement/Reno	1267491	N/A	N/A
XXXX	242NQM457	Resolved-Complete copy of initial 1003 document uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/20/2023 Ready for Review-Document Uploaded. Hi XXXX, please see attached. - Seller-11/17/2023 Open-Missing borrower and Co-borrowers signatures on initial 1003. - Due Diligence Vendor-11/17/2023	Ready for Review-Document Uploaded. Hi XXXX, please see attached. - Seller-11/17/2023	Resolved-Complete copy of initial 1003 document uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/20/2023	Initial 1003.pdf			CA	Investment	Refinance	Cash Out - Home Improvement/Reno	1267564	N/A	N/A
XXXX	242NQM457	Resolved-Business Purpose Affidavit Disclosure uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/16/2023 Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is DSCR.) - Due Diligence Vendor-11/16/2023 Ready for Review-Document Uploaded. Please see attached. - Seller-11/15/2023 Open-The 1008 Page Loan Type is 'XXXX' but the Business Purpose Affidavit Disclosure Indicator is 'Missing'. Business Purpose Affidavit is required for a XXXX loan. Business Purpose Affidavit is Missing - Due Diligence Vendor-11/09/2023	Ready for Review-Document Uploaded. Please see attached. - Seller-11/15/2023	Resolved-Business Purpose Affidavit Disclosure uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/16/2023 Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is DSCR.) - Due Diligence Vendor-11/16/2023	Business Purpose Affidavit.pdf			CA	Investment	Refinance	Cash Out - Home Improvement/Reno	1252930	N/A	N/A
XXXX	242NQM457	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-11/15/2023 Ready for Review-Document Uploaded. Please see attached. - Seller-11/14/2023 Open-Missing Third Party Fraud Report Third Party Fraud Report Missing - Due Diligence Vendor-11/09/2023	Ready for Review-Document Uploaded. Please see attached. - Seller-11/14/2023	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-11/15/2023	FG.pdf			CA	Investment	Refinance	Cash Out - Home Improvement/Reno	1253074	N/A	N/A
XXXX	242NQM210	Resolved-The Deed of Trust is Present - Due Diligence Vendor-12/01/2023 Resolved-Updated Supportive document DOT, hence finding resolved. - Due Diligence Vendor-11/30/2023 Resolved-The Deed of Trust is Present - Due Diligence Vendor-11/30/2023 Ready for Review-Document Uploaded. - Seller-11/29/2023 Open-The Deed of Trust is Missing Please provide DOT - Due Diligence Vendor-11/10/2023	Ready for Review-Document Uploaded. - Seller-11/29/2023	Resolved-The Deed of Trust is Present - Due Diligence Vendor-12/01/2023 Resolved-Updated Supportive document DOT, hence finding resolved. - Due Diligence Vendor-11/30/2023 Resolved-The Deed of Trust is Present - Due Diligence Vendor-11/30/2023	XXXX_XXXX.pdf			TN	Primary Residence	Refinance	Cash Out - Other	1254676	N/A	N/A
XXXX	242NQM423	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/16/2023 Ready for Review-Document Uploaded. - Seller-11/14/2023 Open-The 1008 document is missing from the loan file. Request to provide 1008 document as it is missing in file. - Due Diligence Vendor-11/13/2023	Ready for Review-Document Uploaded. - Seller-11/14/2023	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/16/2023	XXXX final 1008.pdf			TX	Primary Residence	Refinance	Cash Out - Other	1257825	N/A	N/A
XXXX	242NQM423	Resolved-1003 with income updated received, resolved. - Due Diligence Vendor-11/30/2023
Ready for Review-Document Uploaded.  - Seller-11/27/2023
Counter-The 1003 provided dated XXXX does not match the closing date of XXXX. Please provide updated 1003 dated on or after closing date.  - Due Diligence Vendor-11/17/2023
Ready for Review-Document Uploaded.  - Seller-11/16/2023
		Open-Request to provide supporting income document for XXXX income $1282 and XXXX $1434.64 as per final 1003 on page #563. Need explanation on what income used as originator DTI does not match what approval shows. - Due Diligence Vendor-11/13/2023	Ready for Review-Document Uploaded. - Seller-11/27/2023 Ready for Review-Document Uploaded. - Seller-11/16/2023	Resolved-1003 with income updated received, resolved. - Due Diligence Vendor-11/30/2023	XXXX_XXXX_1003.pdf			TX	Primary Residence	Refinance	Cash Out - Other	1257858	N/A	N/A
XXXX	242NQM423	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-11/15/2023 Ready for Review-Document Uploaded. - Seller-11/14/2023 Open-Missing Third Party Fraud Report Request to provide Third Party Fraud Report as it is missing in file. - Due Diligence Vendor-11/13/2023	Ready for Review-Document Uploaded. - Seller-11/14/2023	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-11/15/2023	fraud report 1.pdf			TX	Primary Residence	Refinance	Cash Out - Other	1257927	N/A	N/A
XXXX	242NQM423	Resolved-Flood Certificate for the subject property uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/15/2023 Resolved-Flood Certificate is fully present - Due Diligence Vendor-11/15/2023 Ready for Review-Document Uploaded. - Seller-11/14/2023 Open-Missing Flood Certificate Request to provide Flood Certificate as it is missing in file. - Due Diligence Vendor-11/13/2023	Ready for Review-Document Uploaded. - Seller-11/14/2023	Resolved-Flood Certificate for the subject property uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/15/2023 Resolved-Flood Certificate is fully present - Due Diligence Vendor-11/15/2023	flood cert.pdf			TX	Primary Residence	Refinance	Cash Out - Other	1257910	N/A	N/A
XXXX	242NQM431	Resolved-Asset Record 2 Meets G/L Requirements Or Not Applicable - Due Diligence Vendor-11/15/2023
Resolved-Wire transfer uploaded to verify the proof of deposit of Gift - Resolved. - Due Diligence Vendor-11/15/2023
Resolved-Asset Record 2 Meets G/L Requirements Or Not Applicable - Due Diligence Vendor-11/15/2023
Resolved-Asset Record 2 Meets G/L Requirements Or Not Applicable - Due Diligence Vendor-11/15/2023
Ready for Review-Document Uploaded. Hi XXXX, these are in the file. - Seller-11/14/2023
		Open-Asset Record 2 Does Not Meet G/L Requirements Need proof of deposit of Gift. - Due Diligence Vendor-11/14/2023	Ready for Review-Document Uploaded. Hi XXXX, these are in the file. - Seller-11/14/2023	Resolved-Asset Record 2 Meets G/L Requirements Or Not Applicable - Due Diligence Vendor-11/15/2023 Resolved-Wire transfer uploaded to verify the proof of deposit of Gift - Resolved. - Due Diligence Vendor-11/15/2023 Resolved-Asset Record 2 Meets G/L Requirements Or Not Applicable - Due Diligence Vendor-11/15/2023 Resolved-Asset Record 2 Meets G/L Requirements Or Not Applicable - Due Diligence Vendor-11/15/2023	GIFT LETTER FOR $10K EMD.pdf PROOF OF GIFT RECEIPT FOR $10K FUNDS.pdf GIFT LETTER FOR $10K FUNDS.pdf PROOF OF GIFT RECEIPT FOR $10K EMD.pdf			CA	Investment	Purchase	NA	1261394	N/A	N/A
XXXX	242NQM431	Resolved-Wire transfer uploaded to verify the proof of deposit of Gift - Resolved. - Due Diligence Vendor-11/15/2023 Resolved-Asset Record 3 Meets G/L Requirements Or Not Applicable - Due Diligence Vendor-11/15/2023 Ready for Review-Document Uploaded. Hi XXXX, these are in the file. - Seller-11/14/2023 Open-Asset Record 3 Does Not Meet G/L Requirements Need proof of deposit for gift. - Due Diligence Vendor-11/14/2023	Ready for Review-Document Uploaded. Hi XXXX, these are in the file. - Seller-11/14/2023	Resolved-Wire transfer uploaded to verify the proof of deposit of Gift - Resolved. - Due Diligence Vendor-11/15/2023 Resolved-Asset Record 3 Meets G/L Requirements Or Not Applicable - Due Diligence Vendor-11/15/2023	GIFT LETTER FOR $10K EMD.pdf PROOF OF GIFT RECEIPT FOR $10K FUNDS.pdf PROOF OF GIFT RECEIPT FOR $10K EMD.pdf GIFT LETTER FOR $10K FUNDS.pdf			CA	Investment	Purchase	NA	1261395	N/A	N/A
XXXX	242NQM424	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-12/07/2023

Resolved-Updated Supportive Document Updated 1008, hence finding resolved.  - Due Diligence Vendor-11/27/2023

Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/27/2023

Ready for Review-Document Uploaded.  - Seller-11/22/2023

		Open-The 1008 document is missing from the loan file. Request you to provide the updated 1008, as we have Escrow waiver in file, but 1008 showing Escrow (T&I) as yes. we have tax amount and insurance amount as well in 1008. - Due Diligence Vendor-11/10/2023	Ready for Review-Document Uploaded. - Seller-11/22/2023	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-12/07/2023 Resolved-Updated Supportive Document Updated 1008, hence finding resolved. - Due Diligence Vendor-11/27/2023 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/27/2023	UPDATED TRANSMITTAL SUMMARY- XXXX.pdf			CA	Primary Residence	Refinance	Cash Out - Other	1254800	N/A	N/A
XXXX	242NQM424	Resolved-The COC form advising of the removal of the lender credit was received and updated to the review. The CE report is elevated, resolved. - Due Diligence Vendor-12/07/2023

Ready for Review-Document Uploaded.  - Seller-12/05/2023

Counter-This loan failed the lender credits that cannot decrease test because the lender credit iao $1,375 on the initial LE was decreased to $0 on the rate lock LE without a valid Change of Circumstance Form. There is no evidence of reimbursement in file. Please upload the COC form, or to cure upload refund check iao $1,375, PCCD, LOE, and POD shipping envelope. - Due Diligence Vendor-11/18/2023

Ready for Review-Document Uploaded. Please see attached
 - Seller-11/17/2023

		Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($0.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,375.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Request you to provide the COC for revised loan estimate date 09/27/2023 for lender credits. as initial LE we have -$1375 lender credits, but in revised LE it become zero, hence we need COC for lender credits. - Due Diligence Vendor-11/10/2023	Ready for Review-Document Uploaded. - Seller-12/05/2023 Ready for Review-Document Uploaded. Please see attached - Seller-11/17/2023	Resolved-The COC form advising of the removal of the lender credit was received and updated to the review. The CE report is elevated, resolved. - Due Diligence Vendor-12/07/2023	XXXX EXPLANATION.pdf REVISED COC FORM.pdf			CA	Primary Residence	Refinance	Cash Out - Other	1255068	N/A	N/A
XXXX	242NQM424	Resolved-Updated Supportive document lender program document. Hence finding resolved. - Due Diligence Vendor-11/27/2023 Ready for Review-Document Uploaded. - Seller-11/22/2023 Open-Request you to provide the updated lender program document, as matrix date is missing in given lender approval form. As of now considered latest matrix version date. - Due Diligence Vendor-11/10/2023	Ready for Review-Document Uploaded. - Seller-11/22/2023	Resolved-Updated Supportive document lender program document. Hence finding resolved. - Due Diligence Vendor-11/27/2023	UPDATED APPROVAL- XXXX.pdf			CA	Primary Residence	Refinance	Cash Out - Other	1255094	N/A	N/A
XXXX	242NQM424	Resolved-PCCD received and updated to review. PC CE report is moderate. Tolerance findings have been countered to the client. - Due Diligence Vendor-11/18/2023 Ready for Review-Document Uploaded. - Seller-11/15/2023 Open-TRID: Missing Closing Disclosure Request you to provide the Post Closing Disclosure document as it is mandatory for LSM dry funding state CA. - Due Diligence Vendor-11/10/2023	Ready for Review-Document Uploaded. - Seller-11/15/2023	Resolved-PCCD received and updated to review. PC CE report is moderate. Tolerance findings have been countered to the client. - Due Diligence Vendor-11/18/2023	PCCD- XXXX.pdf			CA	Primary Residence	Refinance	Cash Out - Other	1255100	N/A	N/A
XXXX	242NQM429	Waived-As per appraisal property was listed for prior 6 months and delisted XXXX. Exception in file page 282 ok to proceed. Exception for seasoning on current lease is not 3 months when property de-listed for at least 90 days. - Due Diligence Vendor-11/28/2023		Waived-As per appraisal property was listed for prior 6 months and delisted 07/14/23. Exception in file page 282 ok to proceed. Exception for seasoning on current lease is not 3 months when property de-listed for at least 90 days. - Due Diligence Vendor-11/28/2023			Comp Factor #1: 3 mos reserves - Required reserves is 3 months, borrower has 18.62 months. Comp Factor #2: 70% LTV - Guideline LTV is 80%, borrowers LTV is 69.87%, 10% less than guideline max.	MD	Investment	Refinance	Cash Out - Other	1278581	Originator Pre-Close	Yes
XXXX	242NQM429	Resolved-Updated supportive document Personal Guaranty, hence finding resolved. - Due Diligence Vendor-11/27/2023 Ready for Review-Document Uploaded. - Seller-11/22/2023 Open-Guaranty document is missing. - Due Diligence Vendor-11/17/2023	Ready for Review-Document Uploaded. - Seller-11/22/2023	Resolved-Updated supportive document Personal Guaranty, hence finding resolved. - Due Diligence Vendor-11/27/2023	XXXX_XXXX_Personal Guaranty.pdf			MD	Investment	Refinance	Cash Out - Other	1267535	N/A	N/A
XXXX	242NQM468	Resolved-Used bank statements for verification of rent, since rent payment is different from 1003 to bank statement payment not able to verify in initial loan review. With the uploaded document having highlighted verifying bank statements for verification of rent - Resolved. - Due Diligence Vendor-12/04/2023 Ready for Review-Document Uploaded. They used bank statements, should be in loan package - Seller-12/01/2023 Open-Missing verification of rent. - Due Diligence Vendor-12/01/2023	Ready for Review-Document Uploaded. They used bank statements, should be in loan package - Seller-12/01/2023	Resolved-Used bank statements for verification of rent, since rent payment is different from 1003 to bank statement payment not able to verify in initial loan review. With the uploaded document having highlighted verifying bank statements for verification of rent - Resolved. - Due Diligence Vendor-12/04/2023	rent payments.pdf			CA	Primary Residence	Purchase	NA	1286565	N/A	N/A
XXXX	242NQM468	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-11/30/2023 Ready for Review-Document Uploaded. - Seller-11/28/2023 Open-TRID: Missing Closing Disclosure Request to provide Post Closing Disclosure as the subject property is in dry fund state CA. - Due Diligence Vendor-11/14/2023	Ready for Review-Document Uploaded. - Seller-11/28/2023	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-11/30/2023	XXXX PCCD.pdf			CA	Primary Residence	Purchase	NA	1260532	N/A	N/A
XXXX	242NQM468	Resolved-Updated Supportive document Replacement cost Estimator. Hence finding resolved. - Due Diligence Vendor-11/28/2023 Ready for Review-Document Uploaded. - Seller-11/27/2023 Ready for Review-Document Uploaded. - Seller-11/27/2023 Open-Request to provide RC document which is missing in file. Provided RC information in appraisal pg-25 is higher than the provided dwelling(including 50% extended limit) in insurance pg-417. - Due Diligence Vendor-11/15/2023	Ready for Review-Document Uploaded. - Seller-11/27/2023 Ready for Review-Document Uploaded. - Seller-11/27/2023	Resolved-Updated Supportive document Replacement cost Estimator. Hence finding resolved. - Due Diligence Vendor-11/28/2023	RCE.pdf RCE .jpg			CA	Primary Residence	Purchase	NA	1260838	N/A	N/A
XXXX	242NQM445	Resolved-Page 4 of note document is uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/20/2023 Resolved-The Note is Present - Due Diligence Vendor-11/20/2023 Ready for Review-Document Uploaded. Please see attached. - Seller-11/17/2023 Open-The Note is Incomplete Request you to provide the updated note document as 4th page is missing in document. - Due Diligence Vendor-11/14/2023	Ready for Review-Document Uploaded. Please see attached. - Seller-11/17/2023	Resolved-Page 4 of note document is uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/20/2023 Resolved-The Note is Present - Due Diligence Vendor-11/20/2023	Note Page 4.pdf			PA	Investment	Refinance	Cash Out - Other	1260670	N/A	N/A
XXXX	242NQM445	Resolved-In the absence of the Replacement cost on the appraisal per Due Diligence re-review the insurance, Coverage Amount - Hazard Insurance of $186,697 covers Required Coverage Amount of $157,500 - Resolved. - Due Diligence Vendor-11/20/2023 Ready for Review-Hi XXXX, this is not correct. The policy has a coverage of $186,697. This covers the loan amount. RCE is not needed. - Seller-11/17/2023 Open-Request you to provide the replacement cost estimator document as it is missing in file. - Due Diligence Vendor-11/14/2023	Ready for Review-Hi XXXX, this is not correct. The policy has a coverage of $186,697. This covers the loan amount. RCE is not needed. - Seller-11/17/2023	Resolved-In the absence of the Replacement cost on the appraisal per Due Diligence re-review the insurance, Coverage Amount - Hazard Insurance of $186,697 covers Required Coverage Amount of $XXXX - Resolved. - Due Diligence Vendor-11/20/2023				PA	Investment	Refinance	Cash Out - Other	1260624	N/A	N/A
XXXX	242NQM904	Resolved-Property details report uploaded for the subject property, with which verified B2 'XXXX' purchased the subject property on XXXX and loan meets ownership seasoning requirements of ≥ 6 months - Resolved. - Due Diligence Vendor-01/18/2024
Ready for Review-Document Uploaded.  - Seller-01/17/2024
		Open-Loan does not conform to program guidelines Upon further review the seasoning for this cash-out refinance appears to be less than 6 months. Please provide evidence confirming how long B1's business XXXX was the vested owner of the subject property prior to it being granted to both of the borrowers on 6/9/23 per the commitment in the loan package. If it is confirmed seasoning is less than 6 months please provide an exception as this is against LSM guidelines. - Due Diligence Vendor-01/11/2024	Ready for Review-Document Uploaded. - Seller-01/17/2024	Resolved-Property details report uploaded for the subject property, with which verified B2 'XXXX' purchased the subject property on 7/6/2004 and loan meets ownership seasoning requirements of ≥ 6 months - Resolved. - Due Diligence Vendor-01/18/2024	image.png Property profile.pdf			NV	Primary Residence	Refinance	Cash Out - Other	1368430	N/A	N/A
XXXX	242NQM904	Resolved-Client has provided confirmation that the borrowers prior mortgage on the subject property was paid off on 11/9/23. Resolved. - Due Diligence Vendor-01/11/2024 Ready for Review-Document Uploaded. - Seller-01/11/2024 Open-Missing Verification of mortgage on loan being paid off as not reporting on credit report. - Due Diligence Vendor-11/29/2023	Ready for Review-Document Uploaded. - Seller-01/11/2024	Resolved-Client has provided confirmation that the borrowers prior mortgage on the subject property was paid off on XXXX. Resolved. - Due Diligence Vendor-01/11/2024	Mortgage transaction history.pdf XXXX #XXXX - revised loan approval and upgrade.pdf			NV	Primary Residence	Refinance	Cash Out - Other	1280766	N/A	N/A
XXXX	242NQM904	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-11/29/2023 Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-11/28/2023 Ready for Review-Document Uploaded. - Seller-11/22/2023 Open-TRID: Missing Closing Disclosure Property is in (NV) dry funding state. Provide PCCD. - Due Diligence Vendor-11/15/2023	Ready for Review-Document Uploaded. - Seller-11/22/2023	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-11/29/2023 Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-11/28/2023	PCCD- XXXX.pdf			NV	Primary Residence	Refinance	Cash Out - Other	1262871	N/A	N/A
XXXX	242NQM881	Resolved-The Final 1003 is Present - Due Diligence Vendor-12/28/2023 Ready for Review-Document Uploaded. - Seller-12/27/2023 Open-The Final 1003 is Incomplete The Final 1003 shows Net Proceeds from Sale as part of the Assets as part of the total assets. The assets provided already include the proceeds from sale. Please provide updated Final 1003 removing the proceeds of sale from the Assets. - Due Diligence Vendor-12/27/2023	Ready for Review-Document Uploaded. - Seller-12/27/2023	Resolved-The Final 1003 is Present - Due Diligence Vendor-12/28/2023	UPDATED 1003.pdf			CA	Investment	Purchase	NA	1337365	N/A	N/A
XXXX	242NQM881	Resolved- - Due Diligence Vendor-12/28/2023

Ready for Review-Document Uploaded.  - Seller-12/27/2023

Counter-The Final 1008 shows Net Proceeds from Sale as part of the Assets as part of the total assets. The assets provided already include the proceeds from sale. Please provide updated Final 1008 removing the proceeds of sale from the Assets.  - Due Diligence Vendor-12/27/2023

Resolved-1008 document uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/30/2023

Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/30/2023

Ready for Review-Document Uploaded.  - Seller-11/29/2023

		Open-The 1008 document is missing from the loan file. 1008 Document is Missing - Due Diligence Vendor-11/15/2023	Ready for Review-Document Uploaded. - Seller-12/27/2023 Ready for Review-Document Uploaded. - Seller-11/29/2023	Resolved- - Due Diligence Vendor-12/28/2023 Resolved-1008 document uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/30/2023 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-11/30/2023	TRANSMITTAL SUMMARY.pdf UPDATED 1008.pdf			CA	Investment	Purchase	NA	1262533	N/A	N/A
XXXX	242NQM881	Resolved-All 3 unit Hazard Insurance Policy is uploaded, verified & entered in system & calculated DSCR ratio matching with originator's - Resolved. - Due Diligence Vendor-12/28/2023 Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-12/28/2023 Ready for Review-Document Uploaded. - Seller-12/27/2023 Open-Missing Hazard Insurance Policy Subject is 3 unit Property (229, 231, 233 E C S), hazard provided for only one unit, resulting in mismatch of Hazard premium and impacting XXXX. Please provide - Due Diligence Vendor-11/15/2023	Ready for Review-Document Uploaded. - Seller-12/27/2023	Resolved-All 3 unit Hazard Insurance Policy is uploaded, verified & entered in system & calculated DSCR ratio matching with originator's - Resolved. - Due Diligence Vendor-12/28/2023 Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-12/28/2023	Updated Mortgagee XXXX CA .pdf Updated Mortgagee XXXX CA.pdf XXXX updated EOI Mortgagee.pdf			CA	Investment	Purchase	NA	1263072	N/A	N/A
XXXX	242NQM881	Resolved-Updated Final HUD addendums with signature from the LLC uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/28/2023 Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-12/28/2023 Ready for Review-Document Uploaded. - Seller-12/27/2023 Open-Final HUD-1 Document is Missing. The Final HUD is missing the signature from the LLC. The Final HUD addendums is missing the borrowers signature. Please provide updated Final HUD and addendums. - Due Diligence Vendor-12/27/2023	Ready for Review-Document Uploaded. - Seller-12/27/2023	Resolved-Updated Final HUD addendums with signature from the LLC uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/28/2023 Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-12/28/2023	FINAL HUD SIG.pdf			CA	Investment	Purchase	NA	1337405	N/A	N/A
XXXX	242NQM881	Resolved-Lender Loan Approval Form uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/30/2023 Ready for Review-Document Uploaded. - Seller-11/29/2023 Open-Loan Approval document is missing. - Due Diligence Vendor-11/20/2023	Ready for Review-Document Uploaded. - Seller-11/29/2023	Resolved-Lender Loan Approval Form uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/30/2023	APPROVAL.pdf			CA	Investment	Purchase	NA	1269203	N/A	N/A
XXXX	242NQM436	Resolved-PCCD received and updated to review, PC CE report is minimal, resolved. - Due Diligence Vendor-11/30/2023 Ready for Review-Document Uploaded. - Seller-11/28/2023 Open-TRID: Missing Closing Disclosure Property is in (CA) dry funding state. Provide PCCD. - Due Diligence Vendor-11/16/2023	Ready for Review-Document Uploaded. - Seller-11/28/2023	Resolved-PCCD received and updated to review, PC CE report is minimal, resolved. - Due Diligence Vendor-11/30/2023	XXXX PCCD.pdf			CA	Primary Residence	Purchase	NA	1264887	N/A	N/A
XXXX	242NQM464	Resolved-Borrower 1 Executed 4506-T Provided - Due Diligence Vendor-12/05/2023 Resolved-Borrower 1 Executed 4506-T Provided - Due Diligence Vendor-12/04/2023 Resolved-Borrower 1 Executed 4506-T Provided Borrower 1 Executed 4506-T uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/04/2023 Ready for Review-Document Uploaded. - Seller-12/01/2023 Open-Borrower 1 Executed 4506-T Missing Request to provide Executed 4506-T which is missing in file. - Due Diligence Vendor-11/16/2023	Ready for Review-Document Uploaded. - Seller-12/01/2023	Resolved-Borrower 1 Executed 4506-T Provided - Due Diligence Vendor-12/05/2023 Resolved-Borrower 1 Executed 4506-T Provided - Due Diligence Vendor-12/04/2023 Resolved-Borrower 1 Executed 4506-T Provided Borrower 1 Executed 4506-T uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/04/2023	XXXX XXXX.pdf			CA	Investment	Refinance	Cash Out - Other	1265148	N/A	N/A
XXXX	242NQM464	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-12/05/2023 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-12/04/2023 Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/30/2023 Ready for Review-Document Uploaded. - Seller-11/29/2023 Open-The 1008 document is missing from the loan file. Request to provide updated 1008 with correct Primary mtg and negative cashflow, which leads in difference of HTI and DTI. - Due Diligence Vendor-11/16/2023	Ready for Review-Document Uploaded. - Seller-11/29/2023	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-12/05/2023 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-12/04/2023 Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/30/2023	1008.pdf XXXX REBUTTAL.pdf			CA	Investment	Refinance	Cash Out - Other	1265200	N/A	N/A
XXXX	242NQM464	Resolved-Updated 1008 received. - Due Diligence Vendor-12/05/2023

Open-Audited DTI of 51.33% exceeds Guideline DTI of 50% DTI discrepancy is due to negative cashflow and primary expenses (HTI) in which 1008 reflects primary mtg  as $1,214, whereas CBR pg134 and MTG statement shows as primary mtg as $1,677.50.
And unable to derive the negative cash flow which is reflecting in 1008 as $2,771.75.
1-As the market rent(highest rent) is $3,100 -25%vacancy factor-PITIA $4,076.92= $1,751.92.
		2- Using current rent from 1007 pg-42 $2,600-25%vacancy factor-PITIA$4,076.92=$2,126.92. - Due Diligence Vendor-11/16/2023		Resolved-Updated 1008 received. - Due Diligence Vendor-12/05/2023				CA	Investment	Refinance	Cash Out - Other	1265191	N/A	N/A
XXXX	242NQM464	Resolved-NanQ loan program sheet received, resolved. - Due Diligence Vendor-12/04/2023 Ready for Review-Document Uploaded. - Seller-12/01/2023 Counter-Please provide updated Lender Loan Approval Form with corrected HTI & DTI of 19.354% & 39.567% asper updated 1008, uploaded is same as what we have in file. - Due Diligence Vendor-11/30/2023 Ready for Review-Document Uploaded. - Seller-11/29/2023 Open-Request to provide updated Lender Approval Form with correct HTI and DTI. - Due Diligence Vendor-11/16/2023	Ready for Review-Document Uploaded. - Seller-12/01/2023 Ready for Review-Document Uploaded. - Seller-11/29/2023	Resolved-NanQ loan program sheet received, resolved. - Due Diligence Vendor-12/04/2023	nanq full doc.jpg			CA	Investment	Refinance	Cash Out - Other	1265220	N/A	N/A
XXXX	242NQM464	Resolved-Income calculator for other income iao $XXXX for borrower 1 received. Resolved. - Due Diligence Vendor-12/04/2023
Ready for Review-Document Uploaded. other income is Asset utilization - Seller-11/30/2023
Counter-Finding requested for $1,284.36 other income document, uploaded document is SSA documentation which is already used for B1 and B2, please provide Verification document for other income $XXXX for borrower 1. - Due Diligence Vendor-11/30/2023
Ready for Review-Document Uploaded.  - Seller-11/29/2023
		Open-In Final 1003 pg-484, one of the incomes mentioned as 'Other' with income of $XXXX, there is no description of what type Income is. And there is no proof/ supportive document to verify/derive the income. Hence request to provide clarification/supportive doc to verify 'other income'. - Due Diligence Vendor-11/16/2023	Ready for Review-Document Uploaded. other income is Asset utilization - Seller-11/30/2023 Ready for Review-Document Uploaded. - Seller-11/29/2023	Resolved-Income calculator for other income iao $1284.36 for borrower 1 received. Resolved. - Due Diligence Vendor-12/04/2023	SS benefits.pdf asset utilization.pdf			CA	Investment	Refinance	Cash Out - Other	1265154	N/A	N/A
XXXX	242NQM464	Resolved-LOE uploaded in 1008 finding, stating: using Market Rents from appraisal at XXXX% for the subject, this is a Full Doc loan, we do have the Sched E in file as well, which is acceptable asper GL - Resolved. - Due Diligence Vendor-12/01/2023
Ready for Review-this was uploaded.  - Seller-11/30/2023
Open-Request to provide Lease document as the LTV is greater than 65% and in appraisal Tenant occupied. And unable to derive the negative cash flow which is reflecting in 1008 as $2,771.75.
1-As the market rent(highest rent) is $3,100 -25%vacancy factor-PITIA XXXX.
		2- Using current rent from 1007 pg-42 $2,600-25%vacancy factor-PITIA XXXX. - Due Diligence Vendor-11/16/2023	Ready for Review-this was uploaded. - Seller-11/30/2023	Resolved-LOE uploaded in 1008 finding, stating: using Market Rents from appraisal at 75% for the subject, this is a Full Doc loan, we do have the Sched E in file as well, which is acceptable asper GL - Resolved. - Due Diligence Vendor-12/01/2023				CA	Investment	Refinance	Cash Out - Other	1265184	N/A	N/A
XXXX	242NQM464	Resolved-Certified copy of settlement statement uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/30/2023 Ready for Review-Document Uploaded. - Seller-11/29/2023 Open-Request to provide fully executed and certified HUD-1 as the subject property is in dry fund state CA. - Due Diligence Vendor-11/16/2023	Ready for Review-Document Uploaded. - Seller-11/29/2023	Resolved-Certified copy of settlement statement uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/30/2023	Final Settlement Statment.pdf			CA	Investment	Refinance	Cash Out - Other	1265247	N/A	N/A
XXXX	242NQM901	Resolved-Valid photo ID received, resolved. - Due Diligence Vendor-12/28/2023 Ready for Review-Document Uploaded. - Seller-12/27/2023 Counter-The Photo ID on page 342 expired on 11/08/2022 and the loan was signed for 9/28/2023. Please provide current photo ID. - Due Diligence Vendor-12/26/2023 Ready for Review-per our VP of Operations please waive this condition as borrower's ID was current at time of signing. - Seller-12/22/2023 Open-Borrowers ID on page 342 expired on 11/8/2022. Please furnish a non expired ID. - Due Diligence Vendor-12/20/2023	Ready for Review-Document Uploaded. - Seller-12/27/2023 Ready for Review-per our VP of Operations please waive this condition as borrower's ID was current at time of signing. - Seller-12/22/2023	Resolved-Valid photo ID received, resolved. - Due Diligence Vendor-12/28/2023	XXXX- Driver;s lic.pdf			CA	Primary Residence	Purchase	NA	1325920	N/A	N/A
XXXX	242NQM901	Resolved-Evidence of refund check, PCCD, LOE, and POD shipping envelope received. PC CE report is elevated. Resolved. - Due Diligence Vendor-12/19/2023

Open-This loan failed the per diem interest amount test. (CA Bus. Prof. Code §2948.5)The per diem interest amount charged on the loan ($-2,278.28) exceeds the per diem interest charge or credit threshold ($-2,278.32).PLEASE NOTE: An additional $1 buffer was not included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page. - Due Diligence Vendor-12/19/2023

Ready for Review-Document Uploaded.  - Seller-12/18/2023

Counter-Per Email exchange on the 5th we require a corrected PCCD - please upload the corrected PCCD with Per diem and funding dates matching with corrected amounts of per diem interest  - Due Diligence Vendor-12/08/2023

Ready for Review-Document Uploaded.  - Seller-12/07/2023

Counter-This loan failed the per diem interest amount test on the PC CE report because the per diem interest amount charged on the loan $-1,423.93. However, per testing the per diem interest charge should be $-2,278.32. - Due Diligence Vendor-12/01/2023

Ready for Review-Document Uploaded.  - Seller-11/29/2023

		Open-This loan failed the per diem interest amount test. (CA Bus. Prof. Code §2948.5)The per diem interest amount charged on the loan ($-1,423.93) exceeds the per diem interest charge or credit threshold ($-2,278.32).PLEASE NOTE: An additional $1 buffer was not included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page. - Due Diligence Vendor-11/27/2023	Ready for Review-Document Uploaded. - Seller-12/18/2023 Ready for Review-Document Uploaded. - Seller-12/07/2023 Ready for Review-Document Uploaded. - Seller-11/29/2023	Resolved-Evidence of refund check, PCCD, LOE, and POD shipping envelope received. PC CE report is elevated. Resolved. - Due Diligence Vendor-12/19/2023	XXXX XXXX-PCCD.pdf XXXX #XXXX- LOE for interest.docx XXXX #XXXX- LOE.docx XXXX #XXXX-CA Per Diem.pdf XXXX LOE TO BORROWER.pdf XXXX, XXXX PCCD 12-18-23 with respa cure.pdf RESPA 12.18 TRACKING.pdf XXXX XXXX Refund Check.pdf			CA	Primary Residence	Purchase	NA	1276607	N/A	N/A
XXXX	242NQM442	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/06/2023 Ready for Review-Document Uploaded. - Seller-12/01/2023 Open-TRID: Missing Final Closing Disclosure 1- Request to provide updated Final CD as thee provided CD shows Assumptions are allowed , under certain conditions. As per guidelines dated 07/03, Fixed-Rate Notes are not assumable. 2- Request to provide Post Closing Disclosure as the subject property is in dry fund state NV. - Due Diligence Vendor-11/22/2023	Ready for Review-Document Uploaded. - Seller-12/01/2023	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/06/2023	XXXX.pdf			NV	Primary Residence	Purchase	NA	1273161	N/A	N/A
XXXX	242NQM442	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/06/2023

Rescinded-Duplicate findings.  - Due Diligence Vendor-11/28/2023

		Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. Required comments mentioned in Charges That In Total Cannot Increase Test finding. - Due Diligence Vendor-11/22/2023		Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/06/2023 Rescinded-Duplicate findings. - Due Diligence Vendor-11/28/2023				NV	Primary Residence	Purchase	NA	1273225	N/A	N/A
XXXX	242NQM442	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/06/2023 Rescinded-Duplicate findings. - Due Diligence Vendor-11/28/2023 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Required comments mentioned in Charges That In Total Cannot Increase Test finding. - Due Diligence Vendor-11/22/2023		Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/06/2023 Rescinded-Duplicate findings. - Due Diligence Vendor-11/28/2023				NV	Primary Residence	Purchase	NA	1273224	N/A	N/A
XXXX	242NQM442	Cured-Lender credit applied to increased recording fee. Reimbursement applied to PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/06/2023

Ready for Review-uploaded cure  - Seller-12/01/2023

		Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($84.00) exceed the comparable charges ($42.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). Request to provide COC for final CD dated 11/14 in which recording fee got increased about $37.80 from revised CD 11/06. - Due Diligence Vendor-11/22/2023	Ready for Review-uploaded cure - Seller-12/01/2023	Cured-Lender credit applied to increased recording fee. Reimbursement applied to PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/06/2023				NV	Primary Residence	Purchase	NA	1273226	N/A	N/A
XXXX	242NQM442	Resolved-Wire transfer uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/30/2023 Ready for Review-Document Uploaded. - Seller-11/29/2023 Open-Request to provide proof /supportive to document to verify additional adjustment as Final CD pg-422 shows Adjustments done by borrower as Buyer's funds to close with $100,000. - Due Diligence Vendor-11/22/2023	Ready for Review-Document Uploaded. - Seller-11/29/2023	Resolved-Wire transfer uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-11/30/2023	100k- XXXX.pdf			NV	Primary Residence	Purchase	NA	1273353	N/A	N/A
XXXX	242NQM470	Resolved-Borrower 1 Ethnicity Selection is Provided - Due Diligence Vendor-12/08/2023 Resolved-Borrower 1 Ethnicity provided. Hence resolved - Due Diligence Vendor-12/08/2023 Ready for Review-Document Uploaded. - Seller-12/07/2023 Open-Borrower 1 Ethnicity Selection is Not Provided Ethnicity Selection is Not Provided on Final 1003 - Due Diligence Vendor-11/30/2023	Ready for Review-Document Uploaded. - Seller-12/07/2023	Resolved-Borrower 1 Ethnicity Selection is Provided - Due Diligence Vendor-12/08/2023 Resolved-Borrower 1 Ethnicity provided. Hence resolved - Due Diligence Vendor-12/08/2023	XXXX XXXX_DEMOGRAPHIC.pdf			FL	Investment	Refinance	Cash Out - Other	1282965	N/A	N/A
XXXX	242NQM470	Resolved-Borrower 1 Race Selection is Provided - Due Diligence Vendor-12/08/2023 Resolved-Borrower 1 Race provided. Hence resolved - Due Diligence Vendor-12/08/2023 Ready for Review-Document Uploaded. - Seller-12/07/2023 Open-Borrower 1 Race Selection is Not Provided Race Selection is Not Provided on Final 1003 - Due Diligence Vendor-11/30/2023	Ready for Review-Document Uploaded. - Seller-12/07/2023	Resolved-Borrower 1 Race Selection is Provided - Due Diligence Vendor-12/08/2023 Resolved-Borrower 1 Race provided. Hence resolved - Due Diligence Vendor-12/08/2023	XXXX XXXXs_DEMOGRAPHIC.pdf			FL	Investment	Refinance	Cash Out - Other	1282966	N/A	N/A
XXXX	242NQM470	Resolved-The Initial 1003 is Present - Due Diligence Vendor-12/08/2023 Ready for Review-Document Uploaded. - Seller-12/07/2023 Open-The Initial 1003 is Missing Loan Originator Signature is missing in initial 1003, Provide updated Initial 1003 - Due Diligence Vendor-11/30/2023	Ready for Review-Document Uploaded. - Seller-12/07/2023	Resolved-The Initial 1003 is Present - Due Diligence Vendor-12/08/2023	Application - 1003 Initial.pdf			FL	Investment	Refinance	Cash Out - Other	1282967	N/A	N/A
XXXX	242NQM889	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/12/2023 Ready for Review-Document Uploaded. - Seller-12/08/2023 Open-TRID: Missing Closing Disclosure Request you to provide the Post Closing Disclosure document as it is mandatory for XXXX dry funding state CA. - Due Diligence Vendor-11/30/2023	Ready for Review-Document Uploaded. - Seller-12/08/2023	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/12/2023	PCCD.pdf			CA	Primary Residence	Purchase	NA	1283032	N/A	N/A
XXXX	242NQM889	Resolved-Hazard Insurance Policy number provided. Hence resolved - Due Diligence Vendor-12/11/2023 Ready for Review-typo XXXX - Seller-12/08/2023 Ready for Review-Document Uploaded. From Processing and Funding @ XXXX for XXXX #XXXX - Seller-12/08/2023 Open-Hazard Insurance Policy Partially Provided Request you to provide the updated hazard insurance document as policy number missing in file. - Due Diligence Vendor-11/30/2023	Ready for Review-typo XXXX - Seller-12/08/2023 Ready for Review-Document Uploaded. From XXXX @ XXXX #XXXX - Seller-12/08/2023	Resolved-Hazard Insurance Policy number provided. Hence resolved - Due Diligence Vendor-12/11/2023	Hazard policy number.docx			CA	Primary Residence	Purchase	NA	1282821	N/A	N/A
XXXX	242NQM889	Resolved-Clarification received. receipt of EMD iao $XXXX and $XXXX verified on pages 718-719 and updated to assets page. Purchase contract addendum is not required, resolved. - Due Diligence Vendor-12/06/2023 Ready for Review-EMD $XXXX XXXX AND ADDL. BORROWER SUPPLIED $XXXX ON XXXX, See XXXX. Receipt - Seller-12/02/2023 Open-Purchase agreement is showing deposit of $XXXXX and final cd and final 1003 showing $XXXXX as deposit, need clarification on this. - Due Diligence Vendor-11/30/2023	Ready for Review-EMD $XXXX XXXX AND ADDL. BORROWER SUPPLIED $XXXX ON XXXX, See XXXX. Receipt - Seller-12/02/2023	Resolved-Clarification received. receipt of EMD iao $XXXX and $XXXX verified on pages 718-719 and updated to assets page. Purchase contract addendum is not required, resolved. - Due Diligence Vendor-12/06/2023				CA	Primary Residence	Purchase	NA	1283048	N/A	N/A
XXXX	242NQM889	Resolved-The Final 1003 is Present - Due Diligence Vendor-12/06/2023 Ready for Review-Document Uploaded. Confirmed application had typo on b2 employment date : started in 2004 vs 2024. see attached - Seller-12/02/2023 Open-The Final 1003 is Incomplete Request you to provide the updated final 1003 for 2nd borrower as employer start date is in 01/01/2024. - Due Diligence Vendor-11/30/2023	Ready for Review-Document Uploaded. Confirmed application had typo on b2 employment date : started in 2004 vs 2024. see attached - Seller-12/02/2023	Resolved-The Final 1003 is Present - Due Diligence Vendor-12/06/2023	XXXX_XXXX.pdf			CA	Primary Residence	Purchase	NA	1283180	N/A	N/A
XXXX	242NQM456	Resolved-As per Supportive Document Appraisal Report With property value $XXXX is Updated, hence finding resolved. - Due Diligence Vendor-12/14/2023 Ready for Review-Document Uploaded. Appraisal with correct appraisal value, please advise. Thank you - Seller-12/13/2023 Open-Loan file is missing internal Desk Review Valuation as required by Guidelines. Appraisal Desk review on page 391 is indicating appraised value is $XXXX. Appraised value is $XXXX per appraisal page 23. - Due Diligence Vendor-11/29/2023	Ready for Review-Document Uploaded. Appraisal with correct appraisal value, please advise. Thank you - Seller-12/13/2023	Resolved-As per Supportive Document Appraisal Report With property value $XXXX is Updated, hence finding resolved. - Due Diligence Vendor-12/14/2023	CORRECT APPRAISAL- XXXX.pdf			CA	Primary Residence	Purchase	NA	1282145	N/A	N/A
XXXX	242NQM456	Resolved-Updated supportive document Appraisal Report with property value $622000, Hence finding resolved. - Due Diligence Vendor-12/14/2023 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-12/14/2023 Ready for Review-Document Uploaded. XXXX appraised value is correct- see attached appraisal. Thank you - Seller-12/13/2023 Open-The 1008 document is missing from the loan file. Request to provide updated 1008 as per 1008 #633 appraisal value is $XXXX, as per Appraisal #24 value is $XXXX. - Due Diligence Vendor-11/28/2023	Ready for Review-Document Uploaded. XXXX appraised value is correct- see attached appraisal. Thank you - Seller-12/13/2023	Resolved-Updated supportive document Appraisal Report with property value $XXXX, Hence finding resolved. - Due Diligence Vendor-12/14/2023 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-12/14/2023	CORRECT APPRAISAL- XXXX.pdf			CA	Primary Residence	Purchase	NA	1277853	N/A	N/A
XXXX	242NQM456	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/03/2023 Ready for Review-Document Uploaded. - Seller-11/30/2023 Open-TRID: Missing Closing Disclosure Request you to provide the Post Closing Disclosure document as it is mandatory for LSM dry funding state CA. - Due Diligence Vendor-11/28/2023	Ready for Review-Document Uploaded. - Seller-11/30/2023	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/03/2023	PCCD- XXXX.pdf			CA	Primary Residence	Purchase	NA	1277806	N/A	N/A
XXXX	242NQM430	Resolved-Uploaded LOX states borrower lives rent free. Hence resolved - Due Diligence Vendor-12/12/2023

Ready for Review-Document Uploaded.  - Seller-12/11/2023

		Open-The Final 1003's reflect the borrowers rent for $750 a month the property they are purchasing. There is a letter of explanation from the borrower on page 395 they live rent free signed by the borrower. The letter of explanation on page 396 shows the borrowers rent a different address. Please provide clarity and a letter of explanation for borrowers living rent free signed and dated by the person that the borrowers live with rent free. - Due Diligence Vendor-11/29/2023	Ready for Review-Document Uploaded. - Seller-12/11/2023	Resolved-Uploaded LOX states borrower lives rent free. Hence resolved - Due Diligence Vendor-12/12/2023	rent free letter.pdf			NC	Primary Residence	Purchase	NA	1282339	N/A	N/A
XXXX	242NQM430	Resolved-There are enough funds to close without the business assets, verified & entered in system - Resolved. - Due Diligence Vendor-12/05/2023 Ready for Review-The borrower did not use any business funds. 100% of funds to close was a gift of equity and there was no reserves required. - Seller-12/01/2023 Open-Borrower using business funds for closing, please provide LOX that usage of business funds will have no impact on business. - Due Diligence Vendor-11/28/2023	Ready for Review-The borrower did not use any business funds. 100% of funds to close was a gift of equity and there was no reserves required. - Seller-12/01/2023	Resolved-There are enough funds to close without the business assets, verified & entered in system - Resolved. - Due Diligence Vendor-12/05/2023				NC	Primary Residence	Purchase	NA	1277520	N/A	N/A
XXXX	242NQM430	Resolved-As per Loan Discount Worksheet CE was run and report is Elevated, resolved.
 - Due Diligence Vendor-12/04/2023

Resolved- - Due Diligence Vendor-12/04/2023

Ready for Review-Document Uploaded.  - Seller-12/01/2023

		Open-This loan failed the bona fide discount points test due to one of the following findings: (NC §24-1.1A (c)(1)(b))The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.The discount points are marked as bona fide but an undiscounted rate value was not provided. This loan failed the bona fide discount points test due to principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided to seek reduce in Bona fide discount - Due Diligence Vendor-11/28/2023	Ready for Review-Document Uploaded. - Seller-12/01/2023	Resolved-As per Loan Discount Worksheet CE was run and report is Elevated, resolved. - Due Diligence Vendor-12/04/2023 Resolved- - Due Diligence Vendor-12/04/2023	XXXX.pdf			NC	Primary Residence	Purchase	NA	1277567	N/A	N/A
XXXX	242NQM472	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/08/2023
Ready for Review-Document Uploaded. It was a seller fee- I uploaded a revised pccd that has the fee on pg 3. - Seller-12/05/2023
Counter-Please provide clarification on the "Release of Deposit" fee iao $5,000 in section H that appears to be a fee charged to the borrower.  - Due Diligence Vendor-12/03/2023
Ready for Review-Document Uploaded.  - Seller-11/30/2023
Open-TRID: Missing Closing Disclosure Request to Provide POST CD, as it is mandatory to have in XXXX Dry Funding state (Subject State is CA).
		- Due Diligence Vendor-11/28/2023	Ready for Review-Document Uploaded. It was a seller fee- I uploaded a revised pccd that has the fee on pg 3. - Seller-12/05/2023 Ready for Review-Document Uploaded. - Seller-11/30/2023	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/08/2023	PCCD- XXXX.pdf UPATED PCCD- XXXX.pdf			CA	Primary Residence	Purchase	NA	1277454	N/A	N/A
XXXX	242NQM879	Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/01/2023 Ready for Review-Document Uploaded. Please see attached. - Seller-11/30/2023 Open-The 1008 document is missing from the loan file. Request to provide updated 1008 as per 1008 on page #608 P&I is $XXXX is different from Note #494 $XXXX and first payment letter #505 $XXXX difference is $XXXX. - Due Diligence Vendor-11/29/2023	Ready for Review-Document Uploaded. Please see attached. - Seller-11/30/2023	Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/01/2023	1008 & program information.pdf			CA	Primary Residence	Purchase	NA	1279858	N/A	N/A
XXXX	242NQM879	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/03/2023 Ready for Review-Document Uploaded. Please see attached. - Seller-11/30/2023 Open-TRID: Missing Closing Disclosure Request to Provide POST CD, as it is mandatory to have in LSM Dry Funding state (Subject State is CA). - Due Diligence Vendor-11/29/2023	Ready for Review-Document Uploaded. Please see attached. - Seller-11/30/2023	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/03/2023	PCCD.pdf			CA	Primary Residence	Purchase	NA	1279936	N/A	N/A
XXXX	242NQM413	Resolved-As per attached document package the property was inherited by the seller and the seasoning is within guidelines. Property sale is verified as not a flip. QC able to resolve finding. - Due Diligence Vendor-12/14/2023
Ready for Review-Document Uploaded. This is not a FLIP. The seller's mother died and left him the home as inheritence. Home was then grant deeded into the name of his corporation and he sold the home in the name of the Corporation to avoid capital gains. See attached supporting docs. He is requiured to declare a value to establish the basis for the home upon death. He did not rehab the home, he sold the home as is and was able to sell the home at the top of the market. - Seller-12/13/2023
Open-Please advise. Per the provided documents, the subject was previously sold on XXXX for $XXXX. This loan closed on XXXX for $XXXX which is more than 10% of the sales price

Per guidelines, 2.6 PROPERTY FLIPPING
• Unless exempt, obtaining an additional appraisal by a separate appraiser is required if:
		o The seller acquired the property 90 or fewer days prior to the date of the consumer’s agreement to acquire the property and the price in the consumer’s agreement exceeds the seller’s acquisition price by more than 10 percent;. - Due Diligence Vendor-12/11/2023	Ready for Review-Document Uploaded. This is not a FLIP. The seller's mother died and left him the home as inheritence. Home was then grant deeded into the name of his corporation and he sold the home in the name of the Corporation to avoid capital gains. See attached supporting docs. He is requiured to declare a value to establish the basis for the home upon death. He did not rehab the home, he sold the home as is and was able to sell the home at the top of the market. - Seller-12/13/2023	Resolved-As per attached document package the property was inherited by the seller and the seasoning is within guidelines. Property sale is verified as not a flip. QC able to resolve finding. - Due Diligence Vendor-12/14/2023	Affidavit of Death.pdf			CA	Investment	Purchase	NA	1305965	N/A	N/A
XXXX	242NQM413	Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is Conventional.) Business Purpose Affidavit uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/04/2023 Ready for Review-Document Uploaded. See attached - Seller-12/01/2023 Open-Business Purpose Affidavit is Missing - Due Diligence Vendor-11/29/2023	Ready for Review-Document Uploaded. See attached - Seller-12/01/2023	Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is Conventional.) Business Purpose Affidavit uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/04/2023	Business Purpose Affidavit.pdf			CA	Investment	Purchase	NA	1280030	N/A	N/A
XXXX	242NQM413	Resolved-NANQ loan program sheet received. Resolved. - Due Diligence Vendor-12/07/2023

Ready for Review-Document Uploaded. This is not a loan approval. A 1008 is the loan approval. If you need the program screen shot please ask because you are confusing us.  See attached. - Seller-12/05/2023

Counter-Finding raised for Lender Loan Approval form, uploaded document is 1008. Please provide Lender Loan Approval form as it is mandate document for LSM.  - Due Diligence Vendor-12/05/2023

Ready for Review-Document Uploaded. See attached 1008. - Seller-12/02/2023

		Open-Lender Approval Form Missing - Due Diligence Vendor-11/30/2023	Ready for Review-Document Uploaded. This is not a loan approval. A 1008 is the loan approval. If you need the program screen shot please ask because you are confusing us. See attached. - Seller-12/05/2023 Ready for Review-Document Uploaded. See attached 1008. - Seller-12/02/2023	Resolved-NANQ loan program sheet received. Resolved. - Due Diligence Vendor-12/07/2023	1008 XXXX.pdf XXXX NANQ Screenshot.pdf			CA	Investment	Purchase	NA	1282600	N/A	N/A
XXXX	242NQM413	Resolved-Liabilities updated per document provided by client confirming the borrowers monthly liabilities. The back end DTI per review is within 1% of originator back end DTI. Finding is resolved. - Due Diligence Vendor-12/07/2023
Ready for Review-Document Uploaded.  - Seller-12/06/2023
Ready for Review-We do not do gap reports for Non-QM. We povided you with the bank documents for the HELOC. - Seller-12/06/2023
Counter-May you please provide a gap report. The HELOC iao $1,270 with XXXX is not on the CBR in the loan package.  - Due Diligence Vendor-12/06/2023
Ready for Review-Document Uploaded. See attached. - Seller-12/04/2023
Counter-Asper calculation, all other monthly payment is $59 after excluding the car with XXXX for $740 and REO Rental Loss of $245.75 + Negative Cash Flow of subject property is $1088.19. Overall calculated All Other Monthly Payments is $1,392.94 but asper 1008 $2,446.19, DTI difference is more than 1%. Please provide clarity or provide updated 1008 & Lender Loan Approval.  - Due Diligence Vendor-12/04/2023
Ready for Review-Did you exclude the car with Wells Fargo for $740? The car had less than 5 payments left so we excluded the vehicle. - Seller-12/01/2023
		Open-Please advise as the DTI as our Other Monthly payment value of $1,887.19 conforms to the 1003's values. DTI Variance 3.83% due to total monthly payment amount discrepancy between credit report & 1008 all other monthly payment amount. Updated all the monthly payments as per credit report. - Due Diligence Vendor-11/29/2023	Ready for Review-Document Uploaded. - Seller-12/06/2023 Ready for Review-We do not do gap reports for Non-QM. We povided you with the bank documents for the HELOC. - Seller-12/06/2023 Ready for Review-Document Uploaded. See attached. - Seller-12/04/2023 Ready for Review-Did you exclude the car with XXXX for $740? The car had less than 5 payments left so we excluded the vehicle. - Seller-12/01/2023	Resolved-Liabilities updated per document provided by client confirming the borrowers monthly liabilities. The back end DTI per review is within 1% of originator back end DTI. Finding is resolved. - Due Diligence Vendor-12/07/2023	DTI Calculations.pdf Final 1008 XXXX.pdf HELOC.pdf			CA	Investment	Purchase	NA	1280032	N/A	N/A
XXXX	242NQM413	Resolved-PCCD received and updated to review, PC CE report is minimal, resolved. - Due Diligence Vendor-12/06/2023 Ready for Review-Document Uploaded. - Seller-12/02/2023 Open-TRID: Missing Closing Disclosure Property is in (CA) dry funding state. Provide PCCD. - Due Diligence Vendor-11/29/2023	Ready for Review-Document Uploaded. - Seller-12/02/2023	Resolved-PCCD received and updated to review, PC CE report is minimal, resolved. - Due Diligence Vendor-12/06/2023	Post Closing Disclosure XXXX.pdf			CA	Investment	Purchase	NA	1280005	N/A	N/A
XXXX	242NQM902	Resolved-9.25% was the original rate, entered and re-ran CE. All Clear - Due Diligence Vendor-12/07/2023

Counter-May you please provide the Bona Fide Discounts points disclosure or a loan discount rate worksheet issued to the borrower t the inception of the loan in order to complete testing? - Due Diligence Vendor-12/05/2023

Ready for Review-Document Uploaded. This is not a High Cost loan. Please read attached. - Seller-12/01/2023

		Open-This loan failed the high-cost mortgage late charges test for one of the following reasons: ( 12 CFR §1026.34(a)(8)(i) )The loan provides for a late payment fee in excess of 4% of the amount of the payment past due; orA value for the late charges amount was not provided.Any late payment charge imposed in connection with a high-cost mortgage must be specifically permitted by the terms of the loan contract or open-end credit agreement and may not exceed 4 percent of the amount of the payment past due. No such charge may be imposed more than once for a single late payment. Loan exceeding High-Cost mortgage threshold. - Due Diligence Vendor-11/30/2023	Ready for Review-Document Uploaded. This is not a High Cost loan. Please read attached. - Seller-12/01/2023	Resolved-9.25% was the original rate, entered and re-ran CE. All Clear - Due Diligence Vendor-12/07/2023	XXXX QM Testing.pdf			FL	Primary Residence	Purchase	NA	1282713	N/A	N/A
XXXX	242NQM902	Resolved-9.25% was the original rate, entered and re-ran CE. All Clear - Due Diligence Vendor-12/07/2023
Counter-May you please provide the Bona Fide Discounts points disclosure or a loan discount rate worksheet issued to the borrower t the inception of the loan in order to complete testing? - Due Diligence Vendor-12/05/2023
Ready for Review-Document Uploaded. Please read attached document.  - Seller-12/01/2023
		Open-This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: ( 12 CFR §1026.32(a)(1)(ii)(A), (B) )The loan amount is $24,866.00 or more, and the transaction's total points and fees is $12,365.00, which exceeds 5 percent of the total loan amount of $XXXX; or The loan amount is less than $24,866.00 and the transaction's total points and fees is $12,365.00, which exceeds the lesser of 8 percent of the total loan amount of $XXXX or $XXXX. Loan exceeding High-Cost mortgage threshold. - Due Diligence Vendor-11/30/2023	Ready for Review-Document Uploaded. Please read attached document. - Seller-12/01/2023	Resolved-9.25% was the original rate, entered and re-ran CE. All Clear - Due Diligence Vendor-12/07/2023	XXXX QM Testing.pdf			FL	Primary Residence	Purchase	NA	1282718	N/A	N/A
XXXX	242NQM902	Resolved-9.25% was the original rate, entered and re-ran CE. All Clear - Due Diligence Vendor-12/07/2023
Counter-May you please provide the Bona Fide Discounts points disclosure or a loan discount rate worksheet issued to the borrower t the inception of the loan in order to complete testing? - Due Diligence Vendor-12/05/2023
Ready for Review-Document Uploaded.  - Seller-12/01/2023
		Open-This loan failed the high-cost mortgage pre-loan counseling date test due to one of the following findings: (12 CFR §1026.34(a)(5)(i), (ii))The loan is a 2010 RESPA loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the good faith estimate or the disclosures required by 12 CFR §1026.40; or The loan is a 2015 TRID loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the initial loan estimate or the disclosures required by 12 CFR §1026.40; or The High-Cost Mortgage Pre-Loan Counseling Date was not provided; orThe High-Cost Mortgage Pre-Loan Counseling Date is on or after the closing date or estimated closing date.Certification of counseling required. A creditor shall not extend a high-cost mortgage to a consumer unless the creditor receives written certification that the consumer has obtained counseling on the advisability of the mortgage from a counselor that is approved to provide such counseling by the Secretary of the XX Department of Housing and Urban Development or, if permitted by the Secretary, by a State housing finance authority.(ii) Timing of counseling. The counseling required under this paragraph (a)(5) must occur after:(A) The consumer receives either the disclosure required by section 5(c) of the Real Estate Settlement Procedures Act of 1974 (12 U.S.C. 2604(c)) or the disclosures required by §1026.40; or(B) The consumer receives the disclosures required by §1026.32(c), for transactions in which neither of the disclosures listed in (A) are provided. Loan exceeding High-Cost mortgage threshold. - Due Diligence Vendor-11/30/2023	Ready for Review-Document Uploaded. - Seller-12/01/2023	Resolved-9.25% was the original rate, entered and re-ran CE. All Clear - Due Diligence Vendor-12/07/2023	XXXX QM Testing.pdf			FL	Primary Residence	Purchase	NA	1282711	N/A	N/A
XXXX	242NQM902	Resolved-9.25% was the original rate, entered and re-ran CE. All Clear - Due Diligence Vendor-12/07/2023

Counter-May you please provide the Bona Fide Discounts points disclosure or a loan discount rate worksheet issued to the borrower t the inception of the loan in order to complete testing? - Due Diligence Vendor-12/05/2023

Ready for Review-Document Uploaded.  - Seller-12/01/2023

		Open-This loan failed the high-cost mortgage timing of disclosure test due to one of the following findings: ( 12 CFR §1026.31(c) )The High-Cost Mortgage Disclosure Date indicates the creditor did not furnish the disclosure required by 12 CFR §1026.32 at least three business days prior to the consummation or account opening of a high-cost mortgage; orThe High-Cost Mortgage Disclosure Date was not provided; orNeither the consummation date nor the closing date was provided. Loan exceeding High-Cost mortgage threshold. - Due Diligence Vendor-11/30/2023	Ready for Review-Document Uploaded. - Seller-12/01/2023	Resolved-9.25% was the original rate, entered and re-ran CE. All Clear - Due Diligence Vendor-12/07/2023	XXXX QM Testing.pdf			FL	Primary Residence	Purchase	NA	1282719	N/A	N/A
XXXX	242NQM465	Resolved-PCCD with updated assumption verbiage received. Final CD page corrected. Resolved. - Due Diligence Vendor-12/04/2023 Ready for Review-Document Uploaded. - Seller-11/30/2023 Ready for Review-Document Uploaded. - Seller-11/30/2023 Open-Assumption marked yes on Final CD. Please provide updated CD. - Due Diligence Vendor-11/30/2023	Ready for Review-Document Uploaded. - Seller-11/30/2023 Ready for Review-Document Uploaded. - Seller-11/30/2023	Resolved-PCCD with updated assumption verbiage received. Final CD page corrected. Resolved. - Due Diligence Vendor-12/04/2023	XXXX PCCD.pdf Post CD cover letter- XXXX.pdf			TX	Primary Residence	Purchase	NA	1283478	N/A	N/A
XXXX	242NQM874	Resolved-Updated supportive document Updated 1003 with income details, hence finding resolved. - Due Diligence Vendor-12/01/2023 Resolved-The Final 1003 is Present - Due Diligence Vendor-12/01/2023 Ready for Review-Document Uploaded. Please see attached. - Seller-11/30/2023 Open-The Final 1003 is Missing Request to provide updated Final 1003 as the qualifying income of $XXXX is not matching with 1008 #582 income #XXXX and Calculated income as per income sheet #135 $XXXX - Due Diligence Vendor-11/30/2023	Ready for Review-Document Uploaded. Please see attached. - Seller-11/30/2023	Resolved-Updated supportive document Updated 1003 with income details, hence finding resolved. - Due Diligence Vendor-12/01/2023 Resolved-The Final 1003 is Present - Due Diligence Vendor-12/01/2023	correct income.pdf			CA	Primary Residence	Purchase	NA	1282606	N/A	N/A
XXXX	242NQM874	Resolved-This loan failed the per diem interest amount test. (CA Bus. Prof. Code §2948.5) because the per diem interest amount charged on the final CD ($1,941.10) exceeds the per diem interest charge or credit threshold ($1,386.50). The per diem fee on the PCCD was reduced to $1,247.85 This finding is now resolved. - Due Diligence Vendor-12/03/2023

Ready for Review-Please advise why is this condition? - Seller-11/30/2023

Open-Resolved - Due Diligence Vendor-11/30/2023

		Open-This loan failed the per diem interest amount test. (CA Bus. Prof. Code §2948.5)The per diem interest amount charged on the loan ($1,941.10) exceeds the per diem interest charge or credit threshold ($1,386.50).PLEASE NOTE: An additional $1 buffer was not included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page. - Due Diligence Vendor-11/30/2023	Ready for Review-Please advise why is this condition? - Seller-11/30/2023	Resolved-This loan failed the per diem interest amount test. (CA Bus. Prof. Code §2948.5) because the per diem interest amount charged on the final CD ($1,941.10) exceeds the per diem interest charge or credit threshold ($1,386.50). The per diem fee on the PCCD was reduced to $1,247.85 This finding is now resolved. - Due Diligence Vendor-12/03/2023				CA	Primary Residence	Purchase	NA	1282696	N/A	N/A
XXXX	242NQM877	Resolved-Proceeds from sale doc proof has been uploaded and satisfies the requirement. Hence resolved - Due Diligence Vendor-12/14/2023 Ready for Review-Document Uploaded. - Seller-12/13/2023 Open-Missing copy of HUD and wire for borrower cash out refinance of Non subject property which is how borrower acquired funds for purchase of XXXX per letter of explanation from borrower on page 219. Please provide. - Due Diligence Vendor-12/11/2023	Ready for Review-Document Uploaded. - Seller-12/13/2023	Resolved-Proceeds from sale doc proof has been uploaded and satisfies the requirement. Hence resolved - Due Diligence Vendor-12/14/2023	final cd- XXXX- Proceeds for Purchase DP.pdf wire from refi.pdf			FL	Investment	Purchase	NA	1305052	N/A	N/A
XXXX	242NQM877	Resolved-Updated 1008 & Lender Loan Approval uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/05/2023

Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-12/05/2023

Ready for Review-Document Uploaded.  - Seller-12/02/2023

		Open-The 1008 document is missing from the loan file. Request to provide updated 1008 and Lender approval sheet with correct HTI and DTI and negative cashflow. Approval also shows borrower approved with alt doc 24 months but appears to be approved with Full Doc 24 months. Borrower is wage earner. Please advise. - Due Diligence Vendor-11/30/2023	Ready for Review-Document Uploaded. - Seller-12/02/2023	Resolved-Updated 1008 & Lender Loan Approval uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/05/2023 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-12/05/2023	XXXX - 1008.pdf XXXX- nanq screen updated .pdf			FL	Investment	Purchase	NA	1283321	N/A	N/A
XXXX	242NQM897	Resolved-XXXX correspondence has been read and reviewed. The charge listed on the Final CD does not exceed the PPP parameters - Due Diligence Vendor-12/08/2023
Ready for Review-Per Correspondent Seller’s guide, maximum prepayment penalty is 5%.  PPP charged is below maximum penalty. - Seller-12/06/2023
		Open-TRID: Missing Closing Disclosure The Final CD is in the file, however the max prepayment penalty disclosed does not match the calculated amount in Laura Mac. The amount disclosed on the final CD is $6,628 and the calculated amount is $$10,146.72. Please provide an update Final CD or further advisement. Thank you. - Due Diligence Vendor-12/01/2023	Ready for Review-Per Correspondent Seller’s guide, maximum prepayment penalty is 5%. PPP charged is below maximum penalty. - Seller-12/06/2023	Resolved-XXXX correspondence has been read and reviewed. The charge listed on the Final CD does not exceed the PPP parameters - Due Diligence Vendor-12/08/2023				FL	Investment	Refinance	No Cash Out - Borrower Initiated	1286594	N/A	N/A
XXXX	242NQM897	Resolved-Updated 1008 uploaded with accurate fico score of 655. Resolved. - Due Diligence Vendor-12/08/2023 Ready for Review-Document Uploaded. - Seller-12/07/2023 Open-There is a Loan Approval in the file, however the FICO score of 655 does not match the Underwriter's score on the 1008 or the Qualifying amount in Laura Mac of 647. Please provide an updated Loan Approval. Thank you. - Due Diligence Vendor-12/01/2023	Ready for Review-Document Uploaded. - Seller-12/07/2023	Resolved-Updated 1008 uploaded with accurate fico score of 655. Resolved. - Due Diligence Vendor-12/08/2023	XXXX_XXXX_1008.pdf			FL	Investment	Refinance	No Cash Out - Borrower Initiated	1286531	N/A	N/A
XXXX	242NQM897	Resolved-Third Party Fraud Report - SAM.GOV search already available in Pg: 619 of file uploads & verified Settlement Agent, XXXX, verified to not be same individual as hit. Hit is XXXX, settlement agent is XXXX - Resolved. - Due Diligence Vendor-12/05/2023
Ready for Review-Document Uploaded. Settlement Agent, XXXX, verified to not be same individual as hit.  Hit is XXXX, settlement agent is XXXX. - Seller-12/04/2023
Ready for Review-Please refer to page 619 of the Closing Package uploaded.  Thank you! - Seller-12/01/2023
		Open-Missing Third Party Fraud Report Request to provide Third Party Fraud Report as it is missing in file. - Due Diligence Vendor-12/01/2023	Ready for Review-Document Uploaded. Settlement Agent, XXXX, verified to not be same individual as hit. Hit is XXXX, settlement agent is XXXX. - Seller-12/04/2023 Ready for Review-Please refer to page 619 of the Closing Package uploaded. Thank you! - Seller-12/01/2023	Resolved-Third Party Fraud Report - SAM.GOV search already available in Pg: 619 of file uploads & verified Settlement Agent, XXXX, verified to not be same individual as hit. Hit is XXXX, settlement agent is XXXX - Resolved. - Due Diligence Vendor-12/05/2023	XXXX_XXXX_Sam.gov.pdf			FL	Investment	Refinance	No Cash Out - Borrower Initiated	1285330	N/A	N/A
XXXX	242NQM888	Resolved-In the absence of the Replacement cost on the appraisal per Due Diligence re-review the insurance, Coverage Amount - Hazard Insurance of $XXXX covers Required Coverage Amount (Loan Amount) of $XXXX. And XXX HOI 100% RCE covered - Resolved. - Due Diligence Vendor-12/01/2023 Ready for Review-It is present on the declaration page, please advise. - Seller-11/30/2023 Open-RCE not provided, nor was there a Total Estimate of Cost amount on the appraisal. Please provide and thank you. - Due Diligence Vendor-11/30/2023	Ready for Review-It is present on the declaration page, please advise. - Seller-11/30/2023	Resolved-In the absence of the Replacement cost on the appraisal per Due Diligence re-review the insurance, Coverage Amount - Hazard Insurance of $210,000 covers Required Coverage Amount (Loan Amount) of $XXXX. And XXXX HOI 100% RCE covered - Resolved. - Due Diligence Vendor-12/01/2023				TX	Investment	Purchase	NA	1284073	N/A	N/A
XXXX	242NQM888	Resolved-Final HUD-1 Document uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/01/2023 Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-12/01/2023 Ready for Review-Document Uploaded. - Seller-11/30/2023 Open-Final HUD-1 Document is Missing. Final HUD-1 Document is Missing - Due Diligence Vendor-11/30/2023	Ready for Review-Document Uploaded. - Seller-11/30/2023	Resolved-Final HUD-1 Document uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/01/2023 Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-12/01/2023	HUD- XXXX.pdf			TX	Investment	Purchase	NA	1282763	N/A	N/A
XXXX	242NQM880	Resolved-Copy of final HUD for the sale of borrowers former prior primary residence as well as a copy of wire/funds received uploaded. Hence resolved - Due Diligence Vendor-12/12/2023 Ready for Review-Document Uploaded. - Seller-12/11/2023 Open-Missing copy of final HUD for the sale of borrowers former prior primary residence as well as a copy of wire/funds received. - Due Diligence Vendor-12/04/2023	Ready for Review-Document Uploaded. - Seller-12/11/2023	Resolved-Copy of final HUD for the sale of borrowers former prior primary residence as well as a copy of wire/funds received uploaded. Hence resolved - Due Diligence Vendor-12/12/2023	SALE FROM PRIMARY- XXXX.pdf FUNDS - XXXX.pdf			TX	Primary Residence	Purchase	NA	1289590	N/A	N/A
XXXX	242NQM473	Resolved-Proof of mortgage payments received. - Due Diligence Vendor-12/05/2023 Ready for Review-Document Uploaded. Hi XXXX, per our UW, the attached is already in the file. This is the 12 months VOM - Seller-12/05/2023 Open-Missing verification of mortgage covering a minimum of 12 months as required by G/L's. Current mortgage not reporting on credit report. - Due Diligence Vendor-12/05/2023	Ready for Review-Document Uploaded. Hi XXXX, per our UW, the attached is already in the file. This is the 12 months VOM - Seller-12/05/2023	Resolved-Proof of mortgage payments received. - Due Diligence Vendor-12/05/2023	SPS.pdf			NJ	Primary Residence	Refinance	Cash Out - Other	1291176	N/A	N/A
XXXX	242NQM474	Resolved-Documents confirmed in file. DSCR verified - Due Diligence Vendor-12/08/2023
Ready for Review-Document Uploaded.  - Seller-12/06/2023
Counter-Asper loan file, calculated tax is $XXXX (CA State: Sales Price $XXXX * 1.25% tax rate = $XXXX / 12 months average= $XXXX monthly) which gives PITIA of $5,042.14, Tax asper 1003 is $2020.72, which gives PITIA of $5005.58. Calculated DSCR is 1.3486, originator DSCR is 1.3584. Please provide documentation/clarification on the tax $2020.72 asper 1003 or provide updated originator DSCR in lender loan approval form.  - Due Diligence Vendor-12/05/2023
Ready for Review-Document Uploaded.  - Seller-12/04/2023
		Open-The Loan Approval was provided, however the DSCR ratio per the approval was 1.36. The calculated DSCR ratio was 1.76. Please provide an update Loan Approval or an explanation of the figures used in the DSCR calculation. Thank you. - Due Diligence Vendor-12/01/2023	Ready for Review-Document Uploaded. - Seller-12/06/2023 Ready for Review-Document Uploaded. - Seller-12/04/2023	Resolved-Documents confirmed in file. DSCR verified - Due Diligence Vendor-12/08/2023	Vo rebuttal.pdf 1008.pdf DSCR-Calculator VO .pdf			CA	Investment	Purchase	NA	1287698	N/A	N/A
XXXX	242NQM864	Resolved-Per LSM, The seller credit was always $10,000. The $18,393 was to ensure that the roof is replaced. Since the roof was completed and paid in full prior to close of escrow, the $18,393 was never needed. Hence resolved - Due Diligence Vendor-12/15/2023
Ready for Review-Document Uploaded. Hi XXXX, per title officer the seller credit was always $10,000.  The $18,393 was to ensure that the roof is replaced.  Since the roof was completed and paid in full prior to close of escrow, the $18,393 was never needed. - Seller-12/14/2023
		Open-Final HUD-1 Document is Missing. The Final HUD shows seller credits of $10,000 and the Sales Contract addendum page 105 dated XXXX shows seller credits of $18,393. Please provide clarification and updated HUD or sales contract addendum. - Due Diligence Vendor-12/04/2023	Ready for Review-Document Uploaded. Hi XXXX, per title officer the seller credit was always $10,000. The $18,393 was to ensure that the roof is replaced. Since the roof was completed and paid in full prior to close of escrow, the $18,393 was never needed. - Seller-12/14/2023	Resolved-Per LSM, The seller credit was always $10,000. The $18,393 was to ensure that the roof is replaced. Since the roof was completed and paid in full prior to close of escrow, the $18,393 was never needed. Hence resolved - Due Diligence Vendor-12/15/2023	ScreenShot.docx			CO	Investment	Purchase	NA	1289263	N/A	N/A
XXXX	242NQM864	Resolved-Non- Borrower Access letter to use his business funds has been provided. Hence resolved - Due Diligence Vendor-12/15/2023 Ready for Review-Document Uploaded. Please see attached. - Seller-12/14/2023 Open-Asset Qualification Does Not Meet Guideline Requirements Borrower 1 Assets for Assets 1-5 XXXX are joint accounts with Non-borrower. Please provide access letter as per guidelines. - Due Diligence Vendor-12/05/2023	Ready for Review-Document Uploaded. Please see attached. - Seller-12/14/2023	Resolved-Non- Borrower Access letter to use his business funds has been provided. Hence resolved - Due Diligence Vendor-12/15/2023	XXXX- 100- access letter.pdf			CO	Investment	Purchase	NA	1291329	N/A	N/A
XXXX	242NQM864	Resolved-Title Document is Provided with required loan amount. Hence resolved - Due Diligence Vendor-12/14/2023 Ready for Review-Document Uploaded. Please see attached. - Seller-12/13/2023 Open-Title Coverage Amount of $375000 is Less than Total Amount of Subject Lien(s) - Due Diligence Vendor-12/01/2023	Ready for Review-Document Uploaded. Please see attached. - Seller-12/13/2023	Resolved-Title Document is Provided with required loan amount. Hence resolved - Due Diligence Vendor-12/14/2023	XXXX- Combined Commitment_10.pdf			CO	Investment	Purchase	NA	1285612	N/A	N/A
XXXX	242NQM867	Resolved-Updated 1003, 1008 and divorce decree received. Alimony and child support payments updated to credit liabilities. Back end DTI is still within Lender GLs, resolved. - Due Diligence Vendor-12/13/2023
Ready for Review-Document Uploaded.  - Seller-12/11/2023
Counter-The Final 1003 shows Alimony for $21,000 on page 1096. Please provide clarification.  - Due Diligence Vendor-12/07/2023
Ready for Review- - Due Diligence Vendor-12/07/2023
Ready for Review-Document Uploaded.  - Seller-12/06/2023
Open-DTI discrepancy is due to Alimony payment of $21,000. Don't have any proof in file to verify. And request to provide clarification on tradeline XXXX #XXXX where multiple payments on this name(account) getting deducted from business bank statement #XXXX and bank statement #XXXX on pgs#64, 66, 69, 81, 95, 101, 104, 106, 134, 135, 142, 143, 144, 146 etc
		- Due Diligence Vendor-12/01/2023	Ready for Review-Document Uploaded. - Seller-12/11/2023 Ready for Review-Document Uploaded. - Seller-12/06/2023	Resolved-Updated 1003, 1008 and divorce decree received. Alimony and child support payments updated to credit liabilities. Back end DTI is still within Lender GLs, resolved. - Due Diligence Vendor-12/13/2023	final 1003.pdf Divorce Decree.pdf 1008.pdf			NJ	Primary Residence	Purchase	NA	1285712	N/A	N/A
XXXX	242NQM867	Resolved- - Due Diligence Vendor-12/07/2023

		Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($5,227.50) does not exceed or equal the comparable sum of specific and non-specific lender credits ($5,228.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-12/07/2023		Resolved- - Due Diligence Vendor-12/07/2023				NJ	Primary Residence	Purchase	NA	1299186	N/A	N/A
XXXX	242NQM867	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-12/07/2023 Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-12/07/2023 Ready for Review-Document Uploaded. - Seller-12/06/2023 Open-TRID: Missing Closing Disclosure Request to provide updated Final CD with correction selection for Assumption. As per guidelines(dated 10/02/2023), Fixed-Rate Notes are not assumable. - Due Diligence Vendor-12/01/2023	Ready for Review-Document Uploaded. - Seller-12/06/2023	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-12/07/2023 Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-12/07/2023	XXXX PCCD and LOE.pdf			NJ	Primary Residence	Purchase	NA	1285531	N/A	N/A
XXXX	242NQM873	Resolved-PCCD confirmed and updated in file. CE run with Minimal result - Due Diligence Vendor-12/08/2023 Ready for Review-Document Uploaded. - Seller-12/06/2023 Open-TRID: Missing Closing Disclosure Property is in (CA) dry funding state. Provide PCCD. - Due Diligence Vendor-12/01/2023	Ready for Review-Document Uploaded. - Seller-12/06/2023	Resolved-PCCD confirmed and updated in file. CE run with Minimal result - Due Diligence Vendor-12/08/2023	PCCD- XXXX.pdf			CA	Primary Residence	Purchase	NA	1285860	N/A	N/A
XXXX	242NQM875	Resolved-COC for final CD in which $49 Pest inspection fee was added has been received - Due Diligence Vendor-12/11/2023

Ready for Review-Document Uploaded. Please see attached. - Seller-12/07/2023

		Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $49.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Request to provide COC for final CD in which $49 Pest inspection fee was added. - Due Diligence Vendor-12/04/2023	Ready for Review-Document Uploaded. Please see attached. - Seller-12/07/2023	Resolved-COC for final CD in which $49 Pest inspection fee was added has been received - Due Diligence Vendor-12/11/2023	COC CD 11-28.pdf			MD	Primary Residence	Purchase	NA	1288558	N/A	N/A
XXXX	242NQM875	Resolved-Updated Lender Loan Approval Form uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/08/2023 Ready for Review-Document Uploaded. Please see attached. - Seller-12/07/2023 Open-Request to provide updated Lender Approval Form with correct DTI and HTI. - Due Diligence Vendor-12/04/2023	Ready for Review-Document Uploaded. Please see attached. - Seller-12/07/2023	Resolved-Updated Lender Loan Approval Form uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/08/2023	Program Information.pdf			MD	Primary Residence	Purchase	NA	1288591	N/A	N/A
XXXX	242NQM892	Resolved-Borrower 2 IRS Transcripts Provided or Not Applicable (Number of Borrowers equals 2) Borrower 2 IRS Transcripts uploaded for 2 years (2021 & 2022), verified & entered in system - Resolved. - Due Diligence Vendor-01/08/2024 Ready for Review-Document Uploaded. - Seller-01/05/2024 Open-Borrower 2 IRS Transcripts Missing - Due Diligence Vendor-12/04/2023	Ready for Review-Document Uploaded. - Seller-01/05/2024	Resolved-Borrower 2 IRS Transcripts Provided or Not Applicable (Number of Borrowers equals 2) Borrower 2 IRS Transcripts uploaded for 2 years (2021 & 2022), verified & entered in system - Resolved. - Due Diligence Vendor-01/08/2024	XXXX XXXX 2022 TRANSCRIPTS.pdf XXXX XXXX 2021 TRANSCRIPTS.pdf			CA	Primary Residence	Purchase	NA	1288492	N/A	N/A
XXXX	242NQM892	Resolved- - Due Diligence Vendor-01/10/2024

Open-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($4,052.50) exceed the comparable charges ($2,358.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-01/10/2024

Open-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($3,803.50) exceed the comparable charges ($2,358.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-01/10/2024

Ready for Review-Document Uploaded.  - Seller-01/09/2024

Open-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($3,803.50) exceed the comparable charges ($2,333.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-12/08/2023

		Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($4,052.50) exceed the comparable charges ($2,333.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). Required COC for increase in Underwriting fee from $1195 to $1995, Appraisal $570 to $850, Appraisal Re-Inspection Fee $175 to $250, Lender Title Insurance $1532 to $3292 Multiple fees, Recording fees and Other Taxes $350 to $375 and Transfer Taxes $350 to 1348 from Initial LE pg#569 to Revised LE pg#573. - Due Diligence Vendor-12/04/2023	Ready for Review-Document Uploaded. - Seller-01/09/2024	Resolved- - Due Diligence Vendor-01/10/2024	COC LE XXXX.pdf			CA	Primary Residence	Purchase	NA	1288747	N/A	N/A
XXXX	242NQM892	Resolved- - Due Diligence Vendor-01/10/2024

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $150.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-01/10/2024

Ready for Review-Document Uploaded.  - Seller-01/09/2024

		Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $950.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Required COC for increase in Underwriting fee from $1195 to $1995, Appraisal $570 to $850, Appraisal Re-Inspection Fee $175 to $250, Lender Title Insurance $1532 to $3292 Multiple fees, Recording fees and Other Taxes $350 to $375 and Transfer Taxes $350 to 1348 from Initial LE pg#569 to Revised LE pg#573. - Due Diligence Vendor-12/04/2023	Ready for Review-Document Uploaded. - Seller-01/09/2024	Resolved- - Due Diligence Vendor-01/10/2024	COC LE XXXX.pdf			CA	Primary Residence	Purchase	NA	1288746	N/A	N/A
XXXX	242NQM892	Resolved-PCCD uploaded. - Due Diligence Vendor-12/08/2023 Ready for Review-Document Uploaded. - Seller-12/07/2023 Open-TRID: Missing Closing Disclosure Provide post-consummation closing disclosure, since it is required for LSM Dry Fund States (Subject State is CA) - Due Diligence Vendor-12/04/2023	Ready for Review-Document Uploaded. - Seller-12/07/2023	Resolved-PCCD uploaded. - Due Diligence Vendor-12/08/2023	PCCD- XXXX.pdf FUNDS TO CLOSE- XXXX.pdf			CA	Primary Residence	Purchase	NA	1288713	N/A	N/A
XXXX	242NQM892	Resolved- - Due Diligence Vendor-12/08/2023 Open-This loan failed the TRID post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests. - Due Diligence Vendor-12/08/2023		Resolved- - Due Diligence Vendor-12/08/2023				CA	Primary Residence	Purchase	NA	1301300	N/A	N/A
XXXX	242NQM886	Waived-Loan does not conform to program guidelines First Time Homebuyer (FTHB) transactions are allowed for Primary residence only. Second Home, Investment & Business Purpose Non-TRID Loans not allowed. Exception approved, Ok to proceed FTHB on this investment property. Borrower is not qualifying with rental income. - Due Diligence Vendor-01/09/2024		Waived-Loan does not conform to program guidelines First Time Homebuyer (FTHB) transactions are allowed for Primary residence only. Second Home, Investment & Business Purpose Non-TRID Loans not allowed. Exception approved, Ok to proceed FTHB on this investment property. Borrower is not qualifying with rental income. - Due Diligence Vendor-01/09/2024			Compensating Factor: 1. Reserves after closing at least 84 months: Verified reserves 84.4 months, when Guideline Required Reserves 6 months reserves. 2. DTI lower - under 30%: Qualified DTI is 24.07%, when Guideline Max DTI is 50%. 3. Qualified FICO 766, when Guideline Min FICO is 740. 26 points above minimum requirement.	FL	Investment	Purchase	NA	1362078	Originator Pre-Close	Yes
XXXX	242NQM886	Resolved-Exception document with valid compensating factors uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-01/09/2024 Ready for Review-Document Uploaded. - Seller-01/08/2024 Open-Request to provide updated exception as per page #496 missing comp factor after approval. - Due Diligence Vendor-12/04/2023	Ready for Review-Document Uploaded. - Seller-01/08/2024	Resolved-Exception document with valid compensating factors uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-01/09/2024	Exception Approval - XXXX #XXXX.pdf			FL	Investment	Purchase	NA	1288603	N/A	N/A
XXXX	242NQM886	Resolved-Provided doc shows addendum with backed out of EMD amount. Hence resolved - Due Diligence Vendor-12/12/2023 Ready for Review-Document Uploaded. - Seller-12/11/2023 Open-Provide an updated contract addendum for removal of EMD as closing documents i.e. Final Hud on page #434 and instruction to escrow on page #420 not reflecting EMD. Instruction escrow document reflect the verbiage Provide a contract addendum removal of EMD. - Due Diligence Vendor-12/04/2023	Ready for Review-Document Uploaded. - Seller-12/11/2023	Resolved-Provided doc shows addendum with backed out of EMD amount. Hence resolved - Due Diligence Vendor-12/12/2023	UPDATED SELLER CREDIT ADDENDUM.pdf			FL	Investment	Purchase	NA	1288834	N/A	N/A
XXXX	242NQM869	Resolved-Documents received and reviewed. CE run with Elevated result - Due Diligence Vendor-01/19/2024

Ready for Review-Document Uploaded.  - Seller-01/18/2024

Counter-A COC form will not clear the PC CE report and resolve this issue because the fee was added to the PCCD. Fees may not be increased or added post consummation. Please provide a corrected PCCD or to cure upload refund check iao $300, PCCD, LOE, and POD shipping envelope. - Due Diligence Vendor-12/22/2023

Ready for Review-Document Uploaded.  - Seller-12/21/2023

Counter-A COC is still required as the increase fail of $300 will be present without a cure. Please provide updated TRID documentation or a cure to clear this fail? - Due Diligence Vendor-12/15/2023

Ready for Review-Document Uploaded. Appraisal was paid POC by broker- it was cured outside of closing. Please advise, as the borrower did not pay for the fee. Thank you. - Seller-12/14/2023

		Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $300.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Appraisal fee increased on PCCD. Need COC. - Due Diligence Vendor-12/08/2023	Ready for Review-Document Uploaded. - Seller-01/18/2024 Ready for Review-Document Uploaded. - Seller-12/21/2023 Ready for Review-Document Uploaded. Appraisal was paid POC by broker- it was cured outside of closing. Please advise, as the borrower did not pay for the fee. Thank you. - Seller-12/14/2023	Resolved-Documents received and reviewed. CE run with Elevated result - Due Diligence Vendor-01/19/2024	APPRASIAL FEE INVOICE.pdf COC FORM.pdf PCCD + CURE- XXXX.pdf			CA	Primary Residence	Purchase	NA	1301092	N/A	N/A
XXXX	242NQM869	Resolved-Title document with title coverage amount provided. Hence resolved - Due Diligence Vendor-12/12/2023 Ready for Review-Document Uploaded. - Seller-12/11/2023 Open-Title Document is Incomplete Title document is missing title coverage amount. - Due Diligence Vendor-12/06/2023	Ready for Review-Document Uploaded. - Seller-12/11/2023	Resolved-Title document with title coverage amount provided. Hence resolved - Due Diligence Vendor-12/12/2023	FTP- XXXX.pdf			CA	Primary Residence	Purchase	NA	1294224	N/A	N/A
XXXX	242NQM869	Resolved-PCCD uploaded. - Due Diligence Vendor-12/08/2023 Ready for Review-Document Uploaded. - Seller-12/07/2023 Open-TRID: Missing Closing Disclosure Provide post-consummation closing disclosure, since it is required for XXXX Dry Fund States (Subject State is CA) - Due Diligence Vendor-12/05/2023	Ready for Review-Document Uploaded. - Seller-12/07/2023	Resolved-PCCD uploaded. - Due Diligence Vendor-12/08/2023	PCCD- XXXX.pdf			CA	Primary Residence	Purchase	NA	1290774	N/A	N/A
XXXX	242NQM858	Resolved-NanQ loan program sheet received, resolved. - Due Diligence Vendor-12/18/2023
Ready for Review-Document Uploaded.  - Seller-12/15/2023
Counter-Thank you for correcting the back end DTI. Per review the doc type for this transaction should be XXXX. However it is documented as 12 month CPA P&L on the NanQ lender program information. - Due Diligence Vendor-12/15/2023
Ready for Review-Document Uploaded.  - Seller-12/13/2023
Counter-Per the 1008 provided in the missing 1008 finding the back end DTI is 35.66%. May you please correct the back end DTI on the NanQ loan information sheet? Also, may you please confirm the doc type for this loan. The NanQ program information in the loan package reflects the doc type as XXXX. However per review the doc type should be XXXX. - Due Diligence Vendor-12/12/2023
Ready for Review-Qualifying Type does not have a "Business Bank Statement" option.  There is a "Personal Bk St W/ 2 Month Business BK ST" option.  Also there is an "Expense Factor" option, to which we can also select "Expense Factor: 20".
Please clarify if any of these options coincide with what you're asking. - Seller-12/08/2023
Counter-Asper 1008 & Income WS, income qualified using XXXX with expenses ratio of 20%. Whereas Lender Loan Approval Form shows, Document type as XXXX & Qualifying Type as XXXX. Please provide updated lender loan approval form with corrected Document type as XXXX & Qualifying Type as XXXX.  - Due Diligence Vendor-12/07/2023
Ready for Review-Please clarify why Lender Approval screen has incorrect qualifying type. - Seller-12/06/2023
		Open-Request to provide updated Lender sheet with correct qualifying type and correct DTI. - Due Diligence Vendor-12/05/2023	Ready for Review-Document Uploaded. - Seller-12/15/2023 Ready for Review-Document Uploaded. - Seller-12/13/2023 Ready for Review-Qualifying Type does not have a "Business Bank Statement" option. There is a "Personal Bk St W/ 2 Month Business BK ST" option. Also there is an "Expense Factor" option, to which we can also select "Expense Factor: 20". Please clarify if any of these options coincide with what you're asking. - Seller-12/08/2023 Ready for Review-Please clarify why Lender Approval screen has incorrect qualifying type. - Seller-12/06/2023	Resolved-NanQ loan program sheet received, resolved. - Due Diligence Vendor-12/18/2023	XXXX_XXXX_NANQ Screen.pdf XXXX_XXXX_NANQ Screen.pdf			CA	Primary Residence	Purchase	NA	1290612	N/A	N/A
XXXX	242NQM858	Resolved-DTI is matching now. Hence resolved - Due Diligence Vendor-12/13/2023
Ready for Review-Document Uploaded.  - Seller-12/12/2023
Open-DTI discrepancy is due to liabilities which got updated in gap report(latest report dated XXXX) on pg-487. Tradelines got changed as follows:                                                                        1- XXXX# XXXX has monthly payment as $298 in 1003, initial credit report pg-479 and U/w considered same for DTI cal, whereas in gap/latest report monthly payment reflecting as $3069.
 2- XXXX  has monthly payment as $35 in 1003, initial credit report pg-479 and U/w considered same for DTI cal, whereas in gap/latest report monthly payment reflecting as $10.
3- XXXX has monthly payment as $9 in 1003, initial credit report pg-479 and U/w considered same for DTI cal, whereas in gap/latest report monthly payment reflecting as $10.
		4- XXXX has monthly payment as $10 in 1003, initial credit report pg-479 and U/w considered same for DTI cal, whereas in gap/latest report monthly payment reflecting as $5. - Due Diligence Vendor-12/05/2023	Ready for Review-Document Uploaded. - Seller-12/12/2023	Resolved-DTI is matching now. Hence resolved - Due Diligence Vendor-12/13/2023	XXXX_XXXX_LOE DTI Discrepancy.pdf XXXX_XXXX_1008_DTI.pdf			CA	Primary Residence	Purchase	NA	1290610	N/A	N/A
XXXX	242NQM858	Resolved-The 1008 document uploaded. Hence resolved - Due Diligence Vendor-12/13/2023 Ready for Review-Document Uploaded. - Seller-12/12/2023 Open-The 1008 document is missing from the loan file. Request to provide updated 1008 with correct property selection , Correct reserves, and correct DTI. - Due Diligence Vendor-12/05/2023	Ready for Review-Document Uploaded. - Seller-12/12/2023	Resolved-The 1008 document uploaded. Hence resolved - Due Diligence Vendor-12/13/2023	XXXX_XXXX_1008_DTI.pdf			CA	Primary Residence	Purchase	NA	1290493	N/A	N/A
XXXX	242NQM900	Resolved-Access letter to use funds from XXXX from Joint account holder uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/21/2023 Ready for Review-Document Uploaded. - Seller-12/20/2023 Open-Required borrower access letter to use funds from XXXX. - Due Diligence Vendor-12/05/2023	Ready for Review-Document Uploaded. - Seller-12/20/2023	Resolved-Access letter to use funds from XXXX checking acct#XXXX from Joint account holder uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/21/2023	accessltr-XXXX.pdf			IL	Primary Residence	Purchase	NA	1290597	N/A	N/A
XXXX	242NQM900	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-12/20/2023 Ready for Review-Document Uploaded. - Seller-12/19/2023 Open-The 1008 document is missing from the loan file. - Due Diligence Vendor-12/05/2023	Ready for Review-Document Uploaded. - Seller-12/19/2023	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-12/20/2023	1008.pdf			IL	Primary Residence	Purchase	NA	1290507	N/A	N/A
XXXX	242NQM900	Resolved-The Initial 1003 is Present - Due Diligence Vendor-12/20/2023 Ready for Review-Document Uploaded. - Seller-12/19/2023 Open-The Initial 1003 is Missing - Due Diligence Vendor-12/05/2023	Ready for Review-Document Uploaded. - Seller-12/19/2023	Resolved-The Initial 1003 is Present - Due Diligence Vendor-12/20/2023	1003.pdf			IL	Primary Residence	Purchase	NA	1290499	N/A	N/A
XXXX	242NQM900	Resolved-Asper UW, IL property is assessed at 1/3 its fair market value to calculated property tax, verified & entered in system - Resolved. - Due Diligence Vendor-12/20/2023 Resolved-Evidence of Property Tax is present - Due Diligence Vendor-12/20/2023 Ready for Review-Document Uploaded. - Seller-12/20/2023 Open-Missing Evidence of Property Tax Final 1003 lender information sheet showing tax amount as $1388.57, need clarification on how actually considered or provide updated tax document. - Due Diligence Vendor-12/05/2023	Ready for Review-Document Uploaded. - Seller-12/20/2023	Resolved-Asper UW, IL property is assessed at 1/3 its fair market value to calculated property tax, verified & entered in system - Resolved. - Due Diligence Vendor-12/20/2023 Resolved-Evidence of Property Tax is present - Due Diligence Vendor-12/20/2023	tax 2.pdf			IL	Primary Residence	Purchase	NA	1290817	N/A	N/A
XXXX	242NQM900	Resolved-Lender Loan Approval Form uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/20/2023 Ready for Review-Document Uploaded. - Seller-12/19/2023 Open-Loan program information or Lender Approval form is missing - Due Diligence Vendor-12/05/2023	Ready for Review-Document Uploaded. - Seller-12/19/2023	Resolved-Lender Loan Approval Form uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/20/2023	Program.pdf			IL	Primary Residence	Purchase	NA	1290592	N/A	N/A
XXXX	242NQM856	Resolved-401K Doc has been uploaded. Hence resolved - Due Diligence Vendor-12/08/2023 Ready for Review-Document Uploaded. Per the terms and conditions, she can take loan for any purpose up to the lesser of $XXXX or 50% of account. 50% of the $XXXX balance is $XXXX - Seller-12/07/2023 Open-1003 Reflecting the XXXX funds $ XXXX so please provide the asset documentation. - Due Diligence Vendor-12/05/2023	Ready for Review-Document Uploaded. Per the terms and conditions, she can take loan for any purpose up to the lesser of $XXXX or XXXX% of account. 50% of the $XXXX balance is $XXXX - Seller-12/07/2023	Resolved-401K Doc has been uploaded. Hence resolved - Due Diligence Vendor-12/08/2023	401K.pdf			PA	Investment	Purchase	NA	1290559	N/A	N/A
XXXX	242NQM891	Resolved-PCCD received and updated to review, PC CE report is minimal, resolved. - Due Diligence Vendor-12/14/2023 Ready for Review-Document Uploaded. - Seller-12/12/2023 Open-TRID: Missing Closing Disclosure Property is in (CA) dry funding state. Provide PCCD. - Due Diligence Vendor-12/05/2023	Ready for Review-Document Uploaded. - Seller-12/12/2023	Resolved-PCCD received and updated to review, PC CE report is minimal, resolved. - Due Diligence Vendor-12/14/2023	PCCD- WU.pdf			CA	Primary Residence	Purchase	NA	1290646	N/A	N/A
XXXX	242NQM896	Resolved-Title doc uploaded. Title is now vested in Borrower's trust. Resolved. - Due Diligence Vendor-01/12/2024

Ready for Review-Document Uploaded. here you go!
 - Seller-01/11/2024

Counter-QC has confirmed the signed and notarized trust is on file on page 145 of the loan package under the documents tab. The issue is that the mortgage and the note were signed by the borrower as an individual and trustee. However, the title that we have on file is vested in the borrower's name but it is not vested in the borrower's trust. Please provide updated title with corrected vesting. - Due Diligence Vendor-12/12/2023

Ready for Review-Thats because they are in the loan package uploaded in page 477-481 - Seller-12/09/2023

Counter-Upon review, the documents attached appear to be a screen shot of the trust agreement. The title vesting does not reflect the trust as the borrower signed the Mortgage and Note. Please provide updated Title. - Due Diligence Vendor-12/08/2023

Ready for Review-Document Uploaded. page 477-481 - Seller-12/07/2023

		Open-Property Title Issue As per Mortgage and Note the vesting is in a Trust. The vesting on the provided Title Commitment does not show a Trust, please provide updated Title. - Due Diligence Vendor-12/07/2023	Ready for Review-Document Uploaded. here you go! - Seller-01/11/2024 Ready for Review-Thats because they are in the loan package uploaded in page 477-481 - Seller-12/09/2023 Ready for Review-Document Uploaded. page 477-481 - Seller-12/07/2023	Resolved-Title doc uploaded. Title is now vested in Borrower's trust. Resolved. - Due Diligence Vendor-01/12/2024	ALTA Commitment 2021 (OH) (10).pdf			OH	Investment	Purchase	NA	1297359	N/A	N/A
XXXX	242NQM907	Resolved- - Due Diligence Vendor-12/15/2023

Ready for Review-Document Uploaded.  - Seller-12/14/2023

		Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($0.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,255.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-12/08/2023	Ready for Review-Document Uploaded. - Seller-12/14/2023	Resolved- - Due Diligence Vendor-12/15/2023	COC 10.19.pdf			CA	Primary Residence	Purchase	NA	1301020	N/A	N/A
XXXX	242NQM907	Resolved-PCCD uploade and entered. Resolved. - Due Diligence Vendor-12/08/2023 Ready for Review-Document Uploaded. - Seller-12/07/2023 Open-TRID: Missing Closing Disclosure Provide PCCD as required for Dry Funding State, Subject Property is CA - Due Diligence Vendor-12/07/2023	Ready for Review-Document Uploaded. - Seller-12/07/2023	Resolved-PCCD uploade and entered. Resolved. - Due Diligence Vendor-12/08/2023	Aye PCCD.pdf			CA	Primary Residence	Purchase	NA	1296280	N/A	N/A
XXXX	242NQM859	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/14/2023 Ready for Review-Document Uploaded. Please see attached. - Seller-12/12/2023 Open-TRID: Missing Closing Disclosure Property is in (CA) dry funding state. Provide PCCD. - Due Diligence Vendor-12/07/2023	Ready for Review-Document Uploaded. Please see attached. - Seller-12/12/2023	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/14/2023	PCCD.pdf			CA	Primary Residence	Purchase	NA	1296343	N/A	N/A
XXXX	242NQM866	Rescinded-PCCD received and updated to review, PC CE report is minimal, resolved. - Due Diligence Vendor-12/14/2023 Ready for Review-Document Uploaded. - Seller-12/13/2023 Open-TRID: Missing Closing Disclosure Provide post-consummation closing disclosure, since it is required for XXXX Dry Fund States (Subject State is CA). - Due Diligence Vendor-12/07/2023	Ready for Review-Document Uploaded. - Seller-12/13/2023	Rescinded-PCCD received and updated to review, PC CE report is minimal, resolved. - Due Diligence Vendor-12/14/2023	QAVI PCCD.pdf			CA	Primary Residence	Purchase	NA	1296527	N/A	N/A
XXXX	242NQM866	Resolved- - Due Diligence Vendor-12/14/2023 Open-This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $2,239,734.02. The disclosed finance charge of $2,218,544.02 is not considered accurate because it is understated by more than $100. - Due Diligence Vendor-12/14/2023		Resolved- - Due Diligence Vendor-12/14/2023				CA	Primary Residence	Purchase	NA	1314241	N/A	N/A
XXXX	242NQM866	Resolved- - Due Diligence Vendor-12/14/2023 Open-This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $2,239,734.02. The disclosed finance charge of $2,218,469.02 is not considered accurate because it is understated by more than $100. - Due Diligence Vendor-12/14/2023		Resolved- - Due Diligence Vendor-12/14/2023				CA	Primary Residence	Purchase	NA	1314243	N/A	N/A
XXXX	242NQM866	Resolved- - Due Diligence Vendor-12/14/2023 Open-This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )The annual percentage rate (APR) is 7.646%. The disclosed APR of 7.498% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. - Due Diligence Vendor-12/14/2023		Resolved- - Due Diligence Vendor-12/14/2023				CA	Primary Residence	Purchase	NA	1314244	N/A	N/A
XXXX	242NQM855	Waived-Exception Approved for square footage. Property is 4 units, 2 of the units are below are square footage minimum of 400 square feet. 2 units are approved at 363 square feet. - Due Diligence Vendor-01/05/2024 Ready for Review-Document Uploaded. - Seller-01/04/2024 Open-The appraisal page 19 shows Units 2 and 3 size are not within guidelines at 363 square feet. As per Matrix 10/02/23 2-4 Unit properties minimum square feet is 400. Please provide exception. - Due Diligence Vendor-12/12/2023	Ready for Review-Document Uploaded. - Seller-01/04/2024	Waived-Exception Approved for square footage. Property is 4 units, 2 of the units are below are square footage minimum of 400 square feet. 2 units are approved at 363 square feet. - Due Diligence Vendor-01/05/2024	Exception Approval - XXXX #XXXX .pdf		Compensating Factor: 1. DSCR at least 1.50 - Qualified DSCR 1.58. 2. FICO 701 - Qualified FICO 701, when Guideline Min FICO is 680. 3. Experienced Investor - Owns Rental & Primary property over 24 months - Verified.	CA	Investment	Purchase	NA	1307458	Originator Post-Close	Yes
XXXX	242NQM855	Resolved-The photo on the appraisal has been updated. Resolved. - Due Diligence Vendor-01/04/2024 Ready for Review-Document Uploaded. - Seller-01/03/2024 Open-There is a photo in the appraisal page 32 labeled Bedroom 1 that has people in the photo. Please provide updated photo. - Due Diligence Vendor-12/12/2023	Ready for Review-Document Uploaded. - Seller-01/03/2024	Resolved-The photo on the appraisal has been updated. Resolved. - Due Diligence Vendor-01/04/2024	XXXX(1).pdf			CA	Investment	Purchase	NA	1307377	N/A	N/A
XXXX	242NQM855	Resolved-Updated supportive document Seller Credit $XXXX Details in Pdf, hence finding resolved. - Due Diligence Vendor-12/15/2023 Ready for Review-Document Uploaded. - Seller-12/14/2023 Open-The Purchase Contract does not have an addendum for the Seller Credit of $XXXX as per the HUD on page XXX. Please provide Purchase Contract Addendum. - Due Diligence Vendor-12/12/2023	Ready for Review-Document Uploaded. - Seller-12/14/2023	Resolved-Updated supportive document Seller Credit $XXXX Details in Pdf, hence finding resolved. - Due Diligence Vendor-12/15/2023	5k.pdf			CA	Investment	Purchase	NA	1307498	N/A	N/A
XXXX	242NQM855	Resolved-Wire transfer is provided to verify the deposit. Finding resolved. - Due Diligence Vendor-12/13/2023 Ready for Review-Document Uploaded. - Seller-12/13/2023 Open-Asset Record 3 Does Not Meet G/L Requirements Asset # 3 is missing evidence of the wire transfer from the 1031 exchange used for closing costs as per page 107. Please provide evidence of the transfer. - Due Diligence Vendor-12/12/2023	Ready for Review-Document Uploaded. - Seller-12/13/2023	Resolved-Wire transfer is provided to verify the deposit. Finding resolved. - Due Diligence Vendor-12/13/2023	1031.pdf funds.pdf			CA	Investment	Purchase	NA	1307580	N/A	N/A
XXXX	242NQM885	Resolved-The Initial 1003 is Present - Due Diligence Vendor-01/02/2024 Open-The Initial 1003 is Missing The Initial and Final 1003 were taken and signed by the borrower. As per guidelines, a different LO must take the application. - Due Diligence Vendor-01/02/2024		Resolved-The Initial 1003 is Present - Due Diligence Vendor-01/02/2024				CA	Investment	Refinance	No Cash Out - Borrower Initiated	1348052	N/A	N/A
XXXX	242NQM885	Resolved- - Due Diligence Vendor-01/08/2024 Resolved-Certified Copy of Final HUD provided. Hence resolved - Due Diligence Vendor-12/15/2023 Ready for Review-Document Uploaded. - Seller-12/14/2023 Open-Final HUD-1 Document is Missing. Request to Provide Certified copy of HUD-1 document, as it is mandatory to have in XXXX Dry Funding state (Subject State is CA). settlement date is missing in provided HUD-1 page #284 - Due Diligence Vendor-12/12/2023	Ready for Review-Document Uploaded. - Seller-12/14/2023	Resolved-Certified Copy of Final HUD provided. Hence resolved - Due Diligence Vendor-12/15/2023	FINAL HUD- XXXX.pdf			CA	Investment	Refinance	No Cash Out - Borrower Initiated	1306688	N/A	N/A
XXXX	242NQM885	Waived-Exception Approved to only Broker/Owner to sign his own 1003 as Loan Officer as he is a one man shop. As long as fees charge were minimal, under $100, then still considered a rate term. - Due Diligence Vendor-01/08/2024

Ready for Review-Document Uploaded.  - Seller-01/05/2024

		Open-Loan does not conform to program guidelines The borrower owns the brokerage firm and initiated and signed the application for the subject transaction. This is a Conflict-of-Interest Transaction as per guidelines. As per guidelines dated 10/2/23V2, page 34 of 87 when the Mortgage Broker Owner is completing their own real estate transaction A different LO must have taken the 1003 application and Any compensation charged (LPC or BPC will be considered cash out). The borrower charged a $1.00 fee on the HUD as a Broker fee. - Due Diligence Vendor-01/02/2024	Ready for Review-Document Uploaded. - Seller-01/05/2024	Waived-Exception Approved to only Broker/Owner to sign his own 1003 as Loan Officer as he is a one man shop. As long as fees charge were minimal, under $100, then still considered a rate term. - Due Diligence Vendor-01/08/2024	Exception Approval - XXXX #XXXX .pdf		Compensating Factor: 1. FICO 786 - 46 points above 740. 2. Reserves at least 16 months, verified 16.88 months reserves when Guideline Required Reserves - Number of Months is 5. 3. Residual Income at least $12000 a month, actual verified Residual Income is $14,346.25.	CA	Investment	Refinance	No Cash Out - Borrower Initiated	1348111	Originator Post-Close	Yes
XXXX	242NQM885	Resolved-Rent Free LOE from the person the borrower lives rent free with is uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/29/2023 Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-12/29/2023 Ready for Review-Document Uploaded. - Seller-12/28/2023 Open-Housing History Does Not Meet Guideline Requirements The letter of explanation for living rent free pages 326 & 327 is signed and dated by the borrower. This letter should be signed and dated by the person the borrower lives rent free with. - Due Diligence Vendor-12/18/2023	Ready for Review-Document Uploaded. - Seller-12/28/2023	Resolved-Rent Free LOE from the person the borrower lives rent free with is uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/29/2023 Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-12/29/2023	rent free letter.pdf			CA	Investment	Refinance	No Cash Out - Borrower Initiated	1321669	N/A	N/A
XXXX	242NQM885	Resolved-Title Document is Provided with required loan amount. Hence resolved - Due Diligence Vendor-12/14/2023 Ready for Review-Document Uploaded. - Seller-12/13/2023 Open-Title Document is Incomplete Provide title report with title insured amount. - Due Diligence Vendor-12/12/2023	Ready for Review-Document Uploaded. - Seller-12/13/2023	Resolved-Title Document is Provided with required loan amount. Hence resolved - Due Diligence Vendor-12/14/2023	POLICY- XXXX.pdf			CA	Investment	Refinance	No Cash Out - Borrower Initiated	1307519	N/A	N/A
XXXX	242NQM845	Waived-Housing History Does Not Meet Guideline Requirements Borrowers are currently living rent free for prior 2 years, and guidelines prohibit use of asset utilization for borrowers living rent free. Seeking exception to permit use of asset utilization for these borrowers. - Due Diligence Vendor-12/18/2023		Waived-Housing History Does Not Meet Guideline Requirements Borrowers are currently living rent free for prior 2 years, and guidelines prohibit use of asset utilization for borrowers living rent free. Seeking exception to permit use of asset utilization for these borrowers. - Due Diligence Vendor-12/18/2023			1. Owned property from 2007 to 2021 mortgage. No late payments 2. 782 FICO. Guide minimum is 680 FICO 3. Purchase 63% LTV. Guide max allowable is 85% LTV. 4. $2.7MM in reserves. Guides only require 6 months, which would be $43k. Borrower has in excess of $2.6 MM in reserves. 5. 21% DTI. Guide allows for a max of 45% DTI	VA	Primary Residence	Purchase	NA	1320091	Originator Post-Close	Yes
XXXX	242NQM854	Resolved-Asset Record 1 Meets G/L Requirements - Due Diligence Vendor-01/10/2024
Ready for Review-Document Uploaded.  - Seller-01/09/2024
Counter-The documentation provided is evidence of the EMD iao $6,000. Per the final 1003 the borrower has assets iao $407,635.92 in XXXX accnt XXXX. The transaction history for those assets does not have the borrower's name or account number on it. Please provide evidence of those assets that includes identifying account information or borrower information - Due Diligence Vendor-12/29/2023
Ready for Review-Document Uploaded. I have attached a copy of the proof of the wire from the XXXX account which has the account number on it and it can be matched to the transaction history coming from that account-dates match up, please advise. Thank you - Seller-12/28/2023
Counter-This inquiry pertains to XXXX - Due Diligence Vendor-12/27/2023
Ready for Review-Can you please confirm what document you are referring to, so we may revise. Thank you. - Seller-12/26/2023
		Open-Asset Record 1 Does Not Meet G/L Requirements due to there is not any identifying account information or borrower information on the transaction history. Please provide completed transaction history or bank statement. - Due Diligence Vendor-12/20/2023	Ready for Review-Document Uploaded. - Seller-01/09/2024 Ready for Review-Document Uploaded. I have attached a copy of the proof of the wire from XXXX account which has the account number on it and it can be matched to the transaction history coming from that account-dates match up, please advise. Thank you - Seller-12/28/2023 Ready for Review-Can you please confirm what document you are referring to, so we may revise. Thank you. - Seller-12/26/2023	Resolved-Asset Record 1 Meets G/L Requirements - Due Diligence Vendor-01/10/2024	XXXX TRANSACTION HISTORY.pdf XXXX PROOF OF EMD WIRE.pdf XXXX BANK STATEMENT 1.8.24.pdf			CA	Primary Residence	Purchase	NA	1325191	N/A	N/A
XXXX	242NQM854	Resolved-PCCD received and reviewed. CE re-run with Elevated status - Due Diligence Vendor-12/26/2023 Ready for Review-Document Uploaded. - Seller-12/22/2023 Open-TRID: Missing Closing Disclosure Provide PCCD with Certified Stamp or Seal required for Dry Funding State, Subject Property is CA - Due Diligence Vendor-12/19/2023	Ready for Review-Document Uploaded. - Seller-12/22/2023	Resolved-PCCD received and reviewed. CE re-run with Elevated status - Due Diligence Vendor-12/26/2023	PCCD- XXXX TALE.pdf			CA	Primary Residence	Purchase	NA	1322804	N/A	N/A
XXXX	242NQM854	Resolved- - Due Diligence Vendor-12/26/2023

		Open-This loan failed the TRID Lender's and Owner's Title Insurance Policy Amounts validation test.This loan contains a value for one, but not both of the following fields:As Disclosed Lender's Title Insurance Policy and Actual Lender's Title Insurance Policy; orAs Disclosed Owner's Title Insurance Policy and Actual Owner's Title Insurance Policy.The CFPB's Official Interpretations to the TILA-RESPA Integrated Disclosure (TRID) Final Rule requires the use of a specific calculation to arrive at the value to be provided on the disclosure forms. The Lender's Title Insurance Policy is always disclosed as the full policy amount, even if a simultaneous issue of the Owner's Title Insurance Policy is present. The Owner's Title Insurance Policy is calculated by taking the full owner's title insurance premium, adding the simultaneous issuance premium for the lender's coverage (if any), and then deducting the full premium for the lender's coverage. The value derived from this calculation is required for accurate tolerance testing under TRID, and should be entered in the "as disclosed" field in ComplianceAnalyzer.The "as disclosed" value derived from the above calculation, however, generally will not be representative of the actual value paid for the title insurance. Therefore it cannot be used for testing state and federal fee thresholds, as it will likely yield incorrect results for such tests. Accordingly, the actual value paid for the title insurance must be entered in the corresponding "actual" title insurance policy field(s). If there is no difference between the actual and disclosed values for either the owner's or lender's title insurance, please enter the same value in the "actual" and "as disclosed" fields. For more information on how these fields are used, please refer to the glossary. - Due Diligence Vendor-12/26/2023		Resolved- - Due Diligence Vendor-12/26/2023				CA	Primary Residence	Purchase	NA	1334822	N/A	N/A
XXXX	242NQM863	Waived-Housing History Does Not Meet Guideline Requirements Exception approved for borrower is living rent free and reflects on initial 1003 $1200 a month rent. Borrower does not have rent due, he only contributes to expenses and can not verify it. Exception approved to accept rent free letter. Exception letter is on pg-440. - Due Diligence Vendor-12/19/2023		Waived-Housing History Does Not Meet Guideline Requirements Exception approved for borrower is living rent free and reflects on initial 1003 $1200 a month rent. Borrower does not have rent due, he only contributes to expenses and can not verify it. Exception approved to accept rent free letter. Exception letter is on pg-440. - Due Diligence Vendor-12/19/2023			Comp Factor #1: No lates on credit report for all mortgages. Comp Factor #2: Low DTI - under 32%. Borrower is allowed a max 50% DTI. Comp Factor #3: Low LTV - under 50%. Borrower has LTV of 43.48%. Allowed 70% LTV, per guides.	FL	Second Home	Refinance	Cash Out - Other	1322617	Originator Post-Close	Yes
XXXX	242NQM863	Resolved-Detailed explanation (LOE) on bankruptcy is uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/28/2023 Ready for Review-Document Uploaded. - Seller-12/27/2023 Open-Delinquent Credit History Does Not Meet Guideline Requirements Request to provide Letter of Explanation to allow for bankruptcy closing date is within 18 months. As per guidelines, 24 months bankruptcy requires a LOE for chapter 13. - Due Diligence Vendor-12/19/2023	Ready for Review-Document Uploaded. - Seller-12/27/2023	Resolved-Detailed explanation (LOE) on bankruptcy is uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/28/2023	LOE for BK.pdf			FL	Second Home	Refinance	Cash Out - Other	1323018	N/A	N/A
XXXX	242NQM893	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/22/2023 Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-12/21/2023 Open-TRID: Missing Closing Disclosure Request to provide Post Closing Disclosure as the subject property is in dry fund state CA. - Due Diligence Vendor-12/20/2023	Ready for Review-Document Uploaded. Hi XXXX, please see attached. - Seller-12/21/2023	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/22/2023	PCCD.pdf			CA	Primary Residence	Refinance	Cash Out - Other	1325372	N/A	N/A
XXXX	242NQM857	Resolved-Borrower 1 Paystubs Less Than 1 Month Provided Condition Resolved Paystubs verifying over 30days uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/29/2023 Ready for Review-Document Uploaded. Hi XXXX, please see paystubs for over 1 month. - Seller-12/28/2023 Open-Borrower 1 Paystubs Less Than 1 Month Provided Request to provide one-month paystub. - Due Diligence Vendor-12/20/2023	Ready for Review-Document Uploaded. Hi XXXX, please see paystubs for over 1 month. - Seller-12/28/2023	Resolved-Borrower 1 Paystubs Less Than 1 Month Provided Condition Resolved Paystubs verifying over 30days uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/29/2023	10-8 to 10-14.pdf 10-15 to 10-21.pdf 10-29 to 11-4.pdf 11-5 to 11-11.pdf 10-22 to 10-28.pdf			MS	Primary Residence	Purchase	NA	1325500	N/A	N/A
XXXX	242NQM895	Resolved-Borrower 1 CPA Letter Provided - Due Diligence Vendor-01/04/2024 Resolved-Borrower 1 CPA Letter Provided - Due Diligence Vendor-01/04/2024 Resolved-Borrower 1 CPA Letter Provided CPA letter uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-01/03/2024 Ready for Review-Document Uploaded. - Seller-01/02/2024 Open-Borrower 1 CPA Letter Missing Please provide a copy of the CPA letter. Pending from file - Due Diligence Vendor-12/22/2023	Ready for Review-Document Uploaded. - Seller-01/02/2024	Resolved-Borrower 1 CPA Letter Provided - Due Diligence Vendor-01/04/2024 Resolved-Borrower 1 CPA Letter Provided - Due Diligence Vendor-01/04/2024 Resolved-Borrower 1 CPA Letter Provided CPA letter uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-01/03/2024	XXXX Tax preparer letter.pdf			CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1331223	N/A	N/A
XXXX	242NQM895	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-01/04/2024 Ready for Review-Document Uploaded. - Seller-01/02/2024 Open-TRID: Missing Closing Disclosure Provide post-consummation closing disclosure, since it is required for XXXX Dry Fund States (Subject State is CA) - Due Diligence Vendor-12/21/2023	Ready for Review-Document Uploaded. - Seller-01/02/2024	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-01/04/2024	XXXX PCCD.pdf			CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1327849	N/A	N/A
XXXX	242NQM895	Resolved-Updated/most recent dated business bank statement uploaded which covers the funds to close requirement, verified & entered in system - Resolved. - Due Diligence Vendor-12/28/2023 Ready for Review-Document Uploaded. - Seller-12/27/2023 Open-Required additional assets to cover funds to close, since recent bank statement shows $70,841.65, which is not sufficient. Also borrower is making $80,558.79 wire funds to close per pg#637 with the same bank account but cannot verify in the bank statement. Hence Need clarification on the same. - Due Diligence Vendor-12/21/2023	Ready for Review-Document Uploaded. - Seller-12/27/2023	Resolved-Updated/most recent dated business bank statement uploaded which covers the funds to close requirement, verified & entered in system - Resolved. - Due Diligence Vendor-12/28/2023	XXXX #XXXX-Source of funds.pdf source of deposits.pdf			CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1328044	N/A	N/A
XXXX	242NQM849	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-01/08/2024 Resolved-PCCD confirmed and entered into file. PCCD run with Elevated status - Due Diligence Vendor-01/05/2024 Ready for Review-Document Uploaded. - Seller-01/03/2024 Open-TRID: Missing Closing Disclosure Provide post-consummation closing disclosure, since it is required for LSM Dry Fund States (Subject State is CA). - Due Diligence Vendor-12/21/2023	Ready for Review-Document Uploaded. - Seller-01/03/2024	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-01/08/2024 Resolved-PCCD confirmed and entered into file. PCCD run with Elevated status - Due Diligence Vendor-01/05/2024	PCCD- XXXX.pdf FTC- XXXX.pdf			CA	Primary Residence	Purchase	NA	1327980	N/A	N/A
XXXX	242NQM853	Resolved-Audited Reserves of 13.29 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-01/12/2024

Resolved-Audited Reserves of 13.29 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-01/12/2024

Resolved-Audited Reserves of 13.29 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-01/11/2024

Ready for Review-Document Uploaded.  - Seller-01/10/2024

Counter-There is no evidence of the gift. Please provide the gift letter and the evidence of the gift funds deposited to the borrower's account or remitted to the title company. - Due Diligence Vendor-01/09/2024

Ready for Review-Document Uploaded. updated documents showing the correct assets, etc. Thank you! - Seller-01/06/2024

		Open-Audited Reserves of month(s) are less than Guideline Required Reserves of 3 month(s) Final 1003 & verified assets in 1008 include gift amount of $190,000 , However no documentation/ gift letter provided in file. Please provide Sufficient documentation for the gifts provided which will be sufficient for meet closing & reserve requirements - Due Diligence Vendor-12/22/2023	Ready for Review-Document Uploaded. - Seller-01/10/2024 Ready for Review-Document Uploaded. updated documents showing the correct assets, etc. Thank you! - Seller-01/06/2024	Resolved-Audited Reserves of 13.29 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-01/12/2024 Resolved-Audited Reserves of 13.29 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-01/12/2024 Resolved-Audited Reserves of 13.29 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-01/11/2024	XXXX-XXXX-Final 1008-.pdf XXXX-XXXX-Final 1003.pdf GIFT FUNDS.pdf			TN	Primary Residence	Purchase	NA	1330611	N/A	N/A
XXXX	242NQM868	Resolved-COC form with corrected date received and updated to review, resolved. - Due Diligence Vendor-12/29/2023 Ready for Review-Document Uploaded. - Seller-12/27/2023 Open-Incorrect Re-disclosed date on Change of Circumstance dated 12/13/2023 on page 216 - Due Diligence Vendor-12/22/2023	Ready for Review-Document Uploaded. - Seller-12/27/2023	Resolved-COC form with corrected date received and updated to review, resolved. - Due Diligence Vendor-12/29/2023	12.13 COC.pdf			FL	Primary Residence	Purchase	NA	1330869	N/A	N/A
XXXX	242NQM868	Resolved-Updated lender loan approval form with corrected FICO of 664 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/29/2023 Ready for Review-Document Uploaded. - Seller-12/28/2023 Open-Provide updated lender loan approval form with corrected FICO of 664 asper updated 1008. - Due Diligence Vendor-12/28/2023	Ready for Review-Document Uploaded. - Seller-12/28/2023	Resolved-Updated lender loan approval form with corrected FICO of 664 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/29/2023	UPDATED APPROVAL.pdf			FL	Primary Residence	Purchase	NA	1339865	N/A	N/A
XXXX	242NQM868	Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded with corrected FICO of 664, verified & entered in system - Resolved. - Due Diligence Vendor-12/28/2023 Ready for Review-Document Uploaded. - Seller-12/27/2023 Open-The 1008 document is missing from the loan file. Qualifying FICO on the 1008 Page is '689' but the Qualifying FICO per the CBR is '664'. Request to provide updated 1008. - Due Diligence Vendor-12/22/2023	Ready for Review-Document Uploaded. - Seller-12/27/2023	Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded with corrected FICO of 664, verified & entered in system - Resolved. - Due Diligence Vendor-12/28/2023	Final 1008.pdf			FL	Primary Residence	Purchase	NA	1330863	N/A	N/A
XXXX	242NQM872	Resolved-Final 1003 document uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/27/2023 Resolved-The Final 1003 is Present - Due Diligence Vendor-12/27/2023 Ready for Review-Document Uploaded. - Seller-12/26/2023 Open-The Final 1003 is Missing Request to provide final 1003 which is missing in file. - Due Diligence Vendor-12/26/2023	Ready for Review-Document Uploaded. - Seller-12/26/2023	Resolved-Final 1003 document uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/27/2023 Resolved-The Final 1003 is Present - Due Diligence Vendor-12/27/2023	final 1003 XXXX.pdf			OR	Primary Residence	Purchase	NA	1333622	N/A	N/A
XXXX	242NQM872	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/29/2023 Ready for Review-Document Uploaded. - Seller-12/27/2023 Open-TRID: Missing Closing Disclosure Dry fund - Request to provide Post Closing Disclosure as the subject property is in dry fund state OR. - Due Diligence Vendor-12/26/2023	Ready for Review-Document Uploaded. - Seller-12/27/2023	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/29/2023	XXXX PCCD.pdf			OR	Primary Residence	Purchase	NA	1333867	N/A	N/A
XXXX	242NQM872	Resolved-Updated lender loan approval form with corrected FICO of 741 asper updated 1008 is uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/28/2023 Ready for Review-Document Uploaded. - Seller-12/27/2023 Open-Provide updated lender loan approval form with corrected FICO of 741 asper updated 1008. - Due Diligence Vendor-12/27/2023	Ready for Review-Document Uploaded. - Seller-12/27/2023	Resolved-Updated lender loan approval form with corrected FICO of 741 asper updated 1008 is uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-12/28/2023	NANQ.jpg			OR	Primary Residence	Purchase	NA	1337122	N/A	N/A
XXXX	242NQM872	Resolved-Updated 1008 uploaded with corrected FICO of 741, verified & entered in system - Resolved. - Due Diligence Vendor-12/27/2023

Resolved-Validation Resolved - Due Diligence Vendor-12/27/2023

Ready for Review-Document Uploaded.  - Seller-12/26/2023

		Open-Qualifying FICO on the 1008 Page is '746' but the Qualifying FICO from the Credit Liabilities Page is '741'. Qualifying FICO entries do not match. Please confirm the correct Qualifying FICO value. Request to provide updated 1008 and lender approval sheet with correct Fico as it shows Fico as 746, whereas per credit report pg-231 Equifax score- 732, Transunion score- 741, Experian score- 751. - Due Diligence Vendor-12/26/2023	Ready for Review-Document Uploaded. - Seller-12/26/2023	Resolved-Updated 1008 uploaded with corrected FICO of 741, verified & entered in system - Resolved. - Due Diligence Vendor-12/27/2023 Resolved-Validation Resolved - Due Diligence Vendor-12/27/2023	XXXX final 1008.pdf			OR	Primary Residence	Purchase	NA	1333723	N/A	N/A
XXXX	242NQM878	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/28/2023 Ready for Review-Document Uploaded. - Seller-12/28/2023 Ready for Review-Document Uploaded. Hi XXXX, please see attached. - Seller-12/27/2023 Open-TRID: Missing Closing Disclosure Request to Provide POST CD, as it is mandatory to have in XXXX Dry Funding state (Subject State is ID). - Due Diligence Vendor-12/26/2023	Ready for Review-Document Uploaded. - Seller-12/28/2023 Ready for Review-Document Uploaded. Hi XXXX, please see attached. - Seller-12/27/2023	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/28/2023	PCCD.pdf			ID	Primary Residence	Purchase	NA	1333663	N/A	N/A
XXXX	242NQM878	Resolved-Asset 4 Meets Guideline Requirements Or Not Applicable - Due Diligence Vendor-12/28/2023 Ready for Review-Document Uploaded. Hi XXXX, please see attached for updated 1003 with corrected Gift Amount of $16,200 - Seller-12/28/2023 Open-Asset 4 Does Not Meet Guideline Requirements Final CD is missing gift deposit and the Final 1003 reflects gift amount of $19,600. Please provide updated Final Cd and Final 1003 to reflect correct gift amount. - Due Diligence Vendor-12/26/2023	Ready for Review-Document Uploaded. Hi XXXX, please see attached for updated 1003 with corrected Gift Amount of $16,200 - Seller-12/28/2023	Resolved-Asset 4 Meets Guideline Requirements Or Not Applicable - Due Diligence Vendor-12/28/2023	updated 1003 with corrected Gift.pdf PCCD.pdf			ID	Primary Residence	Purchase	NA	1335976	N/A	N/A
XXXX	242NQM848	Resolved-The Final 1003 is Present - Due Diligence Vendor-01/04/2024 Ready for Review-Document Uploaded. - Seller-01/02/2024 Open-The Final 1003 is Incomplete Per review of section 1b on the final 1003, The bwr has only been in the industry for 4 yrs but has owned the business for 13+ years. Please provide clarification or a corrected final 1003. - Due Diligence Vendor-12/29/2023	Ready for Review-Document Uploaded. - Seller-01/02/2024	Resolved-The Final 1003 is Present - Due Diligence Vendor-01/04/2024	final 1003 - XXXX.pdf			CA	Primary Residence	Purchase	NA	1343112	N/A	N/A
XXXX	242NQM848	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/29/2023 Ready for Review-Document Uploaded. - Seller-12/27/2023 Open-TRID: Missing Closing Disclosure Request to Provide POST CD, as it is mandatory to have in XXXX Dry Funding state (Subject State is CA). - Due Diligence Vendor-12/27/2023	Ready for Review-Document Uploaded. - Seller-12/27/2023	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-12/29/2023	PCCD- XXXX.pdf			CA	Primary Residence	Purchase	NA	1336592	N/A	N/A
XXXX	242NQM903	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-01/10/2024 Resolved-Updated Hazard Insurance Policy uploaded verifying the Premium amount, verified & entered in system - Resolved. - Due Diligence Vendor-01/10/2024 Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-01/10/2024 Ready for Review-Document Uploaded. - Seller-01/09/2024 Open-Hazard Insurance Policy Partially Provided Provide Updated HOI document with Premium amount. - Due Diligence Vendor-12/27/2023	Ready for Review-Document Uploaded. - Seller-01/09/2024	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-01/10/2024 Resolved-Updated Hazard Insurance Policy uploaded verifying the Premium amount, verified & entered in system - Resolved. - Due Diligence Vendor-01/10/2024 Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-01/10/2024	XXXX HOI.pdf			VA	Investment	Refinance	Cash Out - Other	1336597	N/A	N/A
XXXX	242NQM862	Resolved-Verified doc. - Due Diligence Vendor-01/19/2024

Ready for Review-Document Uploaded.  - Seller-01/19/2024

Resolved-Flood Insurance Policy is fully present - Due Diligence Vendor-01/19/2024

Ready for Review-Document Uploaded.  - Seller-01/18/2024

Counter-The Flood Cert is attached, still need a copy of the Flood Policy. Thank you - Due Diligence Vendor-01/16/2024

Ready for Review-Document Uploaded. here you go - Seller-01/12/2024

Counter-The flood document provided on page 3 is an application for flood insurance and not the policy. Please provide the policy. - Due Diligence Vendor-12/29/2023

Ready for Review-Document Uploaded.  - Seller-12/28/2023

		Open-Flood Insurance Policy Partially Provided Flood Insurance is the application for Flood Insurance. Please provide updated policy. - Due Diligence Vendor-12/28/2023	Ready for Review-Document Uploaded. - Seller-01/19/2024 Ready for Review-Document Uploaded. - Seller-01/18/2024 Ready for Review-Document Uploaded. here you go - Seller-01/12/2024 Ready for Review-Document Uploaded. - Seller-12/28/2023	Resolved-Verified doc. - Due Diligence Vendor-01/19/2024 Resolved-Flood Insurance Policy is fully present - Due Diligence Vendor-01/19/2024	Flood.pdf			FL	Primary Residence	Purchase	NA	1340873	N/A	N/A
XXXX	242NQM862	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-01/02/2024 Ready for Review-Document Uploaded. - Seller-12/29/2023 Open-TRID: Missing Final Closing Disclosure Final CD page 177 shows a Broker Cure in Section H. Please provide updated Final CD. - Due Diligence Vendor-12/28/2023	Ready for Review-Document Uploaded. - Seller-12/29/2023	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-01/02/2024	XXXX PCCD.pdf			FL	Primary Residence	Purchase	NA	1340828	N/A	N/A
XXXX	242NQM850	Resolved-Updated Lender Loan Approval Form uploaded with Matrix Version date, verified & entered in system - Resolved. - Due Diligence Vendor-12/29/2023 Ready for Review-Document Uploaded. - Seller-12/28/2023 Open-Please provide an updated Approval form listing the correct matrix date - Due Diligence Vendor-12/28/2023	Ready for Review-Document Uploaded. - Seller-12/28/2023	Resolved-Updated Lender Loan Approval Form uploaded with Matrix Version date, verified & entered in system - Resolved. - Due Diligence Vendor-12/29/2023	DSCR.jpg			GA	Investment	Purchase	NA	1339948	N/A	N/A
XXXX	242NQM838	Resolved-GL & Matrix dated 12/7/2023 is shared by client, verified & entered in system - Resolved. - Due Diligence Vendor-01/02/2024 Ready for Review-Document Uploaded. - Seller-12/29/2023 Open-Need to obtain copy of matrix dated 12/7/2023 from client as Lender approval page 381 references First Lien Matrix Version Date 12/7/2023. Used Matrix dated 10/2/2023 on business purpose and approval page until correct Matrix obtained. - Due Diligence Vendor-12/28/2023	Ready for Review-Document Uploaded. - Seller-12/29/2023	Resolved-GL & Matrix dated 12/7/2023 is shared by client, verified & entered in system - Resolved. - Due Diligence Vendor-01/02/2024	LSM-NonQM-Matrix12.7.2023.pdf.crdownload			MD	Primary Residence	Purchase	NA	1340751	N/A	N/A
XXXX	242NQM847	Resolved-Evidence of Property Tax is present - Due Diligence Vendor-01/11/2024 Ready for Review-Document Uploaded. - Seller-01/09/2024 Open-Missing Evidence of Property Tax Request to provide additional valuation doc or proof for tax rate 1.783141 which U/W considered. - Due Diligence Vendor-12/28/2023	Ready for Review-Document Uploaded. - Seller-01/09/2024	Resolved-Evidence of Property Tax is present - Due Diligence Vendor-01/11/2024	tax email and homestead exemption.pdf			TX	Primary Residence	Purchase	NA	1339616	N/A	N/A
XXXX	242NQM840	Resolved-Per PCCD the borrower received cash back, rescinded. - Due Diligence Vendor-01/03/2024 Ready for Review-Document Uploaded. Hi XXXX, please see attached. - Seller-01/03/2024 Open-TRID: Missing Closing Disclosure Property is in (CA) dry funding state. Provide PCCD. - Due Diligence Vendor-12/29/2023	Ready for Review-Document Uploaded. Hi XXXX, please see attached. - Seller-01/03/2024	Resolved-Per PCCD the borrower received cash back, rescinded. - Due Diligence Vendor-01/03/2024	PCCD.pdf			CA	Primary Residence	Purchase	NA	1342485	N/A	N/A
XXXX	242NQM851	Resolved-Post Close CD updated to review. PCCE is Elevated, resolved. - Due Diligence Vendor-01/05/2024 Ready for Review-Document Uploaded. Hi XXXX, please see attached. - Seller-01/04/2024 Open-Please provide a PCCD for this property as it is located in WA - a dry funding state - Due Diligence Vendor-01/04/2024	Ready for Review-Document Uploaded. Hi XXXX, please see attached. - Seller-01/04/2024	Resolved-Post Close CD updated to review. PCCE is Elevated, resolved. - Due Diligence Vendor-01/05/2024	PCCD.pdf			WA	Primary Residence	Purchase	NA	1353745	N/A	N/A
XXXX	242NQM851	Resolved-Post Close CD updated to review. PCCE is Elevated, resolved. - Due Diligence Vendor-01/05/2024 Resolved- - Due Diligence Vendor-01/05/2024 Open-This loan failed the TRID Post-Consummation Event Validation Test.This loan has a post-consummation event date that occurs on or before the closing date or consummation date of the loan. Please review the loan data to ensure the dates are in the correct fields. - Due Diligence Vendor-01/05/2024		Resolved-Post Close CD updated to review. PCCE is Elevated, resolved. - Due Diligence Vendor-01/05/2024 Resolved- - Due Diligence Vendor-01/05/2024				WA	Primary Residence	Purchase	NA	1357504	N/A	N/A
XXXX	242NQM851	Resolved-Fired in Error, Post Close CD updated to review. PCCE is Elevated, resolved. - Due Diligence Vendor-01/05/2024

Resolved- - Due Diligence Vendor-01/05/2024

		Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. - Due Diligence Vendor-01/05/2024		Resolved-Fired in Error, Post Close CD updated to review. PCCE is Elevated, resolved. - Due Diligence Vendor-01/05/2024 Resolved- - Due Diligence Vendor-01/05/2024				WA	Primary Residence	Purchase	NA	1357505	N/A	N/A
XXXX	242NQM836	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-01/04/2024 Ready for Review-Document Uploaded. - Seller-01/02/2024 Open-TRID: Missing Closing Disclosure Subject is in DRY State-CA, Please provide PCCD - Due Diligence Vendor-12/29/2023	Ready for Review-Document Uploaded. - Seller-01/02/2024	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-01/04/2024	PCCD- XXXX.pdf			CA	Primary Residence	Purchase	NA	1342439	N/A	N/A
XXXX	242NQM846	Resolved-PCCD entered into file. CE run with Elevated result - Due Diligence Vendor-01/05/2024 Ready for Review-Document Uploaded. - Seller-01/03/2024 Open-TRID: Missing Closing Disclosure Provide PCCD with Certified Stamp or Seal required for Dry Funding State, Subject Property is CA - Due Diligence Vendor-01/03/2024	Ready for Review-Document Uploaded. - Seller-01/03/2024	Resolved-PCCD entered into file. CE run with Elevated result - Due Diligence Vendor-01/05/2024	PCCD- XXXX.pdf			CA	Primary Residence	Purchase	NA	1348974	N/A	N/A
XXXX	242NQM846	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-01/05/2024 Ready for Review-Document Uploaded. - Seller-01/03/2024 Open-The 1008 document is missing from the loan file. Request to provide updated 1008 as the underwriter comment shows MAX DTI is 45% whereas as per Matrices - XXXX: Max DTI is 50% and as per loan program on page #437 credit grade is A+ and matrix dated 10/02/2023. for "Alt Doc: Max 50%, Max 45% if ≥ 85% LTV" as per 1008 the LTV is XXXX%, so updated Guideline DTI as 50% - Due Diligence Vendor-01/03/2024	Ready for Review-Document Uploaded. - Seller-01/03/2024	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-01/05/2024	UPDATED 1008 XXXX.pdf			CA	Primary Residence	Purchase	NA	1348949	N/A	N/A
XXXX	242NQM846	Resolved-Proof of deposit (Wire Transfer) for Gift $14,000 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-01/04/2024 Resolved-Asset Record 3 Meets G/L Requirements Or Not Applicable - Due Diligence Vendor-01/04/2024 Ready for Review-Document Uploaded. - Seller-01/03/2024 Open-Asset Record 3 Does Not Meet G/L Requirements Need verification of deposit of Gift of $14,000.00 - Due Diligence Vendor-01/03/2024	Ready for Review-Document Uploaded. - Seller-01/03/2024	Resolved-Proof of deposit (Wire Transfer) for Gift $14,000 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-01/04/2024 Resolved-Asset Record 3 Meets G/L Requirements Or Not Applicable - Due Diligence Vendor-01/04/2024	FTC- XXXX.pdf			CA	Primary Residence	Purchase	NA	1349602	N/A	N/A
XXXX	242NQM841	Resolved-Copy of Interim drivers license received which expires 3/10/2024 - Due Diligence Vendor-01/16/2024
Ready for Review-Document Uploaded.  - Seller-01/12/2024
Counter-Per the GLs the section for ITIN borrowers specifically says the borrowers US Visa, passport or consular ID card may be expired. It does not specify that the borrower's drivers license can be expired.  - Due Diligence Vendor-01/08/2024
Ready for Review-The loan file must contain at least two forms of photo identification, including Consular ID Card, Non-US Driver License, Passport from Country of Origin (even if expired), State Issued ID, US Drivers License, US Visa (even if expired). - Seller-01/05/2024
		Open-Borrowers drivers license is expired. Please provide an updated license. - Due Diligence Vendor-01/05/2024	Ready for Review-Document Uploaded. - Seller-01/12/2024 Ready for Review-The loan file must contain at least two forms of photo identification, including Consular ID Card, Non-US Driver License, Passport from Country of Origin (even if expired), State Issued ID, US Drivers License, US Visa (even if expired). - Seller-01/05/2024	Resolved-Copy of Interim drivers license received which expires 3/10/2024 - Due Diligence Vendor-01/16/2024	ID.Renewal.jpg			TN	Primary Residence	Purchase	NA	1355850	N/A	N/A
XXXX	242NQM843	Resolved-The Note is Present - Due Diligence Vendor-01/11/2024 Ready for Review-Document Uploaded. - Seller-01/11/2024 Open-The Note is Missing - Due Diligence Vendor-01/10/2024	Ready for Review-Document Uploaded. - Seller-01/11/2024	Resolved-The Note is Present - Due Diligence Vendor-01/11/2024	XXXX note (2).pdf			TX	Investment	Refinance	Cash Out - Other	1363866	N/A	N/A